MUNICIPAL BOND FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2000

                                                                  One Group Logo

                               ONE GROUP(R) SHORT-TERM MUNICIPAL BOND FUND
                               ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND
                               ONE GROUP(R) TAX-FREE BOND FUND
                               ONE GROUP(R) MUNICIPAL INCOME FUND
                               ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND
                               ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND
                               ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND
                               ONE GROUP(R) MICHIGAN MUNICIPAL BOND FUND
                               ONE GROUP(R) OHIO MUNICIPAL BOND FUND
                               ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2000

Portfolio Performance Review ...............................    2
Schedules of Portfolio Investments .........................    4
Statements of Assets and Liabilities .......................   79
Statements of Operations ...................................   81
Statements of Changes in Net Assets ........................   83
Schedules of Capital Stock Activity ........................   87
Financial Highlights .......................................   91
Notes to Financial Statements ..............................  122

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW                                   DECEMBER 31, 2000

QUESTIONS, CONCERNS INFLUENCE BOND MARKET
Volatility and uncertainty characterized the fixed income market during the second half of 2000. The market continued to feel the impact of the Federal Reserve's interest rate hikes of 1999 and the first half of 2000. In addition, credit conditions tightened, as corporations discovered that capital- and credit-market funding increasingly was difficult to obtain.

Our investment managers also continued to deal with structural changes resulting from the reduction in U.S. Treasury supply. This was due to less issuance and the federal government's buyback program. The declining supply of U.S. Treasuries will continue to challenge fixed income valuations, asset allocations, benchmark characteristics and risk management.

There also was heightened uncertainty regarding the economy, particularly toward the end of the year. In the first half of the year investors worried that economic growth was too strong, which would lead to additional Fed rate hikes. But by the fourth quarter, economic growth had slowed significantly, igniting recession fears. In addition, a new round of inflation worries emerged, due to volatile energy prices and a tight labor market. With all of these issues, corporate earnings came under increasing pressure, adding to the credit market's woes.

The market also continued to experience significant spread sector volatility. (Spreads refer to the differences in yield between Treasury bonds and comparable-maturity non-Treasury bonds. Non-Treasury bonds become more attractive as spreads tighten.) The widening and tightening of spreads was manageable in the mortgage- and asset-backed sectors, but corporate and high-yield spread volatility was more difficult to overcome largely due to decreased liquidity.

TREASURIES LEAD ALL SECTORS
Higher-quality securities offered the best performance during the six- and 12-month periods ended December 31, 2000. Long-term Treasuries finished the year and six-month period ahead of the S&P 500 Index for the first time since 1993, as long bond yields declined more than one percentage point for the year. The yield on the 30-year Treasury declined from 6.48% on December 31, 1999, to 5.88% on June 30, 2000, to 5.43% on December 29, 2000.

This performance primarily was due to the debt buyback program. The shrinking supply of Treasuries made the existing ones more valuable, and their prices soared. The yield curve inverted, as yields on shorter-term securities were higher than yields on longer-term securities. Adding to the out-performance of Treasuries was a degree of flight to quality by anxious equity and bond investors.

CONDITIONS FAVORABLE FOR ONE GROUP MANAGEMENT STYLE
In periods of uncertainty, such as in 2000, active mutual fund management becomes extremely important. Uncovering and avoiding credit problems and selecting individual securities and sub-sectors are crucial. Although we were faced with many pressures during the six-month period, our funds persevered due to our disciplined, risk- and research-focused investment process that emphasizes sector and security selection and diversification. We under-weighted the investment-grade corporate bond sector, focusing instead on higher-quality mortgage- and asset-backed bonds that offered attractive yield advantages.

A key strategy we try to implement in all market environments is to maintain a fairly controlled duration policy. (Duration is a measure of a fund's sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a lower duration indicates less.) By doing this in the second half of 2000, the funds were able to avoid severe price swings that resulted from the changing interest rate environment.

MUNICIPAL MARKET OFFERS SOLID PERFORMANCE
Similar to the taxable market, higher-quality bonds in the municipal market generated solid performance during the second half of 2000. Broad-based investor demand, sound credit fundamentals at the state and local levels of government and above-average tax-adjusted yields supported strong second-half performance. Credit quality and liquidity problems emerged in the high-yield municipal market, but our funds avoided that area of the market by emphasizing quality at the portfolio and security levels.

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW, CONTINUED                        DECEMBER 31, 2000

HIGH-YIELD MARKET STRUGGLES
Deteriorating technical factors surrounding credit, liquidity and increasing default levels continued to plague the high-yield bond market throughout 2000. The slowing economy and a rash of earnings disappointments and downward earnings revisions only aggravated the situation as the year unfolded. For the six-month period, the high-yield sector posted negative results overall and the worst performance among all bond sectors.

Despite sector deterioration, One Group High Yield Bond Fund posted solid relative returns versus its peer and market indexes. High-yield bonds are reaching attractive valuation levels, and with a friendlier Fed and stabilizing credit trends expected later in 2001, added exposure may be warranted for funds permitted to hold these bonds.

MONEY MARKET YIELDS STAY STRONG
Higher short-term interest rates meant higher yields for money market fund investors. Although the Fed did not change monetary policy during the second half of 2000, money market investors continued to benefit from the rate increases the Fed put in place in 1999 and in the first half of 2000.

One Group money market funds were positioned to allow our managers to quickly take advantage of the rate hikes.* Throughout the year investors were able to realize comfortable returns without taking on added credit or interest rate risks.

YIELD WILL DRIVE 2001 RETURNS
It appears that the economy is headed for a soft landing rather than a full-blown recession. As such, we believe that the fixed income market is poised to produce near coupon-like returns with little or no price changes in 2001.

The economic environment we envision for 2001 should be ideal for U.S. agency debt and mortgage-backed issues, along with high-grade asset-backed securities. Moreover, sound supply and demand characteristics, a decline in volatility and wider yield spreads should allow for stable performance, with respect to income generation. As rates decline, we will closely monitor prepayment activity and levels in an effort to insulate their performance from early redemption. We expect to continue to overweight these sectors and to stress careful cash flow analysis and secondary market opportunities to produce the best relative value.

In contrast, we believe that corporate bonds will continue to face a challenging environment, where slower growth causes additional downgrades and tighter liquidity results in greater-than-normal volatility. Although valuations are attractive, credit fundamentals must improve before performance can turn around. As such, we believe that the investment-grade corporate and high-yield markets have the most upside potential in 2001, and we may find improving opportunities to gradually add both sectors to our eligible funds.

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities
Banc One Investment Advisors Corporation

------------
The S&P 500 Index is an unmanaged index generally representative of the performance of large, U.S.-based stocks. Investors are unable to purchase the index directly, although they can invest in the underlying securities.

* An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (67.4%):
Alabama (0.4%):
 $  500     21st Century Tobacco Settlement
              Revenue, 5.25%, 12/1/03 ...........  $    510
                                                   --------
Arizona (2.1%):
  1,000     Gila County IDA, Cobre Valley
              Community Hospital, 5.38%,
              12/1/07 ...........................     1,018
    300     Maricopa County School District #11,
              Peoria, GO, 0.00%, 1/1/02, FGIC ...       287
    185     Maricopa County, School District #79,
              Litchfield Elementary, Project 98,
              Series A, GO, 4.50%, 7/1/01,
              FSA ...............................       185
    105     Sedona, Certificates of
              Participation, 6.25%, 7/1/01 ......       106
  1,000     State Transportation Board, Excise
              Tax Revenue, Maricopa County,
              4.60%, 7/1/04, AMBAC ..............     1,015
                                                   --------
                                                      2,611
                                                   --------
Arkansas (1.2%):
    150     Conway Hospital Revenue, Series A,
              4.50%, 8/1/01 .....................       150
    250     Conway Hospital Revenue, Series A,
              4.70%, 8/1/02 .....................       249
    260     Conway Hospital Revenue, Series A,
              4.90%, 8/1/03 .....................       258
    260     Conway Hospital Revenue, Series B,
              4.50%, 8/1/01 .....................       259
    270     Conway Hospital Revenue, Series B,
              4.70%, 8/1/02 .....................       269
    285     Conway Hospital Revenue, Series B,
              4.90%, 8/1/03 .....................       283
                                                   --------
                                                      1,468
                                                   --------
California (0.3%):
    400     San Diego County, Certificates of
              Participation, 4.70%, 9/1/02 ......       401
                                                   --------
Colorado (7.9%):
  1,000     Boulder County, Hospital Revenue,
              Longmont Hospital Project, 5.05%,
              12/1/05 ...........................     1,015
    180     Cordillera Mountain Metro District,
              Eagle County, 5.10%, 12/1/05 ......       180
    500     Denver City & County, Airport
              Revenue, AMT, 5.50%, 11/15/03 .....       515
  1,770     Denver City & County, Airport
              Revenue, AMT, 6.75%, 11/15/13,
              Callable 11/15/02 @ 102, MBIA .....     1,870

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $  405     Denver City & County, Water Revenue,
              6.60%, 11/15/06, Callable 11/15/01
              @ 101 .............................  $    417
  1,360     Housing Finance Authority, GO, 6.80%,
              8/1/14, Callable 8/1/02 @ 102 .....     1,440
  4,000     Meridian Metropolitan District, GO,
              7.50%, 12/1/11, Callable 12/1/01 @
              101 ...............................     4,135
                                                   --------
                                                      9,572
                                                   --------
Connecticut (0.7%):
    850     State Housing Finance Authority, AMT,
              4.40%, 5/15/02 ....................       852
                                                   --------
Delaware (2.2%):
  2,625     Clipper Caraval Tax-Exempt Certified
              Trust, Series 98-1, 4.50%, 10/6/05,
              AMBAC .............................     2,625
                                                   --------
District of Columbia (0.7%):
    810     Housing Finance Agency, Multi-Family
              Housing Revenue, Haven House
              Cooperative Project, Series B, AMT,
              5.55%, 12/1/22 ....................       815
                                                   --------
Florida (4.6%):
  2,750     Hillsborough County Hospital
              Authority, Reference-Tampa General
              Hospital Project, 6.38%, 10/1/13,
              Callable 10/1/02 @ 102 ............     2,887
  3,075     Tampa Water & Sewer Revenue, 0.00%,
              10/1/05 ...........................     2,663
                                                   --------
                                                      5,550
                                                   --------
Georgia (2.1%):
    200     Fulton County Residential Care
              Facilities, Canterbury Court
              Project, 4.80%, 10/1/02 ...........       205
    215     Fulton County Residential Care
              Facilities, Canterbury Court
              Project, 4.95%, 10/1/03 ...........       223
  2,135     Savannah Economic Development
              Revenue, College of Art & Design,
              Inc. Project, 6.00%, 10/1/03 ......     2,169
                                                   --------
                                                      2,597
                                                   --------
Idaho (0.8%):
  1,025     Student Loan Fund, 5.41%, 4/1/02 ....     1,022
                                                   --------

Continued

One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois (4.1%):
 $  705     Decatur Economic Development Revenue,
              7.75%, 6/1/07, Callable 6/1/02 @
              102 ...............................  $    738
  2,000     Onterie Center Housing Finance Corp.,
              Mortgage Revenue, 7.05%, 7/1/27,
              Callable 7/1/02 @ 102 .............     2,089
  2,000     Southwestern Development Authority,
              Medical Facility Revenue, 7.00%,
              8/15/12, Prerefunded 8/15/02 @
              102 ...............................     2,121
                                                   --------
                                                      4,948
                                                   --------
Iowa (2.8%):
  2,300     Student Loan Liquidity Corp., Student
              Loan Revenue, 6.75%, 12/1/01,
              AMBAC .............................     2,351
  1,000     Student Loan Liquidity Corp., Series
              A, 6.45%, 3/1/02 ..................     1,024
                                                   --------
                                                      3,375
                                                   --------
Kentucky (0.9%):
  1,000     Winchester Industrial Building
              Revenue, 7.75%, 7/1/12, Callable
              7/1/02 @ 102 ......................     1,049
                                                   --------
Louisiana (1.4%):
    750     Jefferson Parish Hospital Service
              District #1, Hospital Revenue, West
              Jefferson Medical Center, Series A,
              4.00%, 1/1/03, FSA ................       744
  1,000     Jefferson Parish Hospital Service
              District #2, Hospital Revenue,
              4.00%, 7/1/02, FSA ................       996
                                                   --------
                                                      1,740
                                                   --------
Massachusetts (1.7%):
  2,000     New England Education Loan Marketing
              Corp., Student Loan, Series A, AMT,
              5.70%, 7/1/05 .....................     2,100
                                                   --------
Michigan (1.8%):
  2,185     Dickinson County Economic Development
              Corp., Solid Waste Disposal
              Revenue, Champion International
              Paper, 6.55%, 3/1/07, Callable
              7/29/01 @ 101.50 ..................     2,230
                                                   --------
Mississippi (0.0%):
     40     Region IV Finance Corp., Mortgage
              Revenue, Greentree Apartments,
              Series C, 6.88%, 8/1/02 ...........        40
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Missouri (3.8%):
 $4,570     St. Louis, IDA, Multi-Family Housing
              Revenue, 5.22%, 11/15/29, Putable
              11/15/04 @ 100 ....................  $  4,606
                                                   --------
Nevada (0.6%):
    675     Clark County Highway Improvements,
              Revenue, Motor Vehicle Fuel Tax
              Public Improvements, 5.00%, 7/1/02,
              AMBAC .............................       684
                                                   --------
New York (2.3%):
  2,250     Kiryas Joel Housing Authority, Multi-
              Family Housing Revenue, Kiryas
              Timurim Project, 6.50%, 7/1/32,
              Callable 2/1/01 @ 100 .............     2,250
    500     New York Tobacco Trust I, 5.25%,
              6/1/03 ............................       508
                                                   --------
                                                      2,758
                                                   --------
Ohio (8.9%):
    355     Capital Corp. for Housing, Mortgage
              Revenue, Bella Vista, Series G,
              7.25%, 2/1/02 .....................       357
    170     Capital Corp. for Housing, Mortgage
              Revenue, 6.75%, 2/1/03 ............       172
    530     Capital Corp. for Housing, Mortgage
              Revenue, Section 8, Series O,
              6.75%, 2/1/05, FHA ................       546
  3,000     Franklin County Development Revenue,
              American Chemical Society Project,
              5.75%, 4/1/01 .....................     3,008
  1,800     Franklin County Housing Revenue,
              Gender Road Limited Partnership
              Project, AMT, 5.05%, 7/1/05 .......     1,834
  1,030     Lorain County Health Facilities,
              Catholic Healthcare Partners,
              Series A, Revenue, 4.40%, 9/1/02,
              AMBAC .............................     1,035
  1,605     Mount Vernon, IDR, Rogate Industries,
              5.90%, 3/1/03, Callable 3/1/01 @
              100 ...............................     1,606
  2,350     State Air Quality Development
              Authority, Revenue, 6.85%, 4/1/10,
              Callable 4/1/01 @ 102 .............     2,409
                                                   --------
                                                     10,967
                                                   --------
Oklahoma (0.4%):
    500     Grady County, Individual Authority,
              Correctional Facilities, 5.00%,
              11/1/04, MBIA .....................       511
                                                   --------

Continued

One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon (2.4%):
 $1,500     Cow Creek Bank, Umpqua Tribe of
              Indians, Revenue, Series B, 4.25%,
              7/1/03, AMBAC .....................  $  1,490
  1,400     Kaiser Permanente, 6.50%, 4/1/11,
              Callable 4/1/01 @ 102 .............     1,431
                                                   --------
                                                      2,921
                                                   --------
Texas (2.5%):
  1,000     Lewisville Combination Contract
              Revenue, 4.90%, 11/1/02 ...........     1,003
    965     State Department of Housing &
              Community Affairs, Single Family
              Revenue, Series E, 4.90%,
              3/1/02 ............................       970
  1,115     State Department of Housing &
              Community Affairs, Single Family
              Revenue, Series E, 5.00%,
              3/1/03 ............................     1,127
                                                   --------
                                                      3,100
                                                   --------
Utah (2.9%):
  1,060     Alpine School District, GO, 5.40%,
              3/15/04, Callable 3/15/02 @ 100 ...     1,075
  2,700     Associated Municipal Power Systems
              Revenue, Capital Appreciation,
              Hunter Project, 0.00%, 7/1/03,
              AMBAC .............................     2,421
                                                   --------
                                                      3,496
                                                   --------
Vermont (1.0%):
  1,215     University & State Agricultural
              College, Series 73A, 5.80%, 7/1/13,
              Callable 7/1/01 @ 100 .............     1,216
                                                   --------
Virgin Islands (1.1%):
    650     University of The Virgin Islands,
              Refunding & Improvement-Series A,
              4.75%, 12/1/02 ....................       655
    240     University of The Virgin Islands,
              Refunding & Improvement-Series A,
              4.85%, 12/1/03 ....................       243
    385     University of The Virgin Islands,
              Refunding & Improvement-Series A,
              5.05%, 12/1/05 ....................       394
                                                   --------
                                                      1,292
                                                   --------
Virginia (2.2%):
  2,500     Loudoun County, Sanitation Authority,
              Water & Sewer Revenue, Refunding,
              6.25%, 1/1/16, Callable 1/1/03 @
              102, FGIC .........................     2,651
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington (3.6%):
 $  770     State Public Power Supply, Energy
              Northwest Nuclear Project, 7.20%,
              7/1/03, Callable 1/1/01 @ 102 .....  $    789
  1,000     State Public Power Supply, Nuclear
              Project #2, 4.80%, 7/1/04 .........     1,015
  2,500     State Public Power Supply, Nuclear
              Project #3, 7.38%, 7/1/04, Callable
              1/1/01 @ 102 ......................     2,562
                                                   --------
                                                      4,366
                                                   --------
  Total Municipal Bonds                              82,073
                                                   --------
DAILY DEMAND NOTES (7.5%):
Maryland (3.7%):
  4,545     Prince Georges County Housing
              Authority, Single Family Mortgage
              Revenue, 6.35%, 6/1/33* ...........     4,545
                                                   --------
Texas (3.8%):
  1,856     Dallas County, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              5.99%, 11/25/04* ..................     1,856
  2,729     Denton County, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              6.32%, 5/1/05* ....................     2,729
                                                   --------
                                                      4,585
                                                   --------
  Total Daily Demand Notes                            9,130
                                                   --------
WEEKLY DEMAND NOTES (6.1%):
Illinois (6.1%):
  7,450     Lakemoor Multi-Family Housing
              Revenue, Series A, 5.51%,
              12/1/20* ..........................     7,450
                                                   --------
  Total Weekly Demand Notes                           7,450
                                                   --------
MONTHLY DEMAND NOTES (18.2%):
Arizona (4.8%):
  5,850     Pima County, IDA, Single Family
              Mortgage Revenue, 6.29%,
              10/25/10* .........................     5,850
                                                   --------
California (2.1%):
  2,544     Anaheim Housing Authority,
              Multi-Family Housing Revenue, AMT,
              5.03%, 2/15/33* ...................     2,559
                                                   --------
Colorado (4.8%):
  3,150     El Paso, Single Family Mortgage
              Revenue, 6.29%, 5/1/30* ...........     3,150

Continued

One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MONTHLY DEMAND NOTES, CONTINUED:
Colorado, continued:
 $2,700     Health Facilities Authority Revenue,
              West Regional Mental Hospital,
              4.30%, 6/1/18, Mandatory Tender
              7/15/01 @ 100* ....................  $  2,694
                                                   --------
                                                      5,844
                                                   --------
District of Columbia (2.9%):
  3,500     Housing Finance Agency, Single Family
              Mortgage Revenue, 6.12%,
              12/1/33* ..........................     3,500
                                                   --------
Florida (0.1%):
     77     Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, 5.98%, 10/1/29,
              Mandatory Put 4/25/01 @ 100* ......        77
                                                   --------
Texas (3.5%):
    561     Collin County, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              6.29%, 7/25/05* ...................       561

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MONTHLY DEMAND NOTES, CONTINUED:
Texas, continued:
 $1,618     Garland, Housing Finance Corp.,
              6.23%, 6/24/05* ...................  $  1,619
    677     Grand Prairie, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              6.29%, 7/25/05* ...................       677
  1,407     Tarrant County, 6.22%, 6/24/05* .....     1,407
                                                   --------
                                                      4,264
                                                   --------
  Total Monthly Demand Notes                         22,094
                                                   --------
INVESTMENT COMPANIES (0.2%):
    235     Provident Municipal Cash Money Market
              Fund, Tax-Free Money Market .......       235
                                                   --------
  Total Investment Companies                            235
                                                   --------
Total (Cost $119,960)(a)                           $120,982
                                                   ========

------------
Percentages indicated are based on net assets of $121,713.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation .....................  $1,044
                   Unrealized depreciation .....................     (22)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $1,022
                                                                  ======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (96.3%):
Alabama (1.6%):
 $ 1,000    21st Century Authority, Tobacco
              Settlement Revenue, 5.00%,
              12/1/07 ...........................  $  1,013
   1,000    21st Century Authority, Tobacco
              Settlement Revenue, 5.15%, 12/1/10,
              Callable 6/1/10 @ 102 .............     1,012
   1,510    21st Century Authority, Tobacco
              Settlement Revenue, 5.25%, 12/1/11,
              Callable 6/1/10 @ 102 .............     1,523
   3,500    Courtland Industrial Development
              Board, Solid Waste Disposal
              Revenue, Series A, AMT, 6.50%,
              9/1/25, Callable 9/1/05 @ 102 .....     3,522
   4,300    University of Alabama, University
              Revenues, 5.50%, 10/1/12, Callable
              10/1/09 @ 100, FGIC ...............     4,584
                                                   --------
                                                     11,654
                                                   --------
Alaska (1.6%):
   1,000    North Slope Boro, Capital
              Appreciation, Series B, GO, 0.00%,
              6/30/09, MBIA .....................       675
   1,795    North Slope Boro, Capital
              Appreciation, Series B, GO, 0.00%,
              6/30/11, MBIA .....................     1,088
   3,135    Northern Tobacco Securitization
              Corp., Tobacco Settlement Revenue,
              5.40%, 6/1/08 .....................     3,164
   2,890    State, IDA, Series A, AMT, 5.70%,
              4/1/11, Callable 4/1/07 @ 102 .....     3,064
   1,000    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.50%,
              7/1/04, Callable 7/1/03 @ 100 .....     1,020
   1,480    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.10%,
              7/1/10, Callable 7/1/09 @ 100,
              AMBAC .............................     1,508
   1,560    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.20%,
              7/1/11, Callable 7/1/09 @ 100,
              AMBAC .............................     1,591
                                                   --------
                                                     12,110
                                                   --------
Arizona (3.5%):
   1,105    Maricopa County, IDA, Multi-Family
              Housing Revenue, 5.65%, 1/1/09,
              Callable 1/1/07 @ 101 .............     1,104
   1,280    Maricopa County, IDA, Multi-Family
              Housing Revenue, 6.05%, 7/1/17,
              Callable 1/1/07 @ 101 .............     1,287
   1,005    Maricopa County, IDA, Single Family
              Mortgage Revenue, Capital
              Appreciation, Series 83A, 0.00%,
              12/31/14, ETM .....................       503

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,750    Mesa Street & Highway Revenue, 5.00%,
              7/1/13, Callable 7/1/09 @ 100,
              FSA ...............................  $  1,787
   5,750    Mesa Utility System Revenue, 5.00%,
              7/1/13, Callable 7/1/09 @ 100,
              FGIC ..............................     5,880
   2,835    Phoenix Airport Revenue, Series D,
              AMT, 6.00%, 7/1/06, Callable 7/1/04
              @ 102, MBIA .......................     3,019
   1,075    Phoenix, IDA, Government Office Lease
              Revenue, 5.00%, 9/15/12, Callable
              9/15/10 @ 100, AMBAC ..............     1,104
   1,900    Phoenix, IDA, Government Office Lease
              Revenue, 5.00%, 9/15/13, Callable
              9/15/10 @ 100, AMBAC ..............     1,939
   1,055    Phoenix, IDA, Government Office Lease
              Revenue, 5.00%, 3/15/12, Callable
              9/15/10 @ 100, AMBAC ..............     1,084
   1,875    Phoenix, IDA, Government Office Lease
              Revenue, 5.10%, 9/15/14, Callable
              9/15/10 @ 100, AMBAC ..............     1,919
   1,125    Phoenix, IDA, Government Office Lease
              Revenue, 5.13%, 9/15/15, Callable
              9/15/10 @ 100, AMBAC ..............     1,147
   3,045    Phoenix, IDA, Government Office Lease
              Revenue, 5.20%, 9/15/16, Callable
              9/15/10 @ 100, AMBAC...............     3,111
   1,000    Tempe, IDA, Multi-Family Revenue,
              Series A, 6.13%, 6/1/10, Callable
              6/1/03 @ 102, FHA .................     1,035
   1,000    Tucson Water Revenue, 6.50%, 7/1/16,
              Callable 7/1/01 @ 102, AMBAC ......     1,030
                                                   --------
                                                     25,949
                                                   --------
Arkansas (0.5%):
   3,405    State Development Authority, Single
              Family Mortgage Revenue, 6.50%,
              2/1/11, Callable 10/1/07 @ 103 ....     3,469
                                                   --------
California (0.6%):
   1,945    ABAG Finance Authority for Nonprofit
              Corp., Multi-Family Housing
              Revenue, AMT, 6.75%, 4/20/07,
              GNMA ..............................     2,076
   2,000    ABAG Finance Authority for Nonprofit
              Corp., Multi-Family Housing
              Revenue, AMT, 5.70%, 11/1/26,
              Callable 11/1/06 @ 100 ............     2,059
                                                   --------
                                                      4,135
                                                   --------
Colorado (8.7%):
   1,000    Arapahoe County, School District #5,
              Cherry Creek, GO, 6.00%, 12/15/14,
              Callable 12/15/09 @ 100 ...........     1,098

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,135    Arapahoe County, School District #1,
              Englewood, Capital Appreciation,
              GO, 0.00%, 11/1/09, FSA ...........  $    759
   2,000    Brighton, Certificates of
              Participation, 5.20%, 6/1/20,
              Callable 6/1/11 @ 100, FSA ........     2,017
   1,270    Clear Creak School District, GO,
              6.25%, 12/1/12, Callable 12/1/10 @
              100, FSA ..........................     1,446
   1,060    Clear Creak School District, GO,
              6.25%, 12/1/14, Callable 12/1/10 @
              100, FSA ..........................     1,195
   1,640    Denver City & County, Airport
              Revenue, Series B, AMT, 5.75%,
              11/15/09, Callable 11/15/06 @ 102,
              MBIA ..............................     1,755
   5,000    Denver City & County, Airport
              Revenue, Series A, AMT, 6.00%,
              11/15/10, AMBAC ...................     5,502
   1,000    Denver City & County, Airport
              Revenue, Series A, AMT, 8.00%,
              11/15/25, Callable 11/15/01 @
              100 ...............................     1,026
   9,750    Denver City & County, School District
              #1, GO, Series A, 0.00%,
              12/1/06 ...........................     7,490
   1,875    E-470 Public Highway Authority,
              Revenue, Series B, 0.00%, 9/1/20,
              MBIA ..............................       665
   5,000    El Paso County, School District # 11,
              Colorado Springs, GO, 7.13%,
              12/1/19, Callable 12/1/07 @ 125 ...     6,342
   1,135    Health Facilities Authority, Revenue,
              Series A, 6.40%, 1/1/10, Callable
              1/1/07 @ 101 ......................     1,086
   2,000    Health Facilities Authority, Revenue,
              Steamboat Springs Health, 5.75%,
              9/15/22, Callable 9/15/08 @ 101 ...     1,648
   2,655    Housing Finance Authority, Series A,
              6.40%, 8/1/06, Prerefunded 8/1/02 @
              102 ...............................     2,745
     600    Housing Finance Authority, 5.38%,
              8/1/12, Callable 8/1/10 @ 102 .....       616
   4,000    Housing Finance Authority,
              Multi-Family Insured Mortgage
              Revenue, Series C-3, 5.65%,
              10/1/15, Callable 11/1/01 @ 100,
              FHA ...............................     4,001
     100    Housing Finance Authority, Single
              Family Housing Revenue, Sub-Series
              B, 5.63%, 5/1/04 ..................       102

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 2,545    Housing Finance Authority, Single
              Family Housing Revenue, Series B-3,
              6.80%, 11/1/28, Callable 5/1/07 @
              105 ...............................  $  2,882
   2,400    Metropolitan Football Stadium,
              District Sales Tax Revenue, Series
              A, 0.00%, 1/1/10, MBIA ............     1,585
   2,000    Metropolitan Football Stadium,
              District Sales Tax Revenue, Series
              B, 0.00%, 1/1/11 ..................     1,247
   1,845    Pueblo County, School District #070,
              Pueblo Rural, GO, 6.00%, 12/1/14,
              Callable 12/1/09 @ 100, FGIC ......     2,023
   2,410    Pueblo County, School District #070,
              Pueblo Rural, GO, 6.00%, 12/1/15,
              Callable 12/1/09 @ 100, FGIC ......     2,630
   3,355    Pueblo County, School District #070,
              Pueblo Rural, GO, 6.00%, 12/1/16,
              Callable 12/1/09 @ 100, FGIC ......     3,653
   1,180    Pueblo West Metropolitan District,
              Water & Wastewater Revenue, 5.00%,
              12/15/15, Callable 12/15/10 @ 100,
              MBIA ..............................     1,189
   5,220    Regional Transportation District,
              Sales Tax Revenue, Series A, 5.13%,
              11/1/20, Callable 11/1/10 @ 101,
              FGIC ..............................     5,233
     325    San Miguel County, Mountain Village
              Metropolitan District, GO, 8.10%,
              12/1/11, Callable 12/1/02 @ 101 ...       345
   3,410    Water Reservoir & Power Development
              Authority, Wastewater Revenue,
              Series A, 6.00%, 9/1/10, AMBAC.....     3,832
                                                   --------
                                                     64,112
                                                   --------
District of Columbia (1.6%):
   2,000    District of Columbia, GO, Series B-3,
              5.20%, 6/1/04, MBIA ...............     2,060
   6,455    District of Columbia Water & Sewer
              Authority, Public Utility Revenue,
              5.50%, 10/1/10, Callable 4/1/09 @
              160 ...............................     6,952
   2,880    Housing Finance Agency, Multi-Family
              Mortgage Revenue, Congress Park
              Plaza Project, Series A, 6.20%,
              11/20/03, GNMA ....................     2,955
                                                   --------
                                                     11,967
                                                   --------

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida (5.4%):
 $ 1,020    Clay County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.20%, 9/1/11,
              Callable 3/1/05 @ 102, GNMA .......  $  1,086
     795    Clay County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.25%, 9/1/13,
              Callable 3/1/05 @ 102, GNMA .......       843
   1,525    Clay County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Multi-County Program, AMT,
              5.25%, 10/1/07, Callable 4/1/07
              @102, GNMA/FNMA ...................     1,581
   1,000    Dade County, Aviation Revenue, Series
              A, 6.00%, 10/1/08, Callable 10/1/05
              @ 102, AMBAC ......................     1,091
   1,935    Escambia County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, 5.75%, 4/1/04, Callable
              4/1/01 @ 101, GNMA ................     1,942
  13,047    Housing Finance Agency, Multi-Family
              Housing, Series A, 6.00%, 3/30/04
              (b) ...............................    12,986
   1,185    Indian River County, Hospital
              Revenue, 5.95%, 10/1/09, Callable
              1/1/07 @ 102, FSA .................     1,297
   1,285    Indian River County, Hospital
              Revenue, 6.00%, 10/1/10, Callable
              1/1/07 @ 102, FSA .................     1,404
   6,690    Jacksonville Electric Authority,
              Revenue, St. Johns River Power,
              Series 4, 5.00%, 10/1/13, Callable
              10/1/01 @ 100 .....................     6,691
     845    Nassau County, Gas Tax Revenue,
              0.00%, 3/1/10, AMBAC ..............       556
     845    Nassau County, Gas Tax Revenue,
              0.00%, 3/1/11, AMBAC ..............       528
     845    Nassau County, Gas Tax Revenue,
              0.00%, 3/1/12, AMBAC ..............       496
     895    Nassau County, Gas Tax Revenue,
              0.00%, 3/1/13, AMBAC ..............       495
     695    Nassau County, Gas Tax Revenue,
              0.00%, 3/1/14, AMBAC ..............       362
     945    Nassau County, Gas Tax Revenue,
              0.00%, 3/1/15, AMBAC ..............       464
   4,000    State Board of Education Capital
              Outlay, GO, Series B, 5.00%,
              6/1/12, Callable 6/1/01 @ 100 .....     4,001
   4,185    State Board of Education, Capital
              Outlay, GO, Series A, 5.00%,
              6/1/14, Callable 6/1/09 @ 101,
              MBIA ..............................     4,256
                                                   --------
                                                     40,079
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
(Georgia $0.9%):
   1,000    Atlanta Airport Facilities, Revenue,
              Series A, 6.50%, 1/1/07, AMBAC ....  $  1,117
   1,500    Atlanta Airport Facilities, Revenue,
              Series A, 6.50%, 1/1/08, AMBAC ....     1,696
   1,215    Columbus Water & Sewer, Revenue,
              6.30%, 5/1/06, Callable 11/1/02 @
              102, FGIC .........................     1,281
   1,200    Jackson County, Water & Sewer
              Authority, 5.75%, 9/1/17, Callable
              9/1/10 @ 102, AMBAC ...............     1,300
   1,500    Jackson County, Water & Sewer
              Authority, 5.40%, 9/1/22, Callable
              9/1/10 @ 102, AMBAC ...............     1,538
                                                   --------
                                                      6,932
                                                   --------
Hawaii (0.9%):
   1,000    Honolulu City & County, GO, Series A,
              5.60%, 4/1/07, FSA ................     1,071
   3,335    State, GO, Series CM, 6.00%, 12/1/10,
              FGIC ..............................     3,742
   2,065    State Department Budget & Finance,
              Mortgage Revenue, Kapiolani
              Healthcare Systems, 5.60%,
              7/1/02 ............................     2,088
                                                   --------
                                                      6,901
                                                   --------
Idaho (0.8%):
   1,600    Southern Idaho Regional Solid Waste
              District, Certificates of
              Participation, 5.45%, 11/1/13,
              Callable 11/1/03 @ 101, LOC: Dexia
              Credit Local ......................     1,648
   3,850    Student Loan Fund Marketing
              >Association, Inc., Series C, AMT,
              5.60%, 4/1/07, Callable 10/1/03 @
              102, GSL ..........................     3,924
                                                   --------
                                                      5,572
                                                   --------
Illinois (4.3%):
   1,655    Broadview Tax Increment, Revenue,
              4.50%, 7/1/03 .....................     1,634
   1,000    Chicago Metro Water Reclamation,
              District-Greater Chicago, Capital
              Improvements, GO, 7.25%,
              12/1/12 ...........................     1,245
   5,000    Chicago O'Hare International Airport,
              Revenue, Series A, 5.63%, 1/1/13,
              Callable 1/1/06 @ 102, AMBAC ......     5,257

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 3,045    Chicago Park District, GO, 6.35%,
              11/15/08, Callable 11/15/05 @ 102,
              MBIA ..............................  $  3,331
   1,370    Chicago, Emergency Telephone Systems,
              GO, 5.25%, 1/1/13, FGIC ...........     1,443
   1,000    Chicago, Emergency Telephone Systems,
              GO, 5.25%, 1/1/15, FGIC ...........     1,048
   1,450    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, Callable
              10/1/05 @ 78.60, MBIA .............       829
     455    Chicago, Single Family Mortgage
              Revenue, Series B, 0.00%, 10/1/09,
              MBIA ..............................       250
   1,000    Chicago, Water Revenue, 5.13%,
              11/1/16, FGIC .....................     1,027
     450    Evanston Residential Mortgage, Single
              Family Housing Revenue, 6.38%,
              1/1/09, Callable 7/1/02 @ 102,
              AMBAC .............................       462
   2,000    Health Facilities Authority, Revenue,
              Victory Health Services, Series A,
              5.38%, 8/15/16, Callable 8/15/07 @
              101 ...............................     1,799
   1,645    Health Facilities Authority, Revenue,
              Healthcare Facilities-Northwestern
              Medical, 6.13%, 11/15/07,
              Prerefunded 11/15/04 @ 102,
              MBIA ..............................     1,787
   2,500    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 6.50%, 6/1/04 ............     2,676
   2,000    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 6.50%, 6/1/05 ............     2,173
   1,055    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 0.00%, 6/15/09, MBIA .....       713
   2,500    Student Assistance, Student Loan
              Revenue, Series M, AMT, 6.60%,
              3/1/07, Callable 3/1/02 @ 102 .....     2,597
   1,350    Winnebago County, School District
              #122, Harlem-Loves Park Refunding,
              GO, 6.35%, 6/1/07, FGIC ...........     1,500
   4,445    Winnebago County, School District
              #122, Harlem-Loves Park, GO, 0.00%,
              1/1/13, FSA .......................     2,443
                                                   --------
                                                     32,214
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana (3.0%):
 $   250    Health Facilities Finance Authority,
              Hospital Revenue, Clarian Health
              Partners, Inc., Series A, 5.50%,
              2/15/16, Callable 2/15/07 @ 102 ...  $    252
   8,000    Indianapolis Airport Authority,
              Special Facilities Revenue, Federal
              Express Corp. Project, AMT, 7.10%,
              1/15/17, Callable 7/15/04 @ 102 ...     8,384
   2,735    Indianapolis Economic Development,
              Revenue, Knob-in-the-Woods Project,
              6.38%, 12/1/04 ....................     2,889
   2,500    Indianapolis Economic Development,
              Revenue, Butler Association Ltd.
              Project, 5.40%,1/1/03, Callable
              1/1/01 @ 100 (b) ..................     2,503
   4,000    Petersburg, PCR, Indianapolis Power &
              Light, 6.10%, 1/1/16, Callable
              1/1/03 @ 102, MBIA ................     4,194
   1,000    State Vocational Technical College,
              Building Facilities Fee, Series D,
              6.50%, 7/1/07, Callable 1/1/05 @
              102, AMBAC ........................     1,098
   2,500    Transportation Highway Finance
              Authority, Revenue, Series A,
              5.75%, 6/1/12 .....................     2,764
                                                   --------
                                                     22,084
                                                   --------
Iowa (0.0%):
      60    Finance Authority, Single Family
              Mortgage Revenue, Series F, 6.15%,
              7/1/04, Callable 1/1/03 @ 102,
              AMBAC .............................        60
     245    Finance Authority, Single Family
              Mortgage Revenue, Series F, 6.35%,
              07/1/09, Callable 1/1/03 @ 102,
              AMBAC .............................       251
                                                   --------
                                                        311
                                                   --------
Kansas (2.2%):
   1,375    Butler County, Public Building
              Improvement Revenue, 5.25%,
              10/1/12, Callable 10/1/10 @ 100,
              MBIA ..............................     1,443
     500    Butler County, Public Building
              Improvement Revenue, 5.30%,
              10/1/14, Callable 10/1/10 @ 100,
              MBIA ..............................       520
   1,600    Butler County, Public Building
              Improvement Revenue, 5.35%,
              10/1/15, Callable 10/1/10 @ 100,
              MBIA ..............................     1,663
   1,175    Johnson County, School District #232,
              GO, 5.00%, 9/1/12, Callable 9/1/10
              @ 100, FSA ........................     1,215

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $ 1,330    Johnson County, School District #232,
              GO, 5.50%, 9/1/13, Callable 9/1/10
              @ 100, FSA ........................  $  1,421
   1,495    Johnson County, School District #232,
              GO, 5.50%, 9/1/14, Callable 9/1/10
              @ 100, FSA ........................     1,589
   1,675    Johnson County, School District #232,
              GO, 5.50%, 9/1/15, Callable 9/1/10
              @ 100, FSA ........................     1,769
   1,865    Johnson County, School District #232,
              GO, 5.25%, 9/1/16, Callable 9/1/10
              @ 100, FSA ........................     1,920
   2,005    Sedgwick & Shawnee Counties, Single
              Family Housing Revenue, Series A-2,
              6.70%, 6/1/29, GNMA ...............     2,342
     595    Sedgwick County, Family Mortgage
              Revenue, Series A-2, 6.50%,
              12/1/16, Callable 12/1/07 @ 105,
              GNMA ..............................       623
   1,750    Wichita Hospital, Revenue, St.
              Francis Regional Hospital, Series
              A-3, 6.25%, 10/1/10, Callable
              10/1/02 @ 102, MBIA ...............     1,839
                                                   --------
                                                     16,344
                                                   --------
Kentucky (2.2%):
   1,085    Greater Kentucky Housing Assistance
              Corp., Multi-Family Housing
              Revenue, Series A, 5.90%, 2/1/14,
              Callable 2/1/03 @ 100, FHA ........     1,099
   1,000    Kenton County, Public Properties
              Corp., Revenue, Series A, 5.63%,
              12/1/12, Callable 12/1/06 @ 101 ...     1,052
   2,065    Knox County, School District Finance
              Corp., School Building Revenue,
              Series A, 5.13%, 10/1/15, Callable
              10/1/07 @ 102 .....................     2,097
   1,010    Martin County, Multi-Family Housing
              Revenue, Mortgage Section 8, 6.25%,
              7/1/23, Callable 7/1/01 @ 100,
              FHA ...............................     1,021
   2,595    Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.30%, 3/1/29,
              Callable 9/1/07 @ 102,
              GNMA/FNMA .........................     2,670
   1,200    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.38%, 5/1/11, Callable
              5/1/10 @ 100, MBIA ................     1,280
   1,080    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.40%, 5/1/12, Callable
              5/1/10 @ 100, MBIA ................     1,146

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $ 1,000    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.50%, 5/1/14, Callable
              5/1/10 @ 100, MBIA ................  $  1,056
   1,000    State Property & Buildings,
              Commission Revenue, Project #67,
              5.13%, 9/1/18, Callable 9/1/10 @
              100 ...............................     1,008
   3,905    State Property & Buildings,
              Commission Revenue, Project #67,
              5.13%, 9/1/16, Callable 9/1/10 @
              100 ...............................     3,967
                                                   --------
                                                     16,396
                                                   --------
Louisiana (0.3%):
     200    Housing Finance Agency, Single Family
              Mortgage Revenue, 7.80%, 12/1/09,
              Callable 6/1/04 @ 105, GNMA .......       223
     495    Housing Finance Agency, Single Family
              Mortgage Revenue, Series D-2, AMT,
              8.00%, 6/1/27, Callable 12/1/06 @
              102, GNMA/FNMA ....................       529
   1,350    Jefferson Sales Tax District, Special
              Sales Tax Revenue, Series A, 6.75%,
              12/1/06, Callable 12/1/02 @ 100,
              FGIC ..............................     1,410
                                                   --------
                                                      2,162
                                                   --------
Maine (0.2%):
   1,800    Regional Waste Systems, Solid Waste
              Recovery Revenue, Series P, 5.25%,
              7/1/04 ............................     1,852
                                                   --------
Maryland (0.4%):
   2,950    State Community Development
              Administration Department, Housing
              and Community Development, Single
              Family Housing Revenue, Fifth
              Series, 5.95%, 4/1/16, Callable
              4/1/06 @ 102 ......................     3,084
                                                   --------
Massachusetts (0.5%):
   3,880    New England Education Loan Marketing
              Corp., Series F, AMT, 5.63%,
              7/1/04, GSL .......................     4,030
                                                   --------
Michigan (6.9%):
   1,800    Caledonia Community Schools, GO,
              5.30%, 5/1/16, Callable 5/1/10 @
              100 ...............................     1,852
   1,950    Caledonia Community Schools, GO,
              5.35%, 5/1/17, Callable 5/1/10 @
              100 ...............................     2,006
   2,050    Caledonia Community Schools, GO,
              5.40%, 5/1/18, Callable 5/1/10 @
              100 ...............................     2,111

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 6,000    Detroit Local Development Finance
              Authority, Refunded Tax Increment
              Senior, Series A, 5.38%, 5/1/18,
              Callable 5/1/07 @ 101.50 ..........  $  6,052
   4,525    Dickinson County, Economic
              Development Corp., Solid Waste
              Disposal Revenue, Champion
              International Paper, 6.55%, 3/1/07,
              Callable 7/29/01 @ 101.50 .........     4,618
   2,000    Grand Rapids Building Authority, GO,
              5.50%, 8/1/20, Callable 8/1/10 @
              100, AMBAC ........................     2,066
   3,000    Rochester Community School District,
              GO, Series I, 5.50%, 5/1/09 .......     3,242
   2,925    Romeo Community School District, GO,
              5.25%, 5/1/15, Callable 5/1/10 @
              100 ...............................     3,017
   3,025    Romeo Community School District, GO,
              5.30%, 5/1/16, Callable 5/1/10 @
              100 ...............................     3,120
   3,970    Royal Oak Hospital Finance Authority,
              Hospital Revenue, William Beaumont
              Hospital, 6.25%, 1/1/10 ...........     4,413
   5,445    Royal Oak Hospital Finance Authority,
              Hospital Revenue, William Beaumont
              Hospital, 6.25%, 1/1/11 ...........     6,069
   3,850    Royal Oak Hospital Finance Authority,
              Hospital Revenue, William Beaumont
              Hospital, 6.25%, 1/1/12 ...........     4,297
   2,500    State Building Authority, Revenue,
              Facilities Program, Series 1,
              4.20%, 10/15/21, Callable 10/15/09
              @ 100 .............................     2,431
     845    State Building Authority, Revenue,
              Facilities Program, Series 1,
              3.88%, 10/15/21, Callable 10/15/03
              @ 100 .............................       843
   2,500    State Municipal Bond Authority,
              Revenue, Clean Water Revolving
              Fund, 5.88%, 10/1/14, Callable
              10/1/10 @ 101 .....................     2,742
     600    Stockbridge Community Schools, GO,
              5.50%, 5/1/21, Callable 5/1/10 @
              100 ...............................       617
   1,900    Sturgis Public School District, GO,
              5.50%, 5/1/21, Callable 5/1/10 @
              100 ...............................     1,964
                                                   --------
                                                     51,460
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Minnesota (1.8%):
 $ 2,410    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series G,
              AMT, 6.25%, 7/1/26, Callable 1/1/06
              @ 102 .............................  $  2,528
  10,725    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series L,
              AMT, 6.25%, 7/1/27, Callable 1/1/05
              @ 102 .............................    11,170
                                                   --------
                                                     13,698
                                                   --------
Mississippi (0.5%):
   1,335    Home Corp., Single Family Revenue,
              Series D, 6.65%, 7/1/12, Callable
              7/1/07 @ 105, FNMA/GNMA ...........     1,405
   3,000    Perry County, PCR, Leaf River Forest
              Project, 5.20%, 10/1/12, Callable
              3/1/12 @ 100 ......................     2,668
                                                   --------
                                                      4,073
                                                   --------
Missouri (1.6%):
   1,430    Kansas City Municipal Corp., Revenue,
              5.40%, 1/15/08, Callable 1/15/06 @
              101, AMBAC ........................     1,508
     975    Kansas City, IDA, Multi-Family
              Housing Revenue, Mews Apartments
              Project, Series A, AMT, 5.63%,
              7/1/05 ............................       998
   2,000    St. Louis Airport Revenue, 6.25%,
              1/1/03 ............................     2,033
   1,000    St. Louis Airport Revenue, 6.00%,
              1/1/05, Callable 7/1/03 @ 101 .....     1,016
   3,500    St. Louis Airport Revenue, 6.00%,
              1/1/06, Callable 7/1/03 @ 101 .....     3,548
   2,955    St. Louis Land Clearance
              Redevelopment Authority,
              Multi-Family Housing Revenue,
              Westminster Place Apartments,
              Series A, 5.95%, 7/1/22, FNMA .....     3,106
                                                   --------
                                                     12,209
                                                   --------
Montana (0.3%):
     970    State Board Housing, Single Family
              Housing Revenue, Series A-2, AMT,
              5.10%, 12/1/30, Callable 6/1/09 @
              100 ...............................       974
   1,115    State Long Range Building, GO, Series
              C, 5.40%, 8/1/16, Callable 8/1/10 @
              100 ...............................     1,169
                                                   --------
                                                      2,143
                                                   --------

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Nebraska (0.9%):
 $ 6,665    Public Power, District Revenue,
              Series B, 5.25%, 1/1/14, Callable
              8/1/02 @ 101, MBIA ................  $  6,875
                                                   --------
Nevada (1.5%):
   8,200    Clark County, PCR, Nevada Power Co.
              Project, 5.30%, 10/1/11, Callable
              1/1/03 @ 102, ACA .................     8,265
   3,010    Washoe County, School District
              Revenue, GO, 6.13%, 8/1/07,
              Callable 8/1/02 @ 101, MBIA .......     3,123
                                                   --------
                                                     11,388
                                                   --------
New Hampshire (0.2%):
   1,225    Higher Education & Health Facilities
              Authority, Revenue, St. Joseph
              Hospital, 6.25%, 1/1/06, Callable
              7/1/04 @ 102 ......................     1,317
                                                   --------
New Mexico (1.2%):
   1,000    Albuquerque Airport Revenue, Series
              A, AMT, 6.50%, 7/1/11, Callable
              2/5/01 @ 105, AMBAC ...............     1,051
   5,455    Educational Assistance Foundation,
              Student Loan Revenue, Series A,
              AMT, 6.85%, 4/1/05, Callable 4/1/02
              @ 102, AMBAC ......................     5,696
   1,030    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/07, MBIA .....       772
   1,040    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/08, MBIA .....       742
   1,115    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/09, MBIA .....       757
                                                   --------
                                                      9,018
                                                   --------
New York (4.5%):
   1,660    Erie County, Tobacco Asset
              Securitization Corp., Series A,
              5.38%, 7/15/10 ....................     1,687
   2,005    Erie County, Tobacco Asset
              Securitization Corp., Series A,
              5.50%, 7/15/11, Callable 7/15/10 @
              101 ...............................     2,052
     250    Kiryas Joel Housing Authority, Multi-
              Family Housing Revenue, Kiryas
              Timurim Project, 6.50%, 7/1/32,
              Callable 2/1/01 @ 100 .............       250
   4,000    New York City, GO, Series D, 6.50%,
              11/1/09, MBIA .....................     4,624
   6,500    New York City, GO, Unlimited Series
              I, 5.75%, 3/15/07, Callable 3/15/03
              @ 101.50, MBIA ....................     7,031
   2,600    State, GO, Series A, 7.00%, 8/1/07,
              Callable 8/1/06 @ 101.50 ..........     2,958

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York, continued:
 $ 4,300    State Dormitory Authority, Revenue,
              Series A, 5.20%, 5/15/05, Callable
              5/15/03 @ 101.50 ..................  $  4,442
   7,000    State Dormitory Authority, Revenue,
              4.80%, 2/1/13, Callable 2/1/08 @
              101, MBIA .........................     6,984
   2,160    State Dormitory Authority, Revenue,
              4.40%, 8/1/13, Callable 2/1/08 @
              101, AMBAC ........................     2,128
     915    State Dormitory Authority, Revenue,
              4.48%, 8/1/19, Callable 2/1/09 @
              101, MBIA .........................       907
                                                   --------
                                                     33,063
                                                   --------
North Carolina (0.9%):
   1,100    Housing Finance Agency, Homeownership
              Revenue, Series 1-B, 5.13%, 7/1/13,
              Callable 7/1/08 @ 101 .............     1,127
   2,250    Housing Finance Agency, Multi-Family
              Housing Revenue, Series F, 6.70%,
              1/1/27, Callable 7/1/01 @ 102,
              FHA ...............................     2,369
   2,500    Municipal Power Agency #1, Catawaba
              Electric Revenue, 7.25%, 1/1/07,
              MBIA ..............................     2,878
                                                   --------
                                                      6,374
                                                   --------
North Dakota (0.5%):
   3,500    Mercer County, PCR, Dakota Utilities
              Co. Project, 6.65%, 6/1/22,
              Callable 6/1/02 @ 102, FGIC .......     3,667
                                                   --------
Ohio (3.5%):
   1,020    Canton, City School District Revenue,
              GO, Series A, 5.35%, 12/1/15,
              Callable 12/1/10 @ 100, MBIA ......     1,059
   5,270    Cleveland Stadium Project,
              Certificates of Participation,
              0.00%, 11/15/07, AMBAC ............     3,875
   1,705    Cleveland, GO, 5.25%, 12/1/15,
              Callable 12/1/10 @ 100, FGIC ......     1,763
   1,375    Cleveland, GO, 5.25%, 12/1/17,
              Callable 12/1/10 @ 100, FGIC ......     1,409
   1,135    Cleveland, GO, 5.50%, 12/1/20,
              Callable 12/1/10 @ 100, FGIC ......     1,178
   1,340    Marion, GO, 5.10%, 12/1/13, Callable
              12/1/10 @ 102, MBIA ...............     1,385
   1,000    Marion, GO, 5.40%, 12/1/20, Callable
              12/1/10 @ 102, MBIA................     1,027
   2,500    Northeast Regional Sewer District,
              Wastewater Revenue, 5.60%,
              11/15/13, Callable 11/15/05 @ 101,
              AMBAC .............................     2,622

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,235    Ohio Capital Corp., Multi-Family
              Housing Revenue, Series P, 5.40%,
              1/1/09, Callable 7/1/03 @ 100,
              MBIA ..............................  $  1,253
   1,200    Ohio Capital Corp., Multi-Family
              Housing Revenue, Series M, 5.90%,
              2/1/14, Callable 2/1/03 @ 100,
              FHA ...............................     1,216
   1,250    Olmstead Falls, Local School
              District, GO, 0.00%, 12/15/10,
              AMBAC .............................       782
   2,340    Toledo, Lucas County Port Authority,
              Development Revenue, Series B, AMT,
              5.63%, 11/15/04 ...................     2,365
   1,100    Toledo, Lucas County Port Authority,
              Development Revenue, Northwest
              Ohio, Series A, 5.40%, 5/15/19,
              Callable 5/15/09 @ 102 ............       933
   1,000    Warrensville Heights, City School
              Improvements, GO, 7.00%, 12/1/11,
              FGIC ..............................     1,211
   1,000    Warrensville Heights, City School
              Improvements, GO, 7.00%, 12/1/12,
              FGIC ..............................     1,206
   1,075    Warrensville Heights, City School
              Improvements, GO, 7.00%, 12/1/13,
              FGIC ..............................     1,290
   1,150    Warrensville Heights, City School
              Improvements, GO, 7.00%, 12/1/14,
              FGIC ..............................     1,375
                                                   --------
                                                     25,949
                                                   --------
Oklahoma (0.5%):
     890    Housing Finance Agency, Single Family
              Housing Revenue, Homeownership Loan
              Program, Series B-1, 5.60%, 3/1/28,
              Callable 9/1/07 @ 102,
              GNMA/FNMA .........................       890
   2,500    State, IDR, Baptist Health Center,
              Series C, 6.25%, 8/15/12, Callable
              8/15/07 @ 100, ETM ................     2,703
                                                   --------
                                                      3,593
                                                   --------
Oregon (5.4%):
   1,130    Bend Sewer Revenue, 5.15%, 10/1/14,
              Callable 10/1/10 @ 100, AMBAC .....     1,162
   1,000    Bend Sewer Revenue, 5.35%, 10/1/17,
              Callable 10/1/10 @ 100, AMBAC .....     1,032
   1,195    Bend Sewer Revenue, 5.35%, 10/1/17,
              Callable 10/1/10 @ 100, AMBAC .....     1,233
   3,000    Clackamas County, Hospital Facility
              Authority Revenue, Legacy Health
              System, 5.38%, 2/15/12, Callable
              8/15/09 @ 101 .....................     3,128

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $ 5,065    Jackson County, School District #006,
              Central Point, GO, 5.75%, 6/15/14,
              Callable 6/15/10 @ 100, FGIC ......  $  5,465
   2,145    Jackson County, School District #006,
              Central Point, GO, 5.25%, 6/15/20,
              Callable 6/15/10 @ 100, FGIC ......     2,171
   1,000    Lane & Douglas Counties, School
              District #045J3, South Lane School
              District, GO, 6.00%, 6/15/14,
              Callable 6/15/10 @ 100 ............     1,099
   1,100    Lane & Douglas Counties, School
              District #045J3, South Lane School
              District, GO, 6.00%, 6/15/15,
              Callable 6/15/10 @ 100 ............     1,202
   1,230    Lane & Douglas Counties, School
              District #045J3, South Lane School
              District, GO, 6.00%, 6/15/16,
              Callable 6/15/10 @ 100 ............     1,341
   1,475    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/13,
              Callable 6/15/10 @ 100 ............     1,636
   1,785    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/15,
              Callable 6/15/10 @ 100 ............     1,964
   1,025    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/16,
              Callable 6/15/10 @ 100 ............     1,125
   1,120    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/17,
              Callable 6/15/10 @ 100 ............     1,227
   1,000    Lane County, School District #52,
              Bethel, GO, 6.00%, 6/1/06, FSA ....     1,085
   3,380    Marion County, Solid Waste & Electric
              Revenue, Ogden Martin Systems,
              5.50%, 10/1/05, AMBAC .............     3,570
   1,000    Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/12, Callable 6/15/10 @ 100,
              FSA ...............................     1,089
   1,405    Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/15, Callable 6/15/10 @ 100,
              FSA ...............................     1,508
   1,185    Portland Sewer Systems Revenue,
              Series A, 5.00%, 6/1/15, Callable
              6/1/07 @ 100, FGIC ................     1,196
   1,000    Portland Urban Renewal &
              Redevelopment, Series A, 5.50%,
              6/15/20, Callable 6/15/10 @ 101,
              AMBAC .............................     1,036

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $ 1,305    State Economic & Community
              Development Revenue, Series B,
              5.30%, 1/1/16, Callable 1/1/09 @
              102, MBIA .........................  $  1,348
   1,965    Wasco County, School District #012,
              GO, 6.00%, 6/15/14, Callable
              6/15/10 @ 100, FSA ................     2,169
   1,050    Washington County, Sewer Agency
              Revenue, Series 1, 5.75%, 10/1/11,
              FGIC ..............................     1,166
   2,075    Washington County, School District
              #88, GO, 6.10%, 6/1/05, Callable
              12/15/04 @ 100, FSA ...............     2,234
                                                   --------
                                                     40,186
                                                   --------
Pennsylvania (2.2%):
   3,200    Dauphin County, IDA, Metropolitan
              Edison Co., Series M, 6.00%,
              1/1/08, Callable 1/1/01 @ 100,
              MBIA ..............................     3,204
   1,550    Housing Finance Agency, Single Family
              Mortgage Revenue, Series 67A, AMT,
              5.50%, 10/1/11, Callable 9/1/09 @
              100 ...............................     1,610
   1,250    Indiana County, IDA, PCR, New York
              State Electric & Gas Corp., Series
              A, 6.00%, 6/1/06, MBIA ............     1,356
   1,500    Northeastern Hospital & Education
              Authority, Health Care Revenue,
              Wyoming Valley Health Care, Series
              A, 6.40%, 1/1/06, Callable 1/1/05 @
              102, AMBAC ........................     1,632
   2,350    Philadelphia Airport Revenue, Series
              A, AMT, 5.50%, 6/15/05, AMBAC .....     2,446
   1,500    Philadelphia Water & Waste, Revenue,
              5.65%, 6/15/12, Callable 6/15/03 @
              102 ...............................     1,551
   4,000    State Finance Authority, Revenue,
              Capital Improvements Program,
              6.60%, 11/1/09, Callable 11/1/03 @
              102, LOC: Societe Generale ........     4,296
                                                   --------
                                                     16,095
                                                   --------
Puerto Rico (0.8%):
   4,800    Commonwealth Public Improvement, GO,
              7.00%, 7/1/10, AMBAC ..............     5,859
                                                   --------
Rhode Island (0.9%):
   1,000    Housing & Mortgage Finance Corp.,
              Series 15-B, 6.20%, 10/1/06,
              Callable 4/1/04 @ 102, MBIA .......     1,037
   2,060    Johnston, Deficit Funding, GO, Series
              A, 4.10%, 6/15/01 .................     2,058
   1,040    Woonsocket, GO, 5.75%, 10/1/14,
              Callable 10/1/10 @ 101, FGIC ......     1,132

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Rhode Island, continued:
 $ 1,100    Woonsocket, GO, 5.75%, 10/1/15,
              Callable 10/1/10 @ 101, FGIC ......  $  1,192
   1,110    Woonsocket, GO, 5.75%, 10/1/16,
              Callable 10/1/10 @ 101, FGIC ......     1,199
                                                   --------
                                                      6,618
                                                   --------
South Carolina (2.4%):
   2,810    Charleston County, Public
              Improvements, GO, 6.13%, 9/1/12,
              Callable 9/1/09 @ 101 .............     3,154
   1,760    Greenville District Public Facilities
              Corp., Certificates of
              Participation, Bi-Lo Center
              Project, Series B, 5.60%, 3/1/10,
              Prerefunded 3/1/06 @ 102, AMBAC ...     1,900
   2,840    Greenville Hospital Systems, Hospital
              Facilities Revenue, Series A,
              5.00%, 5/1/04 .....................     2,886
   3,080    Greenville Hospital Systems, Hospital
              Facilities Revenue, Series A,
              5.10%, 5/1/05 .....................     3,149
   1,215    Jobs Economic Development Authority,
              Hospital Facilities Revenue,
              Georgetown Memorial Hospital,
              5.50%, 11/1/12, Callable 11/1/09 @
              101, AMBAC ........................     1,286
   1,545    Spartanburg Sanitation Sewer
              District, Sewer Systems Revenue,
              Series B, 0.00%, 3/1/14, Callable
              3/1/09 @ 79.30, MBIA ..............       786
   2,500    State Public Services Authority,
              Revenue, Series A, 5.75%, 1/1/14,
              Callable 1/1/10 @ 101, MBIA .......     2,706
   2,000    State Public Services Authority,
              Revenue, Series A, 5.75%, 1/1/15,
              Callable 1/1/10 @ 101, MBIA .......     2,155
                                                   --------
                                                     18,022
                                                   --------
South Dakota (0.2%):
   1,275    Minnehaha County, GO, 5.00%, 12/1/14,
              Callable 12/1/10 @ 100 ............     1,282
                                                   --------
Tennessee (1.2%):
   1,240    Dyer County, Industrial Development
              Board, IDR, Tennessee Association
              Project, 6.00%, 2/1/07, Callable
              2/1/04 @ 102 ......................     1,232
   2,985    Housing Development Agency,
              Homeownership Program, Issue 3A,
              AMT, 0.00%, 7/1/06 ................     2,268

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
 $ 2,000    Housing Development Agency, Mortgage
              Finance Revenue, Series B, 6.20%,
              7/1/18, Callable 7/1/05 @ 102,
              MBIA...............................  $  2,093
   1,945    State School Board Authority, Higher
              Education Facilities, Series A,
              5.25%, 5/1/17, Callable 5/1/10 @
              100 ...............................     1,982
   1,000    Trenton, Industrial Development
              Board, IDR, Kraft, Inc. Project,
              Series A, 5.40%, 10/1/02, Callable
              2/5/01 @ 100 ......................     1,003
                                                   --------
                                                      8,578
                                                   --------
Texas (7.6%):
   2,010    Austin Housing Finance Corp., Single
              Family Mortgage Revenue, 0.00%,
              12/1/11, Callable 12/1/05 @ 71.20,
              MBIA ..............................     1,104
   1,000    Austin Utility Systems, Revenue,
              Series A, 0.00%, 5/15/08, MBIA ....       715
   1,435    Carroll Independent School District,
              GO, Series A, 0.00%, 2/15/14,
              PSFG ..............................       711
   1,155    Cedar Hill Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/09 @ 83.50 ..........       626
     645    Central Texas Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Mortgage Program, AMT, 8.20%,
              4/1/22, GNMA ......................       697
   5,000    Coastal Bend Health Facilities
              Development, Incarnate Word Health
              Services, 5.93%, 11/15/13, Callable
              11/15/02 @ 102, AMBAC .............     5,183
   5,205    Coppell Independent School District,
              Capital Appreciation, GO, 0.00%,
              8/15/16, Callable 8/15/09 @ 67.02,
              PSFG ..............................     2,192
   1,805    De Soto, Capital Appreciation, GO,
              0.00%, 2/15/16, Callable 2/15/11 @
              74.70, FSA ........................       785
   2,835    Ennis Independent School District,
              GO, 0.00%, 8/15/19, Callable
              8/15/10 @ 56.86, PSFG .............       956
   1,000    Fort Bend Independent School
              District, Capital Appreciation, GO,
              0.00%, 2/15/06 ....................       796
   2,965    Grand Prairie Health Facilities,
              Refunding, Dallas/Fort Worth
              Medical Center Project, 6.50%,
              11/1/04, AMBAC ....................     2,981

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 5,000    Harris County, Hospital District
              Revenue, 6.00%, 2/15/13, Callable
              8/15/10 @ 100, MBIA ...............  $  5,444
   4,115    Harris County, Houston Sports
              Authority, Revenue, Series B,
              0.00%, 11/15/12, Callable 11/15/08
              @ 81.21, MBIA .....................     2,242
   3,700    Harris County, Toll Road Revenue,
              Sub-Lien A, GO, 0.00%, 8/15/05,
              MBIA ..............................     3,015
   1,455    Health Facilities Development Corp.,
              Hospital Revenue, All Saints
              Episcopal Hospital, Series A,
              6.25%, 8/15/12, Callable 8/15/03 @
              102, MBIA .........................     1,543
   3,885    Houston Independent School District,
              Public Facilities Corp., Lease
              Revenue, 0.00%, 9/15/12, AMBAC ....     2,204
  10,000    Houston Independent School District,
              Capital Appreciation, GO, Series A,
              0.00%, 2/15/13, Callable 2/15/09 @
              81.76, PSFG .......................     5,315
   6,720    Leander Independent School District,
              GO, 0.00%, 8/15/13, Callable
              8/15/09 @ 79.25 ...................     3,397
   2,000    Leander Independent School District,
              GO, 0.00%, 8/15/14, Callable
              8/15/06 @ 65.29 ...................       970
     700    Southlake, GO, 0.00%, 2/15/11,
              Callable 2/15/09 @ 88.85, AMBAC ...       417
   1,000    Southlake, GO, 0.00%, 2/15/13,
              Callable 2/15/09 @ 78.18, AMBAC ...       516
   1,755    State Department Housing & Community
              Affairs, Multi-Family Housing
              Revenue, Pebble Brook Apartments
              Project, AMT, 5.55%, 12/1/24,
              Callable 12/1/08 @ 102, FNMA ......     1,737
     485    State Higher Education Coordinating
              Board, College Student Loan
              Revenue, AMT, 7.45%, 10/1/06,
              Callable 10/1/01 @ 102 ............       497
   1,020    Tech University Revenue, 5.95%,
              2/15/13, Prerefunded 2/15/05 @ 100,
              AMBAC .............................     1,088
   2,540    Tech University Revenue, Series 6,
              5.25%, 2/15/16, Callable 2/15/09 @
              100, AMBAC ........................     2,589

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 4,795    Water Development Board, Revenue,
              5.63%, 7/15/12, Callable 7/15/10 @
              100 ...............................  $  5,188
   3,315    Wood Glen Housing Finance Corp.,
              7.13%, 9/1/21, Callable 9/1/01 @
              100, FHA ..........................     3,388
                                                   --------
                                                     56,296
                                                   --------
Utah (0.6%):
   1,700    Salt Lake City, Municipal Building
              Authority, Lease Revenue, Series B,
              5.50%, 10/15/14, Callable 10/15/09
              @ 101 .............................     1,790
     580    State Housing Finance Agency, Single
              Family Mortgage Revenue, Issue D-2,
              AMT, 6.35%, 7/1/12, Callable 1/1/05
              @ 102, AMBAC/FHA/VA ...............       595
   1,875    State Housing Finance Agency, Single
              Family Mortgage Revenue, Issue E-1,
              AMT, 5.38%, 7/1/18, Callable 7/1/08
              @ 101.50, FHA/VA ..................     1,883
                                                   --------
                                                      4,268
                                                   --------
Vermont (0.0%):
      35    University & State Agricultural
              College, Series 73A, 5.80%, 7/1/13,
              Callable 7/1/01 @ 100 .............        35
                                                   --------
Virginia (0.1%):
   1,000    Arlington County, IDA, Multi-Family
              Housing Revenue, Woodbury Park
              Apartments, Series A, 5.35%,
              7/1/18, Callable 7/1/08 @ 102 .....       960
                                                   --------
Washington (9.2%):
   1,830    Chelan County, Public Utilities
              District #001, Revenue, Series 88A,
              5.90%, 7/1/13, Callable 7/1/03 @
              102 ...............................     1,878
   3,730    King County, GO, 5.25%, 12/1/07 .....     3,944
   1,000    King County, GO, 5.50%, 12/1/15,
              Callable 12/1/10 @ 100 ............     1,051
   1,500    King County, School District #411,
              Issaquah, GO, 6.25%, 12/1/14,
              Callable 6/1/10 @ 100 .............     1,672
   1,900    King County, School District #411,
              Issaquah, GO, 6.25%, 12/1/15,
              Callable 6/1/10 @ 100 .............     2,111
   2,000    King County, School District #411,
              Issaquah, GO, 6.25%, 12/1/16,
              Callable 6/1/10 @ 100 .............     2,217

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $   960    Kitsap County, Consolidated Housing
              Authority Revenue, Low Income
              Housing, 7.00%, 8/20/08, GNMA .....  $  1,036
   1,300    Port Grays Harbor, Revenue, AMT,
              6.38%, 12/1/14, Callable 12/1/09 @
              100 ...............................     1,377
   1,000    Seattle Light & Power Revenue, Series
              A, 6.00%, 8/1/13, Callable 8/1/02 @
              102 ...............................     1,041
   3,000    Snohomish County, Public Utility
              District #001, Electric Revenue,
              6.00%, 1/1/13, Callable 1/1/03 @
              102, FGIC .........................     3,128
   5,140    Snohomish County, School District
              #006, Mukilteo, Refunding, GO,
              5.70%, 12/1/12, FGIC ..............     5,680
   3,525    Spokane & Whittman Counties, Cheney
              School District #360-316, GO,
              5.60%, 12/1/14, Callable 12/1/10 @
              100 ...............................     3,755
   1,000    State Public Power Supply System,
              Nuclear Project #1, Revenue, Series
              A, 5.70%, 7/1/06 ..................     1,063
   7,550    State Public Power Supply System,
              Nuclear Project #1, Revenue, Series
              B, 5.125%, 7/1/16, Callable 7/1/07
              @ 102 .............................     7,601
   3,000    State Public Power Supply System,
              Nuclear Project #1, Revenue, Series
              A, 6.00%, 7/1/06, MBIA ............     3,244
   1,300    State Public Power Supply System,
              Nuclear Project #1, Revenue, Series
              B, 5.60%, 7/1/07 ..................     1,383
   9,265    State Public Power Supply System,
              Nuclear Project #1, Revenue, Series
              A, 6.00%, 7/1/08, AMBAC ...........    10,194
   2,000    State Public Power Supply System,
              Nuclear Project #2, Revenue, Series
              A, 6.10%, 7/1/06 ..................     2,162
   2,000    State Public Power Supply System,
              Nuclear Project #2, Revenue, Series
              A, 6.00%, 7/1/08, FSA .............     2,201
   3,000    State Public Power Supply System,
              Nuclear Project #2, Revenue, 5.75%,
              7/1/09 ............................     3,248
   3,000    State Public Power Supply System,
              Nuclear Project #3, Revenue, Series
              B, 5.65%, 7/1/08, MBIA ............     3,235
   4,000    State, GO, Series C, 5.50%,
              7/1/09 ............................     4,308
                                                   --------
                                                     67,529
                                                   --------

Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia (0.8%):
 $ 2,495    Harrison County, Community Special
              Obligation, Revenue, Series A,
              6.25%, 5/15/10, ETM ...............  $  2,835
     570    Water Development Authority,
              Infrastructure Revenue, Series A,
              5.13%, 10/1/12, Callable 10/1/10 @
              100, FSA ..........................       590
     855    Water Development Authority,
              Infrastructure Revenue, Series A,
              5.38%, 10/1/16, Callable 10/1/10 @
              100, FSA ..........................       884
     900    Water Development Authority,
              Infrastructure Revenue, Series A,
              5.50%, 10/1/17, Callable 10/1/10 @
              100, FSA ..........................       938
     500    Water Development Authority,
              Infrastructure Revenue, Series A,
              5.50%, 10/1/18, Callable 10/1/10 @
              100, FSA ..........................       518
     310    Water Development Authority,
              Infrastrucutre Revenue, Series A,
              5.38%, 10/1/15, Callable 10/1/10 @
              100, FSA ..........................       322
                                                   --------
                                                      6,087
                                                   --------
Wisconsin (0.8%):
   1,500    Southeast Professional Baseball Park,
              Certificates of Participation,
              0.00%, 12/15/07, MBIA .............     1,098
   5,000    State Transportation Revenue, Series
              A, 5.00%, 7/7/11 ..................     5,201
                                                   --------
                                                      6,299
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Wyoming (0.1%):
 $   875    Community Development Authority,
              Single Family Mortgage Revenue,
              Series A, 7.25%, 6/1/07, Callable
              6/1/01 @ 102, FHA .................  $    892
                                                   --------
  Total Municipal Bonds                             715,190
                                                   --------
WEEKLY DEMAND NOTES (2.7%):
Georgia (0.4%):
   2,500    State, GO, 6.56%, 2/9/10, Callable
              11/1/09 @ 102* (b) ................     3,042
                                                   --------
Illinois (0.1%):
     560    Lakemoor Multi-Family Housing
              Revenue, Series A, 5.51%,
              12/1/20* ..........................       560
                                                   --------
New Jersey (1.9%):
   6,415    State Transportation Corp., Series
              148, 6.65%, 3/15/09*  .............     7,558
   5,770    State Transportation Trust Fund,
              Series K-21, 6.56%, 6/15/10*
              (b) ...............................     6,970
                                                   --------
                                                     14,528
                                                   --------
Puerto Rico (0.3%):
   1,750    Childrens Trust Fund, Tobacco
              Settlement Revenue, Series 149,
              6.98%, 7/1/08* ....................     1,988
                                                   --------
  Total Weekly Demand Notes                          20,118
                                                   --------
INVESTMENT COMPANIES (0.6%):
     360    Nuveen Premium Income Municipal
              Fund ..............................     4,658
                                                   --------
  Total Investment Companies                          4,658
                                                   --------
Total (Cost $711,494)(a)                           $739,966
                                                   ========

------------

Percentages indicated are based on net assets of $742,757.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation .....................  $29,177
                   Unrealized depreciation .....................     (705)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $28,472
                                                                  =======

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $25,501 or 3.43% of net assets.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (99.0%):
Alabama (1.3%):
 $ 8,000    State Public School & College
              Authority, Series C, 5.75%,
              7/1/17 ............................  $  8,573
                                                   --------
Alaska (1.9%):
   1,000    Anchorage Schools, Series B, 5.88%,
              12/1/13, Callable 12/1/10 @ 100,
              FGIC ..............................     1,096
   2,000    Anchorage Schools, Series B, 5.88%,
              12/1/14, Callable 12/1/10 @ 100,
              FGIC ..............................     2,180
   3,485    Energy Authority Power, Revenue,
              Bradley Lake-Fourth Series, 6.00%,
              7/1/17, FSA .......................     3,939
   3,915    Energy Authority Power, Revenue,
              Bradley Lake-Fourth Series, 6.00%,
              7/1/19, FSA .......................     4,432
   1,000    Student Loan Revenue, State Assisted,
              Series A, AMT, 6.13%, 7/1/05,
              Callable 7/1/02 @ 100, AMBAC ......     1,023
                                                   --------
                                                     12,670
                                                   --------
Arizona (0.8%):
   2,500    Maricopa County, School District
              #028, GO, Series B, 6.00%, 7/1/14,
              Callable 7/1/04 @ 100, FGIC .......     2,624
   1,090    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.25%, 12/1/10, ACA .....     1,126
   1,170    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.30%, 12/1/11, ACA .....     1,205
                                                   --------
                                                      4,955
                                                   --------
California (4.0%):
   2,000    Anaheim Public Finance Authority,
              Revenue, Public Improvements
              Project, Series C, 6.00%, 9/1/16,
              FSA ...............................     2,343
   4,900    Orange County Recovery, Certificates
              of Participation, Series A, 5.70%,
              7/1/10, Callable 7/1/06 @ 102,
              MBIA ..............................     5,332
   5,315    Orange County Recovery, Certificates
              of Participation, Series A, 5.80%,
              7/1/16, Callable 7/1/06 @ 102,
              AMBAC .............................     5,698
   1,000    Sacramento Cogeneration Authority,
              Revenue, 6.00%, 7/1/03 ............     1,037
   1,500    Sacramento Cogeneration Authority,
              Revenue, 7.00%, 7/1/05  ...........     1,646

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 2,500    Sacramento Cogeneration Authority,
              Revenue, 6.20%, 7/1/06, Callable
              7/1/05 @ 102 ......................  $  2,689
   6,650    San Bernardino City University School
              District, GO, Series A, 5.75%,
              8/1/19, FGIC ......................     7,133
                                                   --------
                                                     25,878
                                                   --------
Colorado (4.1%):
   2,000    Denver City & County, Airport
              Revenue, Series C, AMT, 6.50%,
              11/15/06, Callable 11/15/02 @
              102 ...............................     2,096
   6,925    Denver City & County, Airport
              Revenue, Series D, AMT, 7.75%,
              11/15/13, Callable 11/15/07 @
              100 ...............................     8,469
   5,280    Denver City & County, Cerificates of
              Participation, Series B, 5.75%,
              12/1/16, Callable 12/1/10 @101,
              AMBAC .............................     5,700
   3,000    Denver City & County, Airport
              Revenue, Series B, AMT, 7.25%,
              11/15/05, Callable 11/15/02 @
              102 ...............................     3,182
  10,000    E-470 Public Highway Authority,
              Revenue, Capital Appreciation,
              Series B, 0.00%, 9/1/22 ...........     3,151
  12,480    E-470 Public Highway Authority,
              Revenue, Capital Appreciation,
              Series B, 0.00%, 9/1/24, MBIA .....     3,519
     500    Health Facilities Authority, Revenue,
              5.38%, 1/1/16, Callable 1/1/08 @
              101 ...............................       431
                                                   --------
                                                     26,548
                                                   --------
Connecticut (1.4%):
   3,400    Housing Finance Authority, Revenue,
              Mortgage Sub-Series D-1, 5.90%,
              5/15/16, Callable 5/15/06 @ 102 ...     3,545
   5,000    State, GO, Series A, 5.63%, 5/15/13,
              Callable 5/15/06 @ 101 ............     5,294
                                                   --------
                                                      8,839
                                                   --------
District of Columbia (0.7%):
   3,965    Refunding, Series B, 6.00%,
              6/1/19 ............................     4,446
                                                   --------
Florida (0.6%):
   4,000    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19, ACA .......     1,515
   2,255    Santa Rosa Bay Bridge Authority
              Revenue, 0.00%, 7/1/20, ACA .......       806

Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 4,265    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/22, ACA .......  $  1,355
                                                   --------
                                                      3,676
                                                   --------
Georgia (7.3%):
   5,000    Atlanta Airport Revenue, Series A,
              5.50%, 1/1/26, Callable 1/1/12 @
              100, FGIC .........................     5,144
   1,500    Fairburn, Combined Utilities Revenue,
              5.75%, 10/1/20, Callable 10/1/10 @
              101 ...............................     1,499
   4,000    Forsyth County School District, GO,
              State Aid Withholding, 5.75%,
              2/1/17 ............................     4,329
   3,700    Forsyth County School District, GO,
              State Aid Witholding, 5.75%,
              2/1/19 ............................     3,981
     650    State Housing & Finance Authority,
              Revenue, Series B, 6.10%, 12/1/12,
              Callable 6/1/05 @ 102, FHA ........       687
   9,500    State, GO, 7.10%, 9/1/09 ............    11,381
  10,000    State, GO, 6.75%, 9/1/11 ............    11,980
   8,700    State, GO, Series A, 5.00%, 3/1/20,
              Callable 3/1/10 @ 100 .............     8,683
                                                   --------
                                                     47,684
                                                   --------
Hawaii (1.2%):
   6,320    Honolulu City & County, GO, Series B,
              8.00%, 10/1/10 ....................     8,036
                                                   --------
Idaho (0.4%):
   2,320    University Revenues, Student Fee,
              Recreation Center Project, 6.00%,
              4/1/14, FSA .......................     2,543
                                                   --------
Illinois (8.2%):
   5,000    Chicago O'Hare International Airport,
              Revenue, Series A, 5.63%, 1/1/13,
              Callable 1/1/06 @ 102, AMBAC ......     5,257
   5,000    Chicago O'Hare International Airport,
              Revenue, Series A, 5.63%, 1/1/14,
              Callable 1/1/06 @ 102, AMBAC ......     5,235
   1,750    Chicago Public Building Commission,
              Revenue, Series A, 7.00%, 1/1/20,
              Callable 12/1/05 @ 102, MBIA ......     2,156
   7,880    Chicago, Water Revenue, Capital
              Appreciation, 0.00%, 11/1/15,
              FGIC ..............................     3,705
   5,000    Cook County Community College,
              Certificates of Participation,
              Series C, 7.70%, 12/1/04, MBIA ....     5,618
   1,000    Health Facilities Authority, Revenue,
              Northwestern Memorial Hospital,
              Series A, 5.60%, 8/15/06, Callable
              8/15/04 @ 102 .....................     1,054

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,000    Health Facilities Authority, Revenue,
              Refunding, 6.00%, 8/15/05, FGIC ...  $  1,067
   2,500    Housing Development Authority,
              Revenue, Series 3, 6.10%, 9/1/13,
              Callable 9/1/03 @ 102 .............     2,577
   7,000    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 5.50%, 12/15/24 ..........     7,177
   4,000    Northlake, GO, 5.60%, 12/1/14,
              Callable 12/1/05 @ 102, MBIA ......     4,185
   6,000    Regional Transportation Authority,
              6.50%, 7/1/30, MBIA ...............     7,333
   4,725    Sales Tax Revenue, Series P, 6.50%,
              6/15/22 ...........................     5,554
   1,000    St. Clair County, GO, 8.00%, 12/1/02,
              MBIA ..............................     1,070
   1,095    St. Clair County, GO, 8.00%, 12/1/03,
              MBIA ..............................     1,207
                                                   --------
                                                     53,195
                                                   --------
Indiana (8.5%):
     150    Ball State University, Revenue,
              Series H, 6.15%, 7/1/05, FGIC .....       161
   1,550    Beech Grove School Building Corp.,
              Revenue, 6.25%, 7/5/16, Callable
              1/5/11 @ 100, MBIA ................     1,793
   1,015    Cloverdale School Building Corp.,
              6.38%, 7/15/13, Callable 1/15/02 @
              101 ...............................     1,054
     100    Eagle Union Elementary School
              Building Corp., 9.25%, 1/1/03,
              Callable 7/1/01 @ 101 .............       109
   2,000    East Allen Elementary School District
              Corp., Revenue, 5.88%, 7/1/12,
              Callable 7/1/06 @ 102, FSA ........     2,153
   1,000    Evansville Vanderburgh Corp.,
              Revenue, 5.80%, 8/15/16, Callable
              8/1/06 @ 102, MBIA ................     1,059
     500    Franklin Community School Building
              Corp., Revenue, 5.85%, 7/15/11,
              Callable 7/15/06 @ 102, FSA .......       539
   2,000    Franklin Community School Building
              Corp., Revenue, 6.00%, 1/15/13,
              Callable 7/15/06 @ 102, FSA .......     2,157

Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $   500    Greencastle NE Elementary School
              Building Corp., 6.63%, 1/15/14,
              Callable 1/15/03 @ 101 ............  $    523
   1,000    Hamilton County Public Building
              Corp., Series A, 6.25%, 1/20/12,
              Callable 7/20/02 @ 102 ............     1,046
     500    Hammond Multi-School Building Corp.,
              Revenue, Series A, 6.15%, 7/10/10,
              Callable 1/10/03 @ 102 ............       522
   1,000    Health Facilities Finance Authority,
              Hospital Revenue, Clarian Health
              Partners, Inc., Series A, 5.50%,
              2/15/16, Callable 2/15/07 @ 102 ...     1,007
   1,000    Health Facilities Finance Authority,
              Revenue, Series A, 6.00%,
              9/1/05 ............................     1,074
     200    Indiana State University, Revenue,
              Series G, 6.60%, 7/1/04, Callable
              7/1/01 @ 102 ......................       216
   1,000    Indiana State Vocational Technology
              College, Revenue, Series D, 5.90%,
              7/1/06, Callable 1/1/05 @ 102,
              AMBAC .............................     1,075
     350    Indiana State Vocational Technology
              College, Revenue, Series D, 6.40%,
              7/1/10, Callable 1/1/05 @ 102,
              AMBAC .............................       380
   5,000    Indiana University, Revenue, Series
              K, 5.88%, 8/1/20, Callable 11/1/02
              @ 102, MBIA .......................     5,253
     180    Indianapolis Gas Utilities, Revenue,
              7.00%, 6/1/08, Callable 6/1/01 @
              100 ...............................       196
     200    Lafayette Redevelopment Authority,
              Economic Development, 6.70%,
              2/1/10, Prerefunded 8/1/04 @ 102,
              MBIA ..............................       220
     255    Lafayette Redevelopment Authority,
              Economic Development, 6.80%,
              8/1/10, Prerefunded 8/1/04 @ 102,
              MBIA ..............................       282
     525    Merrillville Multi-School Building
              Corp., 6.45%, 7/1/04, Callable
              1/1/04 @ 100 ......................       562
   1,500    Metro School District Building Corp.,
              6.90%, 1/1/18, Callable 1/1/05 @
              102 ...............................     1,676
   3,000    Municipal Power Agency Supply System,
              Revenue, Series B, 5.50%, 1/1/16,
              Callable 1/1/14 @ 100, MBIA .......     3,214
     250    North Warrick County School Building
              Corp., 10.00%, 1/1/04, Callable
              7/1/03 @ 101 ......................       290

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $   900    South Bend Community School Building
              Corp., 5.70%, 8/1/17, Callable
              8/1/07 @ 101, FSA .................  $    979
   1,500    South Bend Community School Building
              Corp., Revenue, 5.70%, 8/1/19,
              Callable 8/1/07 @ 101, FSA ........     1,632
     710    South Newton School Building Corp.,
              Revenue, 5.80%, 7/15/12, Callable
              1/15/05 @ 102, MBIA ...............       753
     450    State Educational Facilities
              Authority, Revenue, Series B,
              6.60%, 1/1/11, Callable 1/1/02 @
              102, MBIA .........................       469
     750    State Educational Facilities
              Authority, Revenue, 6.00%, 6/1/15,
              Callable 6/1/06 @ 102, MBIA .......       804
     850    State Housing Finance Authority,
              Multi-Unit Mortgage, 6.60%, 1/1/12,
              Callable 1/1/03 @ 102 .............       884
   1,150    State Office Building Commission,
              Revenue, Series A, 5.50%, 7/1/12,
              Callable 7/1/05 @ 102, AMBAC ......     1,203
     500    State Recreational Development
              Commission, Revenue, Series B,
              6.00%, 7/1/09 .....................       527
   2,100    Terre Haute North/South, Revenue,
              5.80%, 7/1/13, Callable 7/1/03 @
              102 ...............................     2,153
     500    Transportation Finance Authority,
              Airport Facility Revenue, Series A,
              6.00%, 11/1/14, Callable 11/1/05 @
              102 ...............................       526
   4,000    Transportation Finance Authority,
              Revenue, Series A, 7.25%,
              6/1/15 ............................     4,920
     755    Transportation Finance Authority,
              Revenue, Series A, 6.25%, 11/1/16,
              Callable 1/1/02 @ 102 .............       782
   8,750    Transportation Finance Authority,
              Revenue, Series A, 6.80%, 12/1/16,
              Callable 12/1/10 @ 100 ............    10,460
   1,180    Vincennes Community School Building
              Corp., Revenue, 6.00%, 7/1/09,
              Callable 7/1/06 @ 102, FSA ........     1,287
     500    Wabash County School Building Corp.,
              6.88%, 7/1/09, Callable 1/1/02 @
              101 ...............................       516
   1,000    Whitko Middle School Building Corp.,
              Revenue, 5.88%, 7/15/12, Callable
              1/15/07 @ 102, FSA ................     1,079
                                                   --------
                                                     55,535
                                                   --------

Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky (0.7%):
 $ 4,090    Louisville & Jefferson County,
              Metropolitan Sewer & Drain Systems,
              5.63%, 5/15/17, Callable 11/15/09 @
              101, FGIC .........................  $  4,326
                                                   --------
Louisiana (2.5%):
   7,970    Baton Rouge Sales & Use Tax,
              Refunding, Public Improvement,
              Series A, 5.25%, 8/1/12, Callable
              8/1/08 @ 101.50, FGIC .............     8,365
   3,915    Shreveport, GO, Series A, 5.25%,
              5/1/15, FGIC ......................     4,009
   3,690    Shreveport, GO, Series A, 5.25%,
              5/1/16, FDIC ......................     3,766
                                                   --------
                                                     16,140
                                                   --------
Maryland (0.4%):
   2,250    State Community Development, Revenue,
              6.20%, 4/1/14, Callable 4/1/05 @
              102 ...............................     2,369
                                                   --------
Massachusetts (5.2%):
   3,945    Boston, Series A, GO, 5.75%, 2/1/16,
              Callable 2/1/10 @ 100 .............     4,217
   3,330    Housing Finance Agency, Revenue,
              6.00%, 12/1/15, Callable 12/1/05 @
              102, AMBAC ........................     3,436
   7,000    Massachusetts Bay Transportation
              Authority, 5.25%, 07/1/30, Callable
              7/1/10 @ 100 ......................     7,008
   4,185    Massachusetts Bay Transportation
              Authority, GO, General
              Transportation Systems, Series A,
              5.50%, 3/1/16 .....................     4,390
   7,000    Route 3 North Transportation
              Improvement, Revenue, 5.25%,
              6/15/24, Callable 6/15/10 @ 100 ...     7,023
   2,265    State Industrial Finance Agency,
              Revenue, 6.00%, 1/1/15, Callable
              1/1/06 @ 102, MBIA ................     2,429
   5,000    State, GO, Series B, 6.00%, 6/1/14,
              Callable 6/1/10 @ 100 .............     5,512
                                                   --------
                                                     34,015
                                                   --------
Michigan (3.8%):
   1,500    Ann Arbor School District, 7.13%,
              5/1/02 ............................     1,559
   1,500    Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded 5/1/07 @
              100, MBIA .........................     1,632
   7,500    Municipal Bond Authority, Clean Water
              Revenue, 5.50%, 10/1/19 ...........     7,777

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 5,000    Oakland County, Educational Revenue,
              6.90%, 11/1/14, Callable 11/1/04 @
              102 ...............................  $  5,571
   1,450    State Housing Development Authority,
              Revenue, Series C, 6.38%, 12/1/11,
              Callable 12/1/04 @ 102, FHA .......     1,549
   1,190    State Housing Development Authority,
              Revenue, Series A, 7.30%, 12/1/09,
              Callable 12/1/01 @ 100 ............     1,205
   5,000    State Housing Development Authority,
              Revenue, Series D, 5.95%, 12/1/16,
              Callable 12/1/06 @ 102 ............     5,261
                                                   --------
                                                     24,554
                                                   --------
Minnesota (2.0%):
   7,500    Minneapolis & St. Paul Metro Airport
              Commission, Airport Revenue, Series
              A, 5.13%, 1/1/31, Callable 1/1/09 @
              101 ...............................     7,421
   5,545    State Housing Finance Agency,
              Revenue, Series D, 5.90%, 8/1/15,
              Callable 2/1/05 @ 102, MBIA .......     5,684
                                                   --------
                                                     13,105
                                                   --------
Mississippi (1.4%):
   7,940    State Development Bank Special
              Obligation, Gulfport Combination
              Water & Sewer Project, 6.00%,
              7/1/20, Callable 7/1/02 @ 102 .....     8,826
                                                   --------
Nevada (2.7%):
   5,145    Clark County, IDR, 7.20%, 10/1/22,
              AMBAC .............................     5,471
  12,000    State Department of Business &
              Industry, Capital Appreciation, Las
              Vegas Monorail, 0.00%, 1/1/16,
              AMBAC .............................     5,546
   6,365    Washoe County School District, 5.88%,
              6/1/16, FSA .......................     6,816
                                                   --------
                                                     17,833
                                                   --------
New Jersey (1.4%):
   9,000    State Transportation Trust Fund
              Authority, Transportation Systems,
              Series B, 5.25%, 6/15/12, Callable
              6/15/07 @ 102 .....................     9,428
                                                   --------
New Mexico (0.5%):
   3,345    State Mortgage Finance Authority,
              Single Family Revenue, 5.90%,
              7/1/16, Callable 7/1/07 @ 102,
              GNMA ..............................     3,468
                                                   --------

Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New York (5.1%):
 $ 6,785    New York City, GO, Series A, 6.00%,
              5/15/18, Callable 5/15/10 @ 101 ...  $  7,349
   3,500    New York City, GO, Series F, 5.25%,
              8/1/16, MBIA ......................     3,580
   1,500    New York City, Municipal Water
              Finance Authority, Water & Sewer
              System Revenue, Series B, 6.00%,
              6/15/33 ...........................     1,633
   5,000    State Dormitory Authority, Revenue,
              5.88%, 7/1/08, Callable 7/1/06 @
              102 ...............................     5,414
   3,000    State Dormitory Authority, Revenue,
              5.13% 7/1/21, Callable 7/1/10 @
              100 ...............................     3,000
   8,250    State Dormitory Authority, Revenue,
              5.00%, 7/1/28 .....................     8,138
   4,205    State, Urban Development Corp.,
              Revenue, 5.13%, 12/1/21, Callable
              1/1/11 @ 100, FSA .................     4,205
                                                   --------
                                                     33,319
                                                   --------
North Carolina (6.8%):
   3,355    Charlotte Mecklenberg Hospital
              Authority, Series A, 5.60%,
              1/15/10, Callable 1/15/06 @ 102 ...     3,550
   3,510    Charlotte Mecklenberg Hospital,
              Revenue, 5.90%, 1/15/16, Callable
              1/15/06 @ 102 .....................     3,686
   3,200    Charlotte, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 102 .............     3,403
   3,400    Charlotte, GO, 5.50%, 6/1/18,
              Callable 6/1/10 @ 102 .............     3,602
   4,400    Cumberland County, GO, 5.70%, 3/1/18,
              Callable 3/1/10 @ 102 .............     4,731
   6,195    New Hanover County, Public
              Improvements, GO, 5.75%, 11/1/18,
              Callable 11/1/10 @ 102 ............     6,717
     980    State Housing Finance Agency,
              Revenue, AMT, Single Family, Series
              LL, 5.50%, 9/1/22 .................       984
   3,980    State Housing Finance Agency,
              Revenue, AMT, Single Family, Series
              BB 6.50%, 9/1/26, Callable 3/1/05 @
              102 ...............................     4,106
   4,900    State Housing Finance Agency,
              Revenue, AMT, Single Family, Series
              FF 6.25%, 3/1/28 ..................     5,124
   8,000    State Public Improvement, Series A,
              GO, 5.10%, 9/1/17, Callable 9/1/10
              @ 102 .............................     8,194
                                                   --------
                                                     44,097
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Dakota (0.7%):
 $ 4,325    Bismarck Health Care Facilities,
              Revenue, St. Alexius Medical
              Center, Series A, 5.25%, 7/1/15,
              Callable 7/1/08 @ 102, FSA ........  $  4,385
                                                   --------
Ohio (3.7%):
   7,000    Cleveland, Certificates of
              Participation, 5.25%, 11/15/13,
              Callable 11/15/07 @ 102, AMBAC ....     7,274
   1,000    Dublin, Series B, 5.00%, 12/1/20,
              Callable 12/1/10 @ 100 ............       988
   4,000    Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.50%, 5/1/07, Callable 11/1/02
              @ 102 .............................     4,209
   1,420    Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%, 9/1/14,
              GNMA ..............................     1,500
   3,000    Lucas County Hospital, Revenue,
              Promedia Healthcare Obligation
              Group, 5.63%, 11/15/14, AMBAC .....     3,191
     250    State Building Authority, Adult
              Correctional Building, Series A,
              6.13%, 10/1/09, Callable 10/1/03 @
              102 ...............................       266
   1,000    State Public & Sewer Improvement, GO,
              6.00%, 8/1/07, Callable 8/1/05 @
              102 ...............................     1,088
   5,000    State Turnpike Commission, Revenue,
              Series A, 5.70%, 2/15/17,
              Prerefunded 2/15/06 @ 102, MBIA ...     5,429
                                                   --------
                                                     23,945
                                                   --------
Oklahoma (0.5%):
   2,755    McGee Creek Authority, Revenue,
              6.00%, 1/1/23, Callable 1/1/14 @
              100, MBIA .........................     3,078
                                                   --------
Oregon (1.4%):
   5,305    Clackamas County, School District
              #62C, GO, 6.00%, 6/15/16, Callable
              6/15/10 @ 100 .....................     5,816
   3,000    Department of Administrative
              Services, Lottery Revenue, Series
              B, 5.25%, 4/1/15, FSA .............     3,087
                                                   --------
                                                      8,903
                                                   --------
Pennsylvania (2.2%):
   4,440    Delaware County Authority, University
              Revenue, Villanova University,
              Series A, 5.50%, 12/1/13, Callable
              12/1/12 @ 100, MBIA ...............     4,810

Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Pennsylvania, continued:
 $ 3,675    Delaware River Port Authority,
              Revenue, 5.63%, 1/1/16, FSA .......  $  3,907
  10,880    Westmoreland County, Municipal
              Authority Services, Revenue,
              Capital Appreciation, 0.00%,
              8/15/20, MBIA .....................     3,867
   7,000    Westmoreland County, Municipal
              Authority Services, Revenue, 0.00%,
              8/15/24 ...........................     1,942
                                                   --------
                                                     14,526
                                                   --------
Puerto Rico (0.6%):
   4,000    Childrens Trust Fund, Tobacco
              Setttlement, 5.75%, 7/1/13,
              Callable 7/1/10 @ 100 .............     4,189
                                                   --------
Rhode Island (1.0%):
   5,800    Depositors Economic Protection,
              Revenue, Series A, 6.30%, 8/1/05,
              FSA, MBIA .........................     6,295
                                                   --------
South Carolina (0.3%):
   2,000    Greenville Hospital System
              Facilities, Revenue, Series A,
              5.60%, 5/1/10, Callable 5/1/06 @
              102 ...............................     2,102
                                                   --------
South Dakota (1.2%):
   1,140    Building Authority, Lease Revenue,
              6.63%, 9/1/12, AMBAC ..............     1,206
   2,500    Heartland Consumers Power District,
              Electric Revenue, 6.00%, 1/1/17,
              FSA ...............................     2,819
   2,300    State Housing Development Authority,
              5.70%, 5/1/08, Callable 5/1/06 @
              102 ...............................     2,433
   1,000    State Housing Development Authority,
              Revenue, 6.25%, 5/1/15, Callable
              5/1/05 @ 102 ......................     1,050
                                                   --------
                                                      7,508
                                                   --------
Tennessee (0.5%):
   1,360    Knox County Health, Educational &
              Housing Facilities Board, Revenue,
              7.25%, 1/1/09, MBIA ...............     1,610
   1,300    Knox County Health, Educational &
              Housing Facilities Board, Revenue,
              7.25%, 1/1/10, MBIA ...............     1,556
                                                   --------
                                                      3,166
                                                   --------
Texas (6.4%):
   5,000    Texas A & M University, Revenue,
              5.38%, 5/15/16 ....................     5,139

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 6,000    Brownsville Utilities System Revenue,
              6.25%, 9/1/14, MBIA ...............  $  6,887
   6,420    Fort Bend School District, GO, 5.00%,
              8/15/24, PSFG .....................     6,242
   6,250    Frisco Independence School District,
              5.00%, 8/15/30, Callable 8/15/11 @
              100 ...............................     6,021
   5,000    Houston, Airport System Revenue, AMT,
              Series A, 5.50%, 7/1/23, FSA ......     5,009
   1,925    Richardson Hospital Authority,
              Unrefunded-Richardson Medical,
              6.50%, 12/1/12 ....................     1,895
   1,205    Richardson Hospital Authority,
              Prefunded-Richardson Medical,
              6.50%, 12/1/12 ....................     1,297
   5,000    State Public Finance Authority, GO,
              Series B, 5.63%, 10/1/12, Callable
              10/1/06 @ 100 .....................     5,258
   4,000    State, GO, College Student Loan, AMT,
              6.50%, 8/1/07, Callable 8/1/02 @
              100 ...............................     4,088
                                                   --------
                                                     41,836
                                                   --------
Utah (1.7%):
   1,815    Board of Regents, Lease Revenue,
              Refunding, Dixie College, Series A,
              5.50%, 5/1/23, AMBAC ..............     1,849
   4,340    Salt Lake County, 5.50%, 10/1/11,
              Callable 10/1/09 @ 100 ............     4,633
   4,350    State Housing Finance Agency,
              Revenue, Single Family Mortgage,
              Issue A-2, AMT, 6.25%, 7/1/25,
              Callable 1/1/07 @ 102, FHA ........     4,536
                                                   --------
                                                     11,018
                                                   --------
Virginia (1.9%):
   4,140    Norfolk Water, Revenue, 5.88%,
              11/1/14, Callable 11/1/05 @ 102,
              MBIA ..............................     4,415
   2,000    State Housing Development Authority,
              Commonwealth Mortgage, Series H,
              Sub-Series H-2, 6.20%, 1/1/08,
              Callable 1/1/05 @ 102 .............     2,081
   1,500    State Housing Development Authority,
              Refunding, Series E, 5.60%,
              11/1/10, Callable 11/1/03 @ 102 ...     1,532

Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Virginia, continued:
 $ 4,500    State Housing Development Authority,
              Commonwealth Mortgage, Series A,
              7.10%, 1/1/17, Callable 1/1/02 @
              102 ...............................  $  4,648
                                                   --------
                                                     12,676
                                                   --------
Washington (1.7%):
   5,000    Seattle Municipal Light & Power,
              Revenue, 6.00%, 10/1/18 ...........     5,429
   5,430    Western Washington University,
              Revenue, 5.50%, 10/1/22, AMBAC ....     5,754
                                                   --------
                                                     11,183
                                                   --------
West Virginia (0.9%):
   5,250    State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101 ......................     5,686
                                                   --------
Wisconsin (1.4%):
   1,370    Housing & Economic Development
              Authority, Revenue, Series A,
              6.15%, 9/1/17, Callable 3/1/05 @
              102 ...............................     1,423

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Wisconsin, continued:
 $ 3,000    State Transportation, Revenue, Series
              A, 5.50%, 7/1/11 ..................  $  3,248
   4,000    State, GO, Series C, 6.00%, 5/1/19,
              Callable 5/1/10 @ 100 .............     4,347
                                                   --------
                                                      9,018
                                                   --------
  Total Municipal Bonds                             643,572
                                                   --------
INVESTMENT COMPANIES (1.2%):
   1,224    Provident Municipal Bond Fund .......     1,224
   6,466    Provident Municipal Cash Money Market
              Fund, Tax-Free Money Market .......     6,466
                                                   --------
  Total Investment Companies                          7,690
                                                   --------
Total (Cost $610,448)(a)                           $651,262
                                                   ========

------------
Percentages indicated are based on net assets of $650,245.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $40,988
                   Unrealized depreciation......................     (174)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $40,814
                                                                  =======

See notes to financial statements.

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS (95.8%):
Alabama (1.5%):
 $ 5,000    21st Century Authority, Tobacco
              Settlement Revenue, 5.75%,
              12/1/20, Callable 6/1/10 @ 102 ...  $    5,002
   4,890    Courtland Industrial Development
              Board, Champion International
              Corp. Project, 7.20%, 12/1/13,
              Callable 5/14/02 @ 103 ...........       5,097
   4,250    Courtland Industrial Development
              Board, Solid Waste Disposal
              Revenue, Series A, AMT, 6.50%,
              9/1/25, Callable 9/1/05 @ 102 ....       4,277
     440    Housing Finance Authority, Single
              Family Housing Revenue, Series
              A-1, 5.80%, 10/1/08, Callable
              4/1/05 @ 102, GNMA ...............         464
     785    Mobile Housing Assistance Corp.,
              5.80%, 12/1/10, Callable 6/1/01 @
              100, FHA .........................         786
   1,980    Mobile Housing Assistance Corp.,
              6.50%, 12/1/21, Callable 6/1/01 @
              100, FHA .........................       1,983
                                                  ----------
                                                      17,609
                                                  ----------
Alaska (0.9%):
   2,000    Anchorage Electric Utility, Revenue,
              4.13%, 6/1/04, MBIA ..............       1,991
     455    Home Mortgage Revenue, Refunding,
              8.00%, 3/1/09, Callable 3/1/02 @
              102, FNMA ........................         471
   1,905    State Housing Finance Corp.,
              Revenue, Series A-1, 5.30%,
              12/1/12, Callable 12/1/07 @
              101.50, MBIA .....................       1,934
   8,440    State Housing Finance Corp., Series
              A, 0.00%, 12/1/17, Callable 6/1/07
              @ 54, MBIA .......................       3,114
   2,750    Student Loan Corp., Series A, AMT,
              5.75%, 7/1/14, Callable 7/1/07 @
              100, AMBAC .......................       2,849
                                                  ----------
                                                      10,359
                                                  ----------
Arizona (3.2%):
   2,090    Casa Grande, IDA, Multi-Family
              Housing Revenue, Center Park
              Project, 5.25%, 12/1/10, Callable
              12/1/05 @ 102, FNMA ..............       2,091
   2,965    Gila County, Certificates of
              Participation, 6.40%, 6/1/14 .....       3,062

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,325    Gila County, IDA, Revenue, Cobre
              Valley Hospital, 6.00%, 12/1/20,
              Callable 12/1/10 @ 101, ACA ......  $    2,341
   1,170    Maricopa County, IDA, Multi-Family
              Housing Revenue, Villas at Augusta
              Project, 5.00%, 10/20/10, GNMA ...       1,193
     895    Maricopa County, IDA, Multi-Family
              Housing Revenue, 5.65%, 7/1/19,
              Callable 7/1/09 @ 102, MBIA ......         927
   1,275    Maricopa County, IDA, Multi-Family
              Housing Revenue, Villas at Augusta
              Project, 6.40%, 10/20/20, Callable
              10/20/10 @ 105, GNMA .............       1,366
  11,705    Maricopa County, IDA, Multi-Family
              Housing Revenue, Coral Point
              Apartments Project, Series A,
              4.95%, 3/1/28, Callable 3/1/06 @
              101 ..............................      11,580
   1,385    Maricopa County, IDA, Multi-Family
              Housing Revenue, Coral Point
              Apartments Project, Series B, AMT,
              5.10%, 3/1/28, Callable 3/1/06 @
              101 ..............................       1,341
   1,040    Phoenix, IDA, Single Family Mortgage
              Revenue, 5.88%, 6/1/16, Callable
              6/1/10 @ 102, GNMA/FNMA/ FHLMC ...       1,098
   1,285    Pima County, IDA, Multi-Family
              Housing Revenue, La Hacienda
              Project, 7.00%, 12/20/31, Callable
              6/20/12 @ 100, GNMA ..............       1,439
     260    Pima County, IDA, Single Family
              Mortgage Revenue, Series A-1, AMT,
              6.20%, 5/1/27, Callable 5/1/04 @
              102, GNMA ........................         264
   4,040    Pima County, IDA, Single Family
              Mortgage Revenue, AMT, 5.80%,
              11/1/32, Callable 5/1/10 @ 101,
              GNMA/FNMA/FHLMC ..................       4,160
   1,440    Sierra Vista, Industrial Development
              Revenue, 5.25%, 12/1/10, Callable
              12/1/05 @ 102, FNMA ..............       1,441
   1,545    Tucson & Pima County, IDA, Single
              Family Mortgage Revenue, Series
              1-A, AMT, 5.70%, 7/1/12, Callable
              1/1/10 @ 101, FNMA/ GNMA .........       1,625

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,000    Tucson & Pima County, IDA, Single
              Family Mortgage Revenue, Series
              1A, AMT, 6.10%, 7/1/22, Callable
              1/1/10 @ 101, FNMA/GNMA ..........  $    1,042
   2,280    Water Infrastucture Finance
              Authority, Water Quality Revenue,
              Series A, 5.63%, 10/1/12, Callable
              10/1/09 @ 101 ....................       2,475
                                                  ----------
                                                      37,445
                                                  ----------
Arkansas (0.7%):
   5,100    Ashdown, PCR, Nekoosa Papers, Inc.
              Project, 4.75%, 4/1/08, Callable
              3/1/08 @ 100 .....................       5,040
      69    Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series B, 7.75%, 8/1/11,
              Callable 2/1/04 @ 100 ............          71
     174    Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series A-2, 7.90%,
              8/1/11, Callable 8/1/03 @ 103,
              FNMA .............................         182
     116    Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series B, 7.75%,
              1/1/11, Callable 7/1/05 @ 103 ....         123
     298    Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2,
              7.90%, 1/1/11, Callable 7/1/03 @
              103, FNMA ........................         315
      99    Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series B, 7.38%,
              4/1/11, Callable 4/1/03 @ 103 ....         104
     340    Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2,
              7.90%, 4/1/11, FNMA ..............         361
     439    Pope County, Residential Facilities,
              Single Family Housing Revenue,
              Series B, 7.75%, 9/1/11, Callable
              8/1/02 @ 102, FHA ................         455
   2,440    State Development Finance Authority,
              Revenue, Series 1, 0.00%,
              6/1/15 ...........................       1,102

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $   151    Stuttgart Public Facilities Board,
              Single Family Mortgage Revenue,
              Series B, 7.75%, 9/1/11, Callable
              3/1/06 @ 103 .....................  $      160
     242    Stuttgart Public Facilities Board,
              Single Family Mortgage Revenue,
              Series A-2, 7.90%, 9/1/11,
              Callable 9/1/03 @ 103, FNMA ......         256
                                                  ----------
                                                       8,169
                                                  ----------
California (2.2%):
   4,749    Contra Costa County, Multi-Family
              Mortgage Revenue, Crescent Park,
              Series B, 7.80%, 6/20/34, Callable
              6/20/04 @ 105, GNMA ..............       5,202
   5,675    Escondido JT Powers Finance
              Authority, Lease Revenue, Center
              for the Arts, 0.00%, 9/1/17,
              Callable 9/1/05 @ 46.52, AMBAC ...       2,066
     895    Housing Finance Agency, Home
              Mortgage Revenue, Series F, AMT,
              7.50%, 2/1/23, Callable 8/1/05 @
              102, FHA/VA ......................         952
   2,445    Los Angeles, Multi-Family Revenue,
              Housing Earthquake Rehabilitation
              Projects - B, AMT, 5.85%, 12/1/27,
              Callable 12/1/05 @ 102 ...........       2,543
     495    Redondo Beach, Redevelopment Agency,
              Residential Mortgage Revenue,
              Series B, 6.25%, 6/1/11, Callable
              6/1/03 @ 100 .....................         497
     515    Rural Home Mortgage Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 7.75%,
              5/1/27 ...........................         562
   1,500    Rural Home Mortgage Finance
              Authority, Single Family Mortgage
              Revenue, Series D, AMT, 6.00%,
              6/1/31, Callable 6/1/10 @ 102,
              GNMA/FNMA ........................       1,648
   2,825    San Jose, Multi-Family Housing
              Revenue, Helzer Courts Apartments,
              Series A, AMT, 6.20%, 6/1/19,
              Callable 12/1/09 @ 102 (b) .......       2,723

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 3,400    Statewide Community Development
              Authority, Multi-Family Revenue,
              Cudahy Gardens, Series J, AMT,
              5.60%, 4/1/29, Callable 4/1/03 @
              102, LOC: Swiss Bank .............  $    3,467
   4,390    Statewide Community Development
              Authority, Multi-Family Revenue,
              Irvine Apartments, Series A-2,
              4.90%, 5/15/25, Putable 5/15/08 @
              100 ..............................       4,360
   2,100    Statewide Community Development
              Authority, Multi-Family Revenue,
              Irvine Apartments, Series A-3,
              5.10%, 5/15/25, Callable 7/1/08 @
              101 ..............................       2,086
                                                  ----------
                                                      26,106
                                                  ----------
Colorado (12.6%):
   4,250    Arapahoe County, Highway Revenue,
              Series C, 0.00%, 8/31/15, Callable
              8/31/05 @ 48.60 ..................       1,687
   2,250    Arapahoe County, Single Family
              Mortgage Revenue, 0.00%,
              9/1/10 ...........................       1,437
   1,325    Aurora Housing Authority,
              Multi-Family Housing Revenue,
              River Falls Project, Series A.
              5.00%, 7/1/09 ....................       1,281
   4,920    Aurora, Industrial Development,
              McKesson Corp., Series A, 5.38%,
              12/1/11, Callable 12/1/02 @
              102 ..............................       5,038
   5,030    Aurora, Single Family Mortgage
              Revenue, Series A-2, 0.00%,
              9/1/15, Prerefunded 3/1/13 @
              75.20 ............................       2,078
   1,865    Brush Creek Metropolitan District,
              GO, Refunding, 6.70%, 11/15/09,
              Callable 11/15/03 @ 101 ..........       1,969
   1,385    Cordillera Metropolitan District,
              Eagle County, GO, 4.95%, 12/1/12,
              Callable 12/1/08 @ 100 ...........       1,322
     755    Cordillera Metropolitan District,
              Eagle County, GO, Series A, 6.10%,
              12/1/17, Callable 12/1/10 @
              100 ..............................         776
   9,000    Denver City & County, Airport
              Revenue, Series A, 6.00%,
              11/15/14, Callable 11/15/10 @
              100 ..............................       9,727
  15,125    Denver City & County, Mortgage
              Revenue, Series A, AMT, 0.00%,
              8/1/29, Callable 8/1/07 @ 26.95,
              GNMA/FHLMC .......................       2,757

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,000    Denver City & County, Single Family
              Residential Revenue, Series A,
              0.00%, 7/1/10, Callable 7/1/08 @
              91.87 ............................  $      600
   9,850    Denver City & County, Single Family
              Residential Revenue, Series A,
              0.00%, 7/1/14, Callable 7/1/08 @
              73.56 ............................       4,610
   1,000    Denver City & County, Special
              Facilities, Airport Revenue,
              Rental Car Project, Series A,
              6.00%, 1/1/13, Callable 1/1/09 @
              101 ..............................       1,079
   2,200    E-470 Business Metropolitan
              District, GO, 5.13%, 12/1/17,
              Callable 12/1/09 @ 100, ACA ......       2,113
      63    El Paso County, Home Mortgage,
              Series C, 8.30%, 9/20/18, GNMA ...          68
   8,625    El Paso County, Single Family
              Mortgage Revenue, Series A, AMT,
              0.00%, 12/1/30, Callable 6/1/08 @
              29.35, GNMA/FNMA/FHLMC ...........       1,454
   2,500    Englewood, Multi-Family Housing
              Revenue, Marks Apartments, 6.65%,
              12/1/26, Callable 12/1/06 @
              102 ..............................       2,515
   1,265    Englewood, Multi-Family Housing
              Revenue, Marks Apartments, Series
              B, 6.00%, 12/15/18, Callable
              12/15/03 @ 100, LOC: Citibank ....       1,267
   1,665    Erie Water Enterprise, Revenue,
              5.13%, 12/1/10, Callable 12/1/08 @
              100, ACA .........................       1,699
   1,500    Erie Water Enterprise, Revenue,
              5.25%, 12/1/13, Callable 12/1/08 @
              100, ACA .........................       1,513
   2,500    Health Facilities Authority,
              Revenue, Steamboat Springs Health,
              5.75%, 9/15/22, Callable 9/15/08 @
              101 ..............................       2,060
   3,000    Housing Finance Authority, Multi-
              Family Housing Revenue, Series
              C-3, 5.70%, 10/1/21, Callable
              12/1/01 @ 100, FHA ...............       3,000
   2,980    Housing Finance Authority, Multi-
              Family Housing Revenue, Series B,
              6.00%, 10/1/25, Callable 10/1/01 @
              100, FHA .........................       2,500
   1,235    Housing Finance Authority, Multi-
              Family Housing Revenue, Series A,
              9.00%, 10/1/25, Callable 10/1/01 @
              100, FHA .........................       1,238

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 2,385    Housing Finance Authority, Multi-
              Family Housing Revenue, Series A,
              AMT, 6.65%, 10/1/28, Callable
              4/1/05 @ 102 .....................  $    2,483
   5,200    Housing Finance Authority, Revenue,
              Series E-2, AMT, 7.00%, 2/1/30,
              Callable 8/1/10 @ 105 ............       5,904
   1,000    Housing Finance Authority, Revenue,
              Series E-3, 6.70%, 2/1/32,
              Callable 8/1/10 @ 105 ............       1,124
      70    Housing Finance Authority, Single
              Family Housing Revenue, Sub-
              Series A, AMT, 6.50%, 12/1/02 ....          71
     190    Housing Finance Authority, Single
              Family Housing Revenue, Series E,
              AMT, 6.25%, 12/1/09, Callable
              12/1/04 @ 103 ....................         195
     380    Housing Finance Authority, Single
              Family Housing Revenue, Series B,
              6.13%, 5/1/13, Callable 11/1/04 @
              103, FHA/VA ......................         392
   1,000    Housing Finance Authority, Single
              Family Housing Revenue, Series
              C-2, 5.15%, 11/1/16, Callable
              5/1/08 @ 102 .....................         998
   2,000    Housing Finance Authority, Single
              Family Housing Revenue, Series
              B-2, AMT, 7.10%, 4/1/17, Callable
              4/1/10 @ 105 .....................       2,321
     445    Housing Finance Authority, Single
              Family Housing Revenue, Series
              C-2, 7.45%, 6/1/17, Callable
              6/1/05 @ 105 .....................         481
   1,430    Housing Finance Authority, Single
              Family Housing Revenue, Series
              C-2, AMT, 8.40%, 10/1/21, Callable
              4/1/10 @ 105 .....................       1,597
     155    Housing Finance Authority, Single
              Family Housing Revenue, Series
              A-3, AMT, 6.50%, 11/1/23, Callable
              5/1/02 @ 102 .....................         160
     335    Housing Finance Authority, Single
              Family Housing Revenue, Series B,
              7.50%, 11/1/24, Callable 11/1/04 @
              105, FHA .........................         355
   2,305    Housing Finance Authority, Single
              Family Housing Revenue, Series
              C-1, 7.65%, 12/1/25, Callable
              6/1/05 @ 105 .....................       2,451

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,950    Housing Finance Authority, Single
              Family Housing Revenue, Series
              B-2, AMT, 7.00%, 5/1/26, Callable
              5/1/07 @ 105 .....................  $    2,108
   8,055    Housing Finance Authority, Single
              Family Housing Revenue, Series
              A-2, AMT, 7.25%, 5/1/27, Callable
              5/1/07 @ 105 .....................       8,947
   2,195    Housing Finance Authority, Single
              Family Housing Revenue, Series
              C-2, 7.45%, 11/1/27, Callable
              5/1/06
              @ 105 ............................       2,328
   2,280    Housing Finance Authority, Single
              Family Housing Revenue, Series
              C-1, AMT, 7.55%, 11/1/27, Callable
              11/1/06 @ 105 ....................       2,394
   2,335    Housing Finance Authority, Single
              Family Housing Revenue, Series
              C-2, AMT, 6.88%, 11/1/28, Callable
              11/1/07 @ 105 ....................       2,523
   4,000    Housing Finance Authority, Single
              Family Housing Revenue, Series
              B-2, AMT, 6.80%, 4/1/30, Callable
              4/1/09 @ 105 .....................       4,515
   1,000    Housing Finance Authority, Single
              Family Housing Revenue, Series
              C-3, AMT, 7.15%, 10/1/30, Callable
              4/1/10 @ 105 .....................       1,172
   2,000    Housing Finance Authority, Single
              Family Housing Revenue, Series
              B-2, AMT, 7.25%, 10/1/31, Callable
              4/1/10 @ 105 .....................       2,340
   2,000    Housing Finance Authority, Single
              Family Housing Revenue, Series
              D-2, AMT, 6.90%, 4/1/29, Callable
              4/1/10 @ 105 .....................       2,269
     500    Housing Finance Authority, Single
              Family Housing Revenue, Series
              D-3, 6.75%, 4/1/32, Callable
              4/1/10 @ 105 .....................         570
   6,000    Ironwood Trust, GO, Series 00A,
              5.80%, 1/1/04, Mandatory Call
              1/1/04 @ 101 .....................       6,303
     285    Jefferson County, Single Family
              Mortgage Revenue, Refunding,
              Series A, 8.88%, 10/1/13, Callable
              4/1/01 @ 103, MBIA ...............         294

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 5,000    Larimer County, School District #R1,
              Poudre, GO, 5.13%, 12/15/19,
              Callable 12/15/10 @ 100, FGIC ....  $    5,019
   7,525    Meridian Metropolitan District, GO,
              7.50%, 12/1/11, Callable 12/1/01
              @ 101 ............................       7,777
   3,500    Mesa County, Residential Revenue,
              Refunding, 0.00%, 12/1/11, ETM ...       2,087
  10,000    Metropolitan Football Stadium,
              District Sales Tax Revenue, Series
              A, 0.00%, 1/1/07, MBIA ...........       7,659
   2,605    Mountain Village Metropolitan
              District, San Miguel County,
              Refund & Improvement, GO, 5.25%,
              12/1/13, Callable 12/1/08 @ 100,
              MBIA .............................       2,696
   7,765    Northern Metropolitan District,
              Adams County, GO, 6.50%, 12/1/16,
              Callable 12/1/07 @ 102, MBIA .....       8,610
   1,510    Pueblo County, Certificates of
              Participation, Capital
              Construction Corp., 6.25%,
              12/1/10 ..........................       1,597
     435    San Miguel County, Mountain Village
              Metropolitan District, GO, 7.95%,
              12/1/03, Callable 12/1/02 @
              101 ..............................         452
   1,720    San Miguel County, Mountain Village
              Metropolitan District, GO, 8.10%,
              12/1/11, Prerefunded 12/1/02 @
              101 ..............................       1,859
     835    San Miguel County, Mountain Village
              Metropolitan District, GO, 8.10%,
              12/1/11, Callable 12/1/02 @
              101 ..............................         885
                                                  ----------
                                                     146,724
                                                  ----------
Connecticut (1.9%):
   4,350    Stamford, Housing Authority, Multi-
              Family Housing Revenue, Rippowam
              Project, 6.25%, 10/1/19, Callable
              10/1/08 @ 103 ....................       4,515
   9,200    Stamford, Housing Authority, Multi-
              Family Housing Revenue, Rippowam
              Project, 6.38%, 10/1/29, Callable
              10/1/08 @ 103 ....................       9,573
   3,275    State Health & Educational
              Facilities Authority, University
              of Hartford, Revenue, Series D,
              6.75%, 7/1/12, Callable 7/1/02 @
              102, ACA .........................       3,412

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Connecticut, continued:
 $ 2,000    State Housing Finance Authority,
              Multi-Family Housing Revenue, Sub-
              Series B-1, 6.13%, 5/15/18,
              Callable 5/15/05 @ 102 ...........  $    2,088
   2,495    State Housing Finance Authority,
              Single Family Housing Revenue,
              Series A, 6.20%, 5/15/14, Callable
              5/15/03 @ 102 ....................       2,578
                                                  ----------
                                                      22,166
                                                  ----------
District of Columbia (0.1%):
     365    Housing Finance Agency, Single
              Family Housing Revenue, Series A,
              AMT, 5.50%, 12/1/06 ..............         379
     285    Housing Finance Agency, Single
              Family Housing Revenue, Series A,
              AMT, 5.60%, 12/1/07 ..............         298
     405    Housing Finance Agency, Single
              Family Housing Revenue, Series A,
              AMT, 5.65%, 12/1/08 ..............         426
     415    Housing Finance Agency, Single
              Family Housing Revenue, Series A,
              AMT, 5.70%, 12/1/09 ..............         439
                                                  ----------
                                                       1,542
                                                  ----------
Florida (5.3%):
   1,070    Collier County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Whistlers Green, Series
              A, AMT, 5.35%, 12/1/19, Callable
              12/1/09 @ 102 ....................       1,028
   4,055    CRS Tax-Exempt Trust, Certificates
              of Participation, Series A, 7.38%,
              12/5/21 ..........................       4,169
   3,825    Duval County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series C, 7.35%, 7/1/24,
              Callable 1/1/01 @ 103, FGIC ......       3,943
   4,895    Escambia County, Housing Finance
              Authority, Single Family Housing
              Revenue, AMT, 4.65%, 10/1/31,
              Callable 4/1/08 @ 102, FNMA/
              GNMA .............................       4,901
   1,915    Housing Finance Corp., Homeowner
              Mortgage Revenue, Series 2, AMT,
              4.75%, 7/1/19, Callable 6/1/07 @
              101.50, MBIA .....................       1,899

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,195    Housing Finance Corp., Homeowner
              Mortgage Revenue, Series 2, AMT,
              5.35%, 1/1/21, Callable 6/1/07 @
              101.50 ...........................  $    1,201
   2,895    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, 6.95%, 9/1/26, Callable
              9/1/10 @ 106.75 ..................       3,246
   2,680    Lee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A-1, 7.20%,
              3/1/27, Callable 3/1/07 @ 105,
              GNMA/FNMA/ FHLMC .................       2,920
     955    Lee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A-3, AMT, 6.40%,
              3/1/28, Callable 3/1/08 @ 105,
              GNMA/ FNMA/FHLMC .................       1,004
   2,850    Lee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A-3, AMT, 5.05%,
              3/1/29, Callable 3/1/08 @ 102,
              GNMA/ FNMA/FHLMC .................       2,816
   1,780    Lee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A, AMT, 6.85%,
              3/1/29, Callable 9/1/07 @ 105,
              FNMA/ GNMA/FHLMC .................       1,946
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.00%, 11/1/10, FSA .........         514
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.10%, 11/1/11, Callable
              11/1/10 @ 101, FSA ...............         518
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.20%, 11/1/12, Callable
              11/1/10 @ 101, FSA ...............         516
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.25%, 11/1/13, Callable
              11/1/10 @ 101, FSA ...............         515
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.30%, 11/1/14, Callable
              11/1/10 @ 101, FSA ...............         514

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $   500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.50%, 11/1/16, Callable
              11/1/10 @ 101, FSA ...............  $      519
     555    Leon County, Housing Finance
              Authority, Multi-County Program,
              Series B, AMT, 7.30%, 1/1/28,
              GNMA/FHLMC .......................         631
     865    Manatee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Sub-Series 1, AMT, 8.38%,
              5/1/25, GNMA/FHLMC ...............         902
   2,250    Manatee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Sub-Series 1, AMT, 7.20%,
              5/1/28, Callable 5/1/07 @ 105,
              GNMA/FNMA/FHLMC ..................       2,575
   1,405    Manatee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Sub-Series 1, AMT, 6.25%,
              11/1/28, Callable 11/1/09 @
              105 ..............................       1,502
   1,000    Miami Beach Stormwater Revenue,
              5.25%, 9/1/20, Callable 9/1/10 @
              101, FGIC ........................       1,018
   2,000    Miami Beach, Health Facilities
              Revenue, South Shore Hospital,
              Series A, 5.25%, 8/1/13, Callable
              8/1/08 @ 100, ACA ................       1,986
   2,400    Miami-Dade County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A-1, AMT, 5.90%,
              6/1/25, Callable 6/1/08 @ 103,
              FHLMC ............................       2,441
   4,850    Miami-Dade County, Multi-Family
              Housing Revenue, 5.80%,
              10/1/12 ..........................       5,009
   2,900    Miami-Dade County, Split Obligation,
              Sub-Series A, 0.00%, 10/1/16,
              Callable 4/1/08 @ 65.58, MBIA ....       1,257
     780    Orange County, Housing Finance
              Authority, Mortgage Revenue,
              Series A, AMT, 7.38%, 9/1/24,
              Callable 3/1/01 @ 103, FHA/VA ....         805
   1,315    Orange County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Loma Vista Project,
              Series G, AMT, 5.40%, 9/1/19,
              Callable 3/1/09 @ 102 ............       1,231

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,020    Orange County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Loma Vista Project,
              Series G, AMT, 5.45%, 9/1/24,
              Callable 3/1/09 @ 102 ............  $      935
     435    Palm Beach County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A, AMT, 6.38%,
              10/1/06, Callable 10/1/04 @ 102,
              GNMA/FNMA ........................         446
   1,935    Pinellas County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A, AMT, 6.25%,
              8/1/12, Callable 2/1/05 @ 102,
              GNMA/FNMA ........................       1,988
   1,320    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/08, ACA ...............         941
   1,625    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/09, ACA ...............       1,103
   1,535    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/12, ACA ...............         880
   4,265    State Board of Education, Capital
              Outlay, GO, Series B, 5.00%,
              6/1/12, Callable 6/1/01 @ 100 ....       4,266
                                                  ----------
                                                      62,085
                                                  ----------
Georgia (1.7%):
  20,535    Atlanta Airport Facilities, Revenue,
              AMT, 0.00%, 1/1/10, MBIA .........      12,446
   1,550    Atlanta Urban Residential Finance
              Authority, Single Family Housing
              Revenue, 0.00%, 10/1/16,
              Prerefunded 4/1/15 @ 85.46,
              AMBAC/FNMA .......................         635
   5,000    De Kalb County, Housing Authority,
              Multi-Family Housing Revenue,
              Friendly Hills Apartments, Series
              A, AMT, 7.05%, 1/1/39, Callable
              1/1/08 @ 104, FHA ................       5,423

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $ 1,765    Fulton County, Housing Authority,
              Multi-Family Housing Revenue,
              Concorde Place Apartments Project,
              Series A, AMT, 6.30%, 7/1/16,
              Callable 7/1/06 @ 102 ............  $    1,965
                                                  ----------
                                                      20,469
                                                  ----------
Hawaii (1.1%):
   8,500    State Department Budget & Finance,
              Special Purpose, Mortgage Revenue,
              AMT, 6.66%, 11/1/21, Callable
              11/1/01 @ 102 ....................       8,510
   1,500    State Housing & Community
              Development Corp., Multi-Family
              Housing Revenue, Sunset Villas,
              5.00%, 7/20/11, GNMA .............       1,511
   2,955    State Housing & Community
              Development Corp., Multi-Family
              Housing Revenue, Sunset Villas,
              5.60%, 7/20/21, GNMA .............       2,974
                                                  ----------
                                                      12,995
                                                  ----------
Idaho (1.2%):
     250    Canyon County, School District #131,
              Nampa, GO, 4.00%, 7/30/05, FSA ...         248
   1,285    Canyon County, School District #139,
              GO, Class A, 5.00%, 7/31/14,
              Callable 7/31/13 @ 100, FGIC .....       1,337
   1,000    Canyon County, School District #139,
              GO, Class A, 5.00%, 7/31/15,
              Callable 7/31/13 @ 100, FGIC .....       1,034
   1,405    Canyon County, School District #139,
              GO, Class A, 5.10%, 7/31/16,
              Callable 7/31/13 @ 100, FGIC .....       1,459
   1,475    Canyon County, School District #139,
              GO, Class A, 5.20%, 7/31/17,
              Callable 7/31/13 @ 100, FGIC .....       1,537
   1,305    Canyon County, School District #139,
              GO, Class A, 5.25%, 7/31/18,
              Callable 7/31/13 @ 100, FGIC .....       1,358
   1,150    Housing & Finance Association,
              Single Family Mortgage Revenue,
              Sub-Series A, 5.35%, 7/1/11,
              Callable 1/1/08 @ 101.50,
              FHA/VA ...........................       1,159
     900    Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series E-2, AMT, 5.95%, 7/1/14,
              Callable 1/1/07 @ 101.50 .........         939

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Idaho, continued:
 $ 1,595    Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series H, AMT, 6.05%, 7/1/14,
              Callable 1/1/07 @ 102, FHA/VA ....  $    1,627
   1,070    Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series D, AMT, 6.45%, 7/1/14,
              Callable 1/1/06 @ 102, FHA .......       1,111
   2,815    Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series D-2, AMT, 4.95%, 7/1/28,
              Callable 1/1/08 @ 101.50, FHA ....       2,771
       5    Housing Agency, Single Family
              Mortgage Revenue, Series E, AMT,
              6.30%, 7/1/24, Callable 1/1/03 @
              102 ..............................           5
                                                  ----------
                                                      14,585
                                                  ----------
Illinois (6.7%):
  12,410    Aurora, Multi-Family Housing
              Revenue, Covey Fox Valley
              Apartments Project, 5.30%,
              11/1/27, Callable 11/1/05 @
              101 ..............................      12,508
     105    Aurora, Single Family Mortgage
              Revenue, Refunding, Series B, AMT,
              8.05%, 9/1/25, GNMA/FHLMC ........         114
     405    Bolingbrook, Mortgage Revenue, Sub-
              Series 1, 0.00%, 1/1/11, Callable
              1/1/02 @ 53.10 ...................         196
   4,575    Chicago City Colleges, Capital
              Improvement, GO, 6.00%, 1/1/10,
              FGIC .............................       5,073
   4,285    Chicago Metropolitan Housing
              Development Corp., Multi-Family
              Housing Revenue, Series A, 6.70%,
              7/1/12, Callable 7/1/02 @ 102 ....       4,454
   1,770    Chicago, Emergency Telephone System,
              GO, 5.25%, 1/1/18, FGIC ..........       1,842
     400    Chicago, Single Family Mortgage
              Revenue, 5.40%, 9/1/10, GNMA/
              FNMA/FHLMC .......................         408
   2,000    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 5.60%,
              9/1/19, Callable 3/1/10 @ 102,
              GNMA/FNMA/FHLMC ..................       2,053

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 2,915    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.00%,
              9/1/27, Callable 3/1/06 @ 105,
              GNMA/FNMA/FHLMC ..................  $    3,209
     790    Chicago, Single Family Mortgage
              Revenue, Series B, AMT, 7.63%,
              9/1/27, Callable 6/15/06 @ 105,
              GNMA/FNMA/FHLMC ..................         896
   1,765    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.25%,
              9/1/28, Callable 9/1/07 @ 105,
              GNMA/FNMA/FHLMC ..................       1,948
  10,745    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.15%,
              9/1/31, Callable 3/1/10 @ 105,
              GNMA/FNMA/FHLMC ..................      12,555
   1,200    Chicago, Single Family Mortgage
              Revenue, 7.00%, 3/1/32, Callable
              9/1/10 @ 105, GNMA/FNMA/ FHLMC ...       1,379
     455    Chicago, Single Family Mortgage
              Revenue, Series B, 0.00%, 10/1/09,
              MBIA .............................         250
   1,195    Clay County, Hospital Revenue,
              5.70%, 12/1/18, Callable 12/1/08 @
              102 ..............................         988
   1,070    Clay County, Hospital Revenue,
              5.90%, 12/1/28, Callable 12/1/08 @
              102 ..............................       1,253
   2,265    Cook County, School District #200,
              Oak Park, GO, 0.00%, 12/1/12,
              Callable 12/1/11 @ 97.61, FSA ....         868
   1,000    Cook County, School District #219,
              Niles Township, GO, 5.88%,
              12/1/12, Callable 12/1/10 @ 100,
              FGIC .............................       1,104
   2,660    Cook County, School District #219,
              Niles Township, GO, 5.88%,
              12/1/13, Callable 12/1/10 @ 100,
              FGIC .............................       2,918
     340    Danville, Single Family Mortgage
              Revenue, Refunding, 7.30%,
              11/1/10, Callable 11/1/03 @
              102 ..............................         353
   1,010    Freeport, Single Family Mortgage
              Revenue, 0.00%, 8/1/10, Callable
              10/1/01 @ 48.96 ..................         476
   4,685    Moline, Mortgage Revenue, Sub-
              Series 1, 0.00%, 5/1/11, Callable
              5/1/02 @ 54.02 ...................       2,249
   3,500    Peru, IDR, Consolidated Freightways
              Corp. Project, Series B, 5.25%,
              1/1/04 ...........................       3,462

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $   435    Quincy, Single Family Mortgage
              Revenue, Refunding, 6.88%, 3/1/10,
              Callable 3/1/04 @ 102 ............  $      450
     205    Rock Island, Residential Mortgage
              Revenue, Refunding, 7.70%, 9/1/08,
              Callable 9/1/02 @ 102 ............         213
   3,430    State Development Finance Authority,
              Multi-Family Housing Revenue,
              Series A, 6.50%, 7/20/15, Callable
              7/20/10 @ 105 ....................       3,814
   4,465    State Development Finance Authority,
              Multi-Family Housing Revenue,
              Series A, 6.60%, 7/20/21, Callable
              7/20/10 @ 105 ....................       4,915
   6,500    Student Assistance Community,
              Student Loan Revenue, Series UU,
              AMT, 5.15%, 9/1/03, Callable
              2/23/01 @ 100 ....................       6,619
   2,225    Winnebago County, School District
              #122, 0.00%, 1/1/12, FSA .........       1,299
                                                  ----------
                                                      77,866
                                                  ----------
Indiana (1.9%):
   4,900    Fremont, IDR, Consolidated
              Freightways Corp. Project, 5.25%,
              5/1/04 ...........................       4,741
   1,000    South Bend Parking Revenue, 6.20%,
              1/1/08, Callable 1/1/01 @ 101 ....       1,026
   3,500    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series A-2, AMT, 6.45%, 7/1/14,
              Callable 7/1/05 @ 102, FHA/VA ....       3,616
     935    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series D-1, 6.05%, 7/1/15,
              Callable 7/1/06 @ 102,
              GNMA/FNMA ........................         960
   3,820    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series A-2, 5.15%, 7/1/17,
              Callable 1/1/08 @ 101.50,
              FNMA/GNMA ........................       3,771
   3,130    State Toll Finance Authority, Toll
              Road Revenue, 6.00%, 7/1/15,
              Callable 7/1/01 @ 100 ............       3,132
   5,000    Transportation Highway Finance
              Authority, Revenue, Series A,
              5.75%, 6/1/12 ....................       5,527
                                                  ----------
                                                      22,773
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Iowa (0.4%):
 $   300    Davenport, Homeownership Mortgage
              Revenue, Refunding, 7.90%, 3/1/10,
              Callable 9/1/04 @ 102 ............  $      312
     500    Finance Authority, Mortgage Revenue,
              Abbey Healthcare, Series A, 5.90%,
              5/20/20, Callable 11/20/10 @
              103.50, GNMA .....................         522
     620    Finance Authority, Multi-Family
              Mortgage Revenue, Prestwick
              Apartments Project, AMT, 7.15%,
              12/1/09, FHA .....................         662
   3,995    Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 9/1/16,
              AMBAC ............................         707
   1,965    Finance Authority, Single Family
              Mortgage Revenue, Mortgage Backed
              Securities Program, Series C,
              6.40%, 7/1/19, Callable 1/1/05 @
              102, GNMA/FNMA ...................       2,023
     760    Salix, PCR, Gas & Electric Project,
              5.75%, 6/1/03, Callable 6/1/01 @
              100 ..............................         764
                                                  ----------
                                                       4,990
                                                  ----------
Kansas (1.6%):
     380    Ford County, Single Family Mortgage
              Revenue, Series A, 7.90%, 8/1/10,
              Callable 8/1/02 @ 103, FHA/VA ....         397
   1,010    Johnson County, Single Family
              Mortgage Revenue, 7.10%, 5/1/12,
              Callable 5/1/04 @ 103 ............       1,064
     185    Labette County, Single Family
              Mortgage Revenue, Series A, 8.40%,
              12/1/11, Callable 6/1/03 @ 103 ...         193
   2,505    Olathe County, Multi-Family Housing
              Revenue, Series A, 5.75%, 7/1/12,
              Callable 7/1/07 @ 101 ............       2,526
   1,005    Olathe County, Multi-Family Housing
              Revenue, Series B, AMT, 5.80%,
              7/1/12, Callable 7/1/07 @ 101 ....       1,011
     195    Reno County, Single Family Mortgage
              Revenue, Series B, 8.70%, 9/1/11,
              Callable 9/1/01 @ 103 ............         203
     160    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Series
              B-2, 7.80%, 5/1/14, Callable
              11/1/04 @ 103, GNMA ..............         167

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $   220    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Series
              B-1, 8.05%, 5/1/14, GNMA .........  $      227
     290    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Series
              C-2, 7.80%, 11/1/24, Callable
              11/1/04 @ 105, GNMA ..............         313
  23,380    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Series
              A1, AMT, 0.00%, 12/1/29, Callable
              6/1/08 @ 31.41, GNMA .............       4,241
   5,820    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Mortgage
              Backed Securities Program A-1,
              AMT, 5.50%, 12/1/22, Callable
              6/1/08 @ 105, GNMA ...............       6,412
     815    Shawnee County, Single Family
              Mortgage Revenue, 0.00%, 10/1/16,
              Callable 4/1/01 @ 20.98, MBIA ....         165
   1,145    State Development Finance Authority,
              Multi-Family Housing Revenue,
              Series O, 6.50%, 6/20/34, Callable
              6/20/09 @ 104, GNMA ..............       1,222
     390    Wichita, Single Family Mortgage
              Revenue, Series A, 7.10%, 9/1/09,
              Callable 3/1/03 @ 103 ............         403
                                                  ----------
                                                      18,544
                                                  ----------
Kentucky (1.3%):
  10,475    Economic Development Finance
              Authority, Health System Revenue,
              Norton Healthcare, Inc., Series B,
              0.00%, 10/1/06, MBIA .............       7,999
   1,715    Economic Development Finance
              Authority, Health System Revenue,
              Norton Healthcare, Inc., Series C,
              0.00%, 10/1/06, MBIA .............       1,378
   1,805    Greater Housing Assistance Corp.,
              Mortgage Revenue, Castle Village
              Apartments Project, Series A,
              5.90%, 2/1/24, Callable 2/1/03 @
              100, FHA .........................       1,815
      40    Housing Corp., Single Family Housing
              Revenue, Series D, AMT, 6.13%,
              7/1/22, Callable 7/1/04 @ 102,
              FHA/ VA ..........................          40
   1,050    Kenton County Airport Board, Airport
              Revenue, Series A, AMT, 6.30%,
              3/1/15, Callable 3/1/02 @ 101,
              FSA ..............................       1,075

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $ 1,115    Meade County, PCR, Olin Corp.
              Project, 6.00%, 7/1/07, Callable
              7/1/01 @ 100 .....................  $    1,119
   2,000    State Property & Buildings
              Commission, Project #67, 5.13%,
              9/1/17, Callable 9/1/10 @ 100 ....       2,024
                                                  ----------
                                                      15,450
                                                  ----------
Louisiana (3.6%):
   1,350    Calcasieu Parish Public
              Transportation Authority, Mortgage
              Revenue, Series A, AMT, 5.55%,
              4/1/12, Callable 4/1/08 @ 102,
              GNMA/ FNMA .......................       1,390
     900    Calcasieu Parish Public
              Transportation, Single Family
              Mortgage Revenue, Series B, 0.00%,
              5/1/13, Callable 11/1/02 @
              48.73 ............................         383
     900    Greater Baton Rouge Parking
              Authority, Sales & Use Tax, 6.38%,
              7/1/03, Callable 7/1/00 @ 100 ....         901
     460    Housing Finance Agency, Single
              Family Mortgage Revenue, Series A,
              AMT, 7.80%, 12/1/26, Callable
              6/1/05 @ 105, AMBAC ..............         501
     150    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2, AMT, 8.00%, 6/1/27, Callable
              12/1/06 @ 102, GNMA/FNMA .........         160
   3,340    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2, AMT, 7.05%, 6/1/31, Callable
              6/1/10 @ 101 .....................       3,726
     435    Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue,
              Refunding, 7.38%, 1/1/11, Callable
              7/1/03 @ 103 .....................         458
   1,750    Jefferson Parish Home Mortgage
              Authority, Single Family Mortgage
              Revenue, Series D-1, 7.50%,
              6/1/26, Callable 6/1/10 @ 105,
              GNMA/ FNMA .......................       1,965
   2,185    Jefferson Parish Home Mortgage
              Authority, Single Family Mortgage
              Revenue, Series C-1, 7.00%,
              6/1/29, Callable 6/1/10 @ 105,
              GNMA/ FNMA .......................       2,517

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 2,000    Lake Charles Harbor & Term,
              Distribution Revenue, Reynolds
              Metals Co. Project, 5.50%, 5/1/06,
              Callable 12/15/02 @ 101 ..........  $    2,024
   2,000    New Orleans, GO, 5.50%, 12/1/18,
              FGIC .............................       2,141
   3,890    Public Facilities Authority,
              Multi-Family Housing Revenue,
              7.75%, 11/1/16, Callable 11/1/01 @
              102 ..............................       4,039
     593    Public Facilities Authority, Single
              Family Mortgage Revenue, Series C,
              8.45%, 12/1/12, Callable 10/1/01 @
              103, FHA/VA ......................         603
      28    Public Facilities Authority, Single
              Family Mortgage Revenue, 7.50%,
              10/1/15, Callable 6/1/02 @ 103 ...          29
   3,095    Shreveport, GO, Series A, 6.00%,
              5/1/09, FGIC .....................       3,441
   5,975    St. Tammany Public Trust Finance
              Authority, Revenue, Christwood
              Project, 5.70%, 11/15/18, Callable
              11/15/08 @ 102 ...................       4,905
   4,460    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/11, FSA ......................       4,896
   5,520    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/12, FSA ......................       6,061
   2,290    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/13, FSA ......................       2,510
                                                  ----------
                                                      42,650
                                                  ----------
Maine (0.4%):
     810    State Housing Authority, Single
              Family Housing Revenue, Series I,
              AMT, 0.00%, 11/1/10, Callable
              11/1/06 @ 80.21 ..................         482
     535    State Housing Authority, Single
              Family Housing Revenue, Series I,
              AMT, 0.00%, 11/1/11, Callable
              11/1/06 @ 75.35 ..................         298
   2,500    State Housing Authority, Single
              Family Housing Revenue, Series
              B-1, 6.05%, 11/15/16, Callable
              11/15/05 @ 102, AMBAC ............       2,621

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Maine, continued:
 $ 1,505    State Housing Authority, Single
              Family Housing Revenue, Series C,
              AMT, 6.10%, 11/15/16, Callable
              11/15/06 @ 102 ...................  $    1,577
                                                  ----------
                                                       4,978
                                                  ----------
Maryland (1.1%):
   1,140    Baltimore County, Multi-Family
              Housing Revenue, Series A, 0.00%,
              9/1/24, Callable 9/1/07 @ 40.55,
              FHA ..............................         286
   2,600    Baltimore Port Facilities Revenue,
              6.50%, 12/1/10, Callable 6/1/02 @
              103 ..............................       2,746
   7,380    Prince Georges County Housing
              Authority, Multi-Family Housing
              Revenue, Foxglenn Apartments,
              Series A, AMT, 0.00%, 5/20/22,
              Callable 5/20/01 @ 30.41, GNMA ...       2,198
   5,460    Prince Georges County Housing
              Authority, Residual Revenue,
              0.00%, 11/1/20 ...................       1,595
   1,000    State Community Development
              Administration, Housing &
              Community Development, Waters
              Landing II Apartments, Series A,
              5.88%, 8/1/33, Callable 2/1/11 @
              101, FNMA ........................       1,024
   1,240    State Community Development, Multi-
              Family Housing Revenue, Series E,
              AMT, 6.85%, 5/15/25, Callable
              5/15/04 @ 102, GNMA/FHA ..........       1,302
   3,900    Washington Suburban Sanitation
              District, GO, 2nd Series, 6.40%,
              1/1/08, Callable 1/1/02 @ 102 ....       4,058
                                                  ----------
                                                      13,209
                                                  ----------
Massachusetts (1.2%):
   3,110    State Health & Educational
              Facilities Authority, Revenue,
              Partners Healthcare System, Series
              B, 4.05%, 7/1/04 .................       3,029
   3,550    State Housing Finance Agency, Multi-
              Family Housing Revenue, Series A,
              6.38%, 4/1/21, Callable 4/1/03 @
              102 ..............................       3,670

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Massachusetts, continued:
 $   965    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              21, AMT, 7.13%, 6/1/25, Callable
              6/1/02 @ 102 .....................  $      997
   1,250    State Housing Finance Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.40%, 12/1/15,
              Callable 6/1/06 @ 102, AMBAC .....       1,325
   1,570    State Industrial Finance Agency,
              Revenue, University Commons,
              6.55%, 8/1/18, Callable 2/1/08 @
              105, FHA .........................       1,732
   3,000    State Port Authority, Revenue,
              Series B, AMT, 4.35%, 7/1/04,
              FSA ..............................       2,999
                                                  ----------
                                                      13,752
                                                  ----------
Michigan (2.8%):
   1,500    East Lansing School District, GO,
              5.50%, 5/1/20, Callable 5/1/10 @
              100 ..............................       1,549
   1,520    Higher Educational Facilities
              Authority, Revenue, Calvin College
              Project, 5.65%, 12/1/14, Callable
              12/1/10 @ 100 ....................       1,518
   1,110    Higher Educational Facilities
              Authority, Revenue, Calvin College
              Project, 5.80%, 12/1/16, Callable
              12/1/10 @ 100 ....................       1,110
   1,065    State Bond Authority, Government
              Loan Program, Series A, 5.50%,
              11/1/20, Callable 11/1/10 @ 100,
              AMBAC ............................       1,101
   3,125    Romeo Community School District, GO,
              5.40%, 5/1/17, Callable 5/1/11 @
              100 ..............................       3,239
   1,500    Saline Area Schools, GO, Series A,
              4.70%, 5/1/08 ....................       1,539
   1,500    Saline Area Schools, GO, Series A,
              4.75%, 5/1/09 ....................       1,543
   1,500    Saline Area Schools, GO, Series A,
              4.80%, 5/1/10 ....................       1,544
   1,370    Saline Area Schools, GO, Series A,
              5.00%, 5/1/12, Callable 5/1/10 @
              100 ..............................       1,412
   2,000    State Hospital Finance Authority,
              Revenue, Crittenton Hospital,
              Series A, 5.25%, 3/1/14, Callable
              3/1/04 @ 102 .....................       1,911
     725    State Housing Development Authority,
              Home Improvement Revenue, Series
              B, AMT, 7.65%, 12/1/12, Callable
              12/1/01 @ 100, FHA/VA ............         734

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 7,125    State Housing Development Authority,
              Single Family Housing Revenue,
              AMT, 6.30%, 6/1/27, Callable
              12/1/05 @ 102 ....................  $    7,298
   1,000    Tecumseh Public Schools, GO, 5.13%,
              5/1/13, Callable 5/1/10 @ 100 ....       1,033
   1,125    Tecumseh Public Schools, GO, 5.20%,
              5/1/14, Callable 5/1/10 @ 100 ....       1,163
   6,125    Walled Lake Consolidated School
              District, GO, 5.38%, 5/1/18,
              Callable 5/1/10 @ 100 ............       6,301
                                                  ----------
                                                      32,995
                                                  ----------
Minnesota (1.4%):
   1,000    Anoka County, Solid Waste Disposal
              Revenue, Bational Rural Utility,
              Series A, AMT, 6.95%, 12/1/08,
              Callable 6/1/01 @ 101.50 .........       1,025
   1,900    Blaine, IDR, Consolidated
              Freightways Corp. Project, 5.15%,
              1/1/04 ...........................       1,874
   1,200    Maplewood, Multi-Family Housing
              Revenue, 6.50%, 9/1/24, Callable
              9/1/04 @ 102, FHA ................       1,270
   1,625    Minneapolis Community Development
              Agency, Multi-Family Housing
              Revenue, Riverside Homes Project,
              6.10%, 9/1/19, Callable 9/1/09 @
              102 ..............................       1,646
   2,950    Minneapolis, Mortgage Revenue,
              0.00%, 10/1/12, Callable 10/1/05 @
              100 ..............................       1,377
   1,000    Minneapolis, Multi-Family Revenue,
              Gaar Scott Loft Project, AMT,
              5.95%, 5/1/30, Callable 11/1/10 @
              100, LOC: U.S. Bank Trust ........       1,016
   2,000    Northern Municipal Power Agency,
              Electric Systems Revenue, Series
              A, 5.00%, 1/1/21, Callable 1/1/01
              @ 100, MBIA ......................       1,966
   2,975    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series A,
              5.75%, 7/1/18, Callable 7/1/09 @
              100 ..............................       3,064
   3,580    Western Municipal Power Agency,
              Revenue, 6.40%, 1/1/05, Callable
              7/1/01 @ 100, ETM ................       3,721
                                                  ----------
                                                      16,959
                                                  ----------

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Mississippi (1.5%):
 $ 1,440    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.50%, 7/1/04, Callable
              7/1/02 @ 102, GSL ................  $    1,503
   1,000    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.60%, 1/1/05, Callable
              7/1/02 @ 102, GSL ................       1,045
     485    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.05%, 9/1/07, Callable
              9/1/02 @ 102, GSL ................         498
   1,190    Higher Education Assistance Corp.,
              Student Loan Revenue, Series B-3,
              AMT, 5.30%, 9/1/08, Callable
              3/1/01 @ 100, GSL ................       1,214
   3,800    Higher Education Assistance Corp.,
              Student Loan Revenue, Series B-3,
              AMT, 5.45%, 3/1/10, Callable
              3/1/01 @ 100, GSL ................       3,917
     575    Home Corp., Single Family Mortgage
              Revenue, Access Program, Series F,
              AMT, 7.10%, 12/1/10, Callable
              12/1/04 @ 103, GNMA ..............         579
   1,415    Home Corp., Single Family Mortgage
              Revenue, Access Program, Series B,
              AMT, 7.90%, 3/1/25, Callable
              3/1/05 @ 106, GNMA ...............       1,559
   1,985    Home Corp., Single Family Mortgage
              Revenue, Access Program, Series F,
              AMT, 7.55%, 12/1/27, Callable
              12/1/06 @ 105, FNMA/GNMA .........       2,187
   1,230    Home Corp., Single Family Mortgage
              Revenue, Series A, AMT, 5.25%,
              6/1/30, Callable 6/1/09 @ 102,
              GNMA/FNMA ........................       1,244
   1,145    Hospital Equipment & Facilities,
              Revenue, Rush Medical Foundation
              Project, Series A, 5.40%,
              1/1/07 ...........................       1,085
     715    Housing Finance Corp., Single Family
              Mortgage Revenue, Mortgage Backed
              Securities Program, AMT, 8.25%,
              10/15/18, FGIC ...................         723
     690    Region IV Finance Corp., Inc.,
              Mortgage Revenue, Greentree
              Apartments, Series A, 6.10%,
              8/1/15, Callable 8/1/01 @ 100 ....         692

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Mississippi, continued:
 $ 1,565    Region IV Finance Corp., Inc.,
              Mortgage Revenue, Greentree
              Apartments, Series A, 6.45%,
              8/1/22, Callable 8/1/01 @ 100 ....  $    1,569
                                                  ----------
                                                      17,815
                                                  ----------
Missouri (2.0%):
   2,480    Kansas City, IDA, Multi-Family
              Housing Revenue, Coves North
              Duplexes Project, 5.60%, 9/1/25,
              FNMA .............................       2,568
   1,740    Kansas City, IDA, Multi-Family
              Housing Revenue, Village Green
              Apartments Project, AMT, 6.25%,
              4/1/30, Callable 4/1/08 @ 102 ....       1,586
   5,000    St. Charles County, IDA,
              Multi-Family Housing Revenue,
              Vanderbilt Apartments, 5.00%,
              2/1/29, Callable 2/1/07 @ 101 ....       4,864
   1,405    St. Louis County, IDA, Nursing Home
              Revenue, Mortgage Backed, Mary
              Queen Project, 7.13%, 3/20/23,
              Callable 9/20/01 @ 102, GNMA .....       1,448
   2,060    State Environmental Improvement &
              Energy Resource Authority, Water
              Pollution Revenue, Series B,
              5.40%, 7/1/18, Callable 10/1/10 @
              100 ..............................       2,133
   1,750    State Housing Development, Single
              Family Mortgage Revenue, Series B,
              AMT, 6.15%, 3/1/20, Callable
              3/1/10 @ 100, GNMA/FNMA ..........       1,824
     825    State Housing Development, Single
              Family Mortgage Revenue, Series A,
              AMT, 7.38%, 8/1/23, Callable
              2/1/01 @ 102, GNMA ...............         842
   1,380    State Housing Development, Single
              Family Mortgage Revenue, Series A,
              AMT, 7.20%, 9/1/26, Callable
              9/1/06 @ 105, GNMA/FNMA ..........       1,470
   1,315    State Housing Development, Single
              Family Mortgage Revenue, Series D,
              AMT, 7.10%, 9/1/27, Callable
              1/1/07 @ 102, GNMA/FNMA ..........       1,360
   2,500    State Housing Development, Single
              Family Mortgage Revenue, Series
              C-1, AMT, 7.15%, 3/1/32, Callable
              9/1/10 @ 101, GNMA/ FNMA .........       2,808

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $ 2,000    University City, Multi-Family
              Housing Revenue, 7.38%, 3/1/21 ...  $    2,164
                                                  ----------
                                                      23,067
                                                  ----------
Montana (1.6%):
   2,900    Forsyth, PCR, Portland General
              Electric Co., Series A, 4.60%,
              5/1/33 ...........................       2,858
   1,985    State Board Housing, Single Family
              Housing Revenue, Series A-2, AMT,
              6.05%, 12/1/12, Callable 12/1/06 @
              102, FHA/VA ......................       2,027
   4,215    State Board Housing, Single Family
              Housing Revenue, AMT, 4.63%,
              6/1/31, Callable 6/1/08 @ 101,
              FHA/VA ...........................       4,221
     720    State Long Range Building, GO,
              Series C, 5.25%, 8/1/08 ..........         766
     700    State Long Range Building, GO,
              Series C, 5.05%, 8/1/10 ..........         737
     845    State Long Range Building, GO,
              Series C, 5.10%, 8/1/11, Callable
              8/1/10 @ 100 .....................         889
     940    State Long Range Building, GO,
              Series C, 5.25%, 8/1/13, Callable
              8/1/10 @ 100 .....................         987
     495    State Long Range Building, GO,
              Series C, 5.30%, 8/1/14, Callable
              8/1/10 @ 100 .....................         519
   1,180    State Long Range Building, GO,
              Series C, 5.45%, 8/1/17, Callable
              8/1/10 @ 100 .....................       1,238
   2,135    State, GO, Series C, 5.00%, 8/1/08,
              Callable 8/1/05 @ 100 ............       2,201
   2,250    State, GO, Series D, 5.00%, 8/1/09,
              Callable 8/1/05 @ 100 ............       2,315
                                                  ----------
                                                      18,758
                                                  ----------
Nebraska (0.8%):
   3,000    Lancaster County, IDR,
              Archer-Daniels-Midland Co.
              Project, 5.90%, 11/1/07, Callable
              11/1/01 @ 100 ....................       3,062
   2,350    Lancaster County, School District
              #001, GO, 5.25%, 7/15/17, Callable
              1/15/11 @ 100 ....................       2,401
   1,085    Lancaster County, School District
              #001, GO, 5.25%, 7/15/18, Callable
              1/15/11 @ 100 ....................       1,103

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Nebraska, continued:
 $ 1,220    Lancaster County, School District
              #001, GO, 5.25%, 7/15/19, Callable
              1/15/11 @ 100 ....................  $    1,236
   1,600    Lancaster County, School District
              #001, GO, 5.25%, 1/15/21, Callable
              1/15/11 @ 100 ....................       1,612
                                                  ----------
                                                       9,414
                                                  ----------
Nevada (2.2%):
     995    Clark County Housing Finance Corp.,
              Mortgage Revenue, Highland
              Village, 5.80%, 2/1/15, Callable
              2/1/03 @ 100, FHA ................       1,001
   3,005    Clark County Housing Finance Corp.,
              Mortgage Revenue, Highland
              Village, 6.15%, 2/1/24, Callable
              2/1/03 @ 100, FHA ................       3,022
   1,645    Housing Division, Multi-Unit
              Housing, Citivista Project, Series
              A, AMT, 5.45%, 10/1/15, Callable
              10/1/10 @ 100, FNMA ..............       1,650
     620    Housing Division, Single Family
              Mortgage Revenue, Sub-Series B-1,
              AMT, 6.00%, 4/1/10, Callable
              4/1/07 @ 102 .....................         638
     905    Housing Division, Single Family
              Mortgage Revenue, Sub-Series A-1,
              AMT, 5.20%, 4/1/11, Callable
              4/1/08 @ 101.50 ..................         904
   1,800    Housing Division, Single Family
              Mortgage Revenue, Issue C, AMT,
              6.35%, 10/1/13, Callable 4/1/05 @
              102, FHA/VA ......................       1,852
   1,215    Housing Division, Single Family
              Mortgage Revenue, Series C, AMT,
              6.60%, 4/1/14, Callable 4/1/06 @
              102, FHA/VA ......................       1,291
   1,995    Housing Division, Single Family
              Mortgage Revenue, Series A-2, AMT,
              5.20%, 10/1/18, Callable 4/1/09 @
              101, FHA .........................       1,933
     515    Housing Division, Single Family
              Mortgage Revenue, Series B-2, AMT,
              7.90%, 10/1/21, Callable 4/1/01 @
              101, FHA/VA ......................         523
   2,110    Las Vegas, Special Improvement
              District #707, 5.40%, 6/1/14,
              Callable 6/1/08 @ 102, FSA .......       2,177

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Nevada, continued:
 $10,000    Washoe County, Water Facilities
              Revenue, Sierra Pacific Power,
              AMT, 6.65%, 6/1/17, Callable
              12/1/02 @ 102, MBIA ..............  $   10,515
                                                  ----------
                                                      25,506
                                                  ----------
New Hampshire (0.6%):
   7,000    Higher Educational & Health
              Facilities, Frisbie Memorial
              Hospital, 6.13%, 10/1/13, Callable
              10/1/03 @ 102 ....................       6,809
                                                  ----------
New Jersey (0.2%):
   2,630    Environmental Infrastructure Trust,
              Revenue, Series A, 5.00%, 9/1/12,
              Callable 9/1/10 @ 101 ............       2,735
                                                  ----------
New Mexico (1.0%):
   1,000    Educational Assistance Foundation,
              Student Loan Program, Sub-Series
              A-2, AMT, 6.20%, 11/1/08, Callable
              11/1/06 @ 102, GSL ...............       1,030
     600    Educational Assistance Foundation,
              Student Loan Program, Sub-Series
              A-2, AMT, 6.30%, 11/1/09, Callable
              11/1/06 @ 102, GSL ...............         619
     315    Hobbs, Single Family Mortgage
              Revenue, Refunding, 8.75%, 7/1/11,
              Callable 7/1/02 @ 103 ............         342
     990    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 6.05%, 7/1/16, Callable
              7/1/07 @ 102, FNMA/ GNMA/FHLMC ...       1,007
   1,080    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, 6.90%, 7/1/24, Callable
              7/1/02 @ 102 .....................       1,111
     410    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series H,
              AMT, 6.45%, 7/1/25, Callable
              1/1/06 @ 102, GNMA/FNMA ..........         420
   2,740    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 6.00%, 1/1/29, Callable
              1/1/08 @ 102, FNMA/ GNMA/FHLMC ...       2,888

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $ 1,365    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 4.60%, 9/1/29, Callable
              9/1/08 @ 102, FNMA/ GNMA .........  $    1,367
   2,480    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              E-2, AMT, 6.80%, 3/1/31, Callable
              9/1/09 @ 102.50, GNMA/
              FNMA/FHLMC .......................       2,730
                                                  ----------
                                                      11,514
                                                  ----------
New York (1.8%):
   1,055    Amherst, IDA, Civic Facility
              Revenue, 5.13%, 8/1/20, Callable
              11/1/11 @ 102, AMBAC .............       1,052
   1,000    Erie County Tobacco Asset
              Securitization Corp., Tobacco
              Revenue, Series A, 6.00%, 7/15/20,
              Callable 7/15/10 @ 101 ...........       1,014
  14,500    Kiryas Joel Housing Authority,
              Multi-Family Housing Revenue,
              Kiryas Timurim Project, 6.50%,
              7/1/32, Callable 2/1/01 @ 100 ....      14,502
   2,000    State, GO, Series A, 5.25%, 8/1/10,
              Callable 8/1/07 @ 101 ............       2,097
   1,355    State Dormitory Authority, Revenue,
              Canisius College, 5.10%, 7/1/20,
              Callable 7/1/11 @ 101, MBIA ......       1,356
   1,250    State Dormitory Authority, Revenue,
              Montefiore Medical, 5.25%, 8/1/19,
              Callable 8/1/09 @ 101 ............       1,251
                                                  ----------
                                                      21,272
                                                  ----------
North Carolina (0.5%):
   5,200    Durham County, Mulit-Family Housing
              Revenue, Alston Village
              Apartments, AMT, 5.65%, 3/1/34,
              Callable 9/1/10 @ 102, FNMA ......       5,230
     295    Municipal Power Agency #1, Catawba
              Electric Revenue, Series B, 6.00%,
              1/1/20, Callable 1/1/01 @ 100,
              MBIA .............................         295
                                                  ----------
                                                       5,525
                                                  ----------

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
 North Dakota (0.2%):
 $   135    State Housing Finance Agency,
              Housing Finance Program Revenue,
              Series A, AMT, 7.40%, 7/1/15,
              Callable 1/1/05 @ 102 ............  $      140
   1,320    State Housing Finance Agency,
              Housing Finance Program Revenue,
              Series A, AMT, 6.00%, 7/1/17,
              Callable 1/1/07 @ 102 ............       1,381
     425    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series A,
              AMT, 8.38%, 7/1/21, FHA ..........         433
                                                  ----------
                                                       1,954
                                                  ----------
Ohio (4.3%):
   6,000    Akron, Municipal Baseball Stadium,
              Certificates of Participation,
              0.00%, 12/1/16, Callable 12/1/06 @
              102 ..............................       6,092
     825    Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/07, Callable
              6/11/07 @ 97.36, AMBAC ...........         558
     810    Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/08, Callable
              6/11/07 @ 91.99, AMBAC ...........         517
     820    Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/10, Callable
              6/11/07 @ 82.13, AMBAC ...........         468
     815    Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/11, Callable
              6/11/07 @ 77.61, AMBAC ...........         439
     820    Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/13, Callable
              6/11/07 @ 69.29, AMBAC ...........         394
     815    Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/14, Callable
              6/11/07 @ 65.47, AMBAC ...........         370
     820    Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/16, Callable
              6/11/07 @ 58.45, AMBAC ...........         333
     815    Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/17, Callable
              6/11/07 @ 55.23, AMBAC ...........         312
     820    Cleveland, Non Tax Stadium Revenue,
              Series A, 0.00%, 12/1/19, Callable
              6/11/07 @ 49.31, AMBAC ...........         281
     810    Cleveland, Non Tax Stadium Revenue,
              Series B, 0.00%, 12/1/20, Callable
              6/11/07 @ 46.59, AMBAC ...........         262

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   965    Cleveland-Cuyahoga County, Port
              Authority Revenue, Capital
              Improvements Project, Series A,
              5.38%, 5/15/19, Callable 5/15/09 @
              102, LOC: Fifth Third Bank .......  $      857
   1,500    Dayton, Special Facilities Air
              Freight, Revenue, Series E, 6.05%,
              10/1/09 ..........................       1,495
   1,000    Dayton, Special Facilities Air
              Freight, Revenue, Series F, 6.05%,
              10/1/09 ..........................         999
     650    East Liverpool, Hospital Authority,
              Series B, 8.13%, 10/1/11, Callable
              10/1/01 @ 102 ....................         670
   3,000    Franklin County Hospital Revenue,
              6.60%, 5/1/13, Callable 11/1/02 @
              102 ..............................       3,165
   2,470    Franklin County, Multi-Family
              Housing Revenue, Series B, 6.40%,
              11/1/35, Callable 11/1/08 @
              102 ..............................       2,277
   2,110    Housing Finance Agency, Mortgage
              Revenue, Series B, AMT, 4.65%,
              9/1/20, Callable 9/1/08 @ 101,
              GNMA .............................       2,095
   3,255    Housing Finance Agency, Mortgage
              Revenue, Series A-2, AMT, 6.38%,
              3/1/25, Callable 9/1/04 @ 102,
              GNMA .............................       3,385
     430    Lucas County, Mortgage Revenue, Swan
              Creek Apartments Project, Series
              A, 5.35%, 12/20/10, GNMA .........         439
   1,080    Lucas County, Mortgage Revenue, Swan
              Creek Apartments Project, Series
              A, 5.95%, 12/20/21, Callable
              12/20/10 @ 102, GNMA .............       1,105
   5,250    Mahoning Valley, District Water
              Revenue, 7.75%, 5/15/14, Callable
              5/15/04 @ 102 ....................       5,904
   4,500    Montgomery County, Hospital Revenue,
              Kettering Medical Center, 5.63%,
              4/1/16, Callable 4/1/06 @ 102,
              MBIA .............................       4,684
   1,000    Nordonia Hills City School District,
              GO, 5.45%, 12/1/25 Callable
              12/1/10 @101, AMBAC ..............       1,025
   2,535    Ohio Capital Corp., Housing Mortgage
              Revenue, Fish Creek Plaza, Series
              A, 6.00%, 8/1/24, Callable 8/1/03
              @ 100 ............................       2,552

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    State Mortgage, Revenue, 6.20%,
              8/1/17, Callable 8/1/06 @ 102,
              FHA ..............................  $    1,075
   2,125    Toledo, Lucas County Port Authority,
              Development Revenue, Series A,
              AMT, 5.90%, 5/15/10 ..............       2,172
   1,260    Toledo, Lucas County Port Authority,
              Development Revenue, Northwest
              Ohio, Series A, 5.40%, 5/15/19,
              Callable 5/15/09 @ 102 ...........       1,069
   1,390    Toledo, Lucas County Port Authority,
              Development Revenue, Northwest
              Ohio, Series E, AMT, 6.10%,
              11/15/10 .........................       1,391
   1,000    Toledo, Lucas County Port Authority,
              Development Revenue, Series F,
              AMT, 6.00%, 11/15/07 .............       1,006
   3,415    Water Development Authority, Solid
              Waste Disposal Revenue, AMT, 6.45%
              9/1/20, Callable 9/1/05 @ 102 ....       3,445
                                                  ----------
                                                      50,836
                                                  ----------
Oklahoma (1.4%):
   4,875    Canadian County Home Finance
              Authority, Single Family Mortgage
              Revenue, Series A, 5.90%, 9/1/32,
              Callable 9/1/10 @ 104, GNMA ......       5,275
   2,441    Canadian County Partners Trust,
              5.10%, 8/1/23 ....................       2,480
   1,000    Development Finance Authority,
              Oklahoma University, Series A,
              5.45%, 7/1/10, Callable 7/1/05 @
              101, FSA .........................       1,048
   2,000    Housing Finance Agency, Multi-Family
              Housing Revenue, Series A-3,
              5.50%, 11/1/25, Callable 5/1/05 @
              100, FNMA ........................       2,056
   5,750    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-1, 0.00%, 3/1/29, Callable
              9/1/08 @ 33.37 ...................       1,070
   2,400    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Homeownership Loan Program, Series
              A, 7.05%, 9/1/26, Callable 9/1/06
              @ 105, GNMA ......................       2,587

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Oklahoma, continued:
 $ 2,255    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Homeownership Loan Program, Series
              B-2, AMT, 7.63%, 9/1/26, Callable
              3/1/06 @ 105 .....................  $    2,446
                                                  ----------
                                                      16,962
                                                  ----------
Oregon (3.0%):
   2,215    Clackamas County, School District
              #62, Oregon City, GO, Series C,
              5.50%, 6/15/10 ...................       2,399
   2,395    Clackamas County, School District
              #62, Oregon City, GO, Series C,
              6.00%, 6/15/11, Callable 6/15/10 @
              100 ..............................       2,682
   3,520    Clackamas County, School District
              #62, Oregon City, GO, Series C,
              6.00%, 6/15/12, Callable 6/15/10 @
              100 ..............................       3,919
   3,920    Clackamas County, School District
              #62, Oregon City, GO, Series C,
              6.00%, 6/15/13, Callable 6/15/10 @
              100 ..............................       4,342
   1,610    Lane & Douglas Counties, School
              District #045J3, South Lane School
              District, GO, 6.00%, 6/15/13,
              Callable 6/15/10 @ 100 ...........       1,775
   1,375    Lane & Douglas Counties, School
              District #045J3, South Lane School
              District, GO, 6.00%, 6/15/17,
              Callable 6/15/10 @ 100 ...........       1,499
   1,525    Lane & Douglas Counties, School
              District #045J3, South Lane School
              District, GO, 6.00%, 6/15/18,
              Callable 6/15/10 @ 100 ...........       1,660
   1,870    Lane & Douglas Counties, School
              District #045J3, South Lane School
              District, GO, 6.00%, 6/15/20,
              Callable 6/15/10 @ 100 ...........       2,031
   2,170    Marion County, Housing Authority,
              Revenue, Elliott Residence, AMT,
              7.50%, 10/20/37, Callable 10/20/06
              @ 105, GNMA ......................       2,441
   5,000    Port Morrow, PCR, Portland General
              Electric Co., Series A, 4.60%,
              5/1/33 ...........................       4,939
   1,545    Portland Housing Authority, Multi-
              Family Housing Revenue, Berry
              Ridge Project, AMT, 6.13%, 5/1/17,
              Callable 5/1/07 @ 100, LOC: U.S.
              National Bank of Oregon ..........       1,587

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $ 1,000    Portland Housing Authority, Multi-
              Family Housing Revenue, Berry
              Ridge Project, AMT, 6.30%, 5/1/29,
              Callable 5/1/07 @ 100, LOC: U.S.
              National Bank of Oregon ..........  $    1,026
   1,825    State Economic Community
              Development, Series A, 5.50%,
              1/1/13, Callable 1/1/08 @ 102,
              MBIA .............................       1,937
   1,740    State Economic Community
              Development, Series A, 5.50%,
              1/1/14, Callable 1/1/08 @ 102,
              MBIA .............................       1,838
   1,200    Washington County, Housing
              Authority, Multi-Family Housing
              Revenue, Tualatin Meadows Project,
              AMT, 5.13%, 11/1/09, FNMA ........       1,214
                                                  ----------
                                                      35,289
                                                  ----------
Pennsylvania (0.8%):
   1,280    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              47, AMT, 6.75%, 10/1/08 ..........       1,455
   1,365    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              47, AMT, 6.75%, 10/1/09 ..........       1,566
   1,455    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              47, AMT, 6.75%, 10/1/10 ..........       1,682
   1,000    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              62A, AMT, 5.50%, 10/1/22, Callable
              6/4/08 @ 101.50 ..................         997
     705    Pittsburgh, Urban Redevelopment
              Authority, Multi-Family Housing
              Revenue, Sidney Square Project,
              Series A, AMT, 6.10%, 9/1/10,
              Callable 9/1/06 @ 102, GNMA ......         733
   3,415    Pittsburgh, Urban Redevelopment,
              Revenue, Series A, AMT, 5.15%,
              4/1/21, Callable 4/1/09 @ 100 ....       3,422
                                                  ----------
                                                       9,855
                                                  ----------
Puerto Rico (0.1%):
   1,000    Commonwealth Public Improvement, GO,
              5.25%, 7/1/18 ....................       1,060
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Rhode Island (0.5%):
 $ 3,195    Housing & Mortgage Finance Corp.,
              Multi-Family Housing Revenue,
              Rental Housing Program, Series B,
              7.95%, 10/1/20, Callable 10/1/01 @
              100 ..............................  $    3,235
     500    Housing & Mortgage Finance Corp.,
              Single Family Housing Revenue,
              Homeownership Opportunity, Series
              15-B, 6.00%, 10/1/04, Callable
              4/1/04 @ 102, MBIA ...............         515
   2,630    Housing & Mortgage Finance Corp.,
              Single Family Housing Revenue,
              Homeownership Opportunity, Series
              21-C, AMT, 6.15%, 4/1/17, Callable
              10/1/06 @ 102 ....................       2,687
                                                  ----------
                                                       6,437
                                                  ----------
South Carolina (0.1%):
     610    Resource Authority, Local Government
              Program Revenue, Series A, 7.25%,
              6/1/20, Callable 6/1/01 @
              101.50 ...........................         623
                                                  ----------
South Dakota (0.4%):
   4,750    Education Loans, Inc., Student Loan
              Revenue, Series 1K, AMT, 5.60%,
              6/1/20, Callable 6/1/08 @ 102,
              GSL ..............................       4,785
                                                  ----------
Tennessee (1.3%):
     910    Bristol, Industrial Development
              Board, Multi-Family Housing
              Revenue, Shelby Heights Apartments
              Project, Series 97, 6.10%, 3/1/12,
              Callable 3/1/07 @ 101 ............         941
   1,750    Housing Development Agency, Single
              Family Housing Revenue,
              Homeownership Program, Series 3,
              AMT, 5.30%, 7/1/10, Callable
              1/1/09 @ 101 .....................       1,810
   1,975    Housing Development Agency, Single
              Family Housing Revenue,
              Homeownership Program, Series T,
              AMT, 7.38%, 7/1/23, Callable
              7/1/01 @ 102 .....................       2,013
     665    La Follette, Housing Development
              Corp., Multi-Family Housing
              Revenue, Refunding, Series A,
              6.25%, 1/1/16, Callable 7/1/05 @
              102, MBIA ........................         695

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
 $   380    La Follette, Housing Development
              Corp., Multi-Family Housing
              Revenue, Refunding, Series A,
              6.38%, 1/1/20, Callable 7/1/05 @
              102, MBIA ........................  $      399
   4,975    Memphis Health & Housing Facility
              Board, Multi-Family Housing
              Revenue, Lemoyne Gardens Family
              Project, AMT, 5.00%, 11/1/03,
              Callable 1/1/03 @ 100 ............       4,995
   1,439    Memphis, Health, Educational &
              Housing, Multi-Family Housing
              Revenue, Refunding, 7.38%,
              1/20/27, Callable 1/20/02 @ 103,
              GNMA .............................       1,512
   2,750    Shelby County, Health, Educational &
              Housing Facility Board, Hospital
              Revenue, 6.00%, 7/1/33, Callable
              1/1/11 @ 102 .....................       2,828
                                                  ----------
                                                      15,193
                                                  ----------
Texas (8.0%):
     890    Beaumont, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Refunding, 9.20%, 3/1/12, Callable
              9/1/01 @ 103 .....................         972
   1,765    Bexar County, Housing Finance Corp.,
              Residential Revenue, Capital
              Appreciation, GO, 0.00%, 3/1/15,
              Callable 9/1/03 @ 49.36 ..........         749
   3,195    Central Texas Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Mortgage Program, AMT, 8.20%,
              4/1/22, GNMA .....................       3,451
     645    Dallas County, Housing Finance
              Corp., Single Family Mortgage
              Revenue, 0.00%, 1/1/17, FGIC .....         134
     333    El Paso, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Refunding, Series A, 8.75%,
              10/1/11, Callable 4/1/01 @ 103,
              FHA/VA ...........................         346
   4,000    El Paso, Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/08 @ 80.49 .........       2,198
   3,650    Fort Bend County Industrial
              Development Corp., PCR, Frito Lay,
              Inc. Project, 4.65%, 10/1/11,
              ETM ..............................       3,634

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,680    Fort Worth, Housing Finance Corp.,
              Home Mortgage Revenue, Refunding,
              Series A, 8.50%, 10/1/11, Callable
              10/1/01 @ 103 ....................  $    1,746
   2,420    Galveston County Housing Finance
              Corp., Single Family Mortgage
              Revenue, Series A, AMT, 6.00%,
              12/1/32, Callable 12/1/10 @ 104,
              GNMA/FNMA ........................       2,535
     725    Galveston, Property Finance
              Authority, Single Family Mortgage
              Revenue Refunding, Series A,
              8.50%, 9/1/11, Callable 9/1/01 @
              103 ..............................         784
     500    Grand Prairie Housing Finance Corp.,
              Multi-Family Housing Revenue,
              Landings of Carrier Project,
              Series A, 6.65%, 9/20/22, Callable
              9/20/10 @ 105, GNMA ..............         538
   4,885    Harris County, Hospital District
              Revenue, 5.75%, 2/15/11, Callable
              8/15/10 @ 100, MBIA ..............       5,276
   3,345    Harris County, Sports Authority,
              Special Revenue, Series B, 0.00%,
              11/15/11, Callable 11/15/08 @
              85.80 ............................       1,941
   4,950    Harris County, Sports Authority,
              Special Revenue, Series B, 0.00%,
              11/15/14, Callable 11/15/08 @
              72.72 ............................       2,384
   5,000    Harris County, Sports Authority,
              Special Revenue, Series B, 0.00%,
              11/15/17, Callable 11/15/08 @
              61.64, MBIA ......................       2,014
   9,270    Houston, Certificates of Obligation,
              0.00%, 9/1/10, Callable 9/1/01 @
              58.74 ............................       5,259
     810    Houston, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Series B-1, 8.00%, 6/1/14,
              Callable 12/1/06 @ 102 ...........         879
   2,365    Houston, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Refunding, Series B-2, 0.00%,
              6/1/14, Callable 12/1/06 @ 58 ....         882
   1,880    Keller, Independent School District,
              Capital Appreciation, GO, 0.00%,
              8/15/08 ..........................       1,264
   1,750    Keller, Independent School District,
              Capital Appreciation, GO, 0.00%,
              8/15/10 ..........................       1,120

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $   385    Laredo, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 6.20%, 10/1/19, Callable
              4/1/04 @ 103, FNMA/GNMA ..........  $      395
   6,955    Leander, Independent School
              District, GO, 0.00%, 8/15/15,
              Callable 8/15/09 @ 69.73, PSFG ...       3,088
   6,955    Leander, Independent School
              District, GO, 0.00%, 8/15/16,
              Callable 8/15/09 @ 65.22, PSFG ...       2,876
   8,650    Lubbock, Housing Finance Corp.,
              Single Family Housing Revenue,
              Series A, 6.70%, 10/1/30, Callable
              10/1/09 @ 105 FNMA ...............       9,312
  10,000    Nueces County, Port Corpus Christi
              Authority, PCR, AMT, 6.88%,
              4/1/17, Callable 4/1/02 @ 102 ....      10,112
   6,630    Richardson, Independent School
              District, GO, Series A, 0.00%,
              2/15/06 ..........................       5,275
   2,580    Richardson, Independent School
              District, GO, Series A, 0.00%,
              2/15/07 ..........................       1,958
   6,670    South Plains, Housing Finance Corp.,
              Single Family Housing Revenue,
              Series C, 7.30%, 9/1/31, Callable
              9/1/10 @ 105, FNMA/GNMA ..........       7,778
   1,555    Southeast, Housing Finance Corp.,
              Residual Revenue, Series A, 0.00%,
              11/1/14, Prerefunded 5/1/05 @
              56.09, ETM .......................         719
  10,020    Southeast, Housing Finance Corp.,
              Residual Revenue, Series A, 0.00%,
              9/1/17, Callable 3/1/10 @
              68.57 ............................       4,252
     510    State Department Housing & Community
              Affairs, Multi-Family Housing
              Revenue, Harbors & Plumtree,
              Series A, 5.90%, 7/1/06 ..........         524
   1,500    State Department Housing & Community
              Affairs, Multi-Family Housing
              Revenue, NHP Foundation - Asmara
              Project, Series A, 6.30%, 1/1/16,
              Callable 1/1/07 @ 102 ............       1,549
   2,465    State Department Housing & Community
              Affairs, Single Family Housing
              Revenue, Series A, AMT, 5.25%,
              7/1/18, Callable 1/1/09 @ 101,
              GNMA/FNMA ........................       2,399

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 4,935    State Department Housing & Community
              Affairs, Single Family Housing
              Revenue, Refunding, Series A,
              0.00%, 3/1/15, Callable 9/1/04 @
              49.53 ............................  $    1,910
   2,000    Tyler Health Facilities Development
              Corp., Hospital Revenue, East
              Texas Center, Series D, 5.38%,
              11/1/27, Callable 2/16/09 @ 102,
              FSA ..............................       1,992
     260    Winter Garden Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 6.20%, 10/1/19, Callable
              4/1/04 @ 103, FNMA/GNMA ..........         261
                                                  ----------
                                                      92,506
                                                  ----------
Utah (0.8%):
   2,950    Intermountain Power Agency, Power
              Supply Revenue, Series B, 5.38%,
              7/1/08, Callable 7/1/03 @ 102 ....       3,050
   1,000    Intermountain Power Agency, Power
              Supply Revenue, Series B, 6.00%,
              7/1/12, Callable 7/1/02 @ 102 ....       1,036
     830    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 5.95%, 7/1/09, Callable
              1/1/07 @ 102, FHA/VA .............         837
   1,575    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              A-1, 6.00%, 7/1/14, Callable
              1/1/07 @ 102, FHA ................       1,655
     830    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B-2, AMT, 6.25%, 7/1/14, Callable
              1/1/07 @ 102, FHA/VA .............         884
   1,375    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series F,
              6.30%, 7/1/21, Callable 7/1/09 @
              101.50 ...........................       1,456
                                                  ----------
                                                       8,918
                                                  ----------
Vermont (0.2%):
   2,585    Housing Finance Agency, Single
              Family Housing Revenue, Series A,
              7.85%, 12/1/29, Callable 6/1/01 @
              100, FHA/VA ......................       2,627
                                                  ----------

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Virginia (1.0%):
 $ 1,065    Alexandria, Redevelopment & Housing
              Authority, Multi-Family Housing
              Revenue, Buckingham Village
              Apartments, 5.45%, 7/1/18,
              Callable 1/1/06 @ 102 ............  $    1,014
   2,250    Arlington County, IDA, Multi-Family
              Housing Revenue, Patrick Henry
              Apartments Project, AMT, 6.05%
              11/1/32, Callable 5/1/10 @ 100,
              FNMA .............................       2,326
   2,800    Loudoun County, Sanitation
              Authority, Water & Sewer Revenue,
              Refunding, 6.25%, 1/1/16, Callable
              1/1/03 @ 102, FGIC ...............       2,968
   2,360    Suffolk, Redevelopment & Housing
              Authority, Multi-Family Housing
              Revenue, Residential
              Rental - Brooke Ridge, 5.25%,
              10/1/18, Callable 10/1/09 @ 102,
              ACA ..............................       2,242
   3,690    Suffolk, Redevelopment & Housing
              Authority, Multi-Family Housing
              Revenue, Oxford Apartments
              Project, 6.10%, 4/1/26, Callable
              10/1/08 @ 101 ....................       3,401
                                                  ----------
                                                      11,951
                                                  ----------
Washington (4.9%):
   1,500    Bellevue Convention Center
              Authority, Special Obligation
              Revenue, Series B, 0.00%,
              12/1/19 ..........................         551
   2,000    Chelan Public Utilities, Series D,
              AMT, 6.35%, 7/1/28, Callable
              7/1/07 @ 102, MBIA ...............       2,157
   1,900    Housing Finance Community, Non-
              Profit Housing Revenue,
              Presbyterian Ministries, Series A,
              5.45%, 1/1/29, Callable 1/1/09 @
              102, ACA .........................       1,759
   2,530    King County, Housing Authority,
              Multi-Family Housing Revenue,
              Heritage Park Project, 5.50%,
              10/1/29, Callable 10/1/09 @ 100,
              ACA ..............................       2,341
   2,000    King County, School District #411,
              Issaquah, GO, 6.25%, 12/1/12,
              Callable 6/1/10 @ 100 ............       2,251
   1,500    King County, School District #411,
              Issaquah, GO, 6.25%, 12/1/13,
              Callable 6/1/10 @ 100 ............       1,680

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 5,265    Pierce County, Housing Authority,
              Multi-Family Housing Revenue,
              5.65%, 12/1/18, Callable 12/1/08 @
              100, ACA .........................  $    5,172
   6,970    Pierce County, Housing Authority,
              Multi-Family Housing Revenue,
              5.80%, 12/1/23, Callable 12/1/08 @
              100, ACA .........................       6,883
   1,700    Quinault Indian Nation, Revenue,
              5.85%, 12/1/12, Callable 12/1/01 @
              100, ACA .........................       1,700
   5,395    Seattle Light & Power, Revenue,
              Series A, 5.75%, 8/1/08, Callable
              8/1/02 @ 102 .....................       5,606
     935    Spokane, Housing Authority, Multi-
              Family Housing Revenue, Valley 206
              Apartments, Junior Lien B, 5.75%,
              4/1/28, LOC: Washington Trust
              Bank .............................         851
   1,025    Spokane, Housing Authority, Multi-
              Family Housing Revenue, Valley 206
              Apartments, Senior Lien A, 5.40%,
              4/1/18, Callable 4/1/08 @ 100 ....         953
   2,600    Spokane, Housing Authority, Multi-
              Family Housing Revenue, Valley 206
              Apartments, Senior Lien A, 5.63%,
              4/1/28, Callable 4/1/08 @ 100 ....       2,326
   2,315    State Housing Finance Community,
              Multi-Family Housing Revenue, AMT,
              7.00%, 1/1/26, Callable 1/1/11 @
              105, GNMA ........................       2,593
   2,505    State Housing Finance Community,
              Single Family Housing Program,
              Series 2-A, AMT, 5.38%, 12/1/18,
              Callable 6/1/08 @ 101, FNMA/
              GNMA .............................       2,477
   2,500    State Public Power Supply System,
              Nuclear Project #2, Revenue,
              Series A, 5.00%, 7/1/12, Callable
              7/1/08 @ 102 .....................       2,535
   4,000    State Public Power Supply System,
              Nuclear Project #2, Revenue,
              Series A, 6.30%, 7/1/12 ..........       4,557
   2,750    State Public Power Supply System,
              Nuclear Project #2, Revenue
              Refunding, Series B, 5.63%,
              7/1/12, Callable 7/1/03 @ 102, FSA
               .................................       2,856

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 3,400    State Public Power Supply System,
              Nuclear Project #3, Revenue,
              Series A, 5.50%, 7/1/07, Callable
              7/1/06 @ 102, AMBAC ..............  $    3,617
   2,895    Tacoma Electric Systems, Revenue,
              5.63%, 1/1/16, Callable 1/1/09 @
              101 ..............................       3,045
   2,000    Vancouver, Housing Authority, Multi-
              Family Housing Revenue, Pooled
              Housing, Series A, 5.40%, 3/1/18,
              Callable 3/1/08 @ 100 ............       1,921
                                                  ----------
                                                      57,831
                                                  ----------
West Virginia (1.3%):
   1,595    Charleston, Community Parking
              Facilities Revenue, Sub-C, 0.00%,
              12/1/21 ..........................         431
   1,630    Charleston, Community Parking
              Facilities Revenue, Sub-C, 0.00%,
              12/1/22 ..........................         412
   1,665    Charleston, Community Parking
              Facilities Revenue, Sub-C, 0.00%,
              12/1/23 ..........................         394
   2,925    Charleston, Community Parking
              Facilities Revenue, Sub-C, 0.00%,
              12/1/26 ..........................         569
   2,600    Monongalia County, Series A, 6.00%,
              11/15/27, Callable 11/15/02 @
              102 ..............................       2,116
   2,000    School Building Authority, Revenue,
              Capital Improvements, 6.00%,
              7/1/08, Callable 7/1/07 @ 102,
              AMBAC ............................       2,210
   2,730    State Housing Development Fund,
              Housing Finance Revenue, Series A,
              6.95%, 11/1/16, Callable 5/1/02
              @ 103 ............................       2,856
     635    State Housing Development Fund,
              Housing Finance Revenue, Series B,
              AMT, 7.20%, 11/1/20, Callable
              5/1/02 @ 102, FHA/VA .............         654
   5,000    State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101 .....................       5,415
                                                  ----------
                                                      15,057
                                                  ----------
Wisconsin (0.5%):
   1,070    Hortonville, School District, GO,
              5.25%, 4/1/18, Callable 4/1/08 @
              100, AMBAC .......................       1,081

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Wisconsin, continued:
 $ 5,000    Housing & Economic Development
              Authority, Single Family Housing
              Revenue, Homeownership, Series D,
              5.40%, 9/1/18, Callable 7/1/08 @
              101 ..............................  $    4,991
                                                  ----------
                                                       6,072
                                                  ----------
Wyoming (0.0%):
     500    Community Development Authority,
              Single Family Mortgage Revenue,
              Series E, 5.70%, 6/1/13, Callable
              12/1/03 @ 102, FHA ...............         513
                                                  ----------
  Total Municipal Bonds                            1,125,304
                                                  ----------
WEEKLY DEMAND NOTES (2.3%):
Georgia (0.5%):
   4,200    State, GO, 6.56%, 2/9/10, Callable
              11/1/09 @ 102* (b) ...............       5,111
   1,000    State, GO, 6.56%, 4/6/13, Callable
              11/1/09 @ 102* (b) ...............       1,179
                                                  ----------
                                                       6,290
                                                  ----------
Illinois (0.4%):
   4,355    Lakemoor Multi-Family Housing
              Revenue, Series A, 5.51%,
              12/1/20* .........................       4,355
                                                  ----------
New Jersey (0.5%):
   2,500    State Turnpike Authority, Revenue,
              Series R-19, 4.05%, 1/1/13,
              MBIA* ............................       3,162
   2,500    State Turnpike Authority, Revenue,
              Series R-19, 4.05%, 1/1/14,
              MBIA* ............................       3,177
                                                  ----------
                                                       6,339
                                                  ----------
Puerto Rico (0.9%):
   3,460    Childrens Trust Fund, Tobacco
              Settlement Revenue, Series 149,
              6.98%, 7/1/08* ...................       3,931
   5,000    Municipal Finance Agency, GO, Series
              R-17, 7.06%, 8/1/12, Callable
              8/1/09 @ 101* ....................       6,120
                                                  ----------
                                                      10,051
                                                  ----------
  Total Weekly Demand Notes                           27,035
                                                  ----------
MONTHLY DEMAND NOTES (1.5%):
District of Columbia (0.2%):
   2,590    Housing Finance Agency, Single
              Family Mortgage Revenue, 6.12%,
              12/1/33* .........................       2,590
                                                  ----------

Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
MONTHLY DEMAND NOTES, CONTINUED:
 Florida (0.0%):
 $   460    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Series A, 5.98%, 10/1/29,
              Mandatory Put 4/25/01 @ 100* .....  $      460
                                                  ----------
New York (0.7%):
   6,200    New York, GO, 6.83%, 8/13/09,
              Callable 8/1/03 @ 103* ...........       6,665
                                                  ----------
Texas (0.2%):
   2,591    El Paso Housing Finance Corp.,
              Mortgage Revenue, AMT, 5.96%,
              5/1/01* ..........................       2,591
                                                  ----------
Utah (0.4%):
   5,000    Intermountain Power Agency, Power
              Supply Revenue, Series B, 6.00%,
              7/1/11, Callable 7/1/02 @ 102* ...       5,250
                                                  ----------
  Total Monthly Demand Notes                          17,556
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
INVESTMENT COMPANIES (0.6%):
     310    Blackrock Investment Quality
              Municipal Fund ...................  $    4,020
     200    Blackrock Municipal Target Fund ....       1,975
     100    Nuveen Premium Income Municipal
              Fund .............................       1,294
       9    Provident Municipal Cash Money
              Market Fund, Tax-Free Money
              Market ...........................           9
                                                  ----------
  Total Investment Companies                           7,298
                                                  ----------
Total (Cost $1,153,940)(a)                        $1,177,193
                                                  ==========

------------

Percentages indicated are based on net assets of $1,175,419.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $31,828
                   Unrealized depreciation......................   (8,575)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $23,253
                                                                  =======

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $9,013 or 0.77% of net assets.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2000.

See notes to financial statements.

One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (98.2%):
Arizona (98.2%):
 $1,175     Apache County, Public Finance Corp.,
              Certificates of Participation,
              5.25%, 5/1/04, Callable 5/1/01 @
              101.50 ............................  $  1,174
    500     Apache County, Public Finance Corp.,
              Certificates of Participation,
              5.50%, 5/1/10, Callable 5/1/01 @
              101.50 ............................       510
  1,000     Arizona State University, Revenue,
              6.90%, 7/1/04, Callable 7/1/02 @
              101, AMBAC ........................     1,048
  1,950     Arizona State University, Revenue,
              Series A, 5.85%, 7/1/08, Callable
              7/1/02 @ 101 ......................     2,013
  1,820     Arizona State University, Revenue,
              Series A, 5.90%, 7/1/09, Callable
              7/1/02 @ 101 ......................     1,880
    725     Casa Grande, Excise Tax Revenue,
              5.90%, 4/1/09, Callable 4/1/04 @
              100, FGIC .........................       757
  1,460     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project, Series A, 5.20%,
              11/1/03 ...........................     1,501
  4,000     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project, Series A, 5.40%,
              11/1/05 ...........................     4,207
  4,250     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project, Series A, 5.40%,
              11/1/06 ...........................     4,509
  2,875     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project, 4.75%, 11/1/07,
              Callable 5/1/04 @ 102, MBIA .......     2,941
  5,000     Chandler, Capital Appreciation, GO,
              0.00%, 7/1/07, FGIC ...............     3,762
  2,400     Coconino County, Arizona Unified
              School District #001, Flagstaff,
              GO, 5.50%, 7/1/08, Callable 7/1/05
              @ 101, AMBAC ......................     2,541
  1,000     East Valley Institute of Technology,
              District #401, GO, Project of 1994,
              Series B, 6.00%, 7/1/05, AMBAC ....     1,074
  1,000     Gilbert Improvement District #011,
              7.60%, 1/1/04, Callable 1/1/01 @
              101.50, FGIC ......................     1,027

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $4,000     Glendale Unified School District
              #205, GO, Projects of 1993, Series
              A, 5.30%, 7/1/07, Callable 7/1/03 @
              101 ...............................  $  4,135
  2,900     Glendale Unified School District
              #205, GO, Projects of 1993, Series
              B, 5.45%, 7/1/09, Callable 7/1/05 @
              101, FGIC .........................     3,059
  1,235     Greater Arizona Development
              Authority, Infrastructure Revenue,
              Series A, 5.60%, 8/1/07, MBIA .....     1,304
  1,600     Greenlee County, IDA, PCR, Phelps
              Dodge Corp. Project, 5.45%, 6/1/09,
              Callable 6/1/04 @ 102 .............     1,586
  1,500     Maricopa County, IDA, 6.38%, 6/15/30,
              Callable 6/1/07 @ 102, ACA ........     1,537
    500     Maricopa County, IDA, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers Project,
              6.20%, 11/1/11, ETM ...............       507
  2,950     Maricopa County, IDA, Single Family
              Mortgage Revenue, Capital
              Appreciation, Series 83A, 0.00%,
              12/31/14, ETM .....................     1,477
  1,000     Maricopa County, IDA, Single Family
              Mortgage Revenue, Mortgage Backed
              Securities, Series B-2, AMT, 5.75%,
              1/1/13, Callable 1/1/10 @ 101.50,
              FNMA/GNMA .........................     1,050
  1,000     Maricopa County, School District
              #001, Phoenix Elementary, GO,
              5.50%, 7/1/10, Callable 7/1/07 @
              101, MBIA .........................     1,071
  1,000     Maricopa County, School District
              #003, Tempe Elementary, Project of
              1997, Series E, GO, 5.40%, 7/1/13,
              FGIC ..............................     1,056
  1,155     Maricopa County, School District
              #004, Mesa University, Project of
              1995, Series E, GO, 5.13%, 7/1/07,
              FSA ...............................     1,212
    970     Maricopa County, School District
              #008, Osborn, Series A, 5.88%,
              7/1/14, Prerefunded 7/1/06 @ 101,
              FGIC ..............................     1,057
    530     Maricopa County, School District
              #008, Osborn, Series A, 5.88%,
              7/1/14, Callable 7/1/06 @ 101,
              FGIC ..............................       565
    920     Maricopa County, School District
              #009, Wickenburg, Projects of 1997,
              GO, 5.50%, 7/1/13, Callable 7/1/07
              @ 100, AMBAC ......................       963

Continued

One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,500     Maricopa County, School District
              #011, Peoria, Projects of 1996,
              Series D, GO, 5.25%, 7/1/13,
              Callable 7/1/09 @ 101, FGIC .......  $  1,564
  2,000     Maricopa County, School District
              #028, Kyrene Elementary, Capital
              Appreciation, Series C, GO, 0.00%,
              1/1/11, FGIC ......................     1,255
    785     Maricopa County, School District
              #038, Madison Elementary, 5.80%,
              7/1/15, Callable 7/1/06 @ 101,
              MBIA ..............................       832
  1,215     Maricopa County, School District
              #038, Madison Elementary, 5.80%,
              7/1/15, Prerefunded 7/1/06 @ 101,
              MBIA ..............................     1,322
  1,015     Maricopa County, School District
              #038, Madison Elementary, GO,
              5.30%, 7/1/08, Callable 7/1/03 @
              101, AMBAC ........................     1,049
  1,000     Maricopa County, School District
              #048, Scottsdale, Series B, GO,
              6.30%, 7/1/04 .....................     1,070
  3,100     Maricopa County, School District
              #069, Paradise Valley, GO, 5.80%,
              7/1/09, AMBAC .....................     3,406
  1,000     Maricopa County, School District
              #069, Paradise Valley, GO, 6.35%,
              7/1/10, MBIA ......................     1,149
  1,000     Maricopa County, School District
              #080, Chandler, GO, 5.80%, 7/1/08,
              Callable 7/1/05 @ 101, FGIC .......     1,076
  2,000     Maricopa County, School District
              #210, Project of 1995, Series B,
              GO, 5.38%, 7/1/13 .................     2,079
  1,000     Mesa, 5.00%, 7/1/17, Callable 7/1/09
              @ 100, FGIC .......................     1,007
  2,000     Mesa, GO, 5.75%, 7/1/14, FGIC .......     2,157
  2,500     Mesa, IDA, Revenue, Series A, 5.63%,
              1/1/29 ............................     2,583
  2,250     Mesa, Street and Highway Revenue,
              Series A, 5.30%, 7/1/17, FSA ......     2,308
  2,000     Mesa, Utility System Revenue, 5.38%,
              7/1/12, Callable 7/1/05 @ 101,
              FGIC...............................     2,083
  1,000     Mesa, Utility System Revenue, 5.38%,
              7/1/15, Callable 7/1/07 @ 101,
              FGIC...............................     1,037
  1,205     Mohave County, Elementary School
              District #016, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA .......     1,266

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,200     Mohave County, School District #001,
              Lake Havasu, GO, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC ......  $  1,236
  2,050     Navajo County, School District #010,
              Series A, GO, 5.13%, 7/1/12,
              Callable 7/1/07 @ 101, FGIC .......     2,104
  1,215     Northern Arizona University, Revenue,
              Series A, 5.60%, 6/1/05, Callable
              6/1/02 @ 102, AMBAC ...............     1,261
  2,750     Northern Arizona University, Revenue,
              6.40%, 6/1/07, Callable 6/1/02 @
              101, FGIC .........................     2,857
  1,000     Oro Valley Municipal Property Corp.,
              Municipal Water System Revenue,
              Canada Hills, 5.45%, 7/1/14,
              Callable 7/1/08 @ 101, MBIA .......     1,051
  1,000     Peoria, 5.00%, 4/1/20, Callable
              4/1/09 @ 100, FGIC ................       997
    850     Peoria, GO, 5.40%, 4/1/14, FGIC .....       888
  2,000     Phoenix Civic Improvement Corp.,
              Series B, 6.00%, 7/1/08, Callable
              7/1/04 @ 102 ......................     2,143
  2,000     Phoenix Civic Improvement Corp.,
              Water System Revenue, 5.63%,
              7/1/09, Callable 7/1/06 @ 100 .....     2,142
  2,000     Phoenix, Street & Highway User
              Revenue, 6.50%, 7/1/09, ETM .......     2,244
  2,500     Phoenix, Street & Highway User
              Revenue, Capital Appreciation,
              Series A, 0.00%, 7/1/12, FGIC .....     1,447
  1,000     Phoenix, GO, Series A, 5.40%,
              7/1/07 ............................     1,067
  2,450     Phoenix, GO, 6.38%, 7/1/13, Callable
              7/1/02 @ 102 ......................     2,568
  1,000     Phoenix, GO, Series 99, 4.75%,
              7/1/19, Callable 7/1/09 @ 101 .....       971
  2,300     Phoenix, GO, 5.38%, 7/1/25 ..........     2,345
    985     Phoenix, IDA, Single Family Mortgage
              Revenue, Series A, AMT, 5.35%,
              6/1/20, Callable 12/1/07 @ 101.50,
              GNMA/FNMA/FHLMC ...................       960
  1,000     Pima County, Arizona College
              District, Certificates of
              Participation, Series B, 6.00%,
              7/1/07, Callable 7/1/01 @ 101,
              AMBAC .............................     1,019
    725     Pima County, GO, 5.60%, 7/1/07,
              Callable 7/1/03 @ 101 .............       755
    555     Pima County, GO, 6.20%, 7/1/08,
              Callable 7/1/02 @ 101 .............       575

Continued

One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Pima County, GO, 5.00%, 7/1/13,
              Callable 7/1/08 @ 101 .............  $  1,025
  1,500     Pima County, IDA, Health Partners,
              Series A, 5.30%, 4/1/07, MBIA .....     1,580
    835     Pima County, IDA, Single Family
              Mortgage Revenue, Series A, 6.40%,
              8/1/11, Callable 8/1/05 @ 102 .....       860
    130     Pima County, IDA, Single Family
              Mortgage Revenue, Series A, 7.63%,
              2/1/12, Callable 2/1/01 @ 101,
              FHA ...............................       131
    815     Pima County, IDA, Single Family
              Mortgage Revenue, Series B, AMT,
              6.15%, 11/1/23, Callable 5/1/07 @
              103.38, GNMA/FNMA/FHLMC ...........       883
  2,060     Pima County, Sewer Revenue, 6.75%,
              7/1/15, Callable 7/1/01 @ 101,
              FGIC ..............................     2,105
  1,000     Pima County, Unified School District
              #001, Tucson, 5.88%, 7/1/14,
              FGIC ..............................     1,047
  2,000     Pima County, Unified School District
              #001, Tucson, GO, 5.38%, 7/1/09,
              FGIC ..............................     2,151
  1,200     Pinal County, School District #004,
              Casa Grande Elementary School
              Improvement, GO, 6.00%, 7/1/04,
              Callable 7/1/01 @ 101, AMBAC ......     1,242
  2,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.63%, 1/1/06 .....................     2,126
  2,015     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              6.00%, 1/1/07 .....................     2,199
  1,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              6.50%, 1/1/07, Callable 1/1/01 @
              102 ...............................     1,022
  2,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series B,
              5.20%, 1/1/08 .....................     2,106
  3,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series D,
              6.00%, 1/1/13, Callable 1/1/02 @
              102 ...............................     3,104

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,255     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.50%, 1/1/19, Callable 1/1/03 @
              100 ...............................  $  1,267
  3,815     Santa Cruz County, IDA, Citizens
              Utility Co., 4.75%, 8/1/20 ........     3,629
  1,000     Scottsdale, GO, 5.25%, 7/1/06 .......     1,053
  1,900     Scottsdale, Project of 1989, Series
              E, GO, 5.50%, 7/1/14, Callable
              7/1/02 @ 101 ......................     1,939
  2,500     Scottsdale, IDA, Hospital Revenue,
              Scottsdale Memorial Hospitals,
              Series A, 6.13%, 9/1/17, Callable
              9/1/07 @ 102, AMBAC ...............     2,721
  1,000     Scottsdale, Municipal Property Corp.,
              Lease Revenue, 6.38%, 5/1/05,
              Callable 11/1/02 @ 100 ............     1,037
  2,000     Scottsdale, Preservation, GO, 5.75%,
              7/1/18, Callable 7/1/09 @ 100 .....     2,138
  1,065     Scottsdale, Street & Highway User
              Revenue, 5.50%, 7/1/07 ............     1,139
  1,000     Sedona, Wastewater Excise Tax
              Revenue, Capital Appreciation,
              0.00%, 7/1/21, MBIA ...............       345
  1,000     Sedona, Wastewater Excise Tax
              Revenue, Capital Appreciation,
              0.00%, 7/1/23, MBIA ...............       310
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.13%, 12/1/01, ACA .....     1,029
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.50%, 12/1/17, Callable
              12/1/07 @ 100, ACA ................       987
  2,500     State Certificates of Participation,
              6.63%, 9/1/08, Callable 9/1/01 @
              102, FSA ..........................     2,589
    820     State Municipal Financing Program,
              Certificates of Participation,
              Series 27, 7.00%, 8/1/04, Callable
              8/1/01 @ 100, BIG .................       822
  1,000     State Municipal Financing Program,
              Certificates of Participation,
              Series 20, 7.70%, 8/1/10, BIG,
              ETM ...............................     1,217
  2,035     State Power Authority, Resource
              Revenue, Hoover Uprating Project,
              5.40%, 10/1/07, Callable 10/1/03 @
              102, MBIA .........................     2,131

Continued

One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,480     State Transportation Board, 5.50%,
              7/1/08 ............................  $  1,595
  3,000     State Transportation Board, Highway
              Revenue, 5.25%, 7/1/07, Callable
              7/1/03 @ 102 ......................     3,126
    500     State Transportation Board, Highway
              Revenue, 6.00%, 7/1/10, Callable
              7/1/09 @ 100 ......................       557
  1,030     Student Loan Acquisition Authority,
              Series A-1, AMT, 5.40%, 5/1/10,
              Callable 11/1/09 @ 102, GSL .......     1,080
  1,000     Student Loan Acquisition Authority,
              Series A-1, 5.88%, 5/1/18, Callable
              11/1/09 @ 102, GSL ................     1,057
  2,500     Surprise Municipal Property Corp.,
              5.70%, 7/1/20, Callable 7/1/09 @
              101, FGIC .........................     2,645
    870     Tempe, Excise Tax Revenue, Series A,
              5.63%, 7/1/20, Callable 7/1/09 @
              100 ...............................       906
  3,000     Tempe, Unified School District #213,
              Project of 1998, Series B, GO,
              5.13%, 7/1/14, Callable 7/1/09 @
              101, FGIC .........................     3,103
  1,635     Tempe, GO, 5.00%, 7/1/10, Callable
              7/1/06 @ 101 ......................     1,690
  1,725     Tucson, Street & Highway User
              Revenue, Series 94-E, 5.50%,
              7/1/15, Callable 7/1/10 @ 100,
              FGIC ..............................     1,826
  2,000     Tucson, Water Revenue, Refunding,
              Series A, 5.75%, 7/1/12, Callable
              7/1/02 @ 102, MBIA ................     2,072
    700     University Foundation, Certificates
              of Participation, Series 8, 4.90%,
              8/1/09, MBIA ......................       727
  1,000     University of Arizona, University
              Revenues, 6.25%, 6/1/11, Callable
              6/1/02 @ 102 ......................     1,045
  2,000     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.75%, 10/1/11, Callable
              10/1/09 @ 101 .....................     2,206

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/15, Callable
              10/1/09 @ 101 .....................  $  1,043
  1,600     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.50%, 10/1/16, Callable
              10/1/09 @ 101 .....................     1,683
  1,110     Water Infrastructure, Finance
              Authority, Revenue, Series A,
              5.63%, 10/1/14, Callable 10/1/09 @
              101 ...............................     1,190
  1,100     Yavapai County, IDA, Hospital
              Facility Revenue, Yavapai Regional
              Medical Center, Series A, 5.13%,
              12/1/13, Callable 6/1/07 @ 102,
              FSA ...............................     1,128
  1,305     Yuma County, GO, Elementary School
              District #1, 5.25%, 7/1/10,
              Callable 7/1/07 @ 101, MBIA .......     1,376
  3,000     Yuma County, IDA, Multi-Family
              Revenue, Series A, 6.10%, 9/20/34,
              Callable 9/20/09 @ 106, GNMA ......     3,121
  1,000     Yuma County, IDA, Hospital Revenue,
              Refunding, Yuma Regional Medical
              Center, 5.50%, 8/1/09, Callable
              8/1/07 @ 102, MBIA ................     1,076
  1,000     Yuma County, Municipal Property
              Corp., Revenue, Series A, 5.20%,
              7/1/09, Callable 7/1/03 @ 101,
              AMBAC .............................     1,028
  1,000     Yuma County, Unified School District
              #70, GO, 5.00%, 7/1/06, Callable
              7/1/02 @ 101, FGIC ................     1,022
                                                   --------
                                                    187,632
                                                   --------
  Total Municipal Bonds                             187,632
                                                   --------
INVESTMENT COMPANIES (0.2%):
    343     Provident Municipal Cash Money Market
              Fund, Tax-Free Money Market .......       343
                                                   --------
  Total Investment Companies                            343
                                                   --------
Total (Cost $179,874)(a)                           $187,975
                                                   ========

------------
Percentages indicated are based on net assets of $191,090.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation .....................  $8,403
                   Unrealized depreciation .....................    (302)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $8,101
                                                                  ======

See notes to financial statements.

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (98.5%):
Arizona (0.3%):
 $1,000     Tucson & Pima County, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM ...............................  $    496
                                                   --------
California (1.9%):
  1,990     San Marcos, Public Facilities
              Authority, Public Facilities
              Revenue, 0.00%, 3/1/14, ETM .......     1,059
  1,715     San Marcos, Public Facilities
              Authority, Public Facilities
              Revenue, 0.00%, 1/1/19, ETM .......       678
  2,850     San Marcos, Public Facilities
              Authority, Public Facilities
              Revenue, 0.00%, 9/1/19, ETM .......     1,088
                                                   --------
                                                      2,825
                                                   --------
Colorado (0.8%):
  2,600     El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM ...............................     1,238
                                                   --------
Guam (0.7%):
  1,000     Power Authority, Revenue, Series A,
              5.25%, 10/1/12, Callable 10/1/09 @
              101 ...............................     1,065
                                                   --------
Kansas (0.9%):
  1,600     Kansas City, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/14, ETM ......................       800
  1,000     Saline County, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/15, ETM ......................       471
                                                   --------
                                                      1,271
                                                   --------
Kentucky (89.0%):
    225     Ashland, Utility Revenue, 6.65%,
              4/1/04 ............................       228
  1,500     Berea College, Utility Revenue, AMT,
              5.90%, 6/1/17, Callable 6/1/07 @
              102 ...............................     1,597
    200     Boone County, Certificates of
              Participation, Public Golf, 6.35%,
              11/15/02 ..........................       208
    200     Boone County, Certificates of
              Participation, Public Golf, 6.40%,
              11/15/03, Callable 11/15/02 @
              102 ...............................       212
  1,740     Boone County, School District Finance
              Corp., School Building Revenue,
              5.38%, 8/1/17, Callable 8/1/10 @
              101 ...............................     1,801
  1,000     Boone County, School District Finance
              Corp., 5.38%, 8/1/20, Callable
              8/1/10 @ 101 ......................     1,022

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  250     Boone County, School District Finance
              Corp., School Building Revenue,
              6.70%, 9/1/06, Prerefunded 9/1/01 @
              103 ...............................  $    262
  1,000     Boone County, School District Finance
              Corp., School Building Revenue,
              6.70%, 9/1/07, Prerefunded 9/1/01 @
              103 ...............................     1,047
  1,010     Bowling Green, GO, 5.25%, 6/1/13,
              Callabe 6/1/10 @ 101 ..............     1,057
    155     Campbell & Kenton Counties,
              Sanitation District #1, Sanitation
              District Revenue, 6.38%, 8/1/03,
              ETM ...............................       160
    400     Campbell & Kenton Counties,
              Sanitation District #1, Sanitation
              District Revenue, 7.13%, 8/1/05,
              ETM ...............................       406
  1,225     Christian County Lease, 5.10%,
              8/1/13, Callable 11/1/10 @ 101 ....     1,266
    415     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/09, Callable
              6/1/02 @ 102 ......................       434
    445     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/10, Callable
              6/1/02 @ 102 ......................       466
    325     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/11, Callable
              6/1/02 @ 102 ......................       340
    510     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/12, Callable
              6/1/02 @ 102 ......................       534
    500     Daviess County, Hospital Revenue,
              Owensboro-Daviess County, 6.00%,
              8/1/04, Callable 8/1/02 @ 102,
              MBIA ..............................       523
  4,500     Development Finance Authority,
              Hospital Revenue, Elizabeth, Med-A,
              6.00%, 11/1/10, Callable 11/1/01 @
              100, FGIC .........................     4,563
    250     Eastern Kentucky University, Revenue,
              Construction Educational Buildings,
              Series 0, 6.70%, 5/1/07,
              Prerefunded 5/1/01 @ 102, AMBAC ...       257
    425     Economic Development Finance
              Authority, Hospital Revenue,
              Catholic Health Initiatives
              Hospital, 5.38%, 12/1/11, Callable
              6/1/08 @ 101 ......................       439
  1,645     Fayette County, School Building
              Revenue, 5.50%, 6/1/19, Callable
              6/1/10 @ 101 ......................     1,715
  2,000     Fayette County, School District,
              5.38%, 9/1/17, Callable 9/15/09 @
              101 ...............................     2,071

Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 9/1/18, Callable
              9/15/09 @ 101 .....................  $  1,044
    655     Fayette County, School District
              Finance Corp., School Building
              Revenue, 6.00%, 5/1/02, Callable
              11/1/01 @ 102 .....................       671
  1,255     Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.35%, 1/1/13,
              Callable 1/1/07 @ 102 .............     1,305
  1,500     Greater Kentucky Housing Assistance
              Corp., Multi-Family Housing
              Revenue, Series A, 5.90%, 2/1/14,
              Callable 2/1/03 @ 100, FHA ........     1,519
  1,505     Hardin County, School District
              Finance Corp., School District
              Revenue, 5.50%, 2/1/14, Callable
              2/1/10 @ 101 ......................     1,597
    960     Hardin County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 2/1/15, Callable
              2/1/10 @ 101 ......................     1,013
    200     Hardin County, Water District #1,
              Waterworks Revenue, 6.70%, 9/1/05,
              Callable 3/1/01 @ 102 .............       205
     80     Henderson, Electric Light & Power
              Revenue, 5.70%, 3/1/03, Callable
              3/1/01 @ 100 ......................        80
  1,025     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series C, 6.50%, 6/1/02, GSL ......     1,055
  1,500     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series C, AMT, 5.45%, 6/1/03,
              GSL ...............................     1,538
  1,705     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series D, AMT, 7.00%, 12/1/06,
              Callable 12/1/01 @ 102, GSL .......     1,775
    500     Housing Corp., Revenue, Series A,
              5.40%, 1/1/05, Callable 7/1/03 @
              102, FHA, VA ......................       516
    500     Housing Corp., Revenue, Series A,
              5.50%, 1/1/06, Callable 7/1/03 @
              102, FHA, VA ......................       519
    500     Housing Corp., Revenue, Series A,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, FHA, VA ......................       520
    760     Housing Corp., Revenue, Series A,
              7.40%, 1/1/10, Callable 7/1/01 @
              102, FHA, VA ......................       777

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  275     Housing Corp., Revenue, Series B,
              6.20%, 7/1/03, Callable 7/1/02 @
              102, FHA, VA ......................  $    283
  1,745     Housing Corp., Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102 ...............................     1,812
    410     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.25%, 8/1/04, Callable 8/1/03 @
              102 ...............................       424
    500     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.40%, 8/1/06, Callable 8/1/03 @
              102 ...............................       522
     80     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              6.00%, 8/19/11, Callable 8/1/01 @
              100 ...............................        81
     30     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              6.00%, 8/1/11, Prerefunded 8/1/01 @
              100 ...............................        30
    500     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.75%, 8/1/13, Callable 8/1/03 @
              102 ...............................       523
  1,000     Infrastructure Authority, Revenue,
              Revolving Fund Program, Series E,
              6.40%, 6/1/04, Prerefunded 6/1/01 @
              102 ...............................     1,030
    375     Interlocal School Transportation
              Association, Equipment Lease
              Revenue, 6.00%, 3/1/02 ............       383
  1,825     Jefferson County, Capital
              Appreciation, Series B, 0.00%,
              8/15/06, FSA ......................     1,420
    135     Jefferson County, Capital Projects,
              7.70%, 6/1/01, ETM ................       137
    725     Jefferson County, Capital Projects
              Revenue, Series A, 6.10%, 8/15/07,
              Callable 2/15/03 @ 102 ............       763
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/10,
              Callable 4/1/06 @ 102, AMBAC ......     1,063
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/11,
              Callable 4/1/06 @ 102, AMBAC ......     1,060
    500     Jefferson County, Capital Projects,
              First Mortgage Revenue, 6.38%,
              12/1/07, ETM ......................       533

Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.05%, 5/1/02,
              AMBAC .............................  $    513
  1,000     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.10%, 5/1/03,
              Callable 5/1/02 @ 102, AMBAC ......     1,043
    300     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.20%, 5/1/04,
              Callable 5/1/02 @ 102, AMBAC ......       313
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.38%, 5/1/08,
              Callable 5/1/02 @ 102, AMBAC ......       522
    930     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 5.65%, 1/1/10,
              Callable 1/1/07 @ 102 .............       974
  1,325     Jefferson County, Hospital Revenue,
              Series C, 6.20%, 10/1/04, Callable
              10/1/02 @ 102, MBIA ...............     1,393
    675     Jefferson County, Hospital Revenue,
              Series C, 6.20%, 10/1/04,
              Prerefunded 10/1/02 @ 102, MBIA ...       712
  1,000     Jefferson County, School District
              Building Revenue, 5.25%, 7/1/13,
              Callable 1/1/10 @ 101 .............     1,045
  1,490     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/14,
              Callable 1/1/10 @ 101, FSA ........     1,549
  1,430     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 7/1/07, Callable
              7/1/05 @ 102, MBIA ................     1,509
  3,320     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 1/1/19,
              Callable 7/1/09 @ 101, FSA ........     3,370
    540     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 6.00%, 1/1/04,
              Callable 7/1/02 @102, MBIA ........       565

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  460     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 6.00%, 1/1/04,
              Prerefunded 7/1/02 @ 102, MBIA,
              ETM ...............................  $    482
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 5.25%, 6/1/17,
              Callable 7/1/09 @ 101, FSA ........     1,024
  2,315     Junction City, College Revenue,
              Centre College Project, 5.70%,
              4/1/12, Callable 4/1/07 @ 102 .....     2,433
    500     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.10%, 3/1/04, Callable 3/1/02 @
              101, FSA ..........................       514
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.20%, 3/1/05, Callable 3/1/02 @
              101, FSA ..........................     1,029
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/07, Callable 3/1/03 @
              102, FSA ..........................       521
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/08, Callable 3/1/03 @
              102, FSA ..........................       520
    100     Kenton County, School District
              Finance Corp., School Building
              Revenue, 6.50%, 12/1/02,
              Prerefunded 12/1/01 @ 102 .........       104
    495     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.30%, 2/1/02, FGIC ...............       507
  1,015     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.38%, 2/1/04, Callable 2/1/02 @
              103, FGIC .........................     1,067
    140     Lexington-Fayette Urban County
              Government, Economic Development
              Revenue, 7.54%, 12/1/03 ...........       141
    335     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, Capital
              Projects, 6.20%, 4/1/05,
              Prerefunded 4/1/02 @ 102 ..........       350
    355     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, Capital
              Projects, 6.30%, 4/1/06,
              Prerefunded 4/1/02 @ 102 ..........       371

Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  380     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, Capital
              Projects, 6.40%, 4/1/07,
              Prerefunded 4/1/02 @ 102 ..........  $    398
    405     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, Capital
              Projects, 6.40%, 4/1/08,
              Prerefunded 4/1/02 @ 102 ..........       424
    425     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, Capital
              Projects, 6.40%, 4/1/09,
              Prerefunded 4/1/02 @ 102 ..........       445
    500     Lexington-Fayette Urban County
              Government, Public Facilities
              Corp., Sewer System Revenue, 6.35%,
              7/1/07, Callable 7/1/02 @ 102,
              MBIA ..............................       525
    935     Lexington-Fayette Urban County
              Government, Revenue, University of
              Kentucky Alumni Association, Inc.,
              6.50%, 11/1/07, Prerefunded 11/1/04
              @ 102, MBIA .......................     1,030
  1,930     Lexington-Fayette Urban County
              Government, Sewer System Revenue,
              6.35%, 7/1/09, Callable 7/1/02 @
              102, MBIA .........................     2,026
  1,420     Louisville & Jefferson County,
              Airport Authority Revenue, AMT,
              6.00%, 7/1/10, Callable 7/1/07 @
              102, MBIA .........................     1,541
  1,500     Louisville & Jefferson County,
              Metropolitan Sewer District, Sewer
              Revenue, Series A, 5.50%, 5/15/15,
              Callable 11/15/09 @ 101, FGIC .....     1,583
    825     Louisville & Jefferson County, Sewer
              & Drain System Revenue, 6.40%,
              5/15/08, Prerefunded 11/15/04 @
              102, AMBAC ........................       906
    205     Louisville Parking Authority,
              Revenue, 6.60%, 12/1/03,
              Prerefunded 6/1/01 @ 103 ..........       213
    300     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.00%,
              4/1/05, Callable 10/1/01 @ 102 ....       307

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  295     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.15%,
              12/1/05, Prerefunded 12/1/02 @
              102 ...............................  $    311
    200     Louisville Public Properties Corp.,
              First Mortgage Revenue, 6.40%,
              12/1/07, Prerefunded 12/1/02 @
              102 ...............................       212
  1,000     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.40%, 11/15/04, Callable
              11/15/01 @ 102 ....................     1,021
    500     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.63%, 11/15/07, Callable
              11/15/01 @ 102 ....................       510
  1,540     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/09, Callable
              11/15/01 @ 102 ....................     1,573
  1,530     Louisville Water Works Board, Water
              System Revenue, Louisville Water
              Co., 5.75%, 11/15/10, Callable
              11/15/01 @ 102 ....................     1,562
  1,000     Louisville Waterworks Board, Water
              System Revenue, 5.13%, 11/15/15,
              FSA, Callable 11/15/10 @ 100 ......     1,020
  1,000     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.20%, 11/1/05, Callable 11/1/04 @
              102, MBIA .........................     1,085
  2,090     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.40%, 11/1/07, Callable 11/1/04 @
              102, MBIA .........................     2,272
    505     McCreary County, School District
              Finance Corp., School Building
              Revenue, 6.60%, 10/1/08, Callable
              10/1/01 @ 103 .....................       529
    215     Mercer County, School District
              Finance Corp., School Building
              Revenue, 6.38%, 12/1/07, Callable
              12/1/01 @ 102 .....................       226
    300     Morehead State University, Housing &
              Dining System Revenue, Series I,
              6.10%, 11/1/05, Callable 11/1/01 @
              102, AMBAC ........................       310
    200     Morehead State University, Housing &
              Dining System Revenue, Series M,
              6.30%, 11/1/08, Callable 11/1/01 @
              102, AMBAC ........................       207

Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  215     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, 5.85%, 8/1/09, Callable
              8/1/02 @ 102 ......................  $    224
    750     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, Second Series, 5.85%,
              8/1/10, Callable 8/1/02 @ 102 .....       780
    240     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/06, Callable 5/1/03 @ 102 .....       251
    460     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/07, Callable 5/1/03 @ 102 .....       480
    530     Northern Kentucky University,
              Educational Buildings Revenue,
              6.10%, 5/1/06, Callable 5/1/02 @
              102, AMBAC ........................       554
    195     Owensboro, Electric Light & Power
              Revenue, 6.75%, 1/1/03, Callable
              7/1/01 @ 100, ETM .................       200
    205     Paducah Electric Plant Board Revenue,
              6.30%, 1/1/08, Callable 1/1/01 @
              102, AMBAC ........................       209
    300     Paducah Waterworks Revenue, 6.60%,
              7/1/05, Prerefunded 7/1/01 @ 102,
              MBIA ..............................       310
  1,085     Perry County, School District Finance
              Corp., School Building Revenue,
              6.25%, 7/1/09, Callable 7/1/02 @
              100 ...............................     1,139
  1,500     Property and Building, Project 66,
              Series A, 5.60%, 5/1/16, Callable
              5/1/10 @ 100, MBIA ................     1,591
    100     Richmond, Water, Gas & Sewer Revenue,
              Series A, 5.00%, 7/1/14, Callable
              7/1/08 @ 102, MBIA ................       102
    255     Richmond, Water, Gas & Sewer Revenue,
              Series B, 5.00%, 7/1/14, Callable
              7/1/08 @ 102, MBIA ................       259
  1,000     Shelby County, School District
              Finance Corp., School Building
              Revenue, 5.00%, 5/1/16, Callable
              5/1/09 @ 101 ......................     1,006
    545     Shelby County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 9/1/02, Prerefunded
              9/1/01 @ 103 ......................       568
    200     Shelby County, School District
              Finance Corp., School Building
              Revenue, 6.50%, 9/1/07, Prerefunded
              9/1/01 @ 103 ......................       209

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,245     State Economic Development Finance
              Authority, Hospital Revenue,
              Southern Central Nursing Homes,
              6.00%, 7/1/27, Callable 1/1/08 @
              105, FHA, MBIA ....................  $  1,291
  1,000     State Property & Buildings, 5.75%,
              10/1/15 ...........................     1,078
    715     State Property & Buildings,
              6.00%, ............................       777
  1,475     State Property & Buildings,
              Commission Revenues, Project #53,
              6.25%, 10/1/02, Callable 10/1/01
              @102 ..............................     1,527
  1,000     State Property & Buildings,
              Commission Revenues, Project #54,
              5.90%, 9/1/07, Callable 9/1/02 @
              102 ...............................     1,044
  1,000     State Property & Buildings,
              Commission Revenues, Project #56,
              5.70%, 9/1/06, Callable 9/1/04 @
              102 ...............................     1,065
  1,000     State Property & Buildings,
              Commission Revenues, Project #56,
              5.80%, 9/1/07, Callable 9/1/04 @
              102 ...............................     1,067
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.30%, 5/1/07, Callable 11/1/05 @
              102 ...............................     1,055
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.38%, 11/1/09, Callable 11/1/05 @
              102 ...............................     1,057
  1,000     State Property & Buildings,
              Commission Revenues, Project #63,
              5.10%, 11/1/18, Callable 11/1/09 @
              100 ...............................     1,004
  2,000     State Property & Buildings,
              Commission Revenues, Project #64,
              5.75%, 5/1/14, Callable 11/1/09 @
              100 ...............................     2,151
    275     State Property & Buildings,
              Commission Revenues, Toyota Corp.,
              6.40%, 11/1/01 ....................       280
  1,500     State Property & Buildings,
              Commission Revenues, Project #65,
              6.00%, 2/1/11, Callable 2/1/10 @
              100, FSA ..........................     1,673
  1,500     State Property & Buildings,
              Commission Revenues, Project #67,
              5.13%, 9/1/16, Callable 9/1/10 @
              100 ...............................     1,524
    180     State Turnpike Authority, Economic
              Development, Recovery Road Revenue,
              6.13%, 7/1/07, ETM ................       190
    750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.70%,
              1/1/03 ............................       772

Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.20%,
              7/1/03, AMBAC .....................  $  1,025
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.40%,
              7/1/05, AMBAC .....................     1,049
  2,750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/08, AMBAC .....................     2,957
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC .....................     1,138
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC .....................     1,080
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC ......................       660
  2,600     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC .............................     2,764
    500     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC .............................       534
    425     State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              ETM ...............................       458
  1,000     State Turnpike Authority, Resource
              Recovery Revenue, Series 85A,
              6.00%, 7/1/09, Callable 7/1/01 @
              100 ...............................     1,001
    170     State Turnpike Authority, Toll Road
              Revenue, Refunding, 6.13%, 7/1/08,
              ETM ...............................       181
  1,000     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, 6.60%,
              5/1/01 ............................     1,009
    535     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, 6.30%, 5/1/02,
              Callable 11/1/01 @ 102 ............       550

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  475     University of Kentucky Revenues,
              Community Colleges, Educational
              Buildings Revenue, Southeast,
              6.30%, 5/1/05, Callable 11/1/01 @
              102 ...............................  $    492
  1,000     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.38%, 5/1/06,
              Callable 5/1/03 @ 102 .............     1,043
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/07,
              Callable 5/1/03 @ 102 .............       521
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/08,
              Callable 5/1/03 @ 102 .............       520
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/09,
              Callable 5/1/03 @ 102 .............       519
    330     Versailles County, Water & Sewer,
              6.30%, 12/1/09, Callable 12/1/01 @
              103 ...............................       346
    950     Winchester, Utilities Revenue, 5.30%,
              7/1/09, Callable 7/1/03 @ 102 .....       985
                                                   --------
                                                    131,882
                                                   --------
Louisiana (2.4%):
  1,000     Housing Finance Agency, Single Family
              Mortgage Revenue, Series A-1,
              6.65%, 6/1/15, Callable 12/1/07 @
              104, GNMA/FNMA ....................     1,089
  4,300     New Orleans, Home Mortgage Authority,
              Single Family Mortgage Revenue,
              Series A, 0.00%, 10/1/15, MBIA,
              ETM ...............................     2,036
  1,000     Public Facilities Authority,
              Multi-Family Revenue, Series B,
              0.00%, 12/1/19, ETM ...............       373
                                                   --------
                                                      3,498
                                                   --------
Mississippi (0.6%):
  2,500     Home Corp., Single Family Mortgage
              Revenue, 0.00%, 9/15/16, Callable
              3/15/04 @ 41.70, ETM ..............       896
                                                   --------
Puerto Rico (1.0%):
  2,000     Commonwealth Highway & Transportation
              Authority, Transportation Revenue,
              Series A, 0.00%, 7/1/17, AMBAC ....       896

Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico, continued:
 $1,480     GO, Unlimited, 0.00%, 7/1/17,
              MBIA ..............................  $    659
                                                   --------
                                                      1,555
                                                   --------
Texas (0.9%):
  1,000     Central Housing Finance Corp., Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/16, ETM ................       449
  1,850     Port Arthur Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 3/1/15 .....................       902
                                                   --------
                                                      1,351
                                                   --------
  Total Municipal Bonds                             146,077
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES (0.5%):
      2     One Group Municipal Money Market
              Fund, Class I .....................  $      2
    779     Provident Municipal Cash Money Market
              Fund, Tax-Free Money Market .......       779
                                                   --------
  Total Investment Companies                            781
                                                   --------
Total (Cost $140,017)(a)                           $146,858
                                                   ========

------------
Percentages indicated are based on net assets of $148,349.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation .....................  $6,870
                   Unrealized depreciation .....................     (29)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $6,841
                                                                  ======

See notes to financial statements.

One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 MUNICIPAL BONDS (97.7%):
Louisiana (97.7%):
 $1,230     Ascension Parish, Gravity Drain,
              Sales & Use Tax Revenue, 5.50%,
              12/1/08, Callable 12/1/06 @ 100,
              FGIC ..............................  $  1,301
  1,000     Bastrop, Industrial Development
              Board, PCR, International Paper Co.
              Project, 6.90%, 3/1/07, Callable
              3/1/02 @ 102 ......................     1,035
    765     Baton Rouge, Public Improvements,
              Sales & Use Tax Revenue, 6.38%,
              8/1/09, Callable 8/1/01 @ 101.50,
              FSA ...............................       787
    200     Baton Rouge, Sales & Use Tax Revenue,
              6.00%, 8/1/08, Prerefunded 8/1/01
              @ 101.50, FSA .....................       205
    805     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series ST,
              6.20%, 11/1/07, Callable 11/1/01 @
              102, AMBAC ........................       834
    470     Caddo Parish, Industrial Development
              Board, Wal-Mart Stores, Inc.
              Project, 5.95%, 11/1/07, Callable
              5/1/01 @ 100 ......................       472
     55     East Baton Rouge, Mortgage Finance
              Authority, Series B, 5.30%,
              10/1/14, GNMA .....................        55
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 5.90%, 2/1/16,
              FGIC ..............................       530
  1,000     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/11,
              Callable 2/1/09 @ 101, FGIC .......     1,073
  1,595     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/14,
              Callable 2/1/09 @ 101, FGIC .......     1,683
  1,310     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 5.50%, 2/1/15,
              Callable 2/1/09 @ 101, FGIC .......     1,376
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/07, Callable 2/1/05 @ 101.50,
              FGIC ..............................       534
    845     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/08, Callable 2/1/05 @ 101.50,
              FGIC ..............................       901
    910     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/09, Callable 2/1/05 @ 101.50,
              FGIC ..............................       969
  2,280     East Baton Rouge Parish, Series ST-A,
              8.00%, 2/1/02, FGIC ...............     2,374

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $3,000     Government Facilities Revenue, 5.25%,
              12/1/18, AMBAC ....................  $  3,102
  1,560     Houma, Utilities Revenue, 6.13%,
              1/1/07, Callable 1/1/02 @ 102,
              FGIC ..............................     1,618
    175     Housing Finance Agency, Single Family
              Mortgage Revenue, Series A-1,
              5.70%, 6/1/15, Callable 6/1/05 @
              102, GNMA/FNMA/FHLMC ..............       177
    705     Housing Finance Agency, Single Family
              Mortgage Revenue, Series B, 6.00%,
              6/1/15, GNMA/FNMA .................       735
    460     Housing Finance Agency, Single Family
              Mortgage Revenue, Series D-2, AMT,
              6.10%, 12/1/11, Callable 12/1/06 @
              102, GNMA/FNMA ....................       481
    605     Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue,
              Refunding, 7.38%, 1/1/11, Callable
              7/1/03 @ 103.......................       636
    250     Iberville, School District #5, 5.75%,
              10/1/03, FSA ......................       260
  1,680     Jefferson Parish, Drain Sales Tax
              Revenue, 6.50%, 11/1/06,
              Prerefunded 11/1/01 @ 100,
              AMBAC .............................     1,715
    300     Jefferson Parish, Hospital Services
              Revenue, District #1, 5.10%,
              1/1/05, Callable 1/1/04 @ 102,
              FGIC ..............................       308
    500     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.05%, 2/1/02,
              MBIA ..............................       511
  1,100     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.15%, 2/1/03,
              Callable 2/1/02 @ 102, MBIA .......     1,143
  2,060     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.25%, 2/1/08,
              Callable 2/1/02 @ 102, MBIA .......     2,140
  2,070     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 0.00%, 9/1/09,
              FSA................................     1,392
  3,225     Jefferson Sales Tax District, Special
              Sales Tax Revenue, Series A, 6.75%,
              12/1/06, Callable 12/1/02 @ 100,
              FGIC ..............................     3,370
  1,000     Jefferson, Sales Tax District,
              Special Tax Revenue, 0.00%,
              12/1/13, FSA ......................       534
    855     Kenner, Sales & Use Tax Revenue,
              5.75%, 6/1/06, Callable 6/1/02 @
              103, FGIC..........................       896
  1,000     Lafayette Parish, Public Improvement
              Sales Tax Revenue, Series B, 5.35%,
              3/1/13, Callable 3/1/09 @
              101.50 ............................     1,052

Continued

One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,195     Lafayette Parish, Public Improvement
              Sales Tax Revenue, Series B, 5.45%,
              3/1/14, Callable 3/1/09 @ 101.50,
              FGIC ..............................  $  1,260
  1,985     Lafayette Parish, Public Improvement
              Sales Tax Revenue, Series B, 5.60%,
              3/1/17, Callable 3/1/09 @ 101.50,
              FGIC ..............................     2,092
    600     Lafourche Parish, Hospital Service,
              District #3, Hospital Revenue,
              5.50%, 10/1/04, Callable 10/1/03 @
              102 ...............................       606
    500     Lincoln Parish, School District #1,
              GO, Ruston, 6.20%, 3/1/03, Callable
              3/1/01 @ 100, MBIA ................       502
  1,465     Lincoln Parish, School District #1,
              GO, Ruston, 6.40%, 3/1/05, Callable
              3/1/01 @ 100, MBIA ................     1,470
    150     Louisiana State University,
              Agricultural & Mechanical College,
              5.40%, 7/1/05, Callable 7/1/04 @
              102, FGIC .........................       157
    250     Louisiana State University,
              Agricultural & Mechanical College,
              5.50%, 7/1/06, Callable 7/1/07 @
              102, FGIC .........................       264
    500     Louisiana State University,
              Agricultural & Mechanical College,
              5.75%, 7/1/14, Callable 7/1/04 @
              102, FGIC .........................       522
  1,580     Louisiana State University,
              Agricultural & Mechanical College,
              University Revenue, 6.00%, 7/1/07,
              Callable 7/1/06 @ 102, MBIA .......     1,728
  1,120     Louisiana State University,
              Agricultural & Mechanical College,
              University Revenue, 5.50%, 7/1/13,
              Callable 7/1/06 @ 102, MBIA .......     1,173
  1,390     Monroe Parish, Special School
              District, GO, 7.00%, 3/1/03,
              MBIA ..............................     1,469
    350     New Orleans, GO, 5.85%, 11/1/09,
              Prerefunded 11/1/05 @ 100, FGIC ...       376
  2,470     New Orleans, GO, 0.00%, 9/1/16,
              AMBAC .............................     1,112
  4,935     New Orleans, GO, 0.00%, 9/1/17,
              AMBAC .............................     2,094
    500     New Orleans, Home Mortgage, Special
              Obligation, 6.25%, 1/15/11, ETM ...       568
  1,000     New Orleans, Sewer Service Revenue,
              5.38%, 6/1/14, Callable 6/1/01 @
              101, FGIC .........................     1,049

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,000     New Orleans, Sewer Service Revenue,
              5.00%, 6/1/18, Callable 6/1/08 @
              101, MBIA .........................  $    993
  1,220     Office Facilities Corp., 5.50%,
              3/1/11, Callable 3/1/09 @ 101,
              MBIA ..............................     1,306
    555     Orleans Parish School Board, Public
              School Capital Refinancing, 6.00%,
              6/1/09, MBIA ......................       616
    250     Orleans Parish School District, GO,
              5.30%, 9/1/10, Callable 9/1/05 @
              100, MBIA .........................       258
  1,000     Orleans Parish School District, GO,
              Series A, 5.13%, 9/1/15, Callable
              3/1/08 @ 100, FGIC ................     1,011
  1,025     Ouachita Parish, Hospital Service
              District #1, Health Care Revenue,
              Glenwood Regional Medical Center,
              7.50%, 7/1/06, Prerefunded 7/1/01 @
              102 ...............................     1,062
  1,000     Ouachita Parish, Hospital Service
              District #1, Health Care Revenue,
              Glenwood Regional Medical Center,
              5.70%, 5/15/16, Callable 5/15/10
              @ 100, FSA ........................     1,051
  2,000     Ouachita Parish, West Ouachita School
              District, Series A, 6.50%, 3/1/03,
              Callable 3/1/01 @ 102, FSA ........     2,048
  1,440     Plaquemines Parish, GO, 6.40%,
              8/1/04, Callable 8/1/01 @ 102,
              AMBAC .............................     1,486
    420     Plaquemines Parish, Sales & Use Tax
              Revenue, 6.70%, 12/1/08,
              Prerefunded 12/1/01 @ 102 .........       438
    410     Plaquemines Parish, Sales & Use Tax
              Revenue, 6.70%, 12/1/09,
              Prerefunded 12/1/01 @ 102 .........       428
    605     Plaquemines Parish School Board,
              Sales & Use Tax Revenue, 6.65%,
              3/1/05, Prerefunded 3/1/02 @
              102 ...............................       634
  2,180     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Foundation,
              Series A, 6.30%, 5/15/04, Callable
              5/15/02 @ 102, MBIA ...............     2,277
  1,000     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Foundation,
              5.75%, 5/15/11, Callable 5/15/02
              @ 100, MBIA .......................     1,014

Continued

One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  100     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Foundation,
              6.00%, 5/15/17, Callable 5/15/02
              @ 100, MBIA .......................  $    101
  1,000     Public Facilities Authority, Revenue,
              Dillard University, 5.00%, 2/1/18,
              Callable 2/10/08 @ 102, AMBAC .....       990
  1,000     Public Facilities Authority, Revenue,
              Indexed Caps, 5.88%, 2/15/11,
              Callable 2/15/03 @ 102, FGIC ......     1,049
    500     Public Facilities Authority, Revenue,
              Lafayette General Medical Center
              Project, 6.05%, 10/1/04, Callable
              10/1/02 @ 102, FSA ................       526
  1,960     Public Facilities Authority, Revenue,
              Loyola University, 6.60%, 4/1/05,
              Callable 4/1/02 @ 102 .............     2,049
  2,025     Public Facilities Authority, Revenue,
              Loyola University, 5.63%, 10/1/10,
              Callable 10/1/07 @ 102, MBIA ......     2,188
  1,010     Public Facilities Authority, Revenue,
              Mary Bird Perkins Cancer Center,
              5.50%, 1/1/04, FSA ................     1,046
  8,000     Public Facilities Authority,
              Multi-Family Revenue, Series A,
              0.00%, 2/1/20, ETM ................     2,910
  7,500     Public Facilities Authority,
              Multi-Family Revenue, Series B,
              0.00%, 12/1/19, ETM ...............     2,799
    500     Public Facilities Authority, Revenue,
              Our Lady of Lake Regional Center,
              5.70%, 12/1/04, Callable 12/1/01 @
              102, MBIA .........................       517
    390     Public Facilities Authority, Revenue,
              Our Lady of Lake Regional Center,
              5.90%, 12/1/06, Callable 12/1/01 @
              102, MBIA .........................       404
    920     Public Facilities Authority, Revenue,
              Pendelton Memorial Methodist
              Hospital, 5.00%, 6/1/08 ...........       814
  2,145     Public Facilities Authority, Revenue,
              Tulane University, 6.25%, 7/15/06,
              Callable 7/15/01 @ 102 ............     2,209
    735     Public Facilities Authority, Revenue,
              Tulane University, 5.55%, 10/1/07,
              Callable 10/1/06 @ 102, AMBAC .....       787

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,605     Public Facilities Authority, Revenue,
              Tulane University, 5.75%, 10/1/09,
              Callable 10/1/06 @ 102, AMBAC .....  $  1,737
    225     Public Facilities Authority, Revenue,
              Tulane University, Series A-1,
              5.80%, 2/15/04, Callable 2/15/03 @
              102, FGIC .........................       235
    730     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 5.40%,
              10/1/05, Callable 10/1/04 @ 102,
              FGIC ..............................       763
  1,235     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 6.85%,
              10/1/05, Prerefunded 10/1/02 @
              102................................     1,312
  1,715     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 5.50%,
              10/1/06, Callable 10/1/04 @ 102,
              FGIC ..............................     1,810
    500     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 6.00%,
              10/1/10, FSA ......................       556
  2,000     Public Facilities Authority, Revenue,
              Xavier University of Louisiana,
              5.13%, 9/1/12, Callable 9/1/07 @
              102, MBIA .........................     2,063
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.00%, 10/1/16, Callable 10/1/09 @
              102, AMBAC ........................       999
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.50%, 10/1/12, Callable 10/1/09 @
              102, AMBAC ........................     1,070
    480     Shreveport, GO, 5.90%, 2/1/07,
              Prerefunded 2/1/03 @ 100 ..........       497
    500     Shreveport, Water & Sewer Revenue,
              Series A, 6.25%, 12/1/03, FGIC ....       528
  1,000     South Port Community, Port Revenue,
              Cargill, Inc. Project, 5.85%,
              4/1/17, Callable 4/1/07 @ 102 .....     1,042
    750     St. Charles Parish, Public
              Improvements, Sales Tax Revenue,
              6.60%, 11/1/07, Callable 11/1/01 @
              101.50 ............................       766
  2,350     St. Charles Parish, School District
              #1, GO, 6.45%, 3/1/06, Prerefunded
              3/1/02 @ 100, AMBAC ...............     2,414
    870     St. John Baptist Parish, School
              District #1, GO, 6.25%, 3/1/05,
              Prerefunded 3/1/02 @ 100 ..........       892

Continued

One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  250     St. Tammany Parish, Sales & Use Tax
              Revenue, 5.75%, 4/1/06, Callable
              4/1/02 @ 102, FGIC ................  $    259
  1,815     St. Tammany Parish, Hospital Service,
              District #1, Hospital Revenue,
              6.30%, 7/1/07, Callable 7/1/02 @
              102 ...............................     1,902
  1,225     St. Tammany Parish, Public Finance
              Authority, Revenue, Christwood
              Project, 5.25%, 11/15/08 ..........     1,126
  4,000     St. Tammany Parish, Public Finance
              Authority, Revenue, 0.00%, 7/20/14,
              FNMA ..............................     1,937
  1,000     Stadium & Exposition District,
              Revenue, 5.25%, 7/1/16, Callable
              7/1/09 @ 102, FGIC ................     1,021
  1,665     Stadium & Exposition District, Hotel
              Occupancy Tax & Stadium Revenue,
              Series A, 5.65%, 7/1/07, Callable
              7/1/04 @ 102, FGIC ................     1,777
  1,500     State Energy & Power Authority, Power
              Project Revenue, 5.75%, 1/1/13,
              FSA ...............................     1,644
  1,000     State GO, 6.00%, 8/1/04, FGIC .......     1,060
    400     State GO, 5.38%, 8/1/05, MBIA .......       419
    750     State GO, Series A, 5.60%, 5/15/07,
              Callable 5/15/05 @ 102, MBIA ......       801
    250     State GO, Series A, 5.70%, 5/15/08,
              Callable 5/15/05 @ 100, MBIA ......       268
    250     State GO, 5.60%, 8/1/08, MBIA .......       270
  2,000     State GO, Series A, 6.50%, 4/15/06,
              FGIC...............................     2,209
  2,875     State GO, Series A, 5.80%, 8/1/10,
              MBIA...............................     3,175
    500     State GO, Series A, 6.10%, 5/1/11,
              Prerefunded 5/1/04 @ 102, AMBAC ...       539
  1,500     State GO, Series A, 5.25%, 11/15/17,
              Callable 11/15/10 @ 100 ...........     1,529
  3,500     State GO, Series B, 5.63%, 8/1/13,
              MBIA ..............................     3,825
    500     State Miscellaneous Taxes, Refunding,
              Series A, 5.70%, 8/1/08, MBIA .....       543

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $2,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.50%, 3/1/13,
              Callable 3/1/09 @ 101, MBIA .......  $  2,111
  1,650     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.13%, 3/1/16,
              Callable 3/1/09 @ 101, MBIA .......     1,667
  1,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.38%, 6/1/19,
              Callable 3/1/09 @ 101, MBIA .......     1,017
    500     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.10%, 9/1/02 ...........       513
  1,325     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.25%, 9/1/04 ...........     1,401
  1,435     Tangipahoa Parish, Consolidated
              School District #1, GO, 6.15%,
              12/1/07, Callable 12/1/02 @ 100 ...     1,480
  1,250     Tangipahoa Parish, Hospital Service
              District #1, Hospital Revenue,
              6.13%, 2/1/14, Callable 2/1/04 @
              102, AMBAC ........................     1,328
    690     Terrebonne Parish, Waterworks
              District #1, Water Revenue, 5.70%,
              11/1/06, Callable 11/1/03 @ 102,
              FGIC ..............................       728
                                                   --------
  Total Municipal Bonds                             134,885
                                                   --------
INVESTMENT COMPANIES (1.3%):
      3     One Group Municipal Money Market
              Fund, Class I .....................         3
  1,800     Provident Municipal Cash Money
              Market ............................     1,800
                                                   --------
  Total Investment Companies                          1,803
                                                   --------
Total (Cost $130,866)(a)                           $136,688
                                                   ========

------------
Percentages indicated are based on net assets of $138,066.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $6,008
                   Unrealized depreciation......................    (186)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $5,822
                                                                  ======

See notes to financial statements.

One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (99.5%):
Colorado (0.4%):
 $3,000     E-470 Public Highway Authority,
              Revenue, 0.00%, 9/1/19, MBIA ......  $  1,128
                                                   --------
Michigan (97.9%):
  2,500     Battle Creek, Tax Increment, 5.00%,
              5/1/16, Callable 5/1/08 @ 100,
              MBIA ..............................     2,507
  2,080     Bishop International Airport
              Authority, Revenue, Series B,
              5.13%, 12/1/17, Callable 12/1/10 @
              100, ACA ..........................     1,998
  1,475     Caledonia Community Schools, GO,
              5.75%, 5/1/13 .....................     1,598
  4,500     Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded 5/1/07 @
              100, MBIA .........................     4,895
  1,250     Central Montcalm Public Schools, GO,
              5.90%, 5/1/19, Callable 5/1/09 @
              100, MBIA .........................     1,338
  1,380     Charles Stewart Mott Community
              College, Building and Improvement,
              5.40%, 5/1/14, Callable 5/1/10 @
              100, FGIC .........................     1,442
  1,775     Charles Stewart Mott Community
              College, GO, 5.50%, 5/1/16,
              Callable 5/1/10 @ 100, FGIC .......     1,856
  1,235     Charlevoix Public School District,
              GO, 5.75%, 5/1/20, Callable 5/1/09
              @ 100, FSA ........................     1,302
  1,150     Charlotte Public School District, GO,
              5.25%, 5/1/16, Callable 5/1/09 @
              100 ...............................     1,178
  1,075     Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/18, Callable
              11/15/08 @ 101 ....................       892
  2,000     Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/27, Callable
              11/15/08 @ 101 ....................     1,527
  1,730     Chippewa County Hospital Finance,
              5.63%, 11/1/14, Callable 11/1/07 @
              102 ...............................     1,528
  2,500     Chippewa Hills School District, GO,
              5.30%, 5/1/19, Callable 5/1/09 @
              100, FGIC .........................     2,535
  5,000     Clarkston Community Schools, GO,
              5.75%, 5/1/16, Prerefunded 5/1/05 @
              101, FGIC .........................     5,353
  4,090     Clarkston Community Schools, GO,
              5.00%, 5/1/15, Callable 5/1/08 @
              100, AMBAC ........................     4,116

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,580     Clarkston Community Schools, GO,
              5.05%, 5/1/16, Callable 5/1/08 @
              100, AMBAC ........................  $  2,595
    430     Dearborn Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.25%,
              11/15/05, FGIC ....................       447
  1,690     Dearborn Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.60%,
              11/15/08, Callable 11/15/05 @ 102,
              FGIC ..............................     1,799
  1,560     Dearborn Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.60%,
              11/15/09, Callable 11/15/05 @ 102,
              FGIC ..............................     1,657
  1,830     Dearborn Sewage Disposal System,
              Revenue, Series A, 5.13%, 4/1/14,
              Callable 4/1/04 @ 101, MBIA .......     1,854
  1,410     Detroit Local Development Finance
              Authority, Refunded Tax Increment
              Senior, Series A, 5.38%, 5/1/21,
              Callable 5/1/07 @ 101.50 ..........     1,411
  3,850     Detroit Local Development Finance
              Authority, Refunded Tax Increment
              Senior, Series A, 5.38%, 5/1/18,
              Callable 5/1/07 @ 101.50 ..........     3,883
  2,000     Detroit Sewage Disposal System,
              Revenue, Refunding, Series B,
              6.00%, 7/1/10, MBIA ...............     2,241
  5,000     Detroit Sewage Disposal, Revenue,
              0.00%, 7/1/13, FGIC ...............     2,703
  1,500     Detroit Sewage Disposal, Revenue,
              Series A, 0.00%, 7/1/17, FGIC .....       642
  1,800     Detroit Wayne County Stadium
              Authority, Public Improvements,
              5.50%, 2/1/17, Callable 2/1/07 @
              102, FGIC .........................     1,867
  2,570     Detroit, Series A, GO, 5.25%, 4/1/13,
              Callable 4/1/09 @ 101, FSA ........     2,678
  2,000     Dexter Community School, GO, 5.80%,
              5/1/19, Callable 5/1/03 @ 102 .....     2,081
  4,000     Dickinson County, Economic
              Development Corp., PCR, 5.85%,
              10/1/18, Callable 10/1/03 @ 102 ...     3,913
  2,580     East Lansing School District, School
              Building and Site, 5.75%,
              5/1/15 ............................     2,772
  1,000     East Lansing School District, School
              Building and Site, 5.40%,
              5/1/18 ............................     1,030

Continued

One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $4,000     Eastern Michigan University, Revenue,
              6.38%, 6/1/14, Callable 6/1/02 @
              101, AMBAC ........................  $  4,151
  1,645     Ecorse Public School District, GO,
              5.50% 5/1/17, Callable 5/1/08 @
              101, FGIC .........................     1,708
  4,675     Farmington Public School District,
              GO, 5.10%, 5/1/16, Callable 5/1/07
              @ 100 .............................     4,713
  1,000     Ferndale School District, 5.50%,
              5/1/11, Callable 5/1/05 @ 101,
              FGIC ..............................     1,042
  2,500     Ferris State University, Revenue,
              5.75%, 10/1/17, Prerefunded 4/1/07
              @ 101, AMBAC ......................     2,722
  5,000     Ferris State University, Revenue,
              5.85%, 10/1/22, Prerefunded 4/1/07
              @ 101, AMBAC ......................     5,472
  2,000     Forest Hills Public Schools, GO,
              5.25%, 5/1/19 .....................     2,023
  3,000     Grand Haven, Electric Revenue, 5.25%,
              7/1/08, MBIA ......................     3,176
  1,370     Grand Rapids Building Authority,
              5.75%, 8/1/13 .....................     1,487
  1,500     Grand Rapids Water Supply, 5.75%,
              11/1/16, FGIC .....................     1,614
  1,000     Higher Education Student Loan
              Authority, Revenue, AMT, Student
              Loan XVII-A, 5.75%, 6/1/13,
              Callable 6/1/06 @ 102, AMBAC ......     1,044
  1,000     Huron Valley School District, 5.88%,
              5/1/16, Prerefunded 5/1/07 @ 100,
              FGIC ..............................     1,089
  1,130     Jackson Public Schools, GO, 5.60%,
              5/1/15, Callable 5/1/10 @ 100,
              FGIC ..............................     1,195
  1,405     Jackson Public Schools, GO, 5.65%,
              5/1/16, Callable 5/1/10 @ 100,
              FGIC ..............................     1,487
  1,000     Kalamazoo Economic Development,
              Revenue, 6.13%, 5/15/12, Callable
              5/15/07 @ 102 .....................       940
  3,685     Lake Orion Community School District,
              GO, 6.00%, 5/1/10, Callable 5/1/05
              @ 101, AMBAC ......................     3,943
  1,790     Lake Orion Community School District,
              GO, 5.75%, 5/1/15, Callable 5/1/10
              @ 100, FSA ........................     1,923
  1,000     Lake Orion Community School District,
              GO, 5.80%, 5/1/15, Callable 5/1/05
              @ 101, AMBAC ......................     1,047

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,000     Lansing Building Authority, GO,
              6.00%, 6/1/05, Callable 6/1/01 @
              101, AMBAC ........................  $  1,024
  2,000     Lincoln Park School District, GO,
              5.00%, 5/1/20, Callable 5/1/07 @
              100, FGIC .........................     1,967
  1,330     Livingston County, Building
              Authority, GO, 5.80%, 7/1/08 ......     1,437
  2,100     Livonia Public School District,
              Series I, 6.25%, 5/1/03, Callable
              5/1/02 @ 102 ......................     2,196
  1,000     Livonia Public School District, GO,
              5.50%, 5/1/14, Callable 5/1/03 @
              102, FGIC .........................     1,028
  5,000     Lowell Area School District, GO,
              Capital Appreciation, 0.00%,
              5/1/14, FGIC ......................     2,571
  1,425     Lowell Area School District, GO,
              0.00%, 5/1/16, FGIC ...............       652
  1,670     Madison Public Schools, GO, 5.13%,
              5/1/18, Callable 5/1/09 @ 100,
              FGIC ..............................     1,677
  1,175     Mason Public School District, GO,
              5.40%, 5/1/09, Callable 5/1/05 @
              101.50, FGIC ......................     1,235
  1,075     Mason Public School District, GO,
              5.50%, 5/1/10, Callable 5/1/05 @
              101.50, FGIC ......................     1,131
  2,000     Michigan State University, Revenue,
              General Series A, 6.25%, 8/15/15,
              Prerefunded 8/15/02 @ 101 .........     2,086
  2,750     Mount Pleasant School District, GO,
              5.30%, 5/1/17, Callable 5/1/08 @
              100, AMBAC ........................     2,803
  1,980     Municipal Bond Authority, Capital
              Appreciation, 0.00%, 5/1/19,
              AMBAC .............................       757
  2,000     Municipal Bond Authority, Clean Water
              Revenue, 5.50%, 10/1/19 ...........     2,074
  1,145     Municipal Bond Authority, Revenue,
              Series A, 5.70%, 8/1/07, Callable
              2/1/03 @ 102 ......................     1,196
  1,350     Municipal Bond Authority, Revenue,
              5.25%, 12/1/13, Callable 12/1/08 @
              101 ...............................     1,406
  1,500     Municipal Bond Authority, Revenue,
              Local Government Loan Program,
              Series A, 6.00%, 12/1/13, Callable
              12/1/04 @ 102, FGIC ...............     1,608
  1,000     Municipal Bond Authority, Revenue,
              5.75%, 10/1/15, Callable 10/1/09 @
              101 ...............................     1,077

Continued

One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,500     Municipal Bond Authority, Revenue,
              Drinking Water Revolving Fund,
              5.50%, 10/1/17, Callable 10/1/09 @
              101 ...............................  $  2,612
  1,250     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund, 5.50%,
              10/1/17, Callable 10/1/09 @ 101 ...     1,306
  1,065     Northwestern Community College, GO,
              5.60%, 4/1/16, Callable 10/1/09 @
              100 ...............................     1,121
  2,500     Oakland County Economic Development
              Corp., Revenue, 5.00%, 11/1/17,
              Callable 11/1/08 @ 101 ............     2,442
  2,750     Oakland County Economic Development
              Corp., Revenue, 5.63%, 6/1/19,
              Callable 6/1/07 @ 102, LOC: First
              of America Bank ...................     2,774
  3,000     Oakland County, Education Revenue,
              6.38%, 11/1/14, Prerefunded 11/1/04
              @ 100 .............................     3,237
  3,500     Okemos Public School District, 0.00%,
              5/1/15, MBIA ......................     1,698
  4,075     Ottawa County, GO, 6.00%, 8/1/08,
              Callable 8/1/02 @ 101 .............     4,223
  1,200     Paw Paw Public School District, GO,
              6.50%, 5/1/09, FGIC ...............     1,354
  1,680     Pellston Public School District,
              0.00%, 5/1/22, Prerefunded 5/1/07 @
              34.88, FSA ........................       442
  2,000     Plymouth-Canton Community School
              District, GO, 5.38%, 5/1/06,
              Callable 5/1/03 @ 102, AMBAC ......     2,085
  1,000     Port Huron, GO, Series A, 5.25%,
              10/1/19, Callable 10/1/08 @ 101,
              MBIA ..............................     1,012
  7,315     Rochester Community School District,
              GO, 5.25%, 5/1/15, Callable 5/1/07
              @ 100, MBIA .......................     7,466
  7,015     Rochester Community School District,
              GO, 5.30%, 5/1/17, Callable 5/1/07
              @ 100, MBIA .......................     7,143
  1,750     Rockford Public Schools, 5.88%,
              5/1/12, Callable 5/1/02 @ 102 .....     1,814
  5,000     Royal Oak Hospital Finance Authority,
              Revenue, 5.60%, 11/15/11, Callable
              11/15/03 @ 102 ....................     5,169
  2,000     Saginaw Hospital Finance Authority,
              Revenue, St. Lukes Hospital, Series
              C, 6.75%, 7/1/06, Callable 7/1/01 @
              102, MBIA .........................     2,064

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,590     South Macomb Disposal Authority,
              5.38%, 9/1/15 .....................  $  1,664
  1,175     Southfield Building Authority, 5.30%,
              5/1/17, MBIA ......................     1,205
  2,085     Southgate, GO, 5.00%, 5/1/16,
              Callable 5/1/09 @ 100, FGIC .......     2,091
  1,765     St. Johns Public Schools, GO, 5.00%,
              5/1/16, Callable 5/1/08 @ 100,
              FGIC ..............................     1,770
  2,460     State Building Authority, Revenue,
              5.00%, 10/1/06 ....................     2,554
  2,000     State Certificates of Participation,
              5.50%, 6/1/18, Callable 6/1/10 @
              100, AMBAC ........................     2,080
  1,455     State Environmental Protection
              Program, GO, 5.40%, 11/1/19,
              Callable 11/1/05 @ 101 ............     1,486
  1,155     State Higher Education, Calvin
              College Project, 5.50%, 12/1/12,
              Callable 12/1/10 @ 100 ............     1,164
  1,200     State Higher Education, Student Loan
              Authority, AMT, 5.30%, 9/1/10,
              AMBAC .............................     1,247
  1,250     State Hospital Finance Authority,
              Revenue, Henry Ford First Mortgage,
              Series B, 9.00%, 5/1/04, Callable
              5/1/01 @ 100 ......................     1,353
  3,000     State Hospital Finance Authority,
              Revenue, Henry Ford Health System,
              6.00%, 9/1/11, Callable 9/1/02 @
              102, AMBAC ........................     3,120
  2,590     State Hospital Finance Authority,
              Revenue, 5.38%, 7/1/12, Callable
              7/1/05 @ 102, FSA .................     2,670
  1,000     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series R, 5.38%, 8/15/16, Callable
              8/15/06 @ 101, AMBAC ..............     1,030
  3,795     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series U, 5.63%, 8/15/16, Callable
              8/15/07 @ 101 .....................     3,978
  6,875     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series W, 5.25%, 8/15/17, Callable
              8/15/07 @ 101, FSA ................     7,015
  2,000     State Hospital Finance Authority,
              Revenue, Crittenton Hospital,
              Series A, 5.25%, 3/1/14, Callable
              3/1/04 @ 102 ......................     1,911

Continued

One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,725     State Housing Development Authority,
              Revenue, Parkway Meadows Project,
              6.63%, 10/15/06, Callable 10/15/02
              @ 103, FSA ........................  $  1,818
  2,450     State Housing Development Authority,
              Revenue, Series C, 6.38%, 12/1/11,
              Callable 12/1/04 @ 102, FHA .......     2,617
  4,750     State Housing Development Authority,
              Revenue, Series A, 6.00%, 12/1/15,
              Callable 6/1/06 @ 102, FHA ........     4,984
  2,415     State Housing Development Authority,
              Revenue, Series A, 5.88%, 10/1/17,
              Callable 4/1/03 @ 102, AMBAC ......     2,452
  2,415     State Housing Development Authority,
              Revenue, Series A, 6.05%, 12/1/17,
              Callable 6/1/06 @ 102, FHA ........     2,526
  1,300     State Housing Development Authority,
              Revenue, Series B, 6.95%, 12/1/20,
              Callable 12/1/01 @ 102 ............     1,337
  2,105     State Housing Development Authority,
              Revenue, Series B, AMT, 6.20%,
              6/1/27, Callable 6/1/06 @ 102,
              FHA ...............................     2,182
  2,000     State Housing Development Authority,
              Revenue, Series D, 5.95%, 12/1/16,
              Callable 12/1/06 @ 102 ............     2,105
  1,500     State Municipal Bond Authority,
              School Loan, 5.25%, 12/1/12,
              Callable 12//1/08 @ 101 ...........     1,573
  2,500     State Municipal Bond Authority,
              Revenue, Clean Water Revolving
              Fund, 5.88%, 10/1/14, Callable
              10/1/10 @ 101 .....................     2,742
  1,170     State Strategic Fund, Revenue,
              College of Detroit Fund, 7.00%,
              5/1/21, AMBAC .....................     1,464
    755     State Trunk Line, Revenue, Series A,
              5.75%, 10/1/12, Callable 10/1/02 @
              100 ...............................       771
  2,145     State Trunk Line, Revenue, Series A,
              5.75%, 10/1/12, Prerefunded 10/1/02
              @ 100 .............................     2,204
  2,050     Tawas City, Hospital Finance
              Authority, St. Joseph, Series A,
              5.60%, 2/15/13, Callable 2/15/08 @
              102 ...............................     2,113
  1,030     Tecumseh Public Schools, 5.40%,
              5/1/17 ............................     1,067
  3,000     Thorn Apple Kellogg School, GO,
              5.38%, 5/1/22, Callable 5/1/05 @
              101, FGIC .........................     3,025

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,400     Traverse City Area Public School,
              5.70%, 5/1/12, Prerefunded 5/1/05 @
              101, MBIA .........................  $  2,565
  3,600     University of Michigan, Hospital
              Revenue, Series A, 5.75%, 12/1/12,
              Callable 12/1/02 @ 102 ............     3,715
  6,000     University of Michigan, Revenue,
              5.25%, 12/1/10, Callable 6/1/08 @
              101 ...............................     6,260
  1,015     University of Michigan, Revenue,
              Student Fees, 5.25%, 4/1/15,
              Callable 4/1/05 @ 102 .............     1,034
  3,040     Wayland School District, GO, 5.10%,
              5/1/12, Callable 5/1/07 @ 100,
              FGIC ..............................     3,113
  1,275     Wayne Charter, County Airport
              Revenue, Series B, 5.25%, 12/1/12,
              Callable 12/1/08 @ 101, MBIA ......     1,332
  1,175     Wayne County, Downriver System Sewer
              Disposal, Series B, 5.13%, 11/1/18,
              Callable 11/1/09 @ 100, MBIA ......     1,180
    215     Wayne State University, Revenue,
              5.50%, 11/15/07, Callable 11/15/03
              @ 101, Unrefunded Balance,
              AMBAC .............................       224
  2,000     Wayne State University, Revenue,
              5.38%, 11/15/14, Callable 11/15/09
              @ 101, FGIC .......................     2,095
  2,000     Wayne State University, Revenue,
              5.25%, 11/15/19, Callable 11/15/09
              @ 101, FGIC .......................     2,025
                                                   --------
                                                    279,162
                                                   --------
Puerto Rico (1.2%):
    880     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50 ..........       940
  2,195     GO, Unlimited, 6.25%, 7/1/12,
              MBIA ..............................     2,573
                                                   --------
                                                      3,513
                                                   --------
  Total Municipal Bonds                             283,803
                                                   --------
Investment Companies (0.0%):
      6     One Group Michigan Municipal Money
              Market Fund, Class I ..............         6
      0     Provident Municipal Cash Money Market
              Fund, Tax-Free Money Market (b) ...         0
                                                   --------
  Total Investment Companies                              6
                                                   --------
Total (Cost $269,756)(a)                           $283,809
                                                   ========

Continued

One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $285,364.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $15,003
                   Unrealized depreciation......................     (950)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $14,053
                                                                  =======

(b) Amount less than 1,000.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December, 31 2000.

See notes to financial statements.

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (98.7%):
Colorado (1.2%):
 $2,810     El Paso County, Single Family
              Mortgage Revenue, Series A, 0.00%,
              5/1/15, ETM .......................  $  1,361
  2,350     Housing Finance Authority, Single
              Family Mortgage Revenue, 0.00%,
              9/1/14, ETM .......................     1,188
                                                   --------
                                                      2,549
                                                   --------
Kansas (0.6%):
  1,000     Kansas City, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/14, ETM ......................       500
  1,390     Saline County, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/15, ETM ......................       655
                                                   --------
                                                      1,155
                                                   --------
Massachusetts (0.5%):
    360     State GO, Series C, 6.75%, 8/1/09,
              Callable 8/1/01 @ 102, AMBAC ......       372
    640     State GO, Series C, 6.75%, 8/1/09,
              Prerefunded 8/1/01 @ 102, AMBAC ...       663
                                                   --------
                                                      1,035
                                                   --------
Mississippi (0.5%):
  3,000     Home Corp., Single Family Mortgage
              Revenue, 0.00%, 9/15/16, Callable
              3/15/04 @ 41.70, ETM ..............     1,075
                                                   --------
Missouri (0.6%):
  1,000     State Health, Series AA, 6.40%,
              6/1/10, MBIA ......................     1,146
                                                   --------
Ohio (94.2%):
  1,000     Adams County, School District, GO,
              5.45%, 12/1/08, Callable 12/1/05 @
              102, MBIA .........................     1,066
  1,045     Akron Sewer Systems, Sewer Revenue,
              5.30%, 12/1/05, MBIA ..............     1,096
  1,000     Akron Sewer Systems, Sewer Revenue,
              5.65%, 12/1/08, Callable 12/1/06 @
              101, MBIA .........................     1,076
  1,070     Akron Sewer Systems, Sewer Revenue,
              5.50%, 12/1/12, FGIC ..............     1,165
  1,030     Akron Sewer Systems, Sewer Revenue,
              5.38%, 12/1/13, FGIC ..............     1,106
  1,000     Allen County, Justice Center, GO,
              7.00%, 12/1/15, Prerefunded 12/1/01
              @ 101, AMBAC ......................     1,037

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Avon Lake, City School District, GO,
              5.50%, 12/1/19, Callable 12/1/09 @
              102 ...............................  $  1,041
  1,280     Belmont County, Health Systems
              Revenue, Regional Hospital, 5.25%,
              1/1/08, ACA .......................     1,304
  3,000     Bexley School District, GO, 6.50%,
              12/1/16, Prerefunded 12/1/01 @
              102 ...............................     3,125
  1,000     Big Walnut School District, GO,
              7.30%, 6/1/15, Prerefunded 6/1/01 @
              102, AMBAC ........................     1,034
    725     Bowling Green State University,
              5.65%, 6/1/11, Callable 6/1/06 @
              101, AMBAC ........................       772
  1,000     Bowling Green State University,
              General Receipts, 5.00%, 6/1/03,
              FGIC ..............................     1,020
  1,000     Bowling Green State University,
              General Receipts, 5.75%, 6/1/15,
              Callable 6/1/10 @ 101, FGIC .......     1,082
  1,000     Butler County, Hospital Facilities
              Revenue, 6.75%, 11/15/10, Callable
              11/15/01 @ 102, FGIC ..............     1,040
  1,475     Butler County, Hospital Facilities
              Revenue, 4.75%, 11/15/18, Callable
              11/15/08 @ 101 ....................     1,266
    665     Capital Corporation for Housing,
              Mortgage Revenue, 5.60%, 1/1/07,
              Callable 7/1/03 @ 102, MBIA .......       684
  1,000     Capital Corporation for Housing,
              Mortgage Revenue, 5.90%, 1/1/14,
              Callable 7/1/03 @ 100, MBIA .......     1,016
  1,000     Cleveland Airport Systems Revenue,
              Series A, AMT, 5.13%, 1/1/13,
              Callable 1/1/08 @ 101, FSA ........     1,012
  4,500     Cleveland Public Power System, Power
              Revenue, 6.40%, 11/15/06,
              Prerefunded 11/15/04 @ 102,
              MBIA ..............................     4,943
  2,000     Cleveland Public Power System, Power
              Revenue, 0.00%, 11/15/09, MBIA ....     1,333
  3,000     Cleveland Public Power System, Power
              Revenue, 0.00%, 11/15/11, MBIA ....     1,796
  5,250     Cleveland Stadium Project,
              Certificates of Participation,
              0.00%, 11/15/11, ..................     3,144
  1,850     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.25%, 1/1/06,
              Callable 1/1/02 @ 102, AMBAC ......     1,921

Continued

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $3,485     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Prerefunded 1/1/02 @ 102, AMBAC ...  $  3,637
    315     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Callable 1/1/02 @ 102, AMBAC ......       328
  2,000     Cleveland Waterworks, Water Revenue,
              Series G, 5.50%, 1/1/13, MBIA .....     2,164
    500     Cleveland, GO, 7.50%, 8/1/07,
              Prerefunded 2/1/03 @ 100, AMBAC ...       534
  1,000     Cleveland, GO, 5.75%, 8/1/11,
              MBIA ..............................     1,111
  1,000     Cleveland, GO, 6.38%, 7/1/12,
              Prerefunded 7/1/02 @ 102, MBIA ....     1,052
  1,000     Cleveland, GO, 5.60%, 12/1/14,
              Callable 12/1/11 @ 100, FGIC ......     1,076
  2,150     Cleveland-Cuyahoga County, Port
              Authority Revenue, Capital
              Improvements Project, Series A,
              5.38%, 5/15/19, Callable 5/15/09 @
              102, LOC: Fifth Third Bank ........     1,910
  1,225     Columbus Municipal Airport No.
              30-E-U, GO, 6.20%, 4/15/04,
              Callable 4/15/01 @ 100 ............     1,232
  1,000     Columbus Sewer Improvements, GO,
              6.75%, 9/15/06, Callable 9/15/01 @
              100, ETM ..........................     1,019
  2,285     Columbus Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/11, Prerefunded
              5/1/03 @ 102 ......................     2,423
  1,000     Columbus Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/12, Prerefunded
              5/1/03 @ 102 ......................     1,060
  1,000     Columbus, GO, 6.40%, 1/1/07, Callable
              1/1/02 @ 102 ......................     1,041
  1,000     Columbus, Police-Fireman Disability,
              5.00%, 7/15/18, Callable 7/15/08 @
              101 ...............................     1,003
  1,000     Cuyahoga County, Economic Development
              Revenue, 5.30%, 12/1/29, Callable
              12/1/09 @ 100, LOC: KeyBank .......     1,051
  2,000     Cuyahoga County, Health Care
              Facilities, Benjamin Rose
              Institute, 5.50%, 12/1/17, Callable
              12/1/08 @ 101 .....................     1,689
  1,665     Cuyahoga County, Hospital Revenue,
              5.63%, 1/15/12, Callable 1/15/06 @
              102 ...............................     1,757

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Cuyahoga County, Hospital Revenue,
              Metrohealth System, Series A,
              5.13%, 2/15/13, Callable 2/15/07 @
              102, MBIA .........................  $  1,023
  1,000     Cuyahoga County, Hospital Revenue,
              Series A, 5.50%, 1/15/10, Callable
              1/15/06 @ 102, MBIA ...............     1,058
  1,000     Cuyahoga County, Hospital Revenue,
              W.O. Walker Center, 5.25%, 1/1/13,
              Callable 7/1/08 @ 101, AMBAC ......     1,038
  1,000     Cuyahoga County, Jail Facilities, GO,
              7.00%, 10/1/13, Prerefunded 10/1/01
              @ 102 .............................     1,042
  1,265     Defiance, Waterworks System
              Improvements, GO, 5.65%, 12/1/18,
              Callable 12/1/08 @ 102, AMBAC .....     1,336
  1,000     Delaware County, Sewer, GO, 5.60%,
              12/1/10, Callable 12/1/05 @ 101 ...     1,059
  1,000     Fairfield County, Hospital
              Improvement Revenue,
              Lancaster-Fairfield Community
              Hospital, 7.10%, 6/15/21,
              Prerefunded 6/15/01 @ 102, MBIA ...     1,034
  1,500     Franklin County, Health Care
              Facilities Revenue, 5.50%, 11/1/16,
              Callable 11/1/02 @ 102 ............     1,309
  1,000     Franklin County, Health Care
              Facilities Revenue, 5.50%, 7/1/17,
              Callable 7/1/08 @ 101 .............       844
  1,290     Franklin County, Hospital Revenue,
              Children's Hospital, 5.65%,
              11/1/08, Callable 11/1/06 @ 101 ...     1,369
  1,065     Franklin County, Hospital Revenue,
              Children's Hospital, 5.75%,
              11/1/09, Callable 11/1/06 @ 101 ...     1,133
    800     Franklin County, Hospital Revenue,
              Children's Hospital, 5.80%,
              11/1/10, Callable 11/1/06 @ 101 ...       851
  2,000     Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.50%, 5/1/07, Callable 11/1/02
              @ 102 .............................     2,104
  1,000     Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.60%, 11/1/11, Callable 11/1/01
              @ 102 .............................     1,041
  1,250     Franklin County, Mortgage Revenue,
              5.50%, 10/1/12, Callable 10/1/09 @
              101 ...............................     1,301

Continued

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $2,000     Franklin County, Revenue, Online
              Computer, Series A, 5.00%, 10/1/16,
              Callable 10/1/08 @ 101 ............  $  2,003
  1,000     Greater Cleveland Regional
              Transportation Authority, GO,
              5.60%, 12/1/11, Callable 12/1/06 @
              101, FGIC .........................     1,066
  1,600     Greene County, GO, 6.25%, 12/1/09,
              Callable 12/1/02 @ 102, AMBAC .....     1,694
  1,000     Greene County, Water System Revenue,
              6.85%, 12/1/11, Callable 12/1/01 @
              102, AMBAC ........................     1,045
  1,000     Hamilton County Waterworks, Water
              Utility Improvement Revenue, Series
              A, 6.40%, 10/15/07, Callable
              10/15/01 @ 102, MBIA ..............     1,037
  1,500     Hamilton County, Building
              Improvement, Museum Center, GO,
              6.50%, 12/1/09, Callable 12/1/01 @
              102 ...............................     1,561
  1,500     Hamilton County, Electric Systems
              Revenue, 6.13%, 10/15/08, Callable
              10/15/02 @ 102, FGIC ..............     1,576
  1,000     Hamilton County, Health Care
              Facilities Revenue, 5.13%, 10/1/18,
              Callable 10/1/08 @ 101 ............       915
  1,500     Hamilton County, Hospital Facilities
              Revenue, Bethesda Hospital, Series
              A, 6.25%, 1/1/12, Callable 1/1/03 @
              102 ...............................     1,571
    380     Hamilton County, Sewer System
              Revenue, 6.30%, 12/1/01,
              Prerefunded 6/1/01 @ 102 ..........       391
  1,065     Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%, 9/1/14,
              GNMA ..............................     1,125
  1,250     Housing Finance Agency, Multi-Family
              Housing, 5.85%, 12/1/20, Callable
              12/1/10 @ 100, AMT ................     1,275
  2,685     Housing Finance Agency, Single Family
              Mortgage Revenue, 0.00%, 1/15/15,
              Prerefunded 7/15/13 @ 86.08 .......     1,248
  1,000     Huron County, Correctional Facility,
              Issue I, GO, 5.70%, 12/1/11,
              Callable 12/1/07 @ 102, MBIA ......     1,090
  1,000     Kent State University, General
              Receipts Revenue, 6.45%, 5/1/12,
              Prerefunded 5/1/02 @ 102, AMBAC ...     1,050

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $3,000     Lakewood Sanitation Sewer System,
              Special Obligation, 6.40%, 12/1/11,
              Prerefunded 12/1/01 @ 102 .........  $  3,123
  2,535     Lakota School District, GO, 5.10%,
              12/1/14, Callable 12/1/08 @ 101,
              FGIC ..............................     2,594
  1,000     Logan County School District, GO,
              7.10%, 12/1/12, Prerefunded 12/1/01
              @ 101, AMBAC ......................     1,038
  1,000     Lorain County, Hospital Revenue,
              5.63%, 9/1/14, Callable 9/1/07 @
              102, MBIA .........................     1,055
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              6.00%, 9/1/05, MBIA ...............     1,071
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              5.63%, 9/1/12, Callable 9/1/07 @
              102, MBIA .........................     1,068
  1,000     Lucas County Hospital Group, Revenue,
              5.63%, 11/15/13, Callable 11/15/09
              @ 101, AMBAC ......................     1,070
  1,000     Lucas County Hospital Group, Revenue,
              5.63%, 11/15/15, Callable 11/15/09
              @ 101, AMBAC ......................     1,059
  2,430     Lucas County, Multi-Family Revenue,
              5.20%, 11/1/18, Callable 11/1/08 @
              102 ...............................     2,333
  2,700     Mahoning Valley Sanitation District,
              Revenue, 5.13%, 12/15/16, Callable
              12/15/08 @ 101, FSA ...............     2,744
  2,500     Middleburg Heights Hospital, 5.70%,
              8/15/10, Callable 8/15/08 @ 102,
              FSA ...............................     2,725
  1,000     Minster Local School District, GO,
              5.50%, 12/1/18, Callable 12/1/10 @
              101, FSA ..........................     1,046
  1,000     Montgomery County Hospital, Grandview
              Hospital, 5.35%, 12/1/08, Callable
              12/1/07 @ 102, ETM ................     1,062
  1,575     Montgomery County Hospital, Grandview
              Hospital, 5.65%, 12/1/12,
              Prerefunded 12/1/09 @ 100 .........     1,711
  2,000     Montgomery County, Sisters of
              Charity, Series A, 6.50%, 5/15/08,
              Callable 5/15/01 @ 102, MBIA ......     2,056
  1,495     Newark, GO, 0.00%, 12/1/11, FGIC ....       893
  1,000     Nordonia Hills Local Schools, School
              Improvement, 0.00%,12/1/13,
              AMBAC .............................       529

Continued

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Northeast Ohio, Regional Sewer
              District Wastewater, Sewer Revenue,
              6.50%, 11/15/08, Prerefunded
              11/15/01 @ 101, AMBAC .............  $  1,031
  1,000     Ohio Capital Corp., Multi-Family
              Housing Revenue, Series M, 5.90%,
              2/1/14, Callable 2/1/03 @ 100,
              FHA ...............................     1,013
  1,000     Ohio State University, General
              Receipts, 5.50%, 12/1/15, Callable
              12/1/09 @ 101 .....................     1,056
    500     Olentangy Local School District, GO,
              7.75%, 12/1/11, BIG ...............       642
    565     Olmstead Falls School District, GO,
              6.85%, 12/15/11, Prerefunded
              12/15/04 @ 102, FGIC ..............       631
  1,000     Plain Local School District, GO,
              5.80%, 12/01/15, Callable 12/01/10
              @ 100, FGIC .......................     1,083
  2,600     Portage County, Robinson Memorial
              Hospital Project, 5.63%, 11/15/07,
              Callable 11/15/04 @ 102, MBIA .....     2,757
  1,160     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.65%, 2/1/12, Callable
              2/1/10 @ 100 ......................     1,216
  1,000     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.70%, 2/1/13, Callable
              2/1/10 @ 100 ......................     1,046
  1,000     Sandusky County, Hospital Facility
              Revenue, Memorial Hospital, 5.10%,
              1/1/09, Callable 1/1/08 @ 102 .....       929
  1,000     Sandusky School District, GO, 7.30%,
              12/1/10, Callable 3/9/01 @ 102 ....     1,022
  1,000     Shaker Heights City Schools, GO,
              7.10%, 12/15/10 ...................     1,150
  1,260     Southwest Licking Local School
              District, GO, 5.75%, 12/1/14,
              FGIC ..............................     1,403
  1,710     Springfield County, School District,
              GO, 0.00%, 12/1/12, AMBAC .........       964
  2,480     State Building Authority, 5.25%,
              10/1/17, Callable 10/1/09 @ 101 ...     2,536
  2,000     State Building Authority, Adult
              Correctional Building, Series A,
              6.13%, 10/1/09, Callable 10/1/03 @
              102 ...............................     2,129
  1,000     State Building Authority, Adult
              Correctional Building, Series A,
              5.50%, 4/1/13, Callable 4/1/07 @
              101, AMBAC ........................     1,052

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     State Building Authority, Highway
              Safety Building, 5.38%, 10/1/09,
              Callable 4/1/07 @ 101, AMBAC ......  $  1,062
  1,000     State Building Authority, State
              Correctional Facilities, Series A,
              6.50%, 10/1/01 ....................     1,019
  1,000     State Building Authority, State
              Facilities, Administration Building
              Funds, Series A, 5.75%, 10/1/06,
              Callable 10/1/04 @ 102, MBIA ......     1,069
  1,165     State Building Authority, State
              Facilities, Transportation Building
              Fund, Series A, 6.50%, 9/1/09,
              Callable 9/1/04 @ 102, AMBAC ......     1,272
  1,300     State Department Administrative
              Services, 5.00%, 6/15/17, Callable
              12/15/07 @ 102 ....................     1,300
  2,500     State Educational Loan Revenue,
              Series A-1, AMT, 5.55%, 12/1/11,
              Callable 6/1/07 @ 102, AMBAC ......     2,619
  1,750     State Elementary & Secondary
              Education, 5.63%, 12/1/06 .........     1,878
  2,510     State Fresh Water Development, Water
              Revenue, 5.80%, 6/1/11, Callable
              6/1/05 @ 102, AMBAC ...............     2,789
  1,000     State Higher Educational Facilities,
              Denison University, 5.25%, 11/1/16,
              Callable 11/1/06 @ 101 ............     1,017
  3,750     State Higher Educational Facilities,
              Revenue, 0.00%, 12/1/13, Callable
              12/1/06 @ 101, AMBAC ..............     3,175
  1,000     State Higher Educational Loan,
              Revenue, Series A-1, AMT, 5.40%,
              12/1/09, Callable 6/1/07 @ 102,
              AMBAC .............................     1,046
  1,955     State Infrastructure Improvements,
              GO, 5.75%, 2/1/16, Callable 2/1/10
              @ 100 .............................     2,097
  5,155     State Turnpike Commission, Revenue,
              Series A, 5.50%, 2/15/14 ..........     5,580
  2,250     State Water Authority, PCR, 5.50%,
              6/1/13, Callable 12/1/07 @ 101,
              MBIA ..............................     2,379
  1,000     State Water Development Authority,
              Pollution Control Facilities,
              5.50%, 12/1/09, Callable 6/1/05 @
              101, MBIA .........................     1,054
  1,500     State Water Development Authority,
              Water Development Revenue, 7.00%,
              12/1/09, Callable 6/1/01 @ 102,
              ETM, AMBAC ........................     1,737

Continued

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102 ............  $  1,131
    800     Toledo Sewer System Revenue, 6.20%,
              11/15/02, AMBAC ...................       830
  1,000     Toledo Sewer System Revenue, 5.25%,
              11/15/13, Callable 11/15/09 @
              102 ...............................     1,047
  1,000     Toledo, GO, 5.63%, 12/1/11, Callable
              12/1/06 @ 102, AMBAC ..............     1,077
  2,050     Toledo, Lucas County Port Authority,
              Development Revenue, 5.10%,
              5/15/12, Callable 5/15/09 @ 102 ...     1,827
  1,000     Toledo, Lucas County Port Authority,
              Development, Revenue, Northwest
              Ohio, Series E, AMT, 6.10%,
              11/15/10 ..........................     1,001
  1,500     Toledo, Lucas County Port Authority,
              Development, Revenue, Series F,
              AMT, 6.00%, 11/15/07 ..............     1,509
  1,000     Toledo, Lucas County Port Authority,
              Revenue, AMT, 6.13%, 11/15/09 .....     1,023
  1,000     University of Cincinnati,
              Certificates of Participation,
              University & College Improvements,
              6.75%, 12/1/09, Callable 12/1/01 @
              102, MBIA .........................     1,044
  1,000     University of Cincinnati, General
              Receipts, 5.75%, 6/1/13, Callable
              6/1/06 @ 101 ......................     1,060
  1,000     University of Cincinnati, General
              Receipts, University & College
              Improvements, 7.00%, 6/1/11,
              Callable 6/1/01 @ 102 .............     1,031
  1,000     University of Cincinnati, Revenue,
              Series R-2, 6.25%, 6/1/09, Callable
              12/1/02 @ 102 .....................     1,057

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     West Geauga Local School District,
              5.00%, 11/1/10, AMBAC .............  $  1,038
  1,000     Westerville, Minerva Park & Blendon
              Joint Township, St. Ann's Hospital,
              Series B, 6.80%, 9/15/06, Callable
              9/15/01 @ 102, AMBAC, ETM .........     1,040
  2,750     Westerville, Minerva Park & Blendon
              Joint Township, St. Ann's Hospital,
              Series B, 7.00%, 9/15/12, Callable
              9/15/01 @ 102, AMBAC, ETM .........     2,863
                                                   --------
                                                    192,863
                                                   --------
Texas (0.5%):
  2,500     Southeast Texas Housing Finance
              Corp., 0.00%, 9/1/17, ETM, MBIA ...     1,057
                                                   --------
Washington (0.6%):
  1,000     State, GO, Series A & AT-6, 6.25%,
              2/1/11 ............................     1,127
                                                   --------
  Total Municipal Bonds                             202,007
                                                   --------
INVESTMENT COMPANIES (0.7%):
    301     Fidelity Ohio Tax Free Money Market
              Fund ..............................       301
      6     One Group Ohio Municipal Money Market
              Fund, Class I .....................         6
  1,105     Provident Municipal Cash Money Market
              Fund, Tax-Free Money Market .......     1,105
                                                   --------
  Total Investment Companies                          1,412
                                                   --------
Total (Cost $194,410)(a)                           $203,419
                                                   ========

------------
Percentages indicated are based on net assets of $204,596.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $10,139
                   Unrealized depreciation......................   (1,130)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 9,009
                                                                  =======

See notes to financial statements.

One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS (99.7%):
Kansas (1.7%):
 $3,225     Labette County, Single Family
              Mortgage, Revenue, 0.00%,
              12/1/14 ............................  $ 1,613
                                                    -------
Maryland (0.8%):
  2,610     Prince Georges County Housing
              Authority, Multi-Family Housing
              Revenue, Foxglenn Apartments, Series
              A, AMT, 0.00%, 5/20/22, Callable
              5/20/01 @ 30.41, GNMA ..............      777
                                                    -------
Ohio (0.6%):
    500     Columbus, GO, 8.13%, 5/1/04 ..........      561
                                                    -------
Puerto Rico (3.7%):
  2,400     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50 ...........    2,564
  1,000     Industrial Tourist, Educational,
              Medical and Environmental Control
              Facilities, Auxilio Mutuo Hospital
              Obligation Group, 5.80%, 7/1/06,
              Callable 1/1/05 @ 102, MBIA ........    1,076
                                                    -------
                                                      3,640
                                                    -------
Virginia (0.2%):
    200     State Public School Authority,
              Revenue, Series A, 6.30%, 8/1/01 ...      203
                                                    -------
West Virginia (92.7%):
  1,000     Berkeley County, Building Community,
              Hospital Revenue, City Hospital
              Project, 6.50%, 11/1/09, Callable
              11/1/02
              @ 102 ..............................    1,011
    800     Berkeley County, Education Board, GO,
              5.55%, 4/1/02 ......................      814
    900     Berkeley County, Education Board, GO,
              5.60%, 4/1/03 ......................      926
  1,525     Brooke Pleasants Tyler Wetzel
              Counties, Single Family Mortgage,
              Revenue, 7.40%, 8/15/10, ETM .......    1,869
  1,670     Cabell County, Education Board, GO,
              6.60%, 5/1/04, MBIA, ETM ...........    1,798
  1,500     Cabell County, Education Board, GO,
              6.00%, 5/1/06, MBIA, ETM ...........    1,628
     70     Charles Town Residential Mortgage,
              Revenue, Series A, 5.40%, 9/1/02 ...       71
     70     Charles Town Residential Mortgage,
              Revenue, Series A, 5.56%, 3/1/03 ...       71
     55     Charles Town Residential Mortgage,
              Revenue, Series A, 5.70%, 9/1/04,
              Callable 3/1/03 @ 102 ..............       56

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  970     Charleston Building Community, Lease
              Revenue, 5.30%, 6/1/12, Callable
              6/1/09 @ 102 .......................  $   976
  1,010     Charleston Parking Revenue, Series B,
              6.75%, 6/1/08, Callable 12/1/04
              @ 102 ..............................    1,107
  1,120     Charleston Urban Renewal Authority
              Lease, Diamond Project, Series A,
              5.75%, 12/15/18, Callable 12/15/09 @
              102, FSA ...........................    1,201
  1,020     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/08, FSA ........................      720
  1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/11, FSA ........................      603
  1,000     Clarksburg Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/12, FSA ........................      568
  1,000     Economic Development Authority, Lease
              Revenue, Capitol Parking Garage
              Project, 5.63%, 6/1/16, AMBAC ......    1,056
    790     Fairmont Waterworks Revenue, 5.30%,
              7/1/09, Callable 7/1/07 @ 102,
              MBIA ...............................      841
    925     Fairmont Waterworks Revenue, 5.50%,
              7/1/12, Callable 7/1/07 @ 102,
              MBIA ...............................      983
  2,500     Harrison County, Board of Education,
              GO, 6.40%, 5/1/07, FGIC ............    2,794
  2,000     Harrison County, Community Special
              Obligation, Revenue, Series A,
              6.25%, 5/15/10, ETM ................    2,273
  1,500     Harrison County, Education Board, GO,
              6.30%, 5/1/05, FGIC ................    1,626
    735     Jackson County, Residential Mortgage
              Revenue, 7.38%, 6/1/10, FGIC,
              ETM ................................      893
  1,000     Jefferson County Board of Education,
              Public School, GO, 5.25%, 7/1/09 ...    1,053
  3,260     Kanawha Mercer Nicholas Counties,
              Single Family Mortgage Revenue,
              0.00%, 2/1/15, Prerefunded 2/1/14 @
              89.85 ..............................    1,525
  4,550     Kanawha-Putnam County, Single Family
              Mortgage Revenue, Series A, 0.00%,
              12/1/16, AMBAC, ETM ................    2,019
  1,590     Keyser Housing Corp., Mortgage
              Revenue, 7.25%, 4/1/21, Callable
              11/1/00 @ 100, FHA .................    1,593
 $1,065     Marion County, Single Family Mortgage
              Revenue, 7.38%, 8/1/11, FGIC,
              ETM ................................    1,309

Continued

One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  500     Marshall County, Special Obligation,
              6.50%, 5/15/10, ETM ................  $   563
  1,000     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/03, MBIA ............    1,061
    440     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/04, MBIA ............      478
    300     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/05, MBIA ............      333
  1,000     Monongalia County, Building Community,
              Healthcare Revenue, 5.75%, 11/15/14,
              Callable 11/15/02 @ 102 ............      859
  1,295     Parkersburg Waterworks & Sewer System,
              Revenue, 5.50%, 3/1/10, Callable
              9/1/06 @ 102, FSA ..................    1,381
  1,335     Parkersburg Waterworks & Sewer System,
              Revenue, 5.50%, 9/1/10, Callable
              9/1/06 @ 102, FSA ..................    1,424
  1,000     Pleasants County, PCR, Potomac Power,
              6.15%, 5/1/15, Callable 5/1/05 @
              102, AMBAC .........................    1,070
  1,000     Pleasants County, PCR, Potomac Power,
              6.15%, 5/1/15, Callable 5/1/05 @
              102, MBIA ..........................    1,070
  1,750     Pleasants County, PCR, West Penn
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, AMBAC ................    1,873
  1,015     Putnam County, PCR, FMC Corp., 5.63%,
              10/1/13, Callable 10/1/07 @ 102 ....      950
  2,000     Raleigh Fayette & Nicholas Counties,
              Special Obligation, 6.25%, 8/1/11,
              ETM ................................    2,299
  1,000     School Building Authority, Revenue,
              Capital Improvement, 6.25%, 7/1/01,
              MBIA ...............................    1,011
    200     School Building Authority, Revenue,
              Capital Improvement, Series B,
              6.75%, 7/1/06, MBIA ................      224
  2,825     School Building Authority, Revenue,
              Capital Improvement, 5.50%, 7/1/11,
              Callable 7/1/07 @ 102, AMBAC .......    3,020
  1,000     School Building Authority, Revenue,
              Capital Improvement, Series B,
              6.00%, 7/1/12, Callable 7/1/02 @
              100, MBIA ..........................    1,024
  3,500     School Building Authority, Revenue,
              Capital Improvement, Series B,
              5.40%, 7/1/17, Callable 7/1/07 @
              102, FSA ...........................    3,603

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/08,
              Callable 7/1/07 @ 102, MBIA ........  $ 1,055
  1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/09,
              Callable 7/1/07 @ 102, MBIA ........    1,057
  1,000     State Capital Appreciation
              Infrastructure-A, GO, 0.00%,
              11/1/13, FGIC ......................      532
  1,000     State Capital Appreciation
              Infrastructure-A, GO, 0.00%,
              11/1/14, FGIC ......................      501
    250     State GO, 5.25%, 3/1/01 ..............      250
    200     State GO, 5.70%, 6/1/01 ..............      201
  1,200     State GO, 6.10%, 6/1/03, Callable
              6/1/01 @ 100 .......................    1,208
  1,000     State GO, 5.25%, 6/1/08, FGIC ........    1,056
  1,000     State GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC ...............................    1,074
  1,000     State GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC ...............................    1,073
  1,000     State GO, 5.75%, 6/1/15, Callable
              6/1/09 @ 101 .......................    1,074
    500     State Hospital Finance Authority,
              Hospital Revenue, 5.70%, 1/1/04,
              Callable 1/1/02 @ 102, MBIA ........      516
  2,350     State Hospital Finance Authority,
              Hospital Revenue, 5.10%, 6/1/06,
              Callable 6/1/03 @ 102, MBIA ........    2,414
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @ 102, MBIA ........    1,035
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.75%, 9/1/13,
              Callable 9/1/05 @ 102, MBIA ........    1,060
    895     State Hospital Finance Authority,
              Hospital Revenue, 6.50%, 9/1/16,
              ETM ................................    1,043
    190     State Housing Development, 6.30%,
              11/1/03, Callable 5/1/02 @ 103,
              FHA ................................      198
    195     State Housing Development, 6.40%,
              5/1/04, Callable 5/1/02 @ 103,
              FHA ................................      205
    205     State Housing Development, 6.40%,
              11/1/04, Callable 5/1/02 @ 103,
              FHA ................................      215
    245     State Housing Development, 6.75%,
              11/1/10, Callable 5/1/02 @ 103,
              FHA ................................      258
    315     State Housing Development, 6.75%,
              5/1/11, Callable 5/1/02 @ 103,
              FHA ................................      331
    320     State Housing Development, 6.75%,
              11/1/11, Callable 5/1/02 @ 103,
              FHA ................................      336

Continued

One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  655     State Housing Development, AMT, 5.65%,
              11/1/15, Callable 11/1/07 @ 102  ...  $   672
  1,500     State Roads, GO, 5.20%, 6/1/14 .......    1,548
  1,075     State Roads, GO, 5.25%, 6/1/16,
              Callable 6/1/09 @ 101, FSA .........    1,106
    970     State Roads, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 101, FGIC ........    1,016
  1,500     State University, Revenue, 5.75%,
              4/1/03, AMBAC ......................    1,552
  1,500     State University, Revenue, 5.75%,
              4/1/04, Callable 4/1/03 @ 102,
              AMBAC ..............................    1,571
  1,000     State University, Revenue, 6.00%,
              4/1/07, Callable 4/1/03 @ 102,
              AMBAC ..............................    1,054
  1,000     State University, Revenue, 6.00%,
              4/1/12, Callable 4/1/03 @ 102,
              AMBAC ..............................    1,053
    130     State Water Development Authority,
              Revenue, Loan Program, Series A,
              6.90%, 11/1/01 .....................      133
    160     State Water Development Authority,
              Revenue, Loan Program, Series A,
              7.10%, 11/1/04, Callable 11/1/01 @
              102 ................................      166
  2,000     State Water Development Authority,
              Revenue, Loan Program, Series A,
              7.00%, 11/1/11, Callable 11/1/01 @
              102, FSA ...........................    2,083
  1,000     State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101 .......................    1,083
  1,125     University Revenue, Series A, 5.25%,
              4/1/13, Callable 4/1/08 @ 102,
              AMBAC ..............................    1,167
  1,000     University Revenue, 0.00%, 4/1/16 ....      458

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,000     University Revenue, 0.00%, 4/1/17 ....   $  432
  1,000     University Revenue, 0.00%, 4/1/18 ....      407
    750     University Revenues, State University
              System, Marshall University Library,
              5.60%, 4/1/11, Callable 4/1/06 @
              101, AMBAC .........................      794
    620     Water Development Authority,
              Infrastructure Revenue, Series A,
              5.35%, 10/1/13, Callable 10/1/10
              @ 100, FSA .........................      649
    770     Water Development Authority,
              Infrastructure Revenue, Series A,
              5.40%, 10/1/14, Callable 10/1/10
              @ 100, FSA .........................      804
  1,000     Wheeling Waterworks & Sewer System,
              Revenue, 5.40%, 6/1/11, Callable
              6/1/07 @ 100, FGIC .................    1,048
  1,200     Wheeling Waterworks & Sewer System,
              Revenue, Series C, 6.60%, 6/1/12,
              Prerefunded 6/1/02 @ 100, FGIC .....    1,242
                                                    -------
                                                     90,357
                                                    -------
  Total Municipal Bonds                              97,151
                                                    -------
INVESTMENT COMPANIES (0.0%):
     13     One Group Municipal Money Market Fund,
              Class I ............................       13
      5     Provident Municipal Cash Money Market
              Fund, Tax-Free Money Market ........        5
                                                    -------
  Total Investment Companies                             18
                                                    -------
Total (Cost $91,720)(a)                             $97,169
                                                    =======

------------
Percentages indicated are based on net assets of $97,415.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation .....................  $5,658
                   Unrealized depreciation .....................    (209)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $5,449
                                                                  ======

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2000
Abbreviations

ACA          Insured by American Capital Access

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

BIG          Insured by Bond Insurance Guarantee

ETM          Escrowed to Maturity

FGIC         Insured by Financial Guaranty Insurance Corporation

FHA          Federal Housing Administration

FHLMC        Insured by Freddie Mac

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GSL          Guaranteed Student Loans

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

PCR          Pollution Control Revenue

PSFG         Permanent School Funding Guarantee

VA           Veterans Administration

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                                                            ARIZONA
                                                       SHORT-TERM   INTERMEDIATE   TAX-FREE   MUNICIPAL    MUNICIPAL
                                                       MUNICIPAL      TAX-FREE       BOND       INCOME       BOND
                                                       BOND FUND     BOND FUND       FUND        FUND        FUND
                                                       ----------   ------------   --------   ----------   ---------
ASSETS:
Investments, at cost ................................   $119,960      $711,494     $610,448   $1,153,940   $179,874
Unrealized appreciation (depreciation) from
  investments .......................................      1,022        28,472      40,814        23,253      8,101
                                                        --------      --------     --------   ----------   --------
Investments, at value ...............................    120,982       739,966     651,262     1,177,193    187,975
Cash ................................................         --            65          --            50         --
Interest and dividends receivable ...................      1,521        10,550       9,868        15,391      4,023
Receivable for capital shares issued ................         --            --          35            66         --
Deferred organization costs .........................         18            --          --            --         --
Prepaid expenses and other assets ...................          1             4           3            17          1
                                                        --------      --------     --------   ----------   --------
Total Assets ........................................    122,522       750,585     661,168     1,192,717    191,999
                                                        --------      --------     --------   ----------   --------
LIABILITIES:
Short term line of credit payable ...................         --         4,300          --        10,200         --
Cash overdraft ......................................        216            --          --            --         --
Dividends payable ...................................        448         2,877       2,540         4,706        726
Payable to brokers for investments purchased ........         --            --       5,842         1,047         --
Payable for capital shares redeemed .................         --             2       1,960           263         --
Accrued expenses and other payables:
  Investment advisory fees ..........................         35           255         220           369         65
  Administration fees ...............................         17           102          89           161         26
  Distribution fees .................................          2            14          13           115          1
  Other .............................................         91           278         259           437         91
                                                        --------      --------     --------   ----------   --------
Total Liabilities ...................................        809         7,828      10,923        17,298        909
                                                        --------      --------     --------   ----------   --------
NET ASSETS:
Capital .............................................    121,951       738,649     619,608     1,193,907    186,636
Undistributed (distributions in excess of) net
  investment income .................................         26           267         106           208         23
Accumulated undistributed net realized gains (losses)
  from investment transactions ......................     (1,286)      (24,631)    (10,283)      (41,949)    (3,670)
Net unrealized appreciation (depreciation) from
  investments .......................................      1,022        28,472      40,814        23,253      8,101
                                                        --------      --------     --------   ----------   --------
Net Assets ..........................................   $121,713      $742,757     $650,245   $1,175,419   $191,090
                                                        ========      ========     ========   ==========   ========
NET ASSETS:
  Class I ...........................................   $116,815      $699,523     $602,818   $  918,309   $187,660
  Class A ...........................................      3,760        35,431      42,743       147,954      2,702
  Class B ...........................................      1,138         7,803       4,684        92,336        728
  Class C ...........................................         --            --          --        16,820         --
                                                        --------      --------     --------   ----------   --------
Total ...............................................   $121,713      $742,757     $650,245   $1,175,419   $191,090
                                                        ========      ========     ========   ==========   ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ...........................................     11,666        64,863      47,349        94,075     19,298
  Class A ...........................................        376         3,287       3,354        15,108        280
  Class B ...........................................        113           722         368         9,466         75
  Class C ...........................................         --            --          --         1,725         --
                                                        --------      --------     --------   ----------   --------
Total ...............................................     12,155        68,872      51,071       120,374     19,653
                                                        ========      ========     ========   ==========   ========
Net Asset Value
  Class I -- Offering and redemption price per
  share .............................................   $  10.01      $  10.78     $ 12.73    $     9.76   $   9.72
                                                        ========      ========     ========   ==========   ========
  Class A -- Redemption price per share .............   $   9.99      $  10.78     $ 12.74    $     9.79   $   9.65
                                                        ========      ========     ========   ==========   ========
      Maximum sales charge ..........................       3.00%         4.50%       4.50%         4.50%      4.50%
                                                        ========      ========     ========   ==========   ========
      Maximum offering price per share (100%/(100% -
        maximum sales charge) of net asset value
        adjusted to the nearest cent) ...............   $  10.30      $  11.29     $ 13.34    $    10.25   $  10.10
                                                        ========      ========     ========   ==========   ========
  Class B -- Offering price per share (a) ...........   $  10.05      $  10.81     $ 12.73    $     9.75   $   9.74
                                                        ========      ========     ========   ==========   ========
  Class C -- Offering price per share (a) ...........                                         $     9.75
                                                                                              ==========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.
See notes to financial statements.
                                        79
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--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2000
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                       KENTUCKY    LOUISIANA   MICHIGAN      OHIO      WEST VIRGINIA
                                                       MUNICIPAL   MUNICIPAL   MUNICIPAL   MUNICIPAL     MUNICIPAL
                                                       BOND FUND   BOND FUND   BOND FUND   BOND FUND     BOND FUND
                                                       ---------   ---------   ---------   ---------   -------------
ASSETS:
Investments, at cost ................................  $140,017    $130,866    $269,756    $194,410       $91,720
Unrealized appreciation (depreciation) from
  investments .......................................     6,841       5,822      14,053       9,009         5,449
                                                       --------    --------    --------    --------       -------
Investments, at value ...............................   146,858     136,688     283,809     203,419        97,169
Cash ................................................        --          --          --          35            --
Interest and dividends receivable ...................     2,209       2,107       3,008       2,150         1,227
Receivable for capital shares issued ................         1         170         120          38           144
Prepaid expenses and other assets ...................         1           1           1           1             1
                                                       --------    --------    --------    --------       -------
Total Assets ........................................   149,069     138,966     286,938     205,643        98,541
                                                       --------    --------    --------    --------       -------
LIABILITIES:
Cash overdraft ......................................        --          --         212          --           628
Dividends payable ...................................       571         518       1,106         793           381
Payable to brokers for investments purchased ........        --         210          --          --            --
Payable for capital shares redeemed .................         2          --          --          37            --
Accrued expenses and other payables:
  Investment advisory fees ..........................        50          46          97          68            33
  Administration fees ...............................        20          19          39          28            13
  Distribution fees .................................        12          19          18          40             6
  Other .............................................        65          88         102          81            65
                                                       --------    --------    --------    --------       -------
Total Liabilities ...................................       720         900       1,574       1,047         1,126
                                                       --------    --------    --------    --------       -------
NET ASSETS:
Capital .............................................   144,734     134,305     282,878     203,993        93,625
Undistributed (distributions in excess of) net
  investment income .................................        24          24          74          31            18
Accumulated undistributed net realized gains (losses)
  from investment transactions ......................    (3,250)     (2,085)    (11,641)     (8,437)       (1,677)
Net unrealized appreciation (depreciation) from
  investments .......................................     6,841       5,822      14,053       9,009         5,449
                                                       --------    --------    --------    --------       -------
Net Assets ..........................................  $148,349    $138,066    $285,364    $204,596       $97,415
                                                       ========    ========    ========    ========       =======
NET ASSETS:
  Class I ...........................................  $126,781    $ 73,691    $230,017    $128,945       $85,834
  Class A ...........................................     8,810      54,484      43,273      33,642         4,938
  Class B ...........................................    12,758       9,891      12,074      42,009         6,643
                                                       --------    --------    --------    --------       -------
Total ...............................................  $148,349    $138,066    $285,364    $204,596       $97,415
                                                       ========    ========    ========    ========       =======
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ...........................................    12,448       7,330      21,610      11,968         8,544
  Class A ...........................................       864       5,419       4,062       3,113           488
  Class B ...........................................     1,259         984       1,173       3,861           657
                                                       --------    --------    --------    --------       -------
Total ...............................................    14,571      13,733      26,845      18,942         9,689
                                                       ========    ========    ========    ========       =======
Net Asset Value
  Class I -- Offering and redemption price per
    share ...........................................  $  10.18    $  10.05    $  10.64    $  10.77       $ 10.04
                                                       ========    ========    ========    ========       =======
  Class A -- Redemption price per share .............  $  10.19    $  10.05    $  10.65    $  10.80       $ 10.12
                                                       ========    ========    ========    ========       =======
      Maximum sales charge ..........................      4.50%       4.50%       4.50%       4.50%         4.50%
                                                       ========    ========    ========    ========       =======
      Maximum offering price per share (100%/(100% -
        maximum sales charge) of net asset value
        adjusted to the nearest cent) ...............  $  10.67    $  10.52    $  11.15    $  11.31       $ 10.60
                                                       ========    ========    ========    ========       =======
  Class B -- Offering price per share (a) ...........  $  10.13    $  10.05    $  10.29    $  10.88       $ 10.11
                                                       ========    ========    ========    ========       =======

------------

(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                       SHORT-TERM   INTERMEDIATE               MUNICIPAL    ARIZONA
                                                       MUNICIPAL      TAX-FREE     TAX-FREE     INCOME     MUNICIPAL
                                                       BOND FUND     BOND FUND     BOND FUND     FUND      BOND FUND
                                                       ----------   ------------   ---------   ---------   ---------
INVESTMENT INCOME:
Interest income .....................................    $3,047       $20,095       $17,736     $32,009     $ 5,250
Dividend income .....................................        15           219           189         308          23
                                                         ------       -------       -------     -------     -------
Total Income ........................................     3,062        20,314        17,925      32,317       5,273
                                                         ------       -------       -------     -------     -------
EXPENSES:
Investment advisory fees ............................       361         2,297         1,464       2,583         444
Administration fees .................................        97           617           525         925         159
Distribution fees (Class A) .........................         5            60            67         261           4
Distribution fees (Class B) .........................         5            39            20         455           4
Distribution fees (Class C) .........................        --            --            --          84          --
Custodian fees ......................................         3            18            11          22           4
Interest expense ....................................        --             8            --           6          --
Legal and audit fees ................................         3             5             4           7           3
Trustees' fees and expenses .........................         1             5             4           9           2
Transfer agent fees .................................         2            13            12          56           2
Registration and filing fees ........................        13            18            15          32           5
Printing and mailing costs ..........................         2            15            12          26           3
Organization costs ..................................         4            --            --          --          --
Other ...............................................         7            28            17          52           9
                                                         ------       -------       -------     -------     -------
Total expenses before waivers .......................       503         3,123         2,151       4,518         639
Less waivers ........................................      (164)         (779)         (190)       (626)        (51)
                                                         ------       -------       -------     -------     -------
Net Expenses ........................................       339         2,344         1,961       3,892         588
                                                         ------       -------       -------     -------     -------
Net Investment Income ...............................     2,723        17,970        15,964      28,425       4,685
                                                         ------       -------       -------     -------     -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions ......................................        88         1,004         3,313       1,399         780
Net change in unrealized appreciation (depreciation)
  from investments ..................................     1,321        25,347        26,673      34,745       4,672
                                                         ------       -------       -------     -------     -------
Net realized/unrealized gains (losses) from
  investment transactions ...........................     1,409        26,351        29,986      36,144       5,452
                                                         ------       -------       -------     -------     -------
Change in net assets resulting from operations ......    $4,132       $44,321       $45,950     $64,569     $10,137
                                                         ======       =======       =======     =======     =======

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2000
(Amounts in thousands)
(Unaudited)

                                                       KENTUCKY    LOUISIANA   MICHIGAN      OHIO      WEST VIRGINIA
                                                       MUNICIPAL   MUNICIPAL   MUNICIPAL   MUNICIPAL     MUNICIPAL
                                                       BOND FUND   BOND FUND   BOND FUND   BOND FUND     BOND FUND
                                                       ---------   ---------   ---------   ---------   -------------
INVESTMENT INCOME:
Interest income .....................................   $4,077      $3,885      $ 7,662     $ 5,621       $2,771
Dividend income .....................................       23          12           60          40           19
                                                        ------      ------      -------     -------       ------
Total Income ........................................    4,100       3,897        7,722       5,661        2,790
                                                        ------      ------      -------     -------       ------
EXPENSES:
Investment advisory fees ............................      334         426          635         606          227
Administration fees .................................      120         115          227         163           81
Distribution fees (Class A) .........................       15          97           65          60            8
Distribution fees (Class B) .........................       65          49           56         207           33
Custodian fees ......................................        4           4            5           5            3
Legal and audit fees ................................        3           3            3           3            2
Trustees' fees and expenses .........................        2           2            2           2            1
Transfer agent fees .................................        7          14            8          19            3
Registration and filing fees ........................        5           6           12           7            5
Printing and mailing costs ..........................        3           3            4           4            2
Other ...............................................       13           9            8          14            8
                                                        ------      ------      -------     -------       ------
Total expenses before waivers .......................      571         728        1,025       1,090          373
Less waivers ........................................      (48)       (181)         (97)       (255)         (30)
                                                        ------      ------      -------     -------       ------
Net Expenses ........................................      523         547          928         835          343
                                                        ------      ------      -------     -------       ------
Net Investment Income ...............................    3,577       3,350        6,794       4,826        2,447
                                                        ------      ------      -------     -------       ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions ......................................       38         224          (44)       (103)        (173)
Net change in unrealized appreciation (depreciation)
  from investments ..................................    4,158       4,155       11,449       6,478        3,305
                                                        ------      ------      -------     -------       ------
Net realized/unrealized gains (losses) from
  investment transactions ...........................    4,196       4,379       11,405       6,375        3,132
                                                        ------      ------      -------     -------       ------
Change in net assets resulting from operations ......   $7,773      $7,729      $18,199     $11,201       $5,579
                                                        ======      ======      =======     =======       ======

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                   SHORT-TERM MUNICIPAL       INTERMEDIATE TAX-FREE            TAX-FREE
                                                         BOND FUND                  BOND FUND                  BOND FUND
                                                  -----------------------   -------------------------   -----------------------
                                                   SIX MONTHS      YEAR      SIX MONTHS       YEAR       SIX MONTHS      YEAR
                                                     ENDED        ENDED        ENDED         ENDED         ENDED        ENDED
                                                  DECEMBER 31,   JUNE 30,   DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,
                                                      2000         2000         2000          2000          2000         2000
                                                  ------------   --------   ------------   ----------   ------------   --------
                                                  (UNAUDITED)               (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ......................    $  2,723     $  5,222     $ 17,970     $   43,160     $ 15,964     $ 36,337
    Net realized gains (losses) from investment
      transactions .............................          88       (1,371)       1,004        (18,424)       3,313      (11,540)
    Net change in unrealized appreciation
      (depreciation) from investments ..........       1,321         (382)      25,347         (7,712)      26,673       (8,737)
                                                    --------     --------     --------     ----------     --------     --------
Change in net assets resulting from
  operations ...................................       4,132        3,469       44,321         17,024       45,950       16,060
                                                    --------     --------     --------     ----------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................      (2,618)      (5,094)     (17,020)       (41,325)     (14,903)     (34,532)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................         (67)        (109)        (766)        (1,521)        (883)      (1,685)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................         (19)         (19)        (148)          (314)         (82)        (120)
                                                    --------     --------     --------     ----------     --------     --------
Change in net assets from shareholder
  distributions ................................      (2,704)      (5,222)     (17,934)       (43,160)     (15,868)     (36,337)
                                                    --------     --------     --------     ----------     --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................        (220)     (12,713)     (60,704)      (254,441)     (26,589)    (169,506)
                                                    --------     --------     --------     ----------     --------     --------
Change in net assets ...........................       1,208      (14,466)     (34,317)      (280,577)       3,493     (189,783)
NET ASSETS:
    Beginning of period ........................     120,505      134,971      777,074      1,057,651      646,752      836,535
                                                    --------     --------     --------     ----------     --------     --------
    End of period ..............................    $121,713     $120,505     $742,757     $  777,074     $650,245     $646,752
                                                    ========     ========     ========     ==========     ========     ========

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                          MUNICIPAL              ARIZONA MUNICIPAL        KENTUCKY MUNICIPAL
                                                         INCOME FUND                 BOND FUND                 BOND FUND
                                                  -------------------------   -----------------------   -----------------------
                                                   SIX MONTHS       YEAR       SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                     ENDED         ENDED         ENDED        ENDED        ENDED        ENDED
                                                  DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                      2000          2000          2000         2000         2000         2000
                                                  ------------   ----------   ------------   --------   ------------   --------
                                                  (UNAUDITED)                 (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ......................   $   28,425    $   53,646     $  4,685     $ 10,556     $  3,577     $  7,028
    Net realized gains (losses) from investment
      transactions .............................        1,399       (37,766)         780       (4,433)          38       (1,556)
    Net change in unrealized appreciation
      (depreciation) from investments ..........       34,745       (13,470)       4,672       (1,189)       4,158       (1,652)
                                                   ----------    ----------     --------     --------     --------     --------
Change in net assets resulting from
  operations ...................................       64,569         2,410       10,137        4,934        7,773        3,820
                                                   ----------    ----------     --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................      (22,451)      (40,733)      (4,592)     (10,441)      (3,094)      (6,052)
    From net realized gains from investment
      transactions .............................           --            --           --       (1,563)          --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................       (3,540)       (8,268)         (56)         (89)        (200)        (402)
    From net realized gains from investment
      transactions .............................           --            --           --          (13)          --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................       (1,892)       (3,976)         (14)         (26)        (259)        (574)
    From net realized gains from investment
      transactions .............................           --            --           --           (5)          --           --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .................         (352)         (669)
                                                   ----------    ----------     --------     --------     --------     --------
Change in net assets from shareholder
  distributions ................................      (28,235)      (53,646)      (4,662)     (12,137)      (3,553)      (7,028)
                                                   ----------    ----------     --------     --------     --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................       30,218       115,677      (13,242)     (29,739)      (2,129)       1,339
                                                   ----------    ----------     --------     --------     --------     --------
Change in net assets ...........................       66,552        64,441       (7,767)     (36,942)       2,091       (1,869)
NET ASSETS:
    Beginning of period ........................    1,108,867     1,044,426      198,857      235,799      146,258      148,127
                                                   ----------    ----------     --------     --------     --------     --------
    End of period ..............................   $1,175,419    $1,108,867     $191,090     $198,857     $148,349     $146,258
                                                   ==========    ==========     ========     ========     ========     ========

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                    LOUISIANA MUNICIPAL       MICHIGAN MUNICIPAL          OHIO MUNICIPAL
                                                         BOND FUND                 BOND FUND                 BOND FUND
                                                  -----------------------   -----------------------   -----------------------
                                                   SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,   DECEMBER 31,   JUNE 30,
                                                      2000         2000         2000         2000         2000         2000
                                                  ------------   --------   ------------   --------   ------------   --------
                                                  (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ......................    $  3,350     $  8,175     $  6,794     $ 14,567     $  4,826     $ 10,577
    Net realized gains (losses) from investment
      transactions .............................         224       (2,311)         (44)     (11,596)        (103)      (3,956)
    Net change in unrealized appreciation
      (depreciation) from investments ..........       4,155       (2,021)      11,449         (758)       6,478       (2,964)
                                                    --------     --------     --------     --------     --------     --------
Change in net assets resulting from
  operations ...................................       7,729        3,843       18,199        2,213       11,201        3,657
                                                    --------     --------     --------     --------     --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................      (1,853)      (4,648)      (5,660)     (12,818)      (3,157)      (7,280)
    From net realized gains from investment
      transactions .............................          --          (76)          --         (423)          --           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................      (1,278)      (3,118)        (841)      (1,374)        (803)      (1,398)
    From net realized gains from investment
      transactions .............................          --          (53)          --          (42)          --           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................        (195)        (409)        (228)        (375)        (840)      (1,899)
    From net realized gains from investment
      transactions .............................          --           (8)          --          (16)          --           --
                                                    --------     --------     --------     --------     --------     --------
Change in net assets from shareholder
  distributions ................................      (3,326)      (8,312)      (6,729)     (15,048)      (4,800)     (10,577)
                                                    --------     --------     --------     --------     --------     --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................     (14,610)     (40,376)        (751)     (50,953)      (1,079)     (30,878)
                                                    --------     --------     --------     --------     --------     --------
Change in net assets ...........................     (10,207)     (44,845)      10,719      (63,788)       5,322      (37,798)
NET ASSETS:
    Beginning of period ........................     148,273      193,118      274,645      338,433      199,274      237,072
                                                    --------     --------     --------     --------     --------     --------
    End of period ..............................    $138,066     $148,273     $285,364     $274,645     $204,596     $199,274
                                                    ========     ========     ========     ========     ========     ========

See notes to financial statements.

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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                              WEST VIRGINIA MUNICIPAL
                                                                     BOND FUND
                                                              ------------------------
                                                               SIX MONTHS       YEAR
                                                                 ENDED         ENDED
                                                              DECEMBER 31,    JUNE 30,
                                                                  2000          2000
                                                              ------------    --------
                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income .................................    $  2,447      $  5,151
     Net realized gains (losses) from investment
      transactions .........................................        (173)       (1,504)
     Net change in unrealized appreciation (depreciation)
      from investments .....................................       3,305          (925)
                                                                --------      --------
Change in net assets resulting from operations .............       5,579         2,722
                                                                --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income ............................      (2,193)       (4,696)
     From net realized gains from investment
      transactions .........................................          --           (34)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income ............................        (103)         (166)
     From net realized gains from investment
      transactions .........................................          --            (1)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income ............................        (133)         (289)
     From net realized gains from investment
      transactions .........................................          --            (3)
                                                                --------      --------
Change in net assets from shareholder distributions ........      (2,429)       (5,189)
                                                                --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital transactions .............      (8,159)       (4,575)
                                                                --------      --------
Change in net assets .......................................      (5,009)       (7,042)
NET ASSETS:
     Beginning of period ...................................     102,424       109,466
                                                                --------      --------
     End of period .........................................    $ 97,415      $102,424
                                                                ========      ========

See notes to financial statements.

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--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                   SHORT-TERM MUNICIPAL       INTERMEDIATE TAX-FREE              TAX-FREE
                                                         BOND FUND                  BOND FUND                   BOND FUND
                                                  -----------------------    ------------------------    ------------------------
                                                   SIX MONTHS      YEAR       SIX MONTHS      YEAR        SIX MONTHS      YEAR
                                                     ENDED        ENDED         ENDED         ENDED         ENDED         ENDED
                                                  DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,     DECEMBER 31,   JUNE 30,
                                                      2000         2000          2000         2000           2000         2000
                                                  ------------   --------    ------------   ---------    ------------   ---------
                                                  (UNAUDITED)                (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ................      $ 19,439     $58,691       $ 17,120     $  88,533      $ 32,927     $  99,564
  Dividends reinvested .......................           325         153            620            30           609           248
  Cost of shares redeemed ....................       (20,854)    (73,498)       (80,394)     (340,121)      (68,355)     (266,714)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in net assets from Class I capital
    transactions .............................      $ (1,090)    $(14,654)     $(62,654)    $(251,558)     $(34,819)    $(166,902)
                                                    ========     ========      ========     =========      ========     =========
CLASS A SHARES:
  Proceeds from shares issued ................      $  1,166     $ 5,247       $  6,415     $  15,099      $ 33,609     $  12,643
  Dividends reinvested .......................            59          73            435           886           516         1,150
  Cost of shares redeemed ....................          (557)     (4,082)        (4,837)      (17,597)      (26,927)      (17,472)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in net assets from Class A capital
    transactions .............................      $    668     $ 1,238       $  2,013     $  (1,612)     $  7,198     $  (3,679)
                                                    ========     ========      ========     =========      ========     =========
CLASS B SHARES:
  Proceeds from shares issued ................      $    186     $   850       $    246     $   1,473      $  1,242     $   2,032
  Dividends reinvested .......................            16          15             99           233            55            77
  Cost of shares redeemed ....................            --        (162)          (408)       (2,977)         (265)       (1,034)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in net assets from Class B capital
    transactions .............................      $    202     $   703       $    (63)    $  (1,271)     $  1,032     $   1,075
                                                    ========     ========      ========     =========      ========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued .....................................         1,952       5,916          1,619         8,436         2,666         8,261
  Reinvested .................................            33          15             59             3            50            20
  Redeemed ...................................        (2,095)     (7,413)        (7,613)      (32,612)       (5,533)      (22,109)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in Class I Shares ...................          (110)      1,482         (5,935)      (24,173)       (2,817)      (13,828)
                                                    ========     ========      ========     =========      ========     =========
CLASS A SHARES:
  Issued .....................................           117         533            611         1,442         2,709         1,043
  Reinvested .................................             6           7             41            85            42            95
  Redeemed ...................................           (56)       (415)          (459)       (1,688)       (2,162)       (1,447)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in Class A Shares ...................            67         125            193          (161)          589          (309)
                                                    ========     ========      ========     =========      ========     =========
CLASS B SHARES:
  Issued .....................................            18          84             24           141           101           168
  Reinvested .................................             2           2              9            22             4             6
  Redeemed ...................................            --         (16)           (39)         (285)          (21)          (86)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in Class B Shares ...................            20          70             (6)         (122)           84            88
                                                    ========     ========      ========     =========      ========     =========

See notes to financial statements.

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One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                        MUNICIPAL               ARIZONA MUNICIPAL           KENTUCKY MUNICIPAL
                                                       INCOME FUND                  BOND FUND                   BOND FUND
                                                 ------------------------    ------------------------    ------------------------
                                                  SIX MONTHS      YEAR        SIX MONTHS      YEAR        SIX MONTHS      YEAR
                                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                 DECEMBER 31,   JUNE 30,     DECEMBER 31,   JUNE 30,     DECEMBER 31,   JUNE 30,
                                                     2000         2000           2000         2000           2000         2000
                                                 ------------   ---------    ------------   ---------    ------------   ---------
                                                 (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ...............      $105,669     $ 372,775      $  6,246     $  28,522      $ 13,362     $  38,594
  Dividends reinvested ......................           876           116             5           611            49            51
  Cost of shares redeemed ...................       (73,583)     (223,714)      (19,730)      (59,601)      (15,004)      (34,127)
                                                   --------     ---------      --------     ---------      --------     ---------
  Change in net assets from Class I capital
    transactions ............................      $ 32,962     $ 149,177      $(13,479)    $ (30,468)     $ (1,593)    $   4,518
                                                   ========     =========      ========     =========      ========     =========
CLASS A SHARES:
  Proceeds from shares issued ...............      $ 23,388     $  75,901      $    907     $   2,130      $  1,196     $   1,796
  Dividends reinvested ......................         2,865         6,962            13            36           148           283
  Cost of shares redeemed ...................       (27,332)     (117,633)         (677)       (1,529)       (1,016)       (3,715)
                                                   --------     ---------      --------     ---------      --------     ---------
  Change in net assets from Class A capital
    transactions ............................      $ (1,079)    $ (34,770)     $    243     $     637      $    328     $  (1,636)
                                                   ========     =========      ========     =========      ========     =========
CLASS B SHARES:
  Proceeds from shares issued ...............      $  5,501     $  20,683      $     40     $     306      $    339     $   2,194
  Dividends reinvested ......................         1,340         2,885             9            18           177           403
  Cost of shares redeemed ...................        (7,498)      (26,595)          (55)         (232)       (1,380)       (4,140)
                                                   --------     ---------      --------     ---------      --------     ---------
  Change in net assets from Class B capital
    transactions ............................      $   (657)    $  (3,027)     $     (6)    $      92      $   (864)    $  (1,543)
                                                   ========     =========      ========     =========      ========     =========
CLASS C SHARES:
  Proceeds from shares issued ...............      $  2,411     $  12,112
  Dividends reinvested ......................           307           584
  Cost of shares redeemed ...................        (3,726)       (8,399)
                                                   --------     ---------
  Change in net assets from Class C capital
    transactions ............................      $ (1,008)    $   4,297
                                                   ========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ....................................        11,017        39,008           653         3,000         1,334         3,915
  Reinvested ................................            91            12             1            65             5             5
  Redeemed ..................................        (7,667)      (23,482)       (2,059)       (6,312)       (1,501)       (3,453)
                                                   --------     ---------      --------     ---------      --------     ---------
  Change in Class I Shares ..................         3,441        15,538        (1,405)       (3,247)         (162)          467
                                                   ========     =========      ========     =========      ========     =========
CLASS A SHARES:
  Issued ....................................         2,430         7,878            95           227           119           181
  Reinvested ................................           299           726             1             4            15            29
  Redeemed ..................................        (2,835)      (12,308)          (71)         (162)         (101)         (374)
                                                   --------     ---------      --------     ---------      --------     ---------
  Change in Class A Shares ..................          (106)       (3,704)           25            69            33          (164)
                                                   ========     =========      ========     =========      ========     =========
CLASS B SHARES:
  Issued ....................................           574         2,152             5            32            34           222
  Reinvested ................................           140           302             1             2            18            41
  Redeemed ..................................          (783)       (2,799)           (6)          (25)         (139)         (421)
                                                   --------     ---------      --------     ---------      --------     ---------
  Change in Class B Shares ..................           (69)         (345)           --             9           (87)         (158)
                                                   ========     =========      ========     =========      ========     =========
CLASS C SHARES:
  Issued ....................................           253         1,264
  Reinvested ................................            32            61
  Redeemed ..................................          (391)         (881)
                                                   --------     ---------
  Change in Class C Shares ..................          (106)          444
                                                   ========     =========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                    LOUISIANA MUNICIPAL         MICHIGAN MUNICIPAL            OHIO MUNICIPAL
                                                         BOND FUND                  BOND FUND                   BOND FUND
                                                  -----------------------    ------------------------    ------------------------
                                                   SIX MONTHS      YEAR       SIX MONTHS      YEAR        SIX MONTHS      YEAR
                                                     ENDED        ENDED         ENDED         ENDED         ENDED         ENDED
                                                  DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,     DECEMBER 31,   JUNE 30,
                                                      2000         2000          2000         2000           2000         2000
                                                  ------------   --------    ------------   ---------    ------------   ---------
                                                  (UNAUDITED)                (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ................      $  6,938     $10,088       $ 13,463     $  46,616      $  9,150     $  21,850
  Dividends reinvested .......................            26           9            342           453            64            38
  Cost of shares redeemed ....................       (15,826)    (33,760)       (27,121)     (111,122)      (10,608)      (51,336)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in net assets from Class I capital
    transactions .............................      $ (8,862)    $(23,663)     $(13,316)    $ (64,053)     $ (1,394)    $ (29,448)
                                                    ========     ========      ========     =========      ========     =========
CLASS A SHARES:
  Proceeds from shares issued ................      $  3,505     $ 5,895       $ 14,272     $  21,485      $  6,015     $  13,675
  Dividends reinvested .......................           784       1,951            605         1,073           705         1,143
  Cost of shares redeemed ....................        (9,742)    (23,817)        (3,817)      (13,099)       (6,506)       (8,630)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in net assets from Class A capital
    transactions .............................      $ (5,453)    $(15,971)     $ 11,060     $   9,459      $    214     $   6,188
                                                    ========     ========      ========     =========      ========     =========
CLASS B SHARES:
  Proceeds from shares issued ................      $    678     $ 1,584       $  2,206     $   5,623      $  2,649     $   5,768
  Dividends reinvested .......................           141         298            163           284           664         1,567
  Cost of shares redeemed ....................        (1,114)     (2,624)          (864)       (2,266)       (3,212)      (14,953)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in net assets from Class B capital
    transactions .............................      $   (295)    $  (742)      $  1,505     $   3,641      $    101     $  (7,618)
                                                    ========     ========      ========     =========      ========     =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued .....................................           702       1,028          1,296         4,592           864         2,090
  Reinvested .................................             3           1             33            44             6             4
  Redeemed ...................................        (1,603)     (3,470)        (2,610)      (10,882)       (1,006)       (4,914)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in Class I Shares ...................          (898)     (2,441)        (1,281)       (6,246)         (136)       (2,820)
                                                    ========     ========      ========     =========      ========     =========
CLASS A SHARES:
  Issued .....................................           352         599          1,377         2,085           568         1,308
  Reinvested .................................            80         200             58           105            67           109
  Redeemed ...................................          (989)     (2,447)          (368)       (1,285)         (607)         (824)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in Class A Shares ...................          (557)     (1,648)         1,067           905            28           593
                                                    ========     ========      ========     =========      ========     =========
CLASS B SHARES:
  Issued .....................................            69         163            221           567           248           544
  Reinvested .................................            14          31             16            29            62           148
  Redeemed ...................................          (113)       (270)           (86)         (233)         (301)       (1,417)
                                                    --------     --------      --------     ---------      --------     ---------
  Change in Class B Shares ...................           (30)        (76)           151           363             9          (725)
                                                    ========     ========      ========     =========      ========     =========

See notes to financial statements.

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--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                              WEST VIRGINIA MUNICIPAL
                                                                     BOND FUND
                                                              ------------------------
                                                               SIX MONTHS       YEAR
                                                                 ENDED         ENDED
                                                              DECEMBER 31,    JUNE 30,
                                                                  2000          2000
                                                              ------------    --------
                                                              (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued ..............................    $  3,414      $ 10,656
  Dividends reinvested .....................................           8            19
  Cost of shares redeemed ..................................     (12,366)      (14,878)
                                                                --------      --------
  Change in net assets from Class I capital transactions ...    $ (8,944)     $ (4,203)
                                                                ========      ========
CLASS A SHARES:
  Proceeds from shares issued ..............................    $  1,536      $  1,183
  Dividends reinvested .....................................          35            94
  Cost of shares redeemed ..................................        (448)       (1,089)
                                                                --------      --------
  Change in net assets from Class A capital transactions ...    $  1,123      $    188
                                                                ========      ========
CLASS B SHARES:
  Proceeds from shares issued ..............................    $    264      $  1,306
  Dividends reinvested .....................................         101           219
  Cost of shares redeemed ..................................        (703)       (2,085)
                                                                --------      --------
  Change in net assets from Class B capital transactions ...    $   (338)     $   (560)
                                                                ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued ...................................................         346         1,097
  Reinvested ...............................................           1             2
  Redeemed .................................................      (1,252)       (1,527)
                                                                --------      --------
  Change in Class I Shares .................................        (905)         (428)
                                                                ========      ========
CLASS A SHARES:
  Issued ...................................................         155           121
  Reinvested ...............................................           3             9
  Redeemed .................................................         (45)         (111)
                                                                --------      --------
  Change in Class A Shares .................................         113            19
                                                                ========      ========
CLASS B SHARES:
  Issued ...................................................          27           133
  Reinvested ...............................................          10            23
  Redeemed .................................................         (71)         (213)
                                                                --------      --------
  Change in Class B Shares .................................         (34)          (57)
                                                                ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        SHORT-TERM MUNICIPAL BOND FUND
                                                              ---------------------------------------------------
                                                                                CLASS I SHARES
                                                              ---------------------------------------------------
                                                               SIX MONTHS      YEAR     SIX MONTHS      MAY 4,
                                                                 ENDED        ENDED       ENDED        1998 TO
                                                              DECEMBER 31,   JUNE 30,    JUNE 30,    DECEMBER 31,
                                                                  2000         2000      1999 (a)      1998 (b)
                                                              ------------   --------   ----------   ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................    $   9.90     $  10.02    $  10.16      $  10.00
                                                                --------     --------    --------      --------
Investment Activities:
  Net investment income ....................................        0.23         0.41        0.19          0.25
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................        0.11        (0.12)      (0.14)         0.16
                                                                --------     --------    --------      --------
     Total from Investment Activities ......................        0.34         0.29        0.05          0.41
                                                                --------     --------    --------      --------
Distributions:
  Net investment income ....................................       (0.23)       (0.41)      (0.19)        (0.25)
                                                                --------     --------    --------      --------
NET ASSET VALUE, END OF PERIOD .............................    $  10.01     $   9.90    $  10.02      $  10.16
                                                                ========     ========    ========      ========
Total Return ...............................................        3.43%(c)     2.93%       0.50%(c)      4.15%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $116,815     $116,527    $132,902      $118,296
  Ratio of expenses to average net assets ..................        0.55%(d)     0.57%       0.62%(d)      0.61%(d)
  Ratio of net investment income to average net assets .....        4.53%(d)     4.09%       3.79%(d)      3.75%(d)
  Ratio of expenses to average net assets* .................        0.55%(d)     0.89%       0.80%(d)      0.70%(d)
  Portfolio turnover (e) ...................................       24.32%      113.70%      74.84%        32.23%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        SHORT-TERM MUNICIPAL BOND FUND
                                                              ---------------------------------------------------
                                                                                CLASS A SHARES
                                                              ---------------------------------------------------
                                                               SIX MONTHS      YEAR     SIX MONTHS      MAY 4,
                                                                 ENDED        ENDED       ENDED        1998 TO
                                                              DECEMBER 31,   JUNE 30,    JUNE 30,    DECEMBER 31,
                                                                  2000         2000      1999 (a)      1998 (b)
                                                              ------------   --------   ----------   ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $ 9.87       $10.01      $10.15        $10.00
                                                                 ------       ------      ------        ------
Investment Activities:
  Net investment income ....................................       0.21         0.38        0.19          0.22
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................       0.12        (0.14)      (0.15)         0.16
                                                                 ------       ------      ------        ------
     Total from Investment Activities ......................       0.33         0.24        0.04          0.38
                                                                 ------       ------      ------        ------
Distributions:
  Net investment income ....................................      (0.21)       (0.38)      (0.18)        (0.23)
                                                                 ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD .............................     $ 9.99       $ 9.87      $10.01        $10.15
                                                                 ======       ======      ======        ======
Total Return (Excludes Sales Charge) .......................       3.42%(c)     2.47%       0.37%(c)      3.89%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $3,760       $3,053      $1,843        $  559
  Ratio of expenses to average net assets ..................       0.80%(d)     0.82%       0.86%(d)      0.86%(d)
  Ratio of net investment income to average net assets .....       4.28%(d)     3.91%       3.48%(d)      3.53%(d)
  Ratio of expenses to average net assets* .................       0.80%(d)     1.24%       1.16%(d)      0.99%(d)
  Portfolio turnover (e) ...................................      24.32%      113.70%      74.84%        32.23%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        SHORT-TERM MUNICIPAL BOND FUND
                                                              ---------------------------------------------------
                                                                                CLASS B SHARES
                                                              ---------------------------------------------------
                                                               SIX MONTHS      YEAR     SIX MONTHS      MAY 4,
                                                                 ENDED        ENDED       ENDED        1998 TO
                                                              DECEMBER 31,   JUNE 30,    JUNE 30,    DECEMBER 31,
                                                                  2000         2000      1999 (a)      1998 (b)
                                                              ------------   --------   ----------   ------------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $ 9.94       $10.05      $10.19        $10.00
                                                                 ------       ------      ------        ------
Investment Activities:
  Net investment income ....................................       0.18         0.31        0.15          0.13
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................       0.11        (0.11)      (0.14)         0.21
                                                                 ------       ------      ------        ------
     Total from Investment Activities ......................       0.29         0.20        0.01          0.34
                                                                 ------       ------      ------        ------
Distributions:
  Net investment income ....................................      (0.18)       (0.31)      (0.15)        (0.15)
                                                                 ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD .............................     $10.05       $ 9.94      $10.05        $10.19
                                                                 ======       ======      ======        ======
Total Return (Excludes Sales Charge) .......................       2.98%(c)     2.08%       0.11%(c)      3.48%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................     $1,138       $  925      $  226        $  112
  Ratio of expenses to average net assets ..................       1.40%(d)     1.47%       1.55%(d)      1.61%(d)
  Ratio of net investment income to average net assets .....       3.68%(d)     3.24%       2.80%(d)      2.43%(d)
  Ratio of expenses to average net assets* .................       1.40%(d)     1.89%       1.80%(d)      1.68%(d)
  Portfolio turnover (e) ...................................      24.32%      113.70%      74.84%        32.23%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INTERMEDIATE TAX-FREE BOND FUND
                                               ---------------------------------------------------------------------
                                                                          CLASS I SHARES
                                               ---------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                        YEAR ENDED JUNE 30,
                                               DECEMBER 31,   ------------------------------------------------------
                                                   2000         2000        1999        1998       1997       1996
                                               ------------   --------   ----------   --------   --------   --------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........    $  10.41     $  10.68   $    11.15   $  10.92   $  10.67   $  10.64
                                                 --------     --------   ----------   --------   --------   --------
Investment Activities:
  Net investment income .....................        0.25         0.49         0.50       0.52       0.54       0.52
  Net realized and unrealized gains (losses)
    from investment transactions ............        0.37        (0.27)       (0.30)      0.31       0.27       0.04
                                                 --------     --------   ----------   --------   --------   --------
    Total from Investment Activities ........        0.62         0.22         0.20       0.83       0.81       0.56
                                                 --------     --------   ----------   --------   --------   --------
Distributions:
  Net investment income .....................       (0.25)       (0.49)       (0.50)     (0.52)     (0.54)     (0.51)
  Net realized gains ........................          --           --        (0.17)     (0.08)     (0.02)     (0.02)
                                                 --------     --------   ----------   --------   --------   --------
    Total Distributions .....................       (0.25)       (0.49)       (0.67)     (0.60)     (0.56)     (0.53)
                                                 --------     --------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD ..............    $  10.78     $  10.41   $    10.68   $  11.15   $  10.92   $  10.67
                                                 ========     ========   ==========   ========   ========   ========
Total Return ................................        6.04%(a)     2.19%        1.71%      7.74%      7.76%      5.39%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $699,523     $737,277   $1,013,839   $493,686   $451,089   $217,201
  Ratio of expenses to average net assets ...        0.59%(b)     0.59%        0.59%      0.60%      0.58%      0.54%
  Ratio of net investment income to average
    net assets ..............................        4.71%(b)     4.72%        4.49%      4.70%      5.05%      4.87%
  Ratio of expenses to average net
    assets* .................................        0.60%(b)     0.80%        0.81%      0.81%      0.81%      0.87%
  Portfolio turnover (c) ....................       51.31%       86.32%      108.41%    109.03%     86.89%    111.58%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             INTERMEDIATE TAX-FREE BOND FUND
                                               ------------------------------------------------------------
                                                                      CLASS A SHARES
                                               ------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                    YEAR ENDED JUNE 30,
                                               DECEMBER 31,   ---------------------------------------------
                                                   2000        2000      1999      1998      1997     1996
                                               ------------   -------   -------   -------   ------   ------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........    $ 10.41      $ 10.67   $ 11.14   $ 10.91   $10.67   $10.63
                                                 -------      -------   -------   -------   ------   ------
Investment Activities:
  Net investment income .....................       0.24         0.47      0.47      0.50     0.51     0.50
  Net realized and unrealized gains (losses)
    from investment transactions ............       0.37        (0.26)    (0.30)     0.31     0.26     0.05
                                                 -------      -------   -------   -------   ------   ------
    Total from Investment Activities ........       0.61         0.21      0.17      0.81     0.77     0.55
                                                 -------      -------   -------   -------   ------   ------
Distributions:
  Net investment income .....................      (0.24)       (0.47)    (0.47)    (0.50)   (0.51)   (0.49)
  Net realized gains ........................         --           --     (0.17)    (0.08)   (0.02)   (0.02)
                                                 -------      -------   -------   -------   ------   ------
    Total Distributions .....................      (0.24)       (0.47)    (0.64)    (0.58)   (0.53)   (0.51)
                                                 -------      -------   -------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD ..............    $ 10.78      $ 10.41   $ 10.67   $ 11.14   $10.91   $10.67
                                                 =======      =======   =======   =======   ======   ======
Total Return (Excludes Sales Charge) ........       5.90%(a)     2.03%     1.45%     7.50%    7.39%    5.28%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $35,431      $32,200   $34,725   $14,515   $8,457   $6,622
  Ratio of expenses to average net assets ...       0.84%(b)     0.84%     0.84%     0.85%    0.83%    0.79%
  Ratio of net investment income to average
    net assets ..............................       4.46%(b)     4.48%     4.28%     4.45%    4.75%    4.62%
  Ratio of expenses to average net
    assets* .................................       0.85%(b)     1.15%     1.16%     1.16%    1.15%    1.22%
  Portfolio turnover (c) ....................      51.31%       86.32%   108.41%   109.03%   86.89%  111.58%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            INTERMEDIATE TAX-FREE BOND FUND
                                               ---------------------------------------------------------
                                                                    CLASS B SHARES
                                               ---------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                  YEAR ENDED JUNE 30,
                                               DECEMBER 31,   ------------------------------------------
                                                   2000        2000     1999     1998     1997     1996
                                               ------------   ------   ------   ------   ------   ------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........     $10.44      $10.69   $11.16   $10.93   $10.68   $10.65
                                                  ------      ------   ------   ------   ------   ------
Investment Activities:
  Net investment income .....................       0.20        0.40     0.40     0.43     0.45     0.43
  Net realized and unrealized gains (losses)
    from investment transactions ............       0.37       (0.25)   (0.30)    0.31     0.27     0.04
                                                  ------      ------   ------   ------   ------   ------
    Total from Investment Activities ........       0.57        0.15     0.10     0.74     0.72     0.47
                                                  ------      ------   ------   ------   ------   ------
Distributions:
  Net investment income .....................      (0.20)      (0.40)   (0.40)   (0.43)   (0.45)   (0.42)
  Net realized gains ........................         --          --    (0.17)   (0.08)   (0.02)   (0.02)
                                                  ------      ------   ------   ------   ------   ------
    Total Distributions .....................      (0.20)      (0.40)   (0.57)   (0.51)   (0.47)   (0.44)
                                                  ------      ------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD ..............     $10.81      $10.44   $10.69   $11.16   $10.93   $10.68
                                                  ======      ======   ======   ======   ======   ======
Total Return (Excludes Sales Charge) ........       5.55%(a)    1.46%    0.80%    6.81%    6.82%    4.48%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........     $7,803      $7,597   $9,087   $5,659   $3,307   $2,439
  Ratio of expenses to average net assets ...       1.49%(b)    1.48%    1.49%    1.50%    1.47%    1.44%
  Ratio of net investment income to average
    net assets ..............................       3.81%(b)    3.81%    3.58%    3.80%    4.09%    3.97%
  Ratio of expenses to average net
    assets* .................................       1.50%(b)    1.79%    1.81%    1.81%    1.78%    1.87%
  Portfolio turnover (c) ....................      51.31%      86.32%  108.41%  109.03%   86.89%  111.58%

------------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     TAX-FREE BOND FUND
                                    ------------------------------------------------------------------------------------
                                                                       CLASS I SHARES
                                    ------------------------------------------------------------------------------------
                                     SIX MONTHS      YEAR     SIX MONTHS                                      MARCH 1,
                                       ENDED        ENDED       ENDED         YEAR ENDED DECEMBER 31,         1995 TO
                                    DECEMBER 31,   JUNE 30,    JUNE 30,    ------------------------------   DECEMBER 31,
                                        2000         2000      1999 (a)      1998       1997       1996       1995 (b)
                                    ------------   --------   ----------   --------   --------   --------   ------------
                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ............    $  12.15     $  12.44    $  12.98    $  12.86   $  12.36   $  12.63     $  12.06
                                      --------     --------    --------    --------   --------   --------     --------
Investment Activities:
  Net investment income ..........        0.31         0.60        0.29        0.60       0.61       0.65         0.52
  Net realized and unrealized
    gains (losses) from investment
    transactions .................        0.58        (0.29)      (0.52)       0.16       0.51      (0.20)        0.81
                                      --------     --------    --------    --------   --------   --------     --------
    Total from Investment
      Activities .................        0.89         0.31       (0.23)       0.76       1.12       0.45         1.33
                                      --------     --------    --------    --------   --------   --------     --------
Distributions:
  Net investment income ..........       (0.31)       (0.60)      (0.30)      (0.61)     (0.62)     (0.61)       (0.52)
  Net realized gains .............          --           --       (0.01)      (0.03)        --      (0.01)       (0.24)
  In excess of net realized
    gains ........................          --           --          --          --         --      (0.10)          --
                                      --------     --------    --------    --------   --------   --------     --------
    Total Distributions ..........       (0.31)       (0.60)      (0.31)      (0.64)     (0.62)     (0.72)       (0.76)
                                      --------     --------    --------    --------   --------   --------     --------
NET ASSET VALUE, END OF PERIOD ...    $  12.73     $  12.15    $  12.44    $  12.98   $  12.86   $  12.36     $  12.63
                                      ========     ========    ========    ========   ========   ========     ========
Total Return .....................        7.38%(c)     2.64%      (1.78)%(c)     6.01%     9.32%     3.76%       11.20%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ........................    $602,818     $609,667    $795,839    $841,715   $355,814   $338,104     $240,160
  Ratio of expenses to average net
    assets .......................        0.58%(d)     0.60%       0.63%(d)     0.63%     0.60%      0.58%        0.54%(d)
  Ratio of net investment income
    to average net assets ........        4.93%(d)     4.96%       4.60%(d)     4.61%     4.90%      4.79%        4.95%(d)
  Ratio of expenses to average net
    assets* ......................        0.58%(d)     0.66%       0.66%(d)     0.63%     0.60%      0.68%        0.67%(d)
  Portfolio turnover (e) .........       21.40%       44.41%      37.90%      22.05%     32.08%     64.51%       69.31%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

(b) Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      TAX-FREE BOND FUND
                                       ---------------------------------------------------------------------------------
                                                                        CLASS A SHARES
                                       ---------------------------------------------------------------------------------
                                        SIX MONTHS      YEAR     SIX MONTHS                                   MARCH 1,
                                          ENDED        ENDED       ENDED        YEAR ENDED DECEMBER 31,       1995 TO
                                       DECEMBER 31,   JUNE 30,    JUNE 30,    ---------------------------   DECEMBER 31,
                                           2000         2000      1999 (a)     1998      1997      1996       1995 (b)
                                       ------------   --------   ----------   -------   -------   -------   ------------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ...............    $ 12.16      $ 12.44     $ 12.99     $ 12.87   $ 12.36   $ 12.64     $ 12.06
                                         -------      -------     -------     -------   -------   -------     -------
Investment Activities:
  Net investment income .............       0.29         0.57        0.28        0.55      0.56      0.59        0.48
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................       0.58        (0.28)      (0.53)       0.17      0.54     (0.18)       0.82
                                         -------      -------     -------     -------   -------   -------     -------
    Total from Investment
      Activities ....................       0.87         0.29       (0.25)       0.72      1.10      0.41        1.30
                                         -------      -------     -------     -------   -------   -------     -------
Distributions:
  Net investment income .............      (0.29)       (0.57)      (0.29)      (0.57)    (0.59)    (0.58)      (0.48)
  Net realized gains ................         --           --       (0.01)      (0.03)       --     (0.01)      (0.24)
  In excess of net realized gains ...         --           --          --          --        --     (0.10)         --
                                         -------      -------     -------     -------   -------   -------     -------
    Total Distributions .............      (0.29)       (0.57)      (0.30)      (0.60)    (0.59)    (0.69)      (0.72)
                                         -------      -------     -------     -------   -------   -------     -------
NET ASSET VALUE, END OF PERIOD ......    $ 12.74      $ 12.16     $ 12.44     $ 12.99   $ 12.87   $ 12.36     $ 12.64
                                         =======      =======     =======     =======   =======   =======     =======
Total Return (Excludes Sales
  Charge) ...........................       7.24%(c)     2.47%      (1.97)%(c)    5.74%    9.13%     3.36%      10.95%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................    $42,743      $33,629     $38,253     $47,176   $34,729   $29,352     $ 7,426
  Ratio of expenses to average net
    assets ..........................       0.83%(d)     0.85%       0.87%(d)    0.88%     0.85%     0.83%       0.89%(d)
  Ratio of net investment income to
    average net assets ..............       4.66%(d)     4.72%       4.34%(d)    4.36%     4.65%     4.54%       4.57%(d)
  Ratio of expenses to average net
    assets* .........................       0.83%(d)     1.00%       0.95%(d)    0.88%     0.85%     0.89%       1.04%(d)
  Portfolio turnover (e) ............      21.40%       44.41%      37.90%      22.05%    32.08%    64.51%      69.31%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

(b) Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  TAX-FREE BOND FUND
                                    ------------------------------------------------------------------------------
                                                                    CLASS B SHARES
                                    ------------------------------------------------------------------------------
                                     SIX MONTHS      YEAR     SIX MONTHS                                APRIL 4,
                                       ENDED        ENDED       ENDED      YEAR ENDED DECEMBER 31,      1995 TO
                                    DECEMBER 31,   JUNE 30,    JUNE 30,    ------------------------   DECEMBER 31,
                                        2000         2000      1999(a)      1998     1997     1996    1995 (b)(c)
                                    ------------   --------   ----------   ------   ------   ------   ------------
                                    (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ............     $12.16       $12.44      $12.99     $12.86   $12.36   $12.65      $12.17
                                       ------       ------      ------     ------   ------   ------      ------
Investment Activities:
  Net investment income ..........       0.25         0.49        0.23       0.45     0.46     0.52        0.34
  Net realized and unrealized
    gains (losses) from investment
    transactions .................       0.57        (0.28)      (0.53)      0.18     0.54    (0.21)       0.72
                                       ------       ------      ------     ------   ------   ------      ------
    Total from Investment
      Activities .................       0.82         0.21       (0.30)      0.63     1.00     0.31        1.06
                                       ------       ------      ------     ------   ------   ------      ------
Distributions:
  Net investment income ..........      (0.25)       (0.49)      (0.24)     (0.47)   (0.50)   (0.49)      (0.34)
  Net realized gains .............         --           --       (0.01)     (0.03)      --    (0.01)      (0.24)
  In excess of net realized
    gains ........................         --           --          --         --       --    (0.10)         --
                                       ------       ------      ------     ------   ------   ------      ------
    Total Distributions ..........      (0.25)       (0.49)      (0.25)     (0.50)   (0.50)   (0.60)      (0.58)
                                       ------       ------      ------     ------   ------   ------      ------
NET ASSET VALUE,
  END OF PERIOD ..................     $12.73       $12.16      $12.44     $12.99   $12.86   $12.36      $12.65
                                       ======       ======      ======     ======   ======   ======      ======
Total Return (Excludes Sales
  Charge) ........................       6.82%(d)     1.80%      (2.31)%(d)   4.98%   8.26%    2.56%       8.81%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ........................     $4,684       $3,456      $2,443     $2,142   $1,312   $  672      $  238
  Ratio of expenses to average net
    assets .......................       1.48%(e)     1.50%       1.57%(e)   1.63%    1.60%    1.58%       1.66%(e)
  Ratio of net investment income
    to average net assets ........       4.01%(e)     4.04%       3.64%(e)   3.61%    3.90%    3.79%       3.61%(e)
  Ratio of expenses to average net
    assets* ......................       1.48%(e)     1.66%       1.61%(e)   1.63%    1.60%    1.70%       2.04%(e)
  Portfolio turnover (f) .........      21.40%       44.41%      37.90%     22.05%   32.08%   64.51%      69.31%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

(b) Re-offering date of Class B Shares.

(c) Effective March 1, 1995, the Fund changed its fiscal year end from February 28 to December 31.

(d) Not annualized.

(e) Annualized.

 (f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      MUNICIPAL INCOME FUND
                                               -------------------------------------------------------------------
                                                                         CLASS I SHARES
                                               -------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                       YEAR ENDED JUNE 30,
                                               DECEMBER 31,   ----------------------------------------------------
                                                   2000         2000       1999       1998       1997       1996
                                               ------------   --------   --------   --------   --------   --------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .......................    $   9.46     $   9.92   $  10.11   $   9.84   $   9.66   $   9.69
                                                 --------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income .....................        0.24         0.48       0.50       0.51       0.53       0.56
  Net realized and unrealized gains (losses)
    from investment transactions ............        0.30        (0.46)     (0.19)      0.27       0.18      (0.03)
                                                 --------     --------   --------   --------   --------   --------
    Total from Investment Activities ........        0.54         0.02       0.31       0.78       0.71       0.53
                                                 --------     --------   --------   --------   --------   --------
Distributions:
  Net investment income .....................       (0.24)       (0.48)     (0.50)     (0.51)     (0.53)     (0.56)
                                                 --------     --------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF PERIOD .............................    $   9.76     $   9.46   $   9.92   $  10.11   $   9.84   $   9.66
                                                 ========     ========   ========   ========   ========   ========
    Total Return ............................        5.82%(a)     0.32%      3.06%      8.09%      7.49%      5.54%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $918,309     $857,118   $744,647   $617,885   $408,577   $241,115
  Ratio of expenses to average net assets ...        0.56%(b)     0.57%      0.57%      0.57%      0.57%      0.56%
  Ratio of net investment income to average
    net assets ..............................        5.07%(b)     5.07%      4.92%      5.08%      5.38%      5.70%
  Ratio of expenses to average net
    assets* .................................        0.59%(b)     0.67%      0.67%      0.67%      0.68%      0.76%
  Portfolio turnover (c) ....................       29.74%      100.61%     55.03%     69.76%     62.83%     83.17%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     MUNICIPAL INCOME FUND
                                               -----------------------------------------------------------------
                                                                        CLASS A SHARES
                                               -----------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                      YEAR ENDED JUNE 30,
                                               DECEMBER 31,   --------------------------------------------------
                                                   2000         2000       1999       1998      1997      1996
                                               ------------   --------   --------   --------   -------   -------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .......................    $   9.49     $   9.95   $  10.14   $   9.87   $  9.69   $  9.72
                                                 --------     --------   --------   --------   -------   -------
Investment Activities:
  Net investment income .....................        0.23         0.46       0.47       0.49      0.51      0.55
  Net realized and unrealized gains (losses)
    from investment transactions ............        0.30        (0.46)     (0.19)      0.27      0.18     (0.04)
                                                 --------     --------   --------   --------   -------   -------
    Total from Investment Activities ........        0.53           --       0.28       0.76      0.69      0.51
                                                 --------     --------   --------   --------   -------   -------
Distributions:
  Net investment income .....................       (0.23)       (0.46)     (0.47)     (0.49)    (0.51)    (0.54)
                                                 --------     --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD ..............    $   9.79     $   9.49   $   9.95   $  10.14   $  9.87   $  9.69
                                                 ========     ========   ========   ========   =======   =======
Total Return (Excludes Sales Charge) ........        5.66%(a)     0.06%      2.80%      7.84%     7.24%     5.35%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $147,954     $144,335   $188,143   $101,805   $41,829   $25,787
  Ratio of expenses to average net assets ...        0.81%(b)     0.82%      0.82%      0.82%     0.82%     0.81%
  Ratio of net investment income to average
    net assets ..............................        4.82%(b)     4.79%      4.62%      4.83%     5.13%     5.45%
  Ratio of expenses to average net
    assets* .................................        0.84%(b)     1.01%      1.01%      1.02%     1.03%     1.11%
  Portfolio turnover (c) ....................       29.74%      100.61%     55.03%     69.76%    62.83%    83.17%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   MUNICIPAL INCOME FUND
                                               --------------------------------------------------------------
                                                                       CLASS B SHARES
                                               --------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                     YEAR ENDED JUNE 30,
                                               DECEMBER 31,   -----------------------------------------------
                                                   2000        2000      1999      1998      1997      1996
                                               ------------   -------   -------   -------   -------   -------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .......................    $  9.45      $  9.91   $ 10.10   $  9.84   $  9.66   $  9.69
                                                 -------      -------   -------   -------   -------   -------
Investment Activities:
  Net investment income .....................       0.20         0.40      0.41      0.42      0.44      0.47
  Net realized and unrealized gains (losses)
    from investment transactions ............       0.30        (0.46)    (0.19)     0.26      0.18     (0.03)
                                                 -------      -------   -------   -------   -------   -------
    Total from Investment Activities ........       0.50        (0.06)     0.22      0.68      0.62      0.44
                                                 -------      -------   -------   -------   -------   -------
Distributions:
  Net investment income .....................      (0.20)       (0.40)    (0.41)    (0.42)    (0.44)    (0.47)
                                                 -------      -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD ..............    $  9.75      $  9.45   $  9.91   $ 10.10   $  9.84   $  9.66
                                                 =======      =======   =======   =======   =======   =======
Total Return (Excludes Sales Charge) ........       5.35%(a)    (0.58)%    2.14%     7.04%     6.55%     4.65%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $92,336      $90,118   $97,899   $56,911   $36,258   $23,204
  Ratio of expenses to average net assets ...       1.46%(b)     1.47%     1.47%     1.47%     1.47%     1.46%
  Ratio of net investment income to average
    net assets ..............................       4.17%(b)     4.16%     3.99%     4.18%     4.48%     4.80%
  Ratio of expenses to average net
    assets* .................................       1.49%(b)     1.67%     1.67%     1.67%     1.67%     1.76%
  Portfolio turnover (c) ....................      29.74%      100.61%    55.03%    69.76%    62.83%    83.17%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           MUNICIPAL INCOME FUND
                                                              ------------------------------------------------
                                                                               CLASS C SHARES
                                                              ------------------------------------------------
                                                               SIX MONTHS                          NOVEMBER 4,
                                                                 ENDED       YEAR ENDED JUNE 30,     1997 TO
                                                              DECEMBER 31,   -------------------    JUNE 30,
                                                                  2000         2000       1999      1998 (a)
                                                              ------------   --------   --------   -----------
                                                              (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD .......................    $  9.45      $  9.91    $ 10.09      $ 9.96
                                                                -------      -------    -------      ------
Investment Activities:
  Net investment income ....................................       0.20         0.40       0.41        0.68
  Net realized and unrealized gains (losses) from investment
     transactions ..........................................       0.30        (0.46)     (0.18)       0.13
                                                                -------      -------    -------      ------
     Total from Investment Activities ......................       0.50        (0.06)      0.23        0.81
                                                                -------      -------    -------      ------
Distributions:
  Net investment income ....................................      (0.20)       (0.40)     (0.41)      (0.68)
                                                                -------      -------    -------      ------
NET ASSET VALUE, END OF PERIOD .............................    $  9.75      $  9.45    $  9.91      $10.09
                                                                =======      =======    =======      ======
Total Return (Excludes Sales Charge) .......................       5.35%(b)    (0.59)%     2.24%       8.28%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) ........................    $16,820      $17,296    $13,737      $2,216
  Ratio of expenses to average net assets ..................       1.46%(c)     1.46%      1.47%       1.47%(c)
  Ratio of net investment income to average net assets .....       4.17%(c)     4.14%      3.93%       4.18%(c)
  Ratio of expenses to average net assets* .................       1.49%(c)     1.66%      1.66%       1.67%(c)
  Portfolio turnover (d) ...................................      29.74%      100.61%     55.03%      69.76%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               ARIZONA MUNICIPAL BOND FUND
                                         -----------------------------------------------------------------------
                                                                     CLASS I SHARES
                                         -----------------------------------------------------------------------
                                          SIX MONTHS                                                 JANUARY 20,
                                            ENDED                  YEAR ENDED JUNE 30,                 1997 TO
                                         DECEMBER 31,      ------------------------------------       JUNE 30,
                                             2000            2000          1999          1998         1997 (a)
                                         ------------      --------      --------      --------      -----------
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
  PERIOD ............................      $   9.46        $   9.74      $  10.15      $  10.06       $  10.00
                                           --------        --------      --------      --------       --------
Investment Activities:
  Net investment income .............          0.23            0.46          0.46          0.49           0.23
  Net realized and unrealized gains
     (losses) from investment
     transactions ...................          0.26           (0.21)        (0.26)         0.16           0.06
                                           --------        --------      --------      --------       --------
     Total from Investment
       Activities ...................          0.49            0.25          0.20          0.65           0.29
                                           --------        --------      --------      --------       --------
Distributions:
  Net investment income .............         (0.23)          (0.46)        (0.46)        (0.49)         (0.23)
  Net realized gains ................            --           (0.07)        (0.15)        (0.07)            --
                                           --------        --------      --------      --------       --------
     Total Distributions ............         (0.23)          (0.53)        (0.61)        (0.56)         (0.23)
                                           --------        --------      --------      --------       --------
NET ASSET VALUE, END OF PERIOD ......      $   9.72        $   9.46      $   9.74      $  10.15       $  10.06
                                           ========        ========      ========      ========       ========
Total Return ........................          5.23%(b)        2.66%         1.94%         6.58%          2.90%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
     (000) ..........................      $187,660        $195,753      $233,360      $248,590       $255,755
  Ratio of expenses to average net
     assets .........................          0.59%(c)        0.60%         0.61%         0.59%          0.59%(c)
  Ratio of net investment income to
     average net assets .............          4.76%(c)        4.82%         4.59%         4.79%          5.09%(c)
  Ratio of expenses to average net
     assets* ........................          0.59%(c)        0.65%         0.67%         0.65%          0.66%(c)
  Portfolio turnover (d) ............          8.80%          19.28%        16.29%        20.89%          5.66%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            ARIZONA MUNICIPAL BOND FUND
                                               -----------------------------------------------------
                                                                  CLASS A SHARES
                                               -----------------------------------------------------
                                                SIX MONTHS                               JANUARY 20,
                                                  ENDED         YEAR ENDED JUNE 30,        1997 TO
                                               DECEMBER 31,   ------------------------    JUNE 30,
                                                   2000        2000     1999     1998     1997 (a)
                                               ------------   ------   ------   ------   -----------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........     $ 9.39      $ 9.67   $10.08   $ 9.99     $10.00
                                                  ------      ------   ------   ------     ------
Investment Activities:
  Net investment income .....................       0.22        0.43     0.44     0.46       0.15
  Net realized and unrealized gains (losses)
     from investment transactions ...........       0.26       (0.21)   (0.26)    0.16      (0.01)
                                                  ------      ------   ------   ------     ------
     Total from Investment Activities .......       0.48        0.22     0.18     0.62       0.14
                                                  ------      ------   ------   ------     ------
Distributions:
  Net investment income .....................      (0.22)      (0.43)   (0.44)   (0.46)     (0.15)
  Net realized gains ........................         --       (0.07)   (0.15)   (0.07)        --
                                                  ------      ------   ------   ------     ------
     Total Distributions ....................      (0.22)      (0.50)   (0.59)   (0.53)     (0.15)
                                                  ------      ------   ------   ------     ------
NET ASSET VALUE, END OF PERIOD ..............     $ 9.65      $ 9.39   $ 9.67   $10.08     $ 9.99
                                                  ======      ======   ======   ======     ======
Total Return (Excludes Sales Charge) ........       5.13%(b)    2.43%    1.69%    6.30%      1.40%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........     $2,702      $2,391   $1,799   $1,321     $1,500
  Ratio of expenses to average net assets ...       0.84%(c)    0.86%    0.86%    0.84%      0.85%(c)
  Ratio of net investment income to average
     net assets .............................       4.53%(c)    4.64%    4.37%    4.53%      4.90%(c)
  Ratio of expenses to average net
     assets* ................................       0.84%(c)    1.01%    1.02%    1.01%      0.96%(c)
  Portfolio turnover (d) ....................       8.80%      19.28%   16.29%   20.89%      5.66%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            ARIZONA MUNICIPAL BOND FUND
                                               -----------------------------------------------------
                                                                  CLASS B SHARES
                                               -----------------------------------------------------
                                                SIX MONTHS                               JANUARY 20,
                                                  ENDED         YEAR ENDED JUNE 30,        1997 TO
                                               DECEMBER 31,   ------------------------    JUNE 30,
                                                   2000        2000     1999     1998     1997 (a)
                                               ------------   ------   ------   ------   -----------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........     $9.46       $ 9.75   $10.16   $10.09     $10.00
                                                  -----       ------   ------   ------     ------
Investment Activities:
  Net investment income .....................      0.19         0.37     0.37     0.13         --
  Net realized and unrealized gains (losses)
     from investment transactions ...........      0.28        (0.22)   (0.26)    0.14       0.09
                                                  -----       ------   ------   ------     ------
     Total from Investment Activities .......      0.47         0.15     0.11     0.27       0.09
                                                  -----       ------   ------   ------     ------
Distributions:
  Net investment income .....................     (0.19)       (0.37)   (0.37)   (0.13)        --
  Net realized gains ........................        --        (0.07)   (0.15)   (0.07)        --
                                                  -----       ------   ------   ------     ------
     Total Distributions ....................     (0.19)       (0.44)   (0.52)   (0.20)        --
                                                  -----       ------   ------   ------     ------
NET ASSET VALUE, END OF PERIOD ..............     $9.74       $ 9.46   $ 9.75   $10.16     $10.09
                                                  =====       ======   ======   ======     ======
Total Return (Excludes Sales Charge) ........      4.86%(b)     1.64%    1.04%    2.67%      0.90%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........     $ 728       $  713   $  640   $  290     $   --(c)
  Ratio of expenses to average net assets ...      1.49%(d)     1.50%    1.50%    1.50%        --(e)
  Ratio of net investment income to average
     net assets .............................      3.86%(d)     3.93%    3.67%    3.88%        --(e)
  Ratio of expenses to average net
     assets* ................................      1.49%(d)     1.66%    1.66%    1.64%        --(e)
  Portfolio turnover (f) ....................      8.80%       19.28%   16.29%   20.89%      5.66%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Amount is less than $1,000.

(d) Annualized.

(e) Since net assets are less than $1,000, ratios have not been presented.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  KENTUCKY MUNICIPAL BOND FUND
                                               ------------------------------------------------------------------
                                                                         CLASS I SHARES
                                               ------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                       YEAR ENDED JUNE 30,
                                               DECEMBER 31,   ---------------------------------------------------
                                                   2000         2000       1999       1998       1997      1996
                                               ------------   --------   --------   --------   --------   -------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........    $   9.90     $  10.12   $  10.40   $  10.20   $  10.04   $  9.92
                                                 --------     --------   --------   --------   --------   -------
Investment Activities:
  Net investment income .....................        0.25         0.49       0.50       0.51       0.50      0.50
  Net realized and unrealized gains (losses)
    from investment transactions ............        0.28        (0.22)     (0.28)      0.20       0.16      0.12
                                                 --------     --------   --------   --------   --------   -------
    Total from Investment Activities ........        0.53         0.27       0.22       0.71       0.66      0.62
                                                 --------     --------   --------   --------   --------   -------
Distributions:
  Net investment income .....................       (0.25)       (0.49)     (0.50)     (0.51)     (0.50)    (0.50)
                                                 --------     --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD ..............    $  10.18     $   9.90   $  10.12   $  10.40   $  10.20   $ 10.04
                                                 ========     ========   ========   ========   ========   =======
Total Return ................................        5.38%(a)     2.83%      2.05%      7.11%      6.74%     6.35%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $126,781     $124,778   $122,917   $122,220   $116,830   $30,300
  Ratio of expenses to average net assets ...        0.61%(b)     0.61%      0.61%      0.60%      0.59%     0.68%
  Ratio of net investment income to average
    net assets ..............................        4.90%(b)     5.00%      4.77%      4.94%      5.12%     4.60%
  Ratio of expenses to average net
    assets* .................................        0.61%(b)     0.69%      0.71%      0.69%      0.72%     1.02%
  Portfolio turnover (c) ....................        7.54%       21.82%      6.30%      5.81%     13.30%    16.78%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              KENTUCKY MUNICIPAL BOND FUND
                                               ----------------------------------------------------------
                                                                     CLASS A SHARES
                                               ----------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                   YEAR ENDED JUNE 30,
                                               DECEMBER 31,   -------------------------------------------
                                                   2000        2000     1999      1998     1997     1996
                                               ------------   ------   -------   ------   ------   ------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........     $ 9.90      $10.13   $ 10.41   $10.21   $10.05   $ 9.93
                                                  ------      ------   -------   ------   ------   ------
Investment Activities:
  Net investment income .....................       0.23        0.47      0.47     0.49     0.48     0.44
  Net realized and unrealized gains (losses)
    from investment transactions ............       0.29       (0.23)    (0.28)    0.20     0.16     0.12
                                                  ------      ------   -------   ------   ------   ------
    Total from Investment Activities ........       0.52        0.24      0.19     0.69     0.64     0.56
                                                  ------      ------   -------   ------   ------   ------
Distributions:
  Net investment income .....................      (0.23)      (0.47)    (0.47)   (0.49)   (0.48)   (0.44)
                                                  ------      ------   -------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD ..............     $10.19      $ 9.90   $ 10.13   $10.41   $10.21   $10.05
                                                  ======      ======   =======   ======   ======   ======
Total Return (Excludes Sales Charge) ........       5.35%(a)    2.47%     1.79%    6.86%    6.46%    5.70%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........     $8,810      $8,230   $10,075   $7,899   $5,554   $8,178
  Ratio of expenses to average net assets ...       0.86%(b)    0.86%     0.86%    0.85%    0.84%    0.93%
  Ratio of net investment income to average
    net assets ..............................       4.65%(b)    4.74%     4.50%    4.69%    4.66%    4.35%
  Ratio of expenses to average net
    assets* .................................       0.86%(b)    1.04%     1.06%    1.04%    1.04%    1.37%
  Portfolio turnover (c) ....................       7.54%      21.82%     6.30%    5.81%   13.30%   16.78%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              KENTUCKY MUNICIPAL BOND FUND
                                               -----------------------------------------------------------
                                                                     CLASS B SHARES
                                               -----------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                   YEAR ENDED JUNE 30,
                                               DECEMBER 31,   --------------------------------------------
                                                   2000        2000      1999      1998     1997     1996
                                               ------------   -------   -------   ------   ------   ------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........    $  9.84      $ 10.06   $ 10.35   $10.15   $ 9.99   $ 9.87
                                                 -------      -------   -------   ------   ------   ------
Investment Activities:
  Net investment income .....................       0.20         0.41      0.40     0.42     0.41     0.38
  Net realized and unrealized gains (losses)
    from investment transactions ............       0.29        (0.22)    (0.29)    0.20     0.16     0.13
                                                 -------      -------   -------   ------   ------   ------
    Total from Investment Activities ........       0.49         0.19      0.11     0.62     0.57     0.51
                                                 -------      -------   -------   ------   ------   ------
Distributions:
  Net investment income .....................      (0.20)       (0.41)    (0.40)   (0.42)   (0.41)   (0.39)
                                                 -------      -------   -------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD ..............    $ 10.13      $  9.84   $ 10.06   $10.35   $10.15   $ 9.99
                                                 =======      =======   =======   ======   ======   ======
Total Return (Excludes Sales Charge) ........       5.03%(a)     1.93%     1.05%    6.20%    5.81%    5.16%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $12,758      $13,250   $15,135   $5,581   $2,399   $1,457
  Ratio of expenses to average net assets ...       1.51%(b)     1.51%     1.51%    1.51%    1.47%    1.58%
  Ratio of net investment income to average
    net assets ..............................       4.02%(b)     4.12%     3.85%    4.04%    4.05%    3.70%
  Ratio of expenses to average net
    assets* .................................       1.51%(b)     1.69%     1.71%    1.70%    1.70%    2.02%
  Portfolio turnover (c) ....................       7.54%       21.82%     6.30%    5.81%   13.30%   16.78%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 LOUISIANA MUNICIPAL BOND FUND
                                               ------------------------------------------------------------------
                                                                         CLASS I SHARES
                                               ------------------------------------------------------------------
                                                SIX MONTHS                                              MARCH 26,
                                                  ENDED                 YEAR ENDED JUNE 30,              1996 TO
                                               DECEMBER 31,   ---------------------------------------   JUNE 30,
                                                   2000        2000       1999      1998       1997     1996 (a)
                                               ------------   -------   --------   -------   --------   ---------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........    $  9.74      $  9.96   $  10.26   $ 10.10   $   9.93   $  10.00
                                                 -------      -------   --------   -------   --------   --------
Investment Activities:
  Net investment income .....................       0.24         0.48       0.48      0.50       0.49       0.13
  Net realized and unrealized gains (losses)
    from investment transactions ............       0.31        (0.21)     (0.28)     0.16       0.17      (0.07)
                                                 -------      -------   --------   -------   --------   --------
    Total from Investment Activities ........       0.55         0.27       0.20      0.66       0.66       0.06
                                                 -------      -------   --------   -------   --------   --------
Distributions:
  Net investment income .....................      (0.24)       (0.48)     (0.48)    (0.50)     (0.49)     (0.13)
  Net realized gains ........................         --        (0.01)     (0.02)       --         --         --
                                                 -------      -------   --------   -------   --------   --------
    Total Distributions .....................      (0.24)       (0.49)     (0.50)    (0.50)     (0.49)     (0.13)
                                                 -------      -------   --------   -------   --------   --------
NET ASSET VALUE,
  END OF PERIOD .............................    $ 10.05      $  9.74   $   9.96   $ 10.26   $  10.10   $   9.93
                                                 =======      =======   ========   =======   ========   ========
Total Return ................................       5.73%(b)     2.81%      1.92%     6.62%      6.81%      0.90%(b)(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $73,691      $80,167   $106,294   $92,690   $113,338   $136,041
  Ratio of expenses to average net assets ...       0.61%(d)     0.61%      0.61%     0.60%      0.62%      0.71%(d)
  Ratio of net investment income to average
    net assets ..............................       4.87%(d)     4.72%      4.66%     4.85%      4.91%      4.76%(d)
  Ratio of expenses to average net
    assets* .................................       0.62%(d)     0.83%      0.85%     0.83%      0.84%      0.86%(d)
  Portfolio turnover (e) ....................       4.43%       17.27%     19.67%    12.03%     17.39%     16.72%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from date reorganized as a fund of One Group Mutual Funds.

(b) Not annualized.

(c) Represents total return for Class A Shares from December 1, 1995, through March 25, 1996, plus total return for Class I Shares for the period March 26, 1996, through June 30, 1996.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 LOUISIANA MUNICIPAL BOND FUND
                                       ----------------------------------------------------------------------------------
                                                                         CLASS A SHARES
                                       ----------------------------------------------------------------------------------
                                        SIX MONTHS                                            SEVEN MONTHS       YEAR
                                          ENDED                YEAR ENDED JUNE 30,               ENDED          ENDED
                                       DECEMBER 31,   -------------------------------------     JUNE 30,     NOVEMBER 30,
                                           2000        2000      1999      1998      1997       1996 (a)         1995
                                       ------------   -------   -------   -------   -------   ------------   ------------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ...............    $  9.74      $  9.96   $ 10.26   $ 10.10   $  9.93     $ 10.09        $   9.38
                                         -------      -------   -------   -------   -------     -------        --------
Investment Activities:
  Net investment income .............       0.23         0.46      0.45      0.47      0.47        0.24            0.50
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................       0.31        (0.21)    (0.28)     0.16      0.17       (0.16)           0.71
                                         -------      -------   -------   -------   -------     -------        --------
    Total from Investment
      Activities ....................       0.54         0.25      0.17      0.63      0.64        0.08            1.21
                                         -------      -------   -------   -------   -------     -------        --------
Distributions:
  Net investment income .............      (0.23)       (0.46)    (0.45)    (0.47)    (0.47)      (0.24)          (0.50)
  Net realized gains ................         --        (0.01)    (0.02)       --        --          --              --
                                         -------      -------   -------   -------   -------     -------        --------
    Total Distributions .............      (0.23)       (0.47)    (0.47)    (0.47)    (0.47)      (0.24)          (0.50)
                                         -------      -------   -------   -------   -------     -------        --------
NET ASSET VALUE,
  END OF PERIOD .....................    $ 10.05      $  9.74   $  9.96   $ 10.26   $ 10.10     $  9.93        $  10.09
                                         =======      =======   =======   =======   =======     =======        ========
Total Return (Excludes Sales
  Charge) ...........................       5.59%(b)     2.55%     1.67%     6.35%     6.55%       0.84%(b)       13.11%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................    $54,484      $58,225   $75,958   $47,078   $48,498     $53,479        $206,119
  Ratio of expenses to average net
    assets ..........................       0.86%(c)     0.86%     0.86%     0.85%     0.87%       0.69%(c)        0.62%
  Ratio of net investment income to
    average net assets ..............       4.62%(c)     4.67%     4.40%     4.60%     4.66%       4.71%(c)        5.07%
  Ratio of expenses to average net
    assets* .........................       0.87%(c)     1.18%     1.20%     1.18%     1.19%       0.86%(c)        0.77%
  Portfolio turnover (d) ............       4.43%       17.27%    19.67%    12.03%    17.39%      16.72%          28.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. The Financial Highlights for the periods prior to March 26, 1996, represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996, have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                LOUISIANA MUNICIPAL BOND FUND
                                       -------------------------------------------------------------------------------
                                                                       CLASS B SHARES
                                       -------------------------------------------------------------------------------
                                        SIX MONTHS                                         SEVEN MONTHS       YEAR
                                          ENDED              YEAR ENDED JUNE 30,              ENDED          ENDED
                                       DECEMBER 31,   ----------------------------------     JUNE 30,     NOVEMBER 30,
                                           2000        2000     1999      1998     1997      1996 (a)         1995
                                       ------------   ------   -------   ------   ------   ------------   ------------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ...............     $ 9.75      $ 9.97   $ 10.26   $10.10   $ 9.93      $10.09         $ 9.36
                                          ------      ------   -------   ------   ------      ------         ------
Investment Activities:
  Net investment income .............       0.20        0.39      0.39     0.41     0.40        0.21           0.42
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................       0.30       (0.21)    (0.27)    0.16     0.17       (0.16)          0.73
                                          ------      ------   -------   ------   ------      ------         ------
    Total from Investment
      Activities ....................       0.50        0.18      0.12     0.57     0.57        0.05           1.15
                                          ------      ------   -------   ------   ------      ------         ------
Distributions:
  Net investment income .............      (0.20)      (0.39)    (0.39)   (0.41)   (0.40)      (0.21)         (0.42)
  Net realized gains ................         --       (0.01)    (0.02)      --       --          --             --
                                          ------      ------   -------   ------   ------      ------         ------
    Total Distributions .............      (0.20)      (0.40)    (0.41)   (0.41)   (0.40)      (0.21)         (0.42)
                                          ------      ------   -------   ------   ------      ------         ------
NET ASSET VALUE,
  END OF PERIOD .....................     $10.05      $ 9.75   $  9.97   $10.26   $10.10      $ 9.93         $10.09
                                          ======      ======   =======   ======   ======      ======         ======
Total Return (Excludes Sales
  Charge) ...........................       5.15%(b)    1.89%     1.11%    5.69%    5.87%       0.48%(b)      12.52%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................     $9,891      $9,881   $10,866   $5,474   $3,835      $3,223         $2,115
  Ratio of expenses to average net
    assets ..........................       1.51%(c)    1.51%     1.51%    1.50%    1.51%       1.50%(c)       1.37%
  Ratio of net investment income to
    average net assets ..............       3.97%(c)    4.02%     3.74%    3.95%    4.02%       3.98%(c)       4.27%
  Ratio of expenses to average net
    assets* .........................       1.52%(c)    1.83%     1.85%    1.83%    1.85%       1.70%(c)       1.52%
  Portfolio turnover (d) ............       4.43%      17.27%    19.67%   12.03%   17.39%      16.72%         28.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. The Financial Highlights for the periods prior to March 26, 1996, represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996, have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               MICHIGAN MUNICIPAL BOND FUND
                                       -----------------------------------------------------------------------------
                                                                      CLASS I SHARES
                                       -----------------------------------------------------------------------------
                                        SIX MONTHS      YEAR     SIX MONTHS
                                          ENDED        ENDED       ENDED             YEAR ENDED DECEMBER 31,
                                       DECEMBER 31,   JUNE 30,    JUNE 30,    --------------------------------------
                                           2000         2000      1999 (a)      1998      1997      1996      1995
                                       ------------   --------   ----------   --------   -------   -------   -------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ...............    $  10.22     $  10.62    $  11.03    $  10.93   $ 10.48   $ 10.60   $  9.54
                                         --------     --------    --------    --------   -------   -------   -------
Investment Activities:
  Net investment income .............        0.25         0.51        0.25        0.50      0.51      0.49      0.48
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................        0.42        (0.38)      (0.41)       0.13      0.45     (0.14)     1.06
                                         --------     --------    --------    --------   -------   -------   -------
    Total from Investment
      Activities ....................        0.67         0.13       (0.16)       0.63      0.96      0.35      1.54
                                         --------     --------    --------    --------   -------   -------   -------
Distributions:
  Net investment income .............       (0.25)       (0.51)      (0.25)      (0.51)    (0.51)    (0.47)    (0.48)
  Net realized gains ................          --        (0.02)         --       (0.02)       --        --        --
                                         --------     --------    --------    --------   -------   -------   -------
    Total Distributions .............       (0.25)       (0.53)      (0.25)      (0.53)    (0.51)    (0.47)    (0.48)
                                         --------     --------    --------    --------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD .....................    $  10.64     $  10.22    $  10.62    $  11.03   $ 10.93   $ 10.48   $ 10.60
                                         ========     ========    ========    ========   =======   =======   =======
Total Return ........................        6.67%(b)     1.28%      (1.46)%(b)   5.94%     9.42%     3.44%    16.49%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................    $230,017     $233,913    $309,445    $298,842   $61,768   $41,909   $32,419
  Ratio of expenses to average net
    assets ..........................        0.59%(c)     0.61%       0.66%(c)    0.66%     0.67%     0.77%     0.79%
  Ratio of net investment income to
    average net assets ..............        4.88%(c)     4.94%       4.60%(c)    4.52%     4.84%     4.68%     4.71%
  Ratio of expenses to average net
    assets* .........................        0.59%(c)     0.67%       0.69%(c)    0.67%     0.73%     0.85%     1.04%
  Portfolio turnover (d) ............        9.88%       33.34%      10.60%      23.33%    37.84%    24.49%    26.97%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                MICHIGAN MUNICIPAL BOND FUND
                                       -------------------------------------------------------------------------------
                                                                       CLASS A SHARES
                                       -------------------------------------------------------------------------------
                                        SIX MONTHS      YEAR     SIX MONTHS
                                          ENDED        ENDED       ENDED                YEAR ENDED DECEMBER 31,
                                       DECEMBER 31,   JUNE 30,    JUNE 30,       -------------------------------------
                                           2000         2000      1999 (a)        1998      1997      1996      1995
                                       ------------   --------   ----------      -------   -------   -------   -------
                                       (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD ...............    $ 10.22      $ 10.63     $ 11.03        $ 10.93   $ 10.48   $ 10.60   $  9.54
                                         -------      -------     -------        -------   -------   -------   -------
Investment Activities:
  Net investment income .............       0.24         0.48        0.24           0.47      0.49      0.48      0.48
  Net realized and unrealized gains
    (losses) from investment
    transactions ....................       0.43        (0.39)      (0.40)          0.13      0.44     (0.14)     1.06
                                         -------      -------     -------        -------   -------   -------   -------
    Total from Investment
      Activities ....................       0.67         0.09       (0.16)          0.60      0.93      0.34      1.54
                                         -------      -------     -------        -------   -------   -------   -------
Distributions:
  Net investment income .............      (0.24)       (0.48)      (0.24)         (0.48)    (0.48)    (0.46)    (0.48)
  Net realized gains ................         --        (0.02)         --          (0.02)       --        --        --
                                         -------      -------     -------        -------   -------   -------   -------
    Total Distributions .............      (0.24)       (0.50)      (0.24)         (0.50)    (0.48)    (0.46)    (0.48)
                                         -------      -------     -------        -------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD .....................    $ 10.65      $ 10.22     $ 10.63        $ 11.03   $ 10.93   $ 10.48   $ 10.60
                                         =======      =======     =======        =======   =======   =======   =======
Total Return (Excludes Sales
  Charge) ...........................       6.62%(b)     0.93%      (1.47)%(b)      5.61%     9.15%     3.32%    16.49%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
    (000) ...........................    $43,273      $30,626     $22,217        $22,876   $18,687   $18,575   $21,034
  Ratio of expenses to average net
    assets ..........................       0.84%(c)     0.86%       0.88%(c)       0.91%     0.92%     0.88%     0.79%
  Ratio of net investment income to
    average net assets ..............       4.63%(c)     4.72%       4.35%(c)       4.27%     4.59%     4.57%     4.71%
  Ratio of expenses to average net
    assets* .........................       0.84%(c)     1.02%       0.96%(c)       0.92%     0.98%     0.96%     1.04%
  Portfolio turnover (d) ............       9.88%       33.34%      10.60%         23.33%    37.84%    24.49%    26.97%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    MICHIGAN MUNICIPAL BOND FUND
                                               ----------------------------------------------------------------------
                                                                           CLASS B SHARES
                                               ----------------------------------------------------------------------
                                                SIX MONTHS      YEAR     SIX MONTHS     YEAR ENDED      SEPTEMBER 23,
                                                  ENDED        ENDED       ENDED       DECEMBER 31,        1996 TO
                                               DECEMBER 31,   JUNE 30,    JUNE 30,    ---------------   DECEMBER 31,
                                                   2000         2000      1999(a)      1998     1997      1996 (b)
                                               ------------   --------   ----------   ------   ------   -------------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .......................    $  9.89      $ 10.28      $10.68     $10.59   $10.18      $10.00
                                                 -------      -------      ------     ------   ------      ------
Investment Activities:
  Net investment income .....................       0.21         0.42        0.20       0.39     0.38        0.07
  Net realized and unrealized gains (losses)
    from investment transactions ............       0.40        (0.37)      (0.40)      0.12     0.44        0.17
                                                 -------      -------      ------     ------   ------      ------
    Total from Investment Activities ........       0.61         0.05       (0.20)      0.51     0.82        0.24
                                                 -------      -------      ------     ------   ------      ------
Distributions:
  Net investment income .....................      (0.21)       (0.42)      (0.20)     (0.40)   (0.41)      (0.06)
  Net realized gains ........................         --        (0.02)         --      (0.02)      --          --
                                                 -------      -------      ------     ------   ------      ------
    Total Distributions .....................      (0.21)       (0.44)      (0.20)     (0.42)   (0.41)      (0.06)
                                                 -------      -------      ------     ------   ------      ------
NET ASSET VALUE,
  END OF PERIOD .............................    $ 10.29      $  9.89      $10.28     $10.68   $10.59      $10.18
                                                 =======      =======      ======     ======   ======      ======
Total Return (Excludes Sales Charge) ........       6.21%(c)     0.51%      (1.86)%(c)  4.92%    8.26%       2.45%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $12,074      $10,106      $6,771     $1,940   $  707      $  110
  Ratio of expenses to average net assets ...       1.49%(d)     1.52%       1.59%(d)   1.66%    1.67%       1.69%(d)
  Ratio of net investment income to average
    net assets ..............................       4.08%(d)     4.21%       3.64%(d)   3.52%    3.84%       2.01%(d)
  Ratio of expenses to average net
    assets* .................................       1.49%(d)     1.69%       1.70%(d)   1.67%    1.73%       1.77%(d)
  Portfolio turnover (e) ....................       9.88%       33.34%      10.60%     23.33%   37.84%      24.49%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(b) Period from commencement of operations.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    OHIO MUNICIPAL BOND FUND
                                               ------------------------------------------------------------------
                                                                         CLASS I SHARES
                                               ------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                       YEAR ENDED JUNE 30,
                                               DECEMBER 31,   ---------------------------------------------------
                                                   2000         2000       1999       1998       1997      1996
                                               ------------   --------   --------   --------   --------   -------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........    $  10.44     $  10.75   $  11.08   $  10.88   $  10.69   $ 10.65
                                                 --------     --------   --------   --------   --------   -------
Investment Activities:
  Net investment income .....................        0.27         0.53       0.54       0.56       0.56      0.56
  Net realized and unrealized gains (losses)
    from investment transactions ............        0.33        (0.31)     (0.33)      0.20       0.19      0.04
                                                 --------     --------   --------   --------   --------   -------
    Total from Investment Activities ........        0.60         0.22       0.21       0.76       0.75      0.60
                                                 --------     --------   --------   --------   --------   -------
Distributions:
  Net investment income .....................       (0.27)       (0.53)     (0.54)     (0.56)     (0.56)    (0.56)
                                                 --------     --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD ..............    $  10.77     $  10.44   $  10.75   $  11.08   $  10.88   $ 10.69
                                                 ========     ========   ========   ========   ========   =======
Total Return ................................        5.79%(a)     2.20%      1.84%      7.13%      7.22%     5.69%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $128,945     $126,362   $160,493   $149,890   $133,172   $80,611
  Ratio of expenses to average net assets ...        0.60%(b)     0.60%      0.56%      0.54%      0.54%     0.57%
  Ratio of net investment income to average
    net assets ..............................        5.02%(b)     5.10%      4.86%      5.09%      5.24%     5.17%
  Ratio of expenses to average net
    assets* .................................        0.61%(b)     0.83%      0.83%      0.83%      0.84%     0.95%
  Portfolio turnover (c) ....................        6.94%       35.46%     13.69%     10.49%      7.45%    24.61%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  OHIO MUNICIPAL BOND FUND
                                               --------------------------------------------------------------
                                                                       CLASS A SHARES
                                               --------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                     YEAR ENDED JUNE 30,
                                               DECEMBER 31,   -----------------------------------------------
                                                   2000        2000      1999      1998      1997      1996
                                               ------------   -------   -------   -------   -------   -------
                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD ........    $ 10.47      $ 10.78   $ 11.11   $ 10.91   $ 10.72   $ 10.68
                                                 -------      -------   -------   -------   -------   -------
Investment Activities:
  Net investment income .....................       0.25         0.51      0.51      0.54      0.54      0.55
  Net realized and unrealized gains (losses)
    from investment transactions ............       0.33        (0.31)    (0.33)     0.20      0.19      0.03
                                                 -------      -------   -------   -------   -------   -------
    Total from Investment Activities ........       0.58         0.20      0.18      0.74      0.73      0.58
                                                 -------      -------   -------   -------   -------   -------
Distributions:
  Net investment income .....................      (0.25)       (0.51)    (0.51)    (0.54)    (0.54)    (0.54)
                                                 -------      -------   -------   -------   -------   -------
NET ASSET VALUE,
  END OF PERIOD .............................    $ 10.80      $ 10.47   $ 10.78   $ 11.11   $ 10.91   $ 10.72
                                                 =======      =======   =======   =======   =======   =======
Total Return (Excludes Sales Charge) ........       5.62%(a)     1.94%     1.59%     6.87%     6.95%     5.44%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $33,642      $32,307   $26,876   $17,297   $16,114   $16,507
  Ratio of expenses to average net assets ...       0.85%(b)     0.85%     0.81%     0.79%     0.79%     0.82%
  Ratio of net investment income to average
    net assets ..............................       4.75%(b)     4.84%     4.57%     4.83%     4.96%     4.92%
  Ratio of expenses to average net
    assets* .................................       0.86%(b)     1.18%     1.18%     1.18%     1.19%     1.30%
  Portfolio turnover (c) ....................       6.94%       35.46%    13.69%    10.49%     7.45%    24.61%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 OHIO MUNICIPAL BOND FUND
                                               -------------------------------------------------------------
                                                                      CLASS B SHARES
                                               -------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED                    YEAR ENDED JUNE 30,
                                               DECEMBER 31,   ----------------------------------------------
                                                   2000        2000      1999      1998      1997      1996
                                               ------------   -------   -------   -------   -------   ------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .......................    $ 10.54      $ 10.86   $ 11.18   $ 10.98   $ 10.79   $10.75
                                                 -------      -------   -------   -------   -------   ------
Investment Activities:
  Net investment income .....................       0.22         0.44      0.44      0.47      0.47     0.48
  Net realized and unrealized gains (losses)
    from investment transactions ............       0.34        (0.32)    (0.32)     0.20      0.19     0.03
                                                 -------      -------   -------   -------   -------   ------
    Total from Investment Activities ........       0.56         0.12      0.12      0.67      0.66     0.51
                                                 -------      -------   -------   -------   -------   ------
Distributions:
  Net investment income .....................      (0.22)       (0.44)    (0.44)    (0.47)    (0.47)   (0.47)
                                                 -------      -------   -------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD ..............    $ 10.88      $ 10.54   $ 10.86   $ 11.18   $ 10.98   $10.79
                                                 =======      =======   =======   =======   =======   ======
Total Return (Excludes Sales Charge) ........       5.35%(a)     1.17%     1.01%     6.20%     6.26%    4.79%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $42,009      $40,605   $49,703   $26,138   $14,316   $8,854
  Ratio of expenses to average net assets ...       1.50%(b)     1.50%     1.46%     1.44%     1.44%    1.47%
  Ratio of net investment income to average
    net assets ..............................       4.09%(b)     4.15%     3.89%     4.19%     4.33%    4.27%
  Ratio of expenses to average net
    assets* .................................       1.51%(b)     1.83%     1.83%     1.83%     1.84%    1.95%
  Portfolio turnover (c) ....................       6.94%       35.46%    13.69%    10.49%     7.45%   24.61%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           WEST VIRGINIA MUNICIPAL BOND FUND
                                               ---------------------------------------------------------
                                                                    CLASS I SHARES
                                               ---------------------------------------------------------
                                                SIX MONTHS                                   JANUARY 20,
                                                  ENDED           YEAR ENDED JUNE 30,          1997 TO
                                               DECEMBER 31,   ----------------------------    JUNE 30,
                                                   2000        2000      1999       1998      1997 (a)
                                               ------------   -------   -------   --------   -----------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .......................    $  9.73      $  9.96   $ 10.28   $  10.06     $ 10.00
                                                 -------      -------   -------   --------     -------
Investment Activities:
  Net investment income .....................       0.24         0.49      0.49       0.50        0.22
  Net realized and unrealized gains (losses)
     from investment transactions ...........       0.31        (0.23)    (0.31)      0.22        0.06
                                                 -------      -------   -------   --------     -------
     Total from Investment Activities .......       0.55         0.26      0.18       0.72        0.28
                                                 -------      -------   -------   --------     -------
Distributions:
  Net investment income .....................      (0.24)       (0.49)    (0.49)     (0.50)      (0.22)
  Net realized gains ........................         --           --(b)   (0.01)       --          --
                                                 -------      -------   -------   --------     -------
     Total Distributions ....................      (0.24)       (0.49)    (0.50)     (0.50)      (0.22)
                                                 -------      -------   -------   --------     -------
NET ASSET VALUE, END OF PERIOD ..............    $ 10.04      $  9.73   $  9.96   $  10.28     $ 10.06
                                                 =======      =======   =======   ========     =======
Total Return ................................       5.76%(c)     2.76%     1.71%      7.36%       2.84%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........    $85,834      $91,975   $98,391   $102,413     $96,270
  Ratio of expenses to average net assets ...       0.61%(d)     0.61%     0.61%      0.60%       0.59%(d)
  Ratio of net investment income to average
     net assets .............................       4.93%(d)     5.03%     4.74%      4.93%       5.04%(d)
  Ratio of expenses to average net
     assets* ................................       0.61%(d)     0.68%     0.71%      0.72%       0.67%(d)
  Portfolio turnover (e) ....................       5.30%       24.67%    15.24%     16.69%       6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Amount is less than $0.01.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         WEST VIRGINIA MUNICIPAL BOND FUND
                                               -----------------------------------------------------
                                                                  CLASS A SHARES
                                               -----------------------------------------------------
                                                SIX MONTHS                               JANUARY 20,
                                                  ENDED         YEAR ENDED JUNE 30,        1997 TO
                                               DECEMBER 31,   ------------------------    JUNE 30,
                                                   2000        2000     1999     1998     1997 (a)
                                               ------------   ------   ------   ------   -----------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .......................     $ 9.81      $10.03   $10.36   $10.15     $10.00
                                                  ------      ------   ------   ------     ------
Investment Activities:
  Net investment income .....................       0.23        0.46     0.47     0.48       0.16
  Net realized and unrealized gains (losses)
     from investment transactions ...........       0.31       (0.22)   (0.32)    0.21       0.15
                                                  ------      ------   ------   ------     ------
     Total from Investment Activities .......       0.54        0.24     0.15     0.69       0.31
                                                  ------      ------   ------   ------     ------
Distributions:
  Net investment income .....................      (0.23)      (0.46)   (0.47)   (0.48)     (0.16)
  Net realized gains ........................         --          --(b) (0.01)      --         --
                                                  ------      ------   ------   ------     ------
     Total Distributions ....................      (0.23)      (0.46)   (0.48)   (0.48)     (0.16)
                                                  ------      ------   ------   ------     ------
NET ASSET VALUE, END OF PERIOD ..............     $10.12      $ 9.81   $10.03   $10.36     $10.15
                                                  ======      ======   ======   ======     ======
Total Return (Excludes Sales Charge) ........       5.59%(c)    2.59%    1.37%    6.98%      3.08%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........     $4,938      $3,677   $3,570   $2,024     $  808
  Ratio of expenses to average net assets ...       0.86%(d)    0.86%    0.85%    0.85%      0.84%(d)
  Ratio of net investment income to average
     net assets .............................       4.65%(d)    4.74%    4.42%    4.68%      4.94%(d)
  Ratio of expenses to average net
     assets* ................................       0.86%(d)    1.03%    1.05%    1.07%      0.97%(d)
  Portfolio turnover (e) ....................       5.30%      24.67%   15.24%   16.69%      6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Amount is less than $0.01.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         WEST VIRGINIA MUNICIPAL BOND FUND
                                               -----------------------------------------------------
                                                                  CLASS B SHARES
                                               -----------------------------------------------------
                                                SIX MONTHS                               JANUARY 20,
                                                  ENDED         YEAR ENDED JUNE 30,        1997 TO
                                               DECEMBER 31,   ------------------------    JUNE 30,
                                                   2000        2000     1999     1998     1997 (a)
                                               ------------   ------   ------   ------   -----------
                                               (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .......................     $ 9.80      $10.03   $10.35   $10.12     $10.00
                                                  ------      ------   ------   ------     ------
Investment Activities:
  Net investment income .....................       0.20        0.40     0.40     0.42       0.14
  Net realized and unrealized gains (losses)
     from investment transactions ...........       0.31       (0.23)   (0.31)    0.23       0.12
                                                  ------      ------   ------   ------     ------
     Total from Investment Activities .......       0.51        0.17     0.09     0.65       0.26
                                                  ------      ------   ------   ------     ------
Distributions:
  Net investment income .....................      (0.20)      (0.40)   (0.40)   (0.42)     (0.14)
  Net realized gains ........................         --          --(b) (0.01)      --         --
                                                  ------      ------   ------   ------     ------
     Total Distributions ....................      (0.20)      (0.40)   (0.41)   (0.42)     (0.14)
                                                  ------      ------   ------   ------     ------
NET ASSET VALUE, END OF PERIOD ..............     $10.11      $ 9.80   $10.03   $10.35     $10.12
                                                  ======      ======   ======   ======     ======
Total Return (Excludes Sales Charge) ........       5.25%(c)    1.82%    0.80%    6.57%      2.64%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000) .........     $6,643      $6,772   $7,505   $3,352     $  614
  Ratio of expenses to average net assets ...       1.51%(d)    1.51%    1.50%    1.50%      1.49%(d)
  Ratio of net investment income to average
     net assets .............................       4.01%(d)    4.09%    3.79%    4.05%      4.08%(d)
  Ratio of expenses to average net
     assets* ................................       1.51%(d)    1.68%    1.71%    1.72%      1.62%(d)
  Portfolio turnover (e) ....................       5.30%      24.67%   15.24%   16.69%      6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Amount is less than $0.01.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2000
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Short-Term Municipal Bond Fund, Intermediate Tax-Free Bond Fund, Tax-Free Bond Fund, Municipal Income Fund, Arizona Municipal Bond Fund, Kentucky Municipal Bond Fund, Louisiana Municipal Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, and West Virginia Municipal Bond Fund, (individually a "Fund", collectively the "Funds") only. Each Fund is a non-diversified mutual fund, except for Short-Term Municipal Bond Fund, Intermediate Tax-Free Bond Fund, Tax-Free Bond Fund, and Municipal Income Fund, which are diversified.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Debt securities (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Pricing Committee, which is comprised of members from One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Banc One Investment Advisors Corporation (the "Advisor"), and BISYS Fund Services (the "Fund Accountant"), under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     FUTURES CONTRACTS

     The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument.

     Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes. Amortization and accretion are calculated using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     DEFERRED ORGANIZATION COSTS

     Prior to June 30, 1998, costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution were deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

     operations. All such costs, which are attributable to more than one Fund of the Trust, have been allocated among the respective Fund's pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-six series and six classes of shares: Class I, Class A, Class B, Class C, Class S, and Service Class. Currently, the Trust consists of fifty-one active funds. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. As of December 31, 2000, there were no shareholders in Class C of the Funds except for the Municipal Income Fund. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.60% of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Louisiana Municipal Bond Fund, and the Ohio Municipal Bond Fund; 0.45% of the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the West Virginia Municipal Bond Fund.

   The Trust and the Administrator are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   Prior to December 1, 2000, the Trust and The One Group Services Company (the "Prior Administrator"), a wholly owned subsidiary of The BISYS Group, Inc., served as parties to an administration agreement. Under the agreement, the Prior Administrator provided services for a fee that is computed identical to the agreement above, which is between the Trust and the Administrator. In addition, prior to December 1, 2000, the Administrator served as Sub-Administrator to each Fund of the Trust and performed many of the Prior Administrator's duties, for which the Administrator received a fee paid by the Prior Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

   shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25%, 0.90% (except for Short-Term Municipal Bond Fund which is 0.75%) and 0.90% of average daily net assets of the Class A, Class B, and Class C shares, respectively, of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees. For the six months ended December 31, 2000, the Distributor received $305,957 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor reallowed $98,999 to affiliated broker/dealers of the Funds.

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

   Fees may be reduced to assist the Funds in maintaining competitive expense ratios. For the six months ended December 31, 2000, fees in the following amounts were waived (amounts in thousands):

                                                 INVESTMENT
                                                  ADVISORY                         DISTRIBUTION FEES WAIVED
                                                    FEES       ADMINISTRATION    -----------------------------
    FUND                                           WAIVED       FEES WAIVED      CLASS A    CLASS B    CLASS C
    ----                                         ----------    --------------    -------    -------    -------
    Short-Term Municipal Bond Fund.............     $161             $1            $ 1        $ 1        $--
    Intermediate Tax-Free Bond Fund............      758             --             17          4        --
    Tax-Free Bond Fund.........................      163              6             19          2        --
    Municipal Income Fund......................      497             --             75         46         8
    Arizona Municipal Bond Fund................       49             --              1          1        --
    Kentucky Municipal Bond Fund...............       37             --              4          7        --
    Louisiana Municipal Bond Fund..............      148             --             28          5        --
    Michigan Municipal Bond Fund...............       70              3             18          6        --
    Ohio Municipal Bond Fund...................      217             --             17         21        --
    West Virginia Municipal Bond Fund..........       25             --              2          3        --

Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2000
(Unaudited)

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended December 31, 2000, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    --------
    Short-Term Municipal Bond Fund..............................  $ 20,945     $ 27,492
    Intermediate Tax-Free Bond Fund.............................   403,498      366,612
    Tax-Free Bond Fund..........................................   135,199      153,161
    Municipal Income Fund.......................................   395,998      317,345
    Arizona Municipal Bond Fund.................................    16,969       31,259
    Kentucky Municipal Bond Fund................................    13,296       10,886
    Louisiana Municipal Bond Fund...............................     6,162       21,061
    Michigan Municipal Bond Fund................................    37,668       26,973
    Ohio Municipal Bond Fund....................................    13,635       15,449
    West Virginia Municipal Bond Fund...........................     5,217       12,200

6. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust.

   At December 31, 2000, Intermediate Tax-Free Fund and Municipal Income Fund had $4,300,000 and $10,200,000, respectively, outstanding under this agreement. During the six months ended December 31, 2000, borrowings by the Funds under the Agreement were as follows (amounts in thousands):

                                                                       AVERAGE             AVERAGE
    FUND                                                          AMOUNT OUTSTANDING    INTEREST RATE
    ----                                                          ------------------    -------------
    Intermediate Tax-Free Bond Fund.............................         $216               7.04%
    Municipal Income Bond Fund..................................          166               7.13

   The average amount outstanding was calculated based on daily balances during the period.

7. CONCENTRATION OF CREDIT RISK:

   The Arizona, Kentucky, Louisiana, Michigan, Ohio, and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Continued

                 (This page has been left blank intentionally.)

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with BANK
 ONE CORPORATION. Affiliates of
 BANK ONE CORPORATION receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-043-SAN (2/01)

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